Document and Entity Information	6 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	CUBIC CORP /DE/
Entity Central Index Key	0000026076
Document Type	S-1
Pre-Effective Amendment Number	2
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net sales:
Products	$ 164,968			$ 155,776	$ 153,310	$ 172,079	$ 142,055	$ 155,380	$ 131,419	$ 180,177	$ 167,993	$ 133,629	$ 125,957	$ 300,669	$ 309,086	$ 287,991		$ 429,982	$ 663,287	$ 600,933	$ 607,756	$ 508,167
Services	199,337			183,869	163,456	170,942	180,732	192,509	150,465	173,819	157,125	138,854	120,638	377,007	347,325	342,976		523,709	718,208	694,648	590,436	517,757
Total net sales	364,305	359,687	365,397	339,645	316,766	343,021	322,787	347,889	281,884	353,996	325,118	272,483	246,595	677,676	656,411	630,967		953,691	1,381,495	1,295,581	1,198,192	1,025,924
Costs and expenses:
Products	117,123			106,684	113,449	122,189	101,486	106,813	87,791	131,789	120,222	88,330	90,076	218,018	220,133	194,604		296,090	451,573	418,279	430,417	378,052
Services	153,766			145,642	131,408	144,457	144,992	152,369	122,244	148,035	142,169	115,317	105,493	297,617	277,050	274,613		419,605	594,662	564,062	511,014	418,292
Selling, general and administrative expenses	41,320			43,039	35,220	45,160	37,981	38,514	38,136	32,342	33,706	28,678	29,580	82,317	78,259	76,650		114,631	163,688	159,791	124,306	119,108
Research and development	7,098			8,072	4,896	7,453	6,281	5,271	6,255	8,633	4,995	3,611	1,737	12,920	12,968	11,526		17,807	28,722	25,260	18,976	8,173
Amortization of purchased intangibles	4,266			3,668	4,039	4,074	4,257	4,312	2,038	1,740	1,698	1,710	1,698	7,830	7,707	6,350		10,607	14,828	14,681	6,846	6,432
Total costs and expenses	329,657			307,105	289,012	323,333	294,997	307,279	256,464	322,539	302,790	237,646	228,584	624,786	596,117	563,743		858,740	1,253,473	1,182,073	1,091,559	930,057
Operating income	34,648	29,142	38,586	32,540	27,754	19,688	27,790	40,610	25,420	31,457	22,328	34,837	18,011	52,890	60,294	67,224		94,951	128,022	113,508	106,633	95,867
Other income (expense):
Interest and dividend income	312			964	762	839	490	375	864	236	457	551	346	749	1,726	1,239		1,729	2,994	2,568	1,590	1,664
Interest expense	(654)			(331)	(347)	(306)	(374)	(374)	(407)	(473)	(414)	(418)	(450)	(1,516)	(678)	(781)		(1,155)	(1,550)	(1,461)	(1,755)	(2,031)
Other income (expense) - net	(53)			122	923	2,124	1,232	(486)	(1,208)	(2,599)	319	5,221	696	49	1,045	(1,694)		(462)	821	1,662	3,637	661
Income before income taxes	34,253			33,295	29,092	22,345	29,138	40,125	24,669	28,621	22,690	40,191	18,603	52,172	62,387	65,988		95,063	130,287	116,277	110,105	96,161
Income taxes	7,043			9,847	8,353	7,671	7,032	11,256	6,414	12,033	5,960	13,251	6,767	12,443	18,200	18,172		25,178	38,183	32,373	38,011	33,016
Net income	27,210			23,448	20,739	14,674	22,106	28,869	18,255	16,588	16,730	26,940	11,836	39,729	44,187	47,816	70,273	69,885	92,104	83,904	72,094	63,145
Less noncontrolling interest in income of VIE	52			51	45	49	56	84	121					125	96	205		261	204	310
Net income attributable to Cubic	$ 27,158	$ 21,088	$ 26,721	$ 23,397	$ 20,694	$ 14,625	$ 22,050	$ 28,785	$ 18,134	$ 16,588	$ 16,730	$ 26,940	$ 11,836	$ 39,604	$ 44,091	$ 47,611		$ 69,624	$ 91,900	$ 83,594	$ 72,094	$ 63,145
Basic and diluted net income per common share (in dollars per share)		$ 0.79	$ 1	$ 0.88	$ 0.77	$ 0.55	$ 0.82	$ 1.08	$ 0.68	$ 0.62	$ 0.63	$ 1.01	$ 0.44		$ 1.62	$ 1.78		$ 2.6	$ 3.44	$ 3.13	$ 2.7	$ 2.36
Average number of common shares outstanding (in shares)	26,736			26,736	26,736	26,736	26,736	26,736	26,736	26,735	26,736	26,736	26,732	26,736	26,736	26,736		26,736	26,736	26,736	26,735	26,731
Diluted (in shares)	26,736			26,736	26,736	26,736	26,736	26,736	26,736	26,735	26,736	26,736	26,732	26,736	26,736	26,736		26,736	26,736	26,736	26,735	26,731

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net income	$ 92,104	$ 83,904	$ 72,094	$ 63,145
Other comprehensive income (loss):
Adjustment to pension liability, net of taxes	(5,585)	(3,285)	(2,713)	(15,991)
Foreign currency translation	10,688	(1,250)	(868)	(5,059)
Net unrealized gain (loss) from cash flow hedges	242	(5,618)	1,483	112
Total other comprehensive income (loss)	5,345	(10,153)	(2,098)	(20,938)
Total comprehensive income	$ 97,449	$ 73,751	$ 69,996	$ 42,207

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current assets:
Cash and cash equivalents	$ 212,267	$ 329,148	$ 295,434	$ 244,074
Restricted cash	68,749
Short-term investments		25,829	84,081	8,127
Accounts receivable:
Trade and other receivables	17,543	20,259	11,594	12,833
Long-term contracts	333,617	207,426	201,898	222,709
Allowance for doubtful accounts	(463)	(395)	(663)	(4,558)
Current accounts receivable	350,697	227,290	212,829	230,984
Recoverable income taxes	7,083	24,917	6,810	249
Inventories	52,366	38,359	40,653	57,605
Deferred income taxes	7,587	9,483	14,290	20,191
Prepaid expenses and other current assets	13,977	21,080	26,127	29,957
Total current assets	712,726	676,106	680,224	591,187
Long-term contract receivables	22,070	23,700	28,080	13,400
Long-term capitalized contract costs	26,875
Property, plant and equipment - net	55,327	48,467	47,469	48,895
Deferred income taxes	16,364	12,824	19,288	14,504
Goodwill	146,933	146,355	64,142	59,433
Purchased intangibles - net	39,374	54,139	26,295	28,618
Miscellaneous other assets	6,648	4,933	6,021	7,536
Total assets	1,026,317	966,524	871,519	763,573
Current liabilities:
Trade accounts payable	47,917	43,984	39,085	32,542
Customer advances	100,764	134,316	98,515	83,978
Accrued compensation	52,680	49,513	48,994	49,134
Other current liabilities	55,988	57,006	61,091	59,644
Income taxes payable	20,733	18,716	27,219	12,099
Current maturities of long-term debt	4,561	4,541	4,545	4,554
Total current liabilities	282,643	308,076	279,449	241,951
Long-term debt	6,942	11,377	15,949	20,570
Accrued pension liability	46,382	41,166	39,855	33,762
Deferred compensation	8,619	7,884	8,508	7,902
Income taxes payable	4,862	12,129	9,961	11,001
Other non-current liabilities	6,527	6,582	4,748
Commitments and contingencies
Shareholders' equity:
Preferred stock, no par value: Authorized--5,000 shares Issued and outstanding--none
Common stock, no par value: Authorized--50,000 shares 2012, 2011 and 2010--Issued 35,682 shares, outstanding--26,736 shares 2009--Issued 35,677 shares, outstanding--26,732 shares	12,574	12,574	12,574	12,530
Retained earnings	715,043	629,560	553,452	486,170
Accumulated other comprehensive loss	(21,148)	(26,493)	(16,340)	(14,242)
Treasury stock at cost - 8,945 shares	(36,078)	(36,078)	(36,074)	(36,071)
Shareholders' equity related to Cubic	670,391	579,563	513,612	448,387
Noncontrolling interest in variable interest entity	(49)	(253)	(563)
Total shareholders' equity	670,342	579,310	513,049	448,387
Total liabilities and shareholders' equity	$ 1,026,317	$ 966,524	$ 871,519	$ 763,573

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, Authorized shares	5,000	5,000	5,000	5,000
Preferred stock, Issued shares	0	0	0	0
Preferred stock, outstanding shares	0	0	0	0
Common stock, Authorized shares	50,000	50,000	50,000	50,000
Common stock, Issued shares	35,682	35,682	35,682	35,677
Common stock, outstanding shares	26,736	26,736	26,736	26,732
Treasury stock, shares	8,945	8,945	8,945	8,945

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2009
Operating Activities:
Net income	$ 92,104	$ 63,145
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	22,857	15,586
Deferred income taxes	(1,486)	5,320
Provision for doubtful accounts		3,038
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(118,164)	41,077
Inventories	(13,636)	(7,734)
Prepaid expenses and other current assets	7,574	5,751
Long-term capitalized contract costs	(26,875)
Accounts payable and other current liabilities	8,525	15,083
Customer advances	(37,999)	34,619
Income taxes	11,929	(675)
Other items - net	494	1,614
NET CASH USED IN OPERATING ACTIVITIES	(54,677)	176,824
Investing Activities:
Acquisition of businesses, net of cash acquired		(19,965)
Proceeds from sales or maturities of short-term investments	25,829
Purchases of short-term investments		(8,127)
Purchases of property, plant and equipment	(14,226)	(5,332)
Other items - net		41
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	11,603	(33,383)
Financing Activities:
Principal payments on long-term debt	(4,549)	(5,970)
Proceeds from issuance of common stock		45
Net change in restricted cash	(68,584)
Dividends paid to shareholders	(6,417)	(4,811)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(79,550)	(10,736)
Effect of exchange rates on cash	5,743	(1,327)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(116,881)	131,378
Cash and cash equivalents at the beginning of the period	329,148
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 212,267	$ 244,074

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) Share data in Thousands, unless otherwise specified	Total	Common Stock	Retained Earnings	Retained Earnings Revenue recognition and other individually immaterial errors	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Revenue recognition and other individually immaterial errors	Treasury Stock	Noncontrolling Interest in VIE
Balance at Oct. 01, 2008
Increase (Decrease) in Stockholders' Equity
Net income	$ 63,145,000		$ 63,145,000
Net income at Oct. 02, 2008 (Previously Reported)	55,686,000
Net income (Adjustments)	7,459,000
Other comprehensive income (loss)					(20,938,000)
Stock issued under equity incentive plan		45,000
Stock issued under equity incentive plan (in shares)		5
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(4,811,000)
Balance at Sep. 30, 2009 (Previously Reported)	420,845,000
Balance (Adjustments)	27,542,000
Balance at Sep. 30, 2009	448,387,000	12,530,000	486,170,000		(14,242,000)		(36,071,000)
Balance (in shares) at Sep. 30, 2009		26,732
Increase (Decrease) in Stockholders' Equity
Net income	72,094,000		72,094,000
Net income at Oct. 01, 2009 (Previously Reported)	70,636,000
Net income (Adjustments)	1,458,000
Other comprehensive income (loss)					(2,098,000)
Consolidation of variable interest entity	(38,264,000)							(563,000)
Consolidation of variable interest entity at Oct. 01, 2009 (Previously Reported)	(38,264,000)
Stock issued under equity incentive plan		44,000
Stock issued under equity incentive plan (in shares)		4
Purchase of treasury stock							(3,000)
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(4,812,000)
Balance at Sep. 30, 2010 (Previously Reported)	487,759,000
Balance (Adjustments)	25,290,000
Balance at Sep. 30, 2010	513,049,000	12,574,000	553,452,000		(16,340,000)		(36,074,000)	(563,000)
Balance (in shares) at Sep. 30, 2010		26,736
Increase (Decrease) in Stockholders' Equity
Net income	83,904,000		83,594,000					310,000
Net income at Oct. 01, 2010 (Previously Reported)	85,078,000
Net income (Adjustments)	(1,174,000)
Other comprehensive income (loss)					(10,153,000)
Purchase of treasury stock							(4,000)
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(7,486,000)
Balance at Sep. 30, 2011 (Previously Reported)	551,798,000
Balance (Adjustments)	27,512,000
Balance at Sep. 30, 2011	579,310,000	12,574,000	629,560,000		(26,493,000)		(36,078,000)	(253,000)
Balance (in shares) at Sep. 30, 2011		26,736
Increase (Decrease) in Stockholders' Equity
Net income	92,104,000		91,900,000					204,000
Other comprehensive income (loss)					5,345,000
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(6,417,000)
Balance at Sep. 30, 2012	$ 670,342,000	$ 12,574,000	$ 715,043,000		$ (21,148,000)		$ (36,078,000)	$ (49,000)
Balance (in shares) at Sep. 30, 2012		26,736

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Cash dividends paid, per share of common stock	$ 0.24	$ 0.28	$ 0.18	$ 0.18

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Basis for Presentation
Basis for Presentation

Note 1 — Basis for Presentation

Cubic Corporation (“we”, “us”, and “Cubic”) has prepared the accompanying unaudited condensed consolidated financial statements in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all information and footnotes required by accounting principles generally accepted in the United States for complete financial statements.

In our opinion, all adjustments necessary for a fair presentation of these financial statements have been included, and are of a normal and recurring nature. Operating results for the three- and six- month periods ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending September 30, 2013. For further information, refer to the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended September 30, 2012.

The preparation of the financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

There have been no material changes to our significant accounting policies as compared with the significant accounting policies described in the Annual Report on Form 10-K for the fiscal year ended September 30, 2012, other than the revisions to or addition of the following:

Revenue recognition.

We generate revenue from the sale of products such as mass transit fare collection systems, air and ground combat training systems, and secure communications products. We provide services such as specialized military training exercises, including live, virtual and constructive training exercises and support, and we operate and maintain fare systems for mass transit customers. We classify sales as products or services in our Consolidated Statements of Income based on the attributes of the underlying contracts.

We recognize sales and profits under our long-term fixed-price contracts, which generally require a significant amount of development effort in relation to total contract value, using the cost-to-cost percentage-of-completion method of accounting. We record sales and profits based on the ratio of contract costs incurred to estimated total contract costs at completion. Contract costs include material, labor and subcontracting costs, as well as an allocation of indirect costs. For contracts with the U.S. federal government, general and administrative costs are included in contract costs; however, general and administrative costs are not considered contract costs for any other customers. Costs are recognized as incurred for contracts accounted for under the cost-to-cost percentage-of-completion method.

For certain other long-term, fixed price production contracts not requiring substantial development effort we use the units-of-delivery percentage-of-completion method as the basis to measure progress toward completing the contract and recognizing sales. The units-of delivery measure recognizes revenues as deliveries are made to the customer generally using unit sales values in accordance with the contract terms. Costs of sales are recorded as deliveries are made. We estimate profit as the difference between total estimated revenue and total estimated cost of a contract and recognize that profit over the life of the contract based on deliveries.

For long-term fixed price contracts, we only include amounts representing contract change orders, claims or other items in the contract value when they can be reliably estimated and we consider realization probable. Changes in estimates of sales, costs and profits are recognized using the cumulative catch-up method of accounting. This method recognizes in the current period the cumulative effect of the changes on current and prior periods. A significant change in one or more of these estimates could have a material effect on our consolidated financial position or results of operations.

We record sales under cost-reimbursement-type contracts as we incur the costs. The Federal Acquisition Regulations provide guidance on the types of costs that we will be reimbursed in establishing the contract price. We consider incentives or penalties and awards applicable to performance on contracts in estimating sales and profits, and record them when there is sufficient information to assess anticipated contract performance. We do not recognize incentive provisions that increase or decrease earnings based solely on a single significant event until the event occurs.

We occasionally enter into contracts that include multiple deliverables such as the construction or upgrade of a system and subsequent services to operate and maintain the delivered system. For multiple element contracts that were entered prior to October 1, 2009, a delivered item was considered a separate unit of accounting when it had value to the customer on a standalone basis and there was objective and reliable evidence of the fair value of the undelivered items. For contracts where we are unable to conclude there were separate units of accounting, we combine the deliverables and recognize revenue once the final item has been delivered or, if the final element is a service, over the period of performance.

We elected to adopt authoritative accounting guidance for multiple-element arrangements effective October 1, 2009 on a prospective basis. This guidance affected the accounting conclusion as to whether a deliverable under a contract is considered a separate unit of accounting, and also affected the method that is used to allocate arrangement consideration to each separate unit of accounting. The new guidance eliminates the requirement for objective and reliable evidence of fair value to exist for the undelivered items in order for a delivered item to be treated as a separate unit of accounting. The new guidance also requires arrangement consideration to be allocated at the inception of the arrangement to all deliverables using the relative-selling-price method and eliminates the use of the residual method of allocation. Under the relative-selling-price method, the selling price for each deliverable is determined using vendor specific objective evidence (VSOE) of selling price or third-party evidence of selling price if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists for a deliverable, which is typically the case for our contracts, the guidance requires us to determine the best estimate of the selling price, which is the price at which we would sell the deliverable if it were sold on a standalone basis. In estimating the selling price of the deliverable on a standalone basis, we consider our overall pricing models and objectives, including the factors we contemplate in negotiating our contracts with our customers. The pricing models and objectives that we use are generally based upon a cost-plus margin approach, with the estimated margin based in part on qualitative factors such as perceived customer pricing sensitivity and competitive pressures.

Once the contract value is allocated to the separate deliverables under a multiple-element arrangement, revenue recognition guidance relevant to each contractual element is followed. For example, for the long-term construction portion of a contract we use the percentage-of completion method and for the services portion we recognize the service revenues on a straight-line basis over the contractual service period or based on measurable units of work performed or incentives earned. Revenue under our service contracts with the U.S. government is recorded under the cost-to cost percentage-of-completion method. Award fees and incentives related to performance under these service contracts are accrued during the performance of the contract based on our historical experience and estimates of success with such awards.

Revenue under contracts for services other than those with the U.S. government and those associated with design, development, or production activities is recognized either as services are performed or when a contractually required event has occurred, depending on the contract. For such contracts that contain measurable units of work performed we recognize sales when the units of work are completed. Certain of our transportation systems service contracts contain service level or system usage incentives, for which we recognize revenues when the incentive award is fixed or determinable. These contract incentives are generally based upon monthly service levels or monthly performance and become fixed or determinable on a monthly basis. However, one of our transportation systems service contracts contains annual system usage incentives which are based upon system usage compared to annual baseline amounts. For this contract the annual system usage incentives are not considered fixed or determinable until the end of the contract year for which the incentives are measured, which falls within the second quarter of our fiscal year. Revenue under such contracts that do not contain measurable units of work performed, which is generally the case for our service contracts, is recognized on a straight-line basis over the contractual service period, unless evidence suggests that the revenue is earned, or obligations fulfilled, in a different manner. Costs incurred under these services contracts are expensed as incurred.

We make provisions in the current period to fully recognize any anticipated losses on contracts. If we receive cash on a contract prior to revenue recognition or in excess of inventoried costs, we classify it as a customer advance on the balance sheet.

Recognizing assets acquired and liabilities assumed in business combinations.

Acquired assets and assumed liabilities are recognized in a business combination on the basis of their fair values at the date of acquisition. We assess fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, using a variety of methods including income approaches such as present value techniques or cost approaches such as the estimation of current selling prices and replacement values. Fair value of the assets acquired and liabilities assumed, including intangible assets, and contingent payments, are measured based on the assumptions and estimations with regards to the variable factors such as the amount and timing of future cash flows for the asset or liability being measured, appropriate risk-adjusted discount rates, nonperformance risk, or other factors that market participants would consider. Upon acquisition, we determine the estimated economic lives of the acquired intangible assets for amortization purposes, which are based on the underlying expected cash flows of such assets. Adjustments to inventory are based on the fair market value of inventory and amortized into income based on the period in which the underlying inventory is sold. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Actual results may vary from projected results and assumptions used in the fair value assessments.

Stock-Based Compensation

Restricted stock units awards (RSUs) are granted to eligible employees and directors and represent rights to receive shares of common stock at a future date if vesting occurs. RSUs granted to date have either time-based vesting or performance-based vesting. Compensation expense for all restricted stock unit awards is measured at fair value at the grant date and recognized based upon the number of RSUs that ultimately vest. We determine the fair value of RSUs based on the closing market price of our common stock on the grant date. The grant date of the performance-based RSUs takes place when the grant is authorized and the specific achievement goals are communicated.

Compensation expense for time-based vesting awards is recorded on a straight-line basis over the requisite service period, adjusted by estimated forfeiture rates. Vesting of performance-based RSUs is tied to achievement of specific company goals over the measurement period. For all performance-based RSUs granted to date, the measurement period is October 1, 2012 through September 30, 2015. For purposes of measuring compensation expense for performance-based RSUs, at each reporting date we estimate the number of shares for which vesting is deemed probable based on management’s expectations regarding achievement of the relevant performance criteria, adjusted by estimated forfeiture rates. Compensation expense for the number of shares ultimately expected to vest is recognized on a straight-line basis over the requisite service period for the performance-based RSUs. The recognition of compensation expense associated with performance-based RSUs requires judgment in assessing the probability of meeting the performance goals. For performance-based RSUs, there may be significant expense recognition or reversal of recognized expense in periods in which when there are changes in the assessed probability of meeting performance-based vesting criteria.

Net Income Per Share

Basic net income per share (EPS) is computed by dividing the net income for the period by the weighted average number of common shares outstanding during the period, including vested RSUs.

Diluted EPS is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. Common equivalent shares consist of dilutive restricted stock units. Dilutive restricted stock units are calculated based on the average share price for each fiscal period using the treasury stock method. For RSUs with performance-based vesting, no common equivalent shares are included in the computation of diluted EPS until the related performance criteria have been met. For the quarter and six-month period ended March 31, 2013, none of the restricted stock units are dilutive based upon the treasury stock method calculations.

Note 1—Summary of significant accounting policies

Organization and nature of the business:    We design, develop and manufacture products which are mainly electronic in nature, provide government services and services related to products previously produced by us and others. Our principal lines of business are defense systems, defense services and transportation fare collection systems and services. Our principal customers for defense products and services are the United States and foreign governments. Our transportation fare collection systems and services are sold primarily to large local government agencies worldwide.

Principles of consolidation:    The consolidated financial statements include the accounts of Cubic Corporation, its majority-owned subsidiaries and, as of March 5, 2010, its 50% owned variable interest entity, Transaction Systems Limited (TranSys). We consolidate variable interest entities (VIE) when we determine that Cubic is the primary beneficiary of the VIE. All significant intercompany balances and transactions have been eliminated in consolidation. The consolidation of foreign subsidiaries requires translation of their assets and liabilities into U.S. dollars at year-end exchange rates. We translate our statements of income and cash flows at the average exchange rates for each year. Transaction gains on advances to foreign subsidiaries amounted to $1.1 million, $0.1 million, $0.8 million and $1.8 million in 2012, 2011, 2010 and 2009, respectively.

Cash equivalents:    We consider highly liquid investments with maturity of three months or less when purchased to be cash equivalents.

Restricted cash:    Restricted cash represents cash that is restricted as to withdrawal usage for legal or contractual reasons. Restricted cash is classified either as current or non-current, depending upon the date of the availability.

Concentration of credit risk:    We have established guidelines pursuant to which our cash and cash equivalents are diversified among various money market instruments and investment funds. These guidelines emphasize the preservation of capital by requiring minimum credit ratings assigned by established credit organizations. We achieve diversification by specifying maximum investments in each instrument type and issuer. The majority of these investments are not on deposit in federally insured accounts.

Short-term investments:    Short-term investments include marketable U.S. government agency securities and pre-refunded tax exempt bonds that may be purchased at a discount or premium, may have callable options, and are categorized as available-for-sale securities. We record short-term investments at fair value and we record any net differences between fair market value and cost in accumulated other comprehensive income (loss) on the consolidated balance sheets.

Accounts receivable:    Receivables consist primarily of amounts due from U.S. and foreign governments for defense products and services and local government agencies for transportation systems. Due to the nature of our customers, we generally do not require collateral. We have limited exposure to credit risk as we have historically collected substantially all of our receivables from government agencies. We generally require no allowance for doubtful accounts for these customers.

Inventories:    We state our inventories at the lower of cost or market. We determine cost using the first-in, first-out (FIFO) method, which approximates current replacement cost. We value our work in process at the actual production and engineering costs incurred to date, including applicable overhead. For contracts with the U.S. government our work in process also includes general and administrative costs. Any inventoried costs in excess of estimated realizable value are immediately charged to cost of sales. Where contracts include advances, performance-based payments and progress payments, we reflect the advances as an offset against any related inventory balances.

Long-term capitalized contract costs:    Long-term capitalized contract costs include costs incurred on a contract to develop and manufacture a transportation fare system for a customer for which revenue will not be recognized until delivery of the system.

Property, plant and equipment:    We carry property, plant and equipment at cost. We provide depreciation in amounts sufficient to amortize the cost of the depreciable assets over their estimated useful lives. Generally, we use straight-line methods for depreciable real property over estimated useful lives or the term of the underlying lease for leasehold improvements. We use accelerated methods (declining balance and sum-of-the-years-digits) for machinery and equipment over their estimated useful lives.

Goodwill and purchased intangibles:    We evaluate goodwill for potential impairment annually as of July 1, or when circumstances indicate that the carrying value may not be recoverable. The test is performed by comparing the fair value of a reporting unit to its carrying value, including recorded goodwill. If the carrying value exceeds the fair value, we would measure impairment by comparing the implied fair value of goodwill to its carrying value, and any impairment determined would be recorded in the current period. To date there has been no impairment of our recorded goodwill. Our purchased intangible assets are subject to amortization and we use a combination of straight-line and accelerated methods, based on the expected cash flows from the assets.

Impairment of long-lived assets:    We generally evaluate the carrying values of long-lived assets other than goodwill for impairment only if events or changes in facts and circumstances indicate that carrying values may not be recoverable. If we determined there was any impairment, we would measure it by comparing the fair value of the related asset to its carrying value and record the difference in the current period. Fair value is generally determined by identifying estimated discounted cash flows to be generated by those assets. We have not recorded any material impairments for the years ended September 30, 2012, 2011, 2010 and 2009.

Customer advances:    We receive advances, performance-based payments and progress payments from customers that may exceed revenues recognized on certain contracts, including contracts with agencies of the U.S. government. We classify such advances, other than those reflected as a reduction of receivables or inventories, as current liabilities.

Contingencies:    We establish reserves for loss contingencies when, in the opinion of management, the likelihood of liability is probable and the extent of such liability is reasonably estimable. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, our defenses and our experience in similar cases or proceedings as well as our assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. We may increase or decrease our legal reserves in the future, on a matter-by-matter basis, to account for developments in such matters.

Derivative financial instruments:    All derivatives are recorded at fair value, however, the classification of gains and losses resulting from changes in the fair values of derivatives are dependent on the intended use of the derivative and its resulting designation. If a derivative is designated as a fair value hedge, then a change in the fair value of the derivative is offset against the change in the fair value of the underlying hedged item and only the ineffective portion of the hedge, if any, is recognized in cost of sales. If a derivative is designated as a cash flow hedge, then the effective portion of a change in the fair value of the derivative is recognized as a component of accumulated other comprehensive income until the underlying hedged item is recognized in cost of sales, or the forecasted transaction is no longer probable of occurring. If a derivative does not qualify as a highly effective hedge, a change in fair value is immediately recognized in earnings. We formally document hedging relationships for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions.

Defined benefit pension plans:    Some of our employees are covered by defined benefit pension plans. The net periodic cost of our plans is determined using several actuarial assumptions, the most significant of which are the discount rate and the long-term rate of return on plan assets. We recognize on a plan-by-plan basis the funded status of our defined benefit pension plans as either an asset or liability on our balance sheets, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax, in shareholders' equity. The funded status is measured as the difference between the fair value of the plan assets and the benefit obligation of the plan.

Revenue recognition:    We generate revenue from the sale of products such as mass transit fare collection systems, air and ground combat training systems, and secure communications products. We provide services such as specialized military training exercises, including live, virtual and constructive training exercises and support, and we operate and maintain fare systems for mass transit customers. We classify sales as products or services in our Consolidated Statements of Income based on the attributes of the underlying contracts.

We recognize sales and profits under our long-term fixed-price contracts, which generally require a significant amount of development effort in relation to total contract value, using the cost-to-cost percentage-of-completion method of accounting. We record sales and profits based on the ratio of contract costs incurred to estimated total contract costs at completion. Contract costs include material, labor and subcontracting costs, as well as an allocation of indirect costs. For contracts with the U.S. federal government, general and administrative costs are included in contract costs; however, general and administrative costs are not considered contract costs for any other customers. Cost are recognized as incurred for contracts accounted for under the cost-to-cost percentage-of-completion method.

For certain other long-term, fixed price production contracts not requiring substantial development effort we use the units-of-delivery percentage-of-completion method as the basis to measure progress toward completing the contract and recognizing sales. The units-of-delivery measure recognizes revenues as deliveries are made to the customer generally using unit sales values in accordance with the contract terms. Costs of sales are recorded as deliveries are made. We estimate profit as the difference between total estimated revenue and total estimated cost of a contract and recognize that profit over the life of the contract based on deliveries.

For long-term fixed price contracts, we only include amounts representing contract change orders, claims or other items in the contract value when they can be reliably estimated and we consider realization probable. Changes in estimates of sales, costs and profits are recognized using the cumulative catch-up method of accounting. This method recognizes in the current period the cumulative effect of the changes on current and prior periods. A significant change in one or more of these estimates could have a material effect on our consolidated financial position or results of operations.

Changes in estimates on contracts for which revenue is recognized using the cost-to-cost percentage-of-completion method increased operating profit by approximately $17.5 million in 2012, $17.0 million in 2011, $8.8 million in 2010, and $3.6 million in 2009. These adjustments increased net income by approximately $12.0 million ($0.45 per share) in 2012, $11.5 million ($0.43 per share) in 2011, $5.8 million ($0.22 per share) in 2010, and $2.7 million ($0.10 per share) in 2009.

We record sales under cost-reimbursement-type contracts as we incur the costs. The Federal Acquisition Regulations provide guidance on the types of costs that we will be reimbursed in establishing the contract price. We consider incentives or penalties and awards applicable to performance on contracts in estimating sales and profits, and record them when there is sufficient information to assess anticipated contract performance. We do not recognize incentive provisions that increase or decrease earnings based solely on a single significant event until the event occurs.

We occasionally enter into contracts that include multiple deliverables such as the construction or upgrade of a system and subsequent services to operate and maintain the delivered system. For multiple element contracts that were entered prior to October 1, 2009, a delivered item was considered a separate unit of accounting when it had value to the customer on a stand-alone basis and there was objective and reliable evidence of the fair value of the undelivered items. For contracts where we are unable to conclude there were separate units of accounting, we combine the deliverables and recognize revenue once the final item has been delivered or, if the final element is a service, over the period of performance.

We elected to adopt authoritative accounting guidance for multiple-element arrangements effective October 1, 2009 on a prospective basis. This guidance affected the accounting conclusion as to whether a deliverable under a contract is considered a separate unit of accounting, and also affected the method that is used to allocate arrangement consideration to each separate unit of accounting. The new guidance eliminates the requirement for objective and reliable evidence of fair value to exist for the undelivered items in order for a delivered item to be treated as a separate unit of accounting. The new guidance also requires arrangement consideration to be allocated at the inception of the arrangement to all deliverables using the relative-selling-price method and eliminates the use of the residual method of allocation. Under the relative-selling-price method, the selling price for each deliverable is determined using vendor specific objective evidence (VSOE) of selling price or third-party evidence of selling price if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists for a deliverable, which is typically the case for our contracts, the guidance requires us to determine the best estimate of the selling price, which is the price at which we would sell the deliverable if it were sold on a standalone basis. In estimating the selling price of the deliverable on a standalone basis, we consider our overall pricing models and objectives, including the factors we contemplate in negotiating our contracts with our customers. The pricing models and objectives that we use are generally based upon a cost-plus margin approach, with the estimated margin based in part on qualitative factors such as perceived customer pricing sensitivity and competitive pressures.

Once the contract value is allocated to the separate deliverables under a multiple-element arrangement, revenue recognition guidance relevant to each contractual element is followed. For example, for the long-term construction portion of a contract we use the percentage-of-completion method and for the services portion we recognize the service revenues on a straight-line basis over the contractual service period or based on measurable units of work performed or incentives earned.

Revenue under our service contracts with the U. S. government is recorded under the cost-to-cost percentage-of-completion method. Award fees and incentives related to performance under these service contracts are accrued during the performance of the contract based on our historical experience and estimates of success with such awards.

Revenue under contracts for services other than those with the U. S. government and those associated with design, development, or production activities is recognized either as services are performed or when a contractually required event has occurred, depending on the contract. For such contracts that contain measurable units of work performed we recognize sales when the units of work are completed. Certain of our transportation systems service contracts contain service level or system usage incentives, for which we recognize revenues when the incentive award is fixed or determinable. These contract incentives are generally based upon monthly service levels or monthly performance and become fixed or determinable on a monthly basis. However, one of our transportation systems service contracts contains annual system usage incentives which are based upon system usage compared to annual baseline amounts. For this contract the annual system usage incentives are not considered fixed or determinable until the end of the contract year for which the incentives are measured, which falls within the second quarter of our fiscal year. Revenue under such contracts that do not contain measurable units of work performed, which is generally the case for our service contracts, is recognized on a straight-line basis over the contractual service period, unless evidence suggests that the revenue is earned, or obligations fulfilled, in a different manner. Costs incurred under these services contracts are expensed as incurred.

We make provisions in the current period to fully recognize any anticipated losses on contracts. If we receive cash on a contract prior to revenue recognition or in excess of inventoried costs, we classify it as a customer advance on the balance sheet.

Research and development:    We record the cost of company sponsored research and development (R&D) activities as the expenses are incurred. The cost of product development activities incurred in connection with the performance of work on our contracts is included in cost of sales as they are directly related to contract performance.

Other income (expense):    We hold U.S. dollar denominated investments at our wholly-owned subsidiary in the U.K., that has the British pound as its functional currency. The impact of exchange rates on these investments is recorded as other non-operating income and resulted in a loss of $0.4 million in 2012, and a gain of $0.5 million and $2.6 million in 2011 and 2010, respectively. We did not hold U.S. dollar denominated investments at our U.K. subsidiary in 2009.

Income taxes:    Our provision for income taxes includes federal, state, local and foreign income taxes. We recognize tax credits, primarily for R&D, as a reduction of our provision for income taxes in the year in which they are available for tax purposes. We provide deferred income taxes on temporary differences between assets and liabilities for financial reporting and tax purposes as measured by enacted tax rates we expect to apply when the temporary differences are settled or realized. We establish valuation allowances for deferred tax assets when the amount of future taxable income we expect is not likely to support the use of the deduction or credit. Annually we evaluate the capital requirements of our foreign subsidiaries and determine the amount of excess capital, if any, that is available for distribution. We provide for U.S. taxes on the amount we determine to be excess capital available for distribution. U.S. taxes are not provided on amounts we consider to be indefinitely reinvested.

Earnings per share:    We calculate per share amounts based upon the weighted average number of shares of common stock outstanding.

Recent accounting pronouncements:    In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. ASU 2011-04 clarified the intent about the application of existing fair value measurement requirements and changed certain requirements for measuring fair value and for disclosing information about fair value measurements. We adopted ASU 2011-04 in the quarter ended March 31, 2012. This adoption had no material impact to our financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other, which amends the existing guidance on goodwill impairment testing. The new standard allows an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If this is the case, the entity will need to perform a more detailed two-step goodwill impairment test which is used to identify potential goodwill impairments and to measure the amount of goodwill impairment losses to be recognized, if any. The standard is effective for annual or interim goodwill impairment tests performed by us after December 31, 2011, and did not have an effect on our measurement for potential goodwill impairment.

In May 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and is required to be applied retrospectively. We adopted this new guidance effective October 1, 2012.

Use of estimates:    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates include the estimated total costs at completion of our long-term contracts, estimated loss contingencies, estimated self-insurance liabilities, estimated discounted cash flows of our reporting units used for goodwill impairment testing, and estimated rates of return and discount rates related to our defined benefit pension plans. Actual results could differ from our estimates.

Risks and uncertainties:    We are subject to the normal risks and uncertainties of performing large, multiyear, often fixed-price contracts. In addition, we are subject to audit of incurred costs related to many of our U.S. government contracts. These audits could produce different results than we have estimated; however, our experience has been that our costs are acceptable to the government.

RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Sep. 30, 2012
RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS
RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS

Note 2—Restatement of consolidated financial statements

We have restated our Consolidated Balance Sheets at September 30, 2011, 2010 and 2009 and our Consolidated Statements of Income, Changes in Shareholders' Equity and Cash Flows for the years then ended including the cumulative impact of corrected errors for periods prior to October 1, 2008.

The cumulative adjustments to correct the errors in the consolidated financial statements for all periods prior to October 1, 2008 are recorded as adjustments to retained earnings and accumulated other comprehensive income (loss) at September 30, 2008, as shown in the consolidated statements of changes in shareholders' equity. The cumulative effect of those adjustments increased previously reported retained earnings by $23.0 million and reduced previously reported accumulated other comprehensive income by $0.9 million at September 30, 2008.

The following tables present the summary impacts of the restatement adjustments on the Company's previously reported consolidated retained earnings at September 30, 2008 and consolidated net income for the years ended September 30, 2011, 2010 and 2009 (in thousands):

Retained earnings at September 30, 2008—As previously reported	$404,868
Revenue Recognition Adjustments, net of taxes on revenue recognition adjustments	25,587
Other Adjustments	(2,619)

Retained earnings at September 30, 2008—As restated	$427,836

	For the years ended September 30,
	2011	2010	2009

Net Income—As previously reported	$85,078	$70,636	$55,686
Revenue Recognition Adjustments, net of taxes on revenue recognition adjustments	2,321	31	9,900
Other Adjustments	(3,495)	1,427	(2,441)

Net Income—As restated	$83,904	$72,094	$63,145

In the table above, we have separately identified the impact of errors related to revenue recognition, and the impact related to other individually immaterial errors on net income. Descriptions of the restatement adjustments related to revenue recognition matters follow:

Revenue recognition adjustments

Historically, we recognized sales and profits for development contracts using the cost-to-cost percentage-of-completion method of accounting, modified by a formulary adjustment. Under the cost-to-cost percentage-of-completion method of accounting, sales and profits are based on the ratio of costs incurred to estimated total costs at completion. We have consistently applied a formulary adjustment to the percentage completion calculation for development contracts that had the effect of deferring a portion of the indicated revenue and profits on such contracts until later in the contract performance period. The cost-to-cost percentage-of-completion method as described in ASC 605-35 (formerly SOP 81-1) does not support the practice of using a formulary calculation to defer a portion of the indicated revenue and profits on such contracts. Instead, sales and profits should have been recognized based on the ratio of costs incurred to estimated total costs at completion, without using a formulary adjustment. As such, revenue has been restated for development contracts using the cost-to-cost percentage-of completion-method of accounting to eliminate the formulary adjustment.

We also evaluated the Company's long-standing practice of using the cost-to-cost percentage-of-completion method to recognize revenues for many of its service contracts. Under the accounting literature the cost-to-cost percentage of completion method is acceptable for U.S. government service contracts but not for service contracts with commercial customers other governmental customers, whether domestic or foreign. As such, revenue has been restated for service contracts with non-U.S. government customers to record revenue generally on a straight-line basis. In addition, in some cases our contracts with non-U.S. government customers may also include multiple deliverables, including service deliverables. During the course of our revenue review we noted situations in which we did not historically identify the units of accounting in accordance with the appropriate authoritative guidance. For example, for certain contracts that we entered with a customer prior to the adoption of Accounting Standards Update 2010-13, Multiple-Deliverable Revenue Arrangements (ASU 2010-13), to design and build a system for the customer and to operate and maintain the system for the customer after its delivery, we inappropriately separately accounted for the unit of accounting related to the designing and building of the system and the unit of accounting related to providing services for operating and maintaining the system without having vendor specific objective evidence, which was a requirement for separating units of accounting prior to the adoption of ASU 2010-13. In these cases, in connection with our restatement, we considered the multiple-element revenue recognition guidance in existence at the time that the transaction was entered into or materially modified and revenue was restated to recognize revenue based upon either the individual elements of the arrangement or the combined unit of accounting when the elements were not separable.

The Company's historical policy has been to allocate and capitalize general and administrative (G&A) costs on its U.S. government units-of-delivery type contracts, as permitted by SOP 81-1 and the AICPA Audit and Accounting Guide for Federal Government Contractors. During our review of revenue recognition for the issues identified above it was determined that from fiscal 2007 through March of 2012 this policy was inconsistently applied so that G&A costs were not inventoried on certain U.S. government contracts in accordance with the policy. As such, inventory and cost of sales have been restated for these types of contracts with the U.S. government to include G&A costs in inventory until sales are recognized.

Historically the Company has allocated G&A costs to all of its contracts with the U.S. government and with other domestic or foreign governmental agencies. These costs were included in the calculation of percentage completion as well as the measurement of losses on contracts. SOP 81-1 generally does not permit G&A costs to be included as contract costs which are used to measure progress towards completion on percentage-of-completion contracts and to estimate losses, though it does include an exception for government contractors. The Company has historically considered itself to be a government contractor and followed this exception for virtually all of its contracts accounted for on a cost-to-cost percentage-of-completion basis. However, we now recognize that this exception was intended to apply only to contracts with the U.S. federal government and not to contracts with other governmental entities, such as governmental transit agencies and foreign governments. Consequently, for contracts with customers other than the U.S. federal government, revenue is being restated to reflect the impact of excluding general and administrative costs from the calculation of the percentage-of-completion and projected losses on long-term development projects.

We determined the amounts of the revenue recognition adjustments on a contract-by-contract basis and did not calculate or accumulate the errors by type of revenue error because certain errors are interrelated and the adjustments to many contracts were impacted by more than one of the types of revenue recognition error described above. The aggregate impact of these revenue adjustments and the related adjustments made to income tax expense as a result of the revenue recognition adjustments described above are included in the "Revenue Recognition Adjustments" columns in the following tables for the Consolidated Statements of Income.

Other adjustments

In addition to the errors related to revenue recognition described above, we also made adjustments related to other individually immaterial errors including certain corrections that had been previously identified but not recorded because they were not material, individually or in the aggregate, to the Company's consolidated financial statements. These corrections included certain accrued liabilities and reserves and miscellaneous reclassification entries; entries to correct errors in the treatment of return-to-provision income tax reconciliation items; adjustments to various income tax and indirect tax accrual accounts; adjustments to participant compensation used in computing pension liability; and adjustments related to the impact of exchange rates on our U.S. dollar denominated investments held by our wholly-owned subsidiary in the U.K., that has the British pound as its functional currency.

Reclassifications

In the first quarter of fiscal year 2012, we revised our method of categorizing sales and the related cost of sales between products and services. We reconsidered whether certain projects related predominantly to product or service sales. The "Reclassifications" column in the following tables includes the reclassifications of sales and cost of sales for products and services in the consolidated statements of income in order to conform to the current year presentation, and to correct certain errors in classification of cost of sales between products and services. For the year ended September 30, 2011 $13.9 million of costs were erroneously classified as product costs. As such, these costs were reclassified to service costs.

Goodwill impairment assessment date disclosure error

In our consolidated financial statements for the year ended September 30, 2011 and previous years we had disclosed that we evaluated goodwill for potential impairment annually as of June 30, or when circumstances indicate that the carrying value may not be recoverable. However, our annual goodwill impairment evaluation date is July 1 of each year rather than June 30. This was an error in disclosure only and had no impact on our assessment of goodwill impairment, our financial condition, results of operations or cash flows.

The following tables present the impact of the restatement on the our previously issued consolidated balance sheets as of September 30, 2011, 2010 and 2009, and our consolidated statements of income and cash flows for the years then ended:

	Consolidated balance sheet September 30, 2011			Consolidated balance sheet September 30, 2010			Consolidated balance sheet September 30, 2009
(in thousands)	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated

ASSETS
Current assets:
Cash and cash equivalents	$329,148	$—	$329,148	$295,434	$—	$295,434	$244,074	$—	$244,074
Short-term investments	25,829	—	25,829	84,081	—	84,081	8,127	—	8,127
Accounts receivable:
Trade and other receivables	20,259	—	20,259	11,594	—	11,594	12,833	—	12,833
Long-term contracts	204,120	3,306	207,426	199,353	2,545	201,898	223,186	(477)	222,709
Allowance for doubtful accounts	(395)	—	(395)	(663)	—	(663)	(4,558)	—	(4,558)

	223,984	3,306	227,290	210,284	2,545	212,829	231,461	(477)	230,984
Recoverable income taxes	20,725	4,192	24,917	8,320	(1,510)	6,810	—	249	249
Inventories	36,729	1,630	38,359	32,820	7,833	40,653	49,107	8,498	57,605
Deferred income taxes	13,778	(4,295)	9,483	17,825	(3,535)	14,290	22,132	(1,941)	20,191
Prepaid expenses and other current assets	20,452	628	21,080	25,893	234	26,127	29,957	—	29,957

Total current assets	670,645	5,461	676,106	674,657	5,567	680,224	584,858	6,329	591,187

Long-term contract receivables	23,700	—	23,700	28,080	—	28,080	13,400	—	13,400
Property, plant and equipment—net	48,467	—	48,467	47,469	—	47,469	48,895	—	48,895
Deferred income taxes	11,318	1,506	12,824	18,570	718	19,288	14,082	422	14,504
Goodwill	146,355	—	146,355	64,142	—	64,142	59,433	—	59,433
Purchased intangibles	54,139	—	54,139	26,295	—	26,295	28,618	—	28,618
Other assets	4,216	717	4,933	5,196	825	6,021	7,029	507	7,536

Total assets	$958,840	$7,684	$966,524	$864,409	$7,110	$871,519	$756,315	$7,258	$763,573

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Trade accounts payable	$38,870	$5,114	$43,984	$33,638	$5,447	$39,085	$28,626	$3,916	$32,542
Customer advances	183,845	(49,529)	134,316	139,723	(41,208)	98,515	123,458	(39,480)	83,978
Accrued compensation	49,513	—	49,513	48,994	—	48,994	49,134	—	49,134
Other current liabilities	53,826	3,180	57,006	60,041	1,050	61,091	60,402	(758)	59,644
Income taxes payable	7,902	10,814	18,716	20,107	7,112	27,219	3,491	8,608	12,099
Current portion of long-term debt	4,541	—	4,541	4,545	—	4,545	4,554	—	4,554

Total current liabilities	338,497	(30,421)	308,076	307,048	(27,599)	279,449	269,665	(27,714)	241,951

Long-term debt	11,377	—	11,377	15,949	—	15,949	20,570	—	20,570
Accrued pension liability	38,223	2,943	41,166	37,015	2,840	39,855	32,214	1,548	33,762
Deferred compendation	7,884	—	7,884	8,508	—	8,508	7,902	—	7,902
Income taxes payable	4,479	7,650	12,129	3,382	6,579	9,961	5,119	5,882	11,001
Other long-term liabilities	6,582	—	6,582	4,748	—	4,748	—	—	—
Shareholders' equity:
Preferred stock, no par value:
Authorized—5,000 shares
Issued and outstanding—none	—	—	—	—	—	—	—	—	—
Common stock, no par value:
Authorized—50,000 shares
2011 and 2010—Issued 35,682 shares, outstanding—26,736 shares, 2009—Issued 35,677 shares, outstanding—26,732 shares	12,574	—	12,574	12,574	—	12,574	12,530	—	12,530
Retained earnings	598,849	30,711	629,560	521,567	31,885	553,452	455,743	30,427	486,170
Accumulated other comprehensive loss	(23,294)	(3,199)	(26,493)	(9,745)	(6,595)	(16,340)	(11,357)	(2,885)	(14,242)
Treasury stock at cost
2011 and 2010—8,945 shares	(36,078)	—	(36,078)	(36,074)	—	(36,074)	(36,071)	—	(36,071)

Shareholders' equity attributable to Cubic	552,051	27,512	579,563	488,322	25,290	513,612	420,845	27,542	448,387
Noncontrolling interest in variable interest entity	(253)	—	(253)	(563)	—	(563)	—	—	—

Total shareholders' equity	551,798	27,512	579,310	487,759	25,290	513,049	420,845	27,542	448,387

Total liabilities and shareholders' equity	$958,840	$7,684	$966,524	$864,409	$7,110	$871,519	$756,315	$7,258	$763,573

	Consolidated statement of income Year ended September 30, 2011					Consolidated statement of income Year ended September 30, 2010					Consolidated statement of income Year ended September 30, 2009
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$618,924	$(10,844)	$1,357	$(8,504)	$600,933	$636,739	$239	$147	$(29,369)	$607,756	$526,879	$(7,505)	$(992)	$(10,215)	$508,167
Services	666,279	19,215	650	8,504	694,648	557,450	1,971	1,646	29,369	590,436	489,778	21,549	(3,785)	10,215	517,757

	1,285,203	8,371	2,007	—	1,295,581	1,194,189	2,210	1,793	—	1,198,192	1,016,657	14,044	(4,777)	—	1,025,924
Costs and expenses:
Products	437,992	4,164	1,047	(24,924)	418,279	457,651	678	(90)	(27,822)	430,417	394,478	(2,004)	(839)	(13,583)	378,052
Services	539,973	1,195	646	22,248	564,062	484,343	1,306	—	25,365	511,014	411,038	1,850	(2,139)	7,543	418,292
Selling, general and administrative	154,962	—	2,153	2,676	159,791	120,848	—	1,001	2,457	124,306	111,828	—	1,240	6,040	119,108
Research and development	25,260	—	—	—	25,260	18,976	—	—	—	18,976	8,173	—	—	—	8,173
Amortization of purchased intangibles	14,681	—	—	—	14,681	6,846	—	—	—	6,846	6,432	—	—	—	6,432

	1,172,868	5,359	3,846	—	1,182,073	1,088,664	1,984	911	—	1,091,559	931,949	(154)	(1,738)	—	930,057

Operating income	112,335	3,012	(1,839)	—	113,508	105,525	226	882	—	106,633	84,708	14,198	(3,039)	—	95,867
Other income (expense):
Interest and dividend income	2,568	—	—	—	2,568	1,590	—	—	—	1,590	1,664	—	—	—	1,664
Interest expense	(1,461)	—	—	—	(1,461)	(1,755)	—	—	—	(1,755)	(2,031)	—	—	—	(2,031)
Other income (expense)—net	4,205	(171)	(2,372)	—	1,662	561	(95)	3,171	—	3,637	899	(20)	(218)	—	661

Income before income taxes	117,647	2,841	(4,211)	—	116,277	105,921	131	4,053	—	110,105	85,240	14,178	(3,257)	—	96,161
Income taxes	32,569	520	(716)	—	32,373	35,285	100	2,626	—	38,011	29,554	4,278	(816)	—	33,016

Net income	85,078	2,321	(3,495)	—	83,904	70,636	31	1,427	—	72,094	55,686	9,900	(2,441)	—	63,145
Less noncontrolling interest in income of VIE	310	—	—	—	310	—	—	—	—	—	—	—	—	—	—

Net income attributable to Cubic	$84,768	$2,321	$(3,495)	$—	$83,594	$70,636	$31	$1,427	$—	$72,094	$55,686	$9,900	$(2,441)	$—	$63,145

Basic and diluted net income per common share	$3.17	$0.09	$(0.13)	$—	$3.13	$2.64	$—	$0.06	$—	$2.70	$2.08	$0.37	$(0.09)	$—	$2.36

Average number of common shares outstanding	26,736	—	—	—	26,736	26,735	—	—	—	26,735	26,731	—	—	—	26,731

	Consolidated statement of cash flows September 30, 2011			Consolidated statement of cash flows September 30, 2010			Consolidated statement of cash flows September 30, 2009
(in thousands)	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated

Operating Activities:
Net income	$85,078	$(1,174)	$83,904	$70,636	$1,458	$72,094	$55,686	$7,459	$63,145
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	22,341	—	22,341	14,469	—	14,469	15,586	—	15,586
Deferred income taxes	4,048	(1,536)	2,512	(164)	1,294	1,130	3,346	1,974	5,320
Provision for doubtful accounts	—	—	—	(3,889)	—	(3,889)	3,038	—	3,038
Changes in operating assets and liabilities net of effects from acquisitions:
Accounts receivable	4,219	(653)	3,566	28,565	(3,340)	25,225	36,211	4,866	41,077
Inventories	(3,760)	6,202	2,442	16,638	666	17,304	(4,275)	(3,459)	(7,734)
Prepaid expenses and other current assets	5,516	(394)	5,122	4,401	(234)	4,167	5,141	610	5,751
Accounts payable and other current liabilities	(3,387)	1,840	(1,547)	(27,498)	3,357	(24,141)	14,175	908	15,083
Customer advances	45,517	(8,374)	37,143	20,672	(2,210)	18,462	48,663	(14,044)	34,619
Income taxes	(24,205)	492	(23,713)	(14,614)	986	(13,628)	(2,890)	2,215	(675)
Other items—net	(2,779)	103	(2,676)	2,507	1,292	3,799	1,352	262	1,614

NET CASH PROVIDED BY OPERATING ACTIVITIES	132,588	(3,494)	129,094	111,723	3,269	114,992	176,033	791	176,824

Investing Activities:
Acquisition of businesses, net of cash acquired	(126,825)	—	(126,825)	(8,250)	—	(8,250)	(19,965)	—	(19,965)
Consolidation of variable interest entity	—	—	—	38,264	—	38,264	—	—	—
Proceeds from sales or maturities of short-term investments	58,252	—	58,252	82,992	—	82,992	—	—	—
Purchases of short-term investments	—	—	—	(158,946)	—	(158,946)	(8,127)	—	(8,127)
Purchases of property, plant and equipment	(8,728)	—	(8,728)	(6,878)	—	(6,878)	(5,332)	—	(5,332)
Other items	—	—	—	—	—	—	41	—	41

NET CASH USED IN INVESTING ACTIVITIES	(77,301)	—	(77,301)	(52,818)	—	(52,818)	(33,383)	—	(33,383)

Financing Activities:
Principal payments on long-term debt	(4,555)	—	(4,555)	(4,541)	—	(4,541)	(5,970)	—	(5,970)
Proceeds from issuance of common stock	—	—	—	44	—	44	45	—	45
Purchases of treasury stock	(4)	—	(4)	(3)	—	(3)	—	—	—
Dividends paid to shareholders	(7,486)	—	(7,486)	(4,812)	—	(4,812)	(4,811)	—	(4,811)

NET CASH USED IN FINANCING ACTIVITIES	(12,045)	—	(12,045)	(9,312)	—	(9,312)	(10,736)	—	(10,736)

Effect of exchange rates on cash	(9,528)	3,494	(6,034)	1,767	(3,269)	(1,502)	(536)	(791)	(1,327)

NET INCREASE IN CASH AND CASH EQUIVALENTS	33,714	—	33,714	51,360	—	51,360	131,378	—	131,378
Cash and cash equivalents at the beginning of the year	295,434	—	295,434	244,074	—	244,074	112,696	—	112,696

CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$329,148	$—	$329,148	$295,434	$—	$295,434	$244,074	$—	$244,074

ACQUISITIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Acquisitions
ACQUISITIONS

Note 2 — Acquisitions

NEK

On December 14, 2012, Cubic acquired from NEK Advanced Securities Group, Inc. (Seller) the customer contracts and operating assets of NEK Special Programs Group LLC (NEK), which consists of the Seller’s Special Operation Forces training business based in Fayetteville, North Carolina and Colorado Springs, Colorado. This acquisition will expand the scope of services and customer base of our Mission Support Services (MSS) segment. In connection with the acquisition, we hired more than 200 employees of the Seller’s Special Operations Forces training business. This transaction has been accounted for as a business combination. The results of the acquired operations have been included in our condensed consolidated financial statements since the acquisition date. For the three months ended March 31, 2013 the amount of NEK’s net sales and net loss after taxes included in our consolidated statement of income were $9.1 million and $0.3 million, respectively. For the six months ended March 31, 2013 the amounts of NEK’s net sales and net loss after taxes were $9.6 million and $0.3 million respectively. Included in the NEK operating results are $0.4 million in transaction related costs incurred during the six months ended March 31, 2013.

The acquisition agreement states that the cost of the acquisition will total $52.0 million, adjusted by the difference between the net working capital acquired and targeted working capital amounts, less amounts that will not be due if certain future events fail to occur. The acquisition-date fair value of consideration transferred is estimated to be $52.6 million. In December 2012, we paid cash of $33.1 million. We have recorded a current liability of approximately $19.5 million as an estimate of additional cash consideration that will be due to the Seller. The timing of the payment of $7.8 million of the additional cash consideration will be accelerated if the Seller causes certain events to occur, but will ultimately be paid over the passage of time regardless of whether these events occur. Approximately $11.7 million of the additional cash consideration is contingent upon future events, including the novation of certain of the Seller’s contracts to NEK. We have estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model. We have estimated that the probability of payment of any amounts less than the maximum possible additional cash consideration of $11.7 million is remote, and we have estimated that the contingent consideration amounts will be paid within six to nine months of the acquisition date. As such, we have estimated that the fair value of the additional cash consideration approximates the maximum possible contingent payments to the Seller of $11.7 million.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$13.3
Corporate trade names	4.9
Non-compete agreements	0.2
Accounts receivable -billed	3.1
Accounts receivable -unbilled	7.7
Accounts payable	(3.0)
Other net liabilities assumed	(0.4)
Net identifiable assets acquired	25.8
Goodwill	26.8
Net assets acquired	$52.6

The estimated fair values of the assets acquired and liabilities assumed, including the fair value of purchased intangibles, are preliminary estimates pending the finalization of our valuation analyses. The estimated fair value of the accounts receivable and accounts payable will be finalized as further information is received from the Seller regarding these items.

The goodwill resulting from the acquisition consists primarily of the synergies expected from combining the operations of NEK and our MSS business and the acquired assembled workforce. The anticipated synergies include the ability to expand services offerings and cost reductions. The amount recorded as goodwill is allocated to our MSS segment and is expected to be deductible for tax purposes. The intangible assets, which include trade names, customer relationships, and non-compete agreements, will be amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets, over a weighted average useful life of four years from the date of acquisition.

Based upon the preliminary estimate of the fair value of identifiable intangible assets, the estimated amortization expense related to the intangible assets recorded in connection with our acquisition of NEK for fiscal years 2013 through 2017 is as follows (in millions):

Year Ended September 30,
2013	$3.0
2014	3.4
2015	2.9
2016	2.4
2017	1.9

The preliminary estimated fair values of purchased intangibles were determined using the valuation methodology deemed to be the most appropriate for each type of asset being valued. Each of the valuation methodologies used were various methods under the income approach. The trade names valuation used the relief from royalty approach. The customer relationships valuation used the excess earnings approach and the non-compete agreements valuation used the with and without approach.

NextBus

On January 24, 2013, Cubic acquired all of the outstanding capital stock of NextBus, Inc. (NextBus) from Webtech Wireless, Inc. (Webtech). NextBus provides products and services to transit agencies which provide real-time passenger information to transit passengers, expanding the portfolio of services and customer base of our Cubic Transportation Systems (CTS) segment. This transaction has been accounted for as a business combination. The results of the acquired NextBus operations have been included in our condensed consolidated financial statements since the acquisition date. For the quarter and six months ended March 31, 2013 the amounts of NextBus’ net sales and net loss after taxes included in our consolidated statement of income were $1.5 million and $0.3 million respectively. NextBus incurred $0.2 million in transaction related costs in the quarter ended March 31, 2013.

The purchase agreement states that the cost of the acquisition will total $20.7 million, adjusted by the difference between the net working capital acquired and targeted working capital amounts. The acquisition-date fair value of consideration transferred is estimated to be $20.0 million which approximates the net cash paid.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$8.8
Accounts receivable, net	2.2
Backlog	1.7
Acquired technology	1.3
Corporate trade names	1.0
Accounts payable and accrued expenses	(1.2)
Deferred tax liabilities, net	(4.7)
Other net liabilities assumed	(1.4)
Net identifiable assets acquired	7.7
Goodwill	12.3
Net assets acquired	$20.0

The estimated fair values of the assets acquired and liabilities assumed, including the fair value of purchased intangibles, and net deferred tax liabilities are preliminary estimates pending the finalization of our valuation analyses. The net deferred tax liabilities were primarily recorded to reflect the tax impact of the identified intangible assets that will not generate tax deductible amortization expense. The estimated fair value of the accounts receivable and accounts payable will be finalized as further information is received from Webtech regarding these items.

The goodwill resulting from the acquisition consists primarily of the synergies expected from combining the operations of NextBus and our CTS business and the acquired assembled workforce. The anticipated synergies include the ability to expand services offerings and cost reductions. The amount recorded as goodwill will be allocated to our CTS segment and is not expected to be deductible for tax purposes.

The intangible assets, which include customer relationships, backlog, corporate trade names, and acquired technology, will be amortized using a combination of accelerated and straight-line based on the expected cash flows from the assets, over a weighted average useful life of 5 years from the date of acquisition. Based upon the preliminary estimate of the fair value of identifiable intangible assets, the estimated amortization expense related to the intangible assets recorded in connection with our acquisition of NextBus for fiscal years 2013 through 2017 is as follows (in millions):

Year Ended September 30,
2013	$1.2
2014	1.6
2015	1.5
2016	1.4
2017	1.3

The preliminary estimated fair values of purchased intangibles were determined using the valuation methodology deemed to be the most appropriate for each type of asset being valued. Each of the valuation methodologies used were various methods under the income approach. The customer relationships and backlog valuations used the excess earnings approach. The trade names and technology valuations used the relief from royalty approach.

The following unaudited pro forma information presents our consolidated results of operations as if NextBus and NEK had been included in our consolidated results since October 1, 2011 (in millions):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Net sales	$691.0	$680.6	$364.7	$351.4

Net income attributable to Cubic	$40.3	$45.1	$26.9	$23.9

The pro forma information includes adjustments to give effect to pro forma events that are directly attributable to the acquisitions and have a continuing impact including the amortization of purchased intangibles and the elimination of interest expense for the repayment of debt. No adjustments were made for transaction expenses, other adjustments that do not reflect ongoing operations or for operating efficiencies or synergies. The pro forma financial information is not necessarily indicative of what the consolidated financial results of our operations would have been had the acquisition been completed on October 1, 2011, and it does not purport to project our future operating results.

Note 3—Acquisitions

On December 20, 2010 we acquired all of the outstanding capital stock of Abraxas Corporation (Abraxas), a company that provides services that are complementary to our Mission Support Services (MSS) business including risk mitigation services, and subject matter and operational expertise for law enforcement and homeland security clients. The results of Abraxas' operations have been included in our consolidated financial statements since the acquisition date.

We paid $126.0 million in cash from our existing cash resources to acquire Abraxas. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$20.1
Backlog	11.5
Corporate trade names	5.7
Non-compete agreements	5.2
Recoverable income taxes	4.3
Deferred tax liabilities, net	(7.6)
Net tangible assets acquired	5.1

Net identifiable assets acquired	44.3
Goodwill	81.7

Net assets acquired	$126.0

The recoverable income taxes are primarily related to carryback claims for the tax benefit of acquired net operating losses. The net deferred tax liabilities were recorded to reflect the tax impact of the identified intangible assets that will not generate tax deductible amortization expense, net of the future tax benefit of acquired net operating loss carryforwards. The intangible assets, which include trade name, customer relationships, non-compete agreements and backlog, will be amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets, over a weighted average useful life of 6 years from the date of acquisition.

The following unaudited pro forma information presents our consolidated results of operations as if Abraxas had been included in our consolidated results since October 1, 2009 (in millions):

	Years ended September 30,
	2011	2010

Net sales	$1,309.0	$1,256.1
Net income attributable to Cubic	83.6	72.4

The pro forma information includes adjustments to give effect to pro forma events that are directly attributable to the acquisition and have a continuing impact on operations including the amortization of purchased intangibles and the elimination of interest expense for the repayment of Abraxas' debt. No adjustments were made for transaction expenses, other adjustments that do not reflect ongoing operations or for operating efficiencies or synergies. The pro forma financial information is not necessarily indicative of what the consolidated financial results of our operations would have been had the acquisition been completed on October 1, 2009, and it does not purport to project our future operating results.

INVESTMENT IN VARIABLE INTEREST ENTITY	12 Months Ended
Sep. 30, 2012
INVESTMENT IN VARIABLE INTEREST ENTITY
INVESTMENT IN VARIABLE INTEREST ENTITY

Note 4—Investment in variable interest entity

Prior to March 5, 2010, we owned 37.5% of the common stock of Transaction Systems Limited (TranSys), a U.K. company formed in 1998 which, beginning in 1998, outsourced most of the functions of the Transport for London (TfL) fare collection system. Prior to March 5, 2010 we did not consolidate TranSys because we were not the primary beneficiary of this VIE. All of the work performed by TranSys was subcontracted to us and the other primary shareholder and the arrangement provided for the pass-through of virtually all revenues from TfL to the two primary shareholders until August 2010. Beginning in August 2010 we began performing the services formerly provided by TranSys under a new contract with TfL.

As a result of a change in ownership of TranSys that occurred on March 5, 2010, we conducted a new evaluation of the primary beneficiary of TranSys. We determined that Cubic became the primary beneficiary of TranSys on March 5, 2010, and consolidated TranSys on that date.

As a result of becoming the primary beneficiary of TranSys, the consolidation of TranSys was treated as an acquisition in our financial statements. The fair value of the enterprise was virtually the same as the fair value of the assets and liabilities acquired, therefore, no gain or loss was recorded from the transaction.

The fair value of assets and liabilities acquired at March 5, 2010 were as follows (in millions):

Cash and cash equivalents	$38.3
Other current assets	16.9
Purchased intangibles	0.2
Income taxes payable	(20.7)
Other current liabilities	(35.8)

$(1.1)

The activities of TranSys included in our consolidated results from the date of acquisition are as follows (in millions):

	Years ended September 30,
	2012	2011	2010

Sales	$4.5	$4.4	$29.9
Operating income	0.6	0.9	—
Cash used in operating activities	—	18.4	19.9

The total assets and total liabilities, respectively, of TranSys included in our Consolidated Balance Sheets were $0.7 million and $0.8 million at September 30, 2012, $0.4 million and $0.9 million at September 30, 2011, and $18.8 million and $19.9 million at September 30, 2010.

FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Fair Value of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS

Note 4 — Fair Value of Financial Instruments

We carry financial instruments including cash equivalents, accounts receivable, short-term borrowings, accounts payable and accrued liabilities at cost, which we believe approximates fair value because of the short-term maturity of these instruments. Receivables consist primarily of amounts due from U.S. and foreign governments for defense products and local government agencies for transportation systems. Due to the nature of our customers, we generally do not require collateral. We have limited exposure to credit risk as we have historically collected substantially all of our receivables from government agencies.

The valuation techniques required for fair value accounting are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. The two types of inputs create the following fair value hierarchy:

·                  Level 1 - Quoted prices for identical instruments in active markets.

·                  Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

·                  Level 3 - Significant inputs to the valuation model are unobservable.

The following table presents assets and liabilities measured and recorded at fair value on our Condensed Consolidated Balance Sheets on a recurring basis (in thousands). The fair value of cash equivalents approximates their cost. Derivative financial instruments related to foreign currency forward contracts are measured at fair value, the material portions of which are based on active or inactive markets for identical or similar instruments or model-derived valuations whose inputs are observable. Where model-derived valuations are appropriate, we use the applicable credit spread as the discount rate. Credit risk related to derivative financial instruments is considered minimal and is managed by requiring high credit standards for counterparties and through periodic settlements of positions.

The fair value of our contingent consideration obligation to the Seller of NEK is revalued to its fair value each period and any recorded increase or decreases is recorded into selling, general and administrative expense. Any changes in the assumed timing and amount of the probability of payment scenarios could impact the fair value. We have estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model. We have estimated that the probability of payment of any amounts less than the maximum possible additional cash consideration of $11.7 million is remote, and we have estimated that the contingent consideration amounts will be due within six to nine months of the acquisition date. As such, we have estimated that the fair value of the additional cash consideration approximates the maximum possible contingent payments to the Seller of $11.7 million. There was no change in the fair value of the contingent consideration between the date of the acquisition of NEK and March 31, 2013; therefore, there has been no change in contingent consideration recorded in operations. Significant judgment is employed in determining the appropriateness of these assumptions as of the acquisition date and each subsequent period. Accordingly, changes in the assumptions described above can materially impact the amount of contingent consideration expense we record in any period.

	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$115,214	$—	$—	$115,214
Current derivative assets	—	2,827	—	2,827
Noncurrent derivative assets	—	5,303	—	5,303
Total assets measured at fair value	$115,214	$8,130	$—	$123,344
Liabilities
Current derivative liabilities	$—	$6,809	$—	$6,809
Noncurrent derivative liabilities	—	7,170	—	7,170
Contingent consideration to Seller of NEK	—	—	11,684	11,684
Total liabilities measured at fair value	$—	$13,979	$11,684	$25,663

	September 30, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$171,300	$—	$—	$171,300
Current derivative assets	—	3,779	—	3,779
Noncurrent derivative assets	—	3,713	—	3,713
Total assets measured at fair value	$171,300	$7,492	$—	$178,792
Liabilities
Current derivative liabilities	$—	$6,839	$—	$6,839
Noncurrent derivative liabilities	—	6,498	—	6,498
Total liabilities measured at fair value	$—	$13,337	$—	$13,337

Long-term debt and short-term borrowings are carried at amortized cost. The fair values of long-term debt and short-term borrowings are calculated by discounting the value of the note based on market interest rates for similar debt instruments, which is a Level 2 valuation technique. At March 31, 2013, the fair value of our long-term debt was estimated to be approximately $53.8 million compared to a carrying value of $53.0 million. At September 30, 2012, the fair value of our long-term debt was estimated to be approximately $12.5 million compared to a carrying value of $11.5 million. The estimated fair value of our short-term borrowings at March 31, 2013 approximates carrying value.

Note 5—Fair value of financial instruments

The valuation techniques required to determine fair value are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. The two types of inputs create the following fair value hierarchy:

•
Level 1—Quoted prices for identical instruments in active markets.
•
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•
Level 3—Significant inputs to the valuation model are unobservable.

The fair value of cash equivalents and short term investments approximates their cost. The fair value of tax exempt bonds and U.S. government agency securities are generally determined using standard observable inputs, including reported trades, quoted market prices, broker/dealer quotes and issuer spreads. The maturity dates of tax exempt bonds are within the next year. Derivative financial instruments are measured at fair value, the material portions of which are based on active or inactive markets for identical or similar instruments or model-derived valuations whose inputs are observable. Where model-derived valuations are appropriate, the company uses the applicable credit spread as the discount rate. Credit risk related to derivative financial instruments is considered minimal and is managed by requiring high credit standards for counterparties and through periodic settlements of positions.

The following table presents assets and liabilities measured and recorded at fair value on our balance sheets on a recurring basis (in thousands):

	September 30, 2012			September 30, 2011			September 30, 2010			September 30, 2009
	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total

Assets
Cash equivalents	$171,300	$—	$171,300	$266,842	$—	$266,842	$129,756	$—	$129,756	$178,893	$—	$178,893
Short-term investments—U.S. government agency securities	—	—	—	—	—	—	—	36,000	36,000	—	8,127	8,127
Short-term investments—tax exempt bonds	—	—	—	—	25,829	25,829	—	48,081	48,081	—	—	—
Current derivative assets	—	3,779	3,779	—	7,466	7,466	—	11,428	11,428	—	18,106	18,106
Non-current derivative assets	—	3,713	3,713	—	—	—	—	—	—	—	—	—

Total assets measured at fair value	171,300	7,492	178,792	266,842	33,295	300,137	129,756	95,509	225,265	178,893	26,233	205,126

Liabilities
Current derivative liabilities	—	6,839	6,839	—	7,522	7,522	—	3,193	3,193	—	17,933	17,933
Non-current derivative liabilities	—	6,498	6,498	—	6,164	6,164	—	4,748	4,748	—	—	—

Total liabilities measured at fair value	$—	$13,337	$13,337	$—	$13,686	$13,686	$—	$7,941	$7,941	$—	$17,933	$17,933

We carry financial instruments, including cash equivalents, accounts receivable, accounts payable and accrued liabilities at cost, which we believe approximates fair value because of the short-term maturity of these instruments. The fair value of long-term debt is calculated by discounting the value of the note based on market interest rates for similar debt instruments, which is a Level 2 technique. The following table presents the estimated fair value and carrying value of our long-term debt (in millions):

	September 30,
	2012	2011	2010	2009

Fair value	$12.5	$17.5	$21.6	$25.1
Carrying value	11.5	15.9	20.5	25.1

ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

Note 6—Accounts receivable

The components of accounts receivable under long-term contracts are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
U.S. government contracts:
Amounts billed	$48,387	$64,672	$50,925	$62,093
Recoverable costs and accrued profits on progress completed—not billed	95,764	50,748	54,403	43,022

	144,151	115,420	105,328	105,115
Commercial customers:
Amounts billed	42,745	24,384	31,753	41,907
Recoverable costs and accrued profits on progress completed—not billed	168,791	91,322	92,897	89,087

	211,536	115,706	124,650	130,994

	355,687	231,126	229,978	236,109
Less unbilled amounts not currently due—commercial customers	(22,070)	(23,700)	(28,080)	(13,400)

	$333,617	$207,426	$201,898	$222,709

A portion of recoverable costs and accrued profits on progress completed is billable under progress or milestone payment provisions of the related contracts. The remainder of these amounts is billable upon delivery of products or furnishing of services, with an immaterial amount subject to retainage provisions of the contracts. Contract terms, including payment terms on our long-term development contracts are generally customized for each contract based upon negotiations with the respective customer. It is anticipated that we will bill and collect substantially the entire unbilled portion of receivables identified as current assets under progress billing provisions of the contracts or upon completion of milestones and/or acceptance by the customers during fiscal 2013. The amount classified as not currently due is an estimate of the amount of long-term contract accounts receivable that will not be collected within one year from September 30, 2012 under transportation systems contracts in the U.S., Australia and the U.K. The non-current balance at September 30, 2011 represented non-current amounts due from customers in the same countries. The non-current balances at September 30, 2010 and 2009 relate to transportation systems contracts in the U.S., Australia and the U.K., and a defense systems contract in Canada.

INVENTORIES	12 Months Ended
Sep. 30, 2012
INVENTORIES
INVENTORIES

Note 7—Inventories

Significant components of inventories are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Finished products	$—	$—	$—	$55
Work in process and inventoried costs under long-term contracts	78,796	71,855	79,529	105,460
Customer advances	(27,288)	(34,582)	(41,575)	(49,734)
Materials and purchased parts	858	1,086	2,699	1,824

	$52,366	$38,359	$40,653	$57,605

At September 30, 2012, work in process and inventoried costs under long-term contracts includes approximately $1.9 million in costs incurred outside the scope of work or in advance of a contract award, compared to $1.2 million, $0.1 million and $0.9 million as of September 30, 2011, 2010 and 2009, respectively. We believe it is probable that we will recover the costs inventoried at September 30, 2012, plus a profit margin, under contract change orders or awards within the next year.

Costs we incur for certain U.S. federal government contracts include general and administrative costs as allowed by government cost accounting standards. The amounts remaining in inventory at September 30, 2012, 2011, 2010 and 2009 were $4.7 million, $4.8 million, $4.0 million and $5.0 million, respectively.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2012
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

Note 8—Property, plant and equipment

Significant components of property, plant and equipment are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

Land and land improvements	$16,045	$15,963	$15,821	$15,292
Buildings and improvements	44,376	43,416	42,754	42,661
Machinery and other equipment	94,113	84,953	82,129	80,018
Leasehold improvements	8,688	5,707	4,829	4,685
Accumulated depreciation and amortization	(107,895)	(101,572)	(98,064)	(93,761)

	$55,327	$48,467	$47,469	$48,895

Our provisions for depreciation of plant and equipment and amortization of leasehold improvements amounted to $8.0 million, $7.7 million, $7.6 million and $9.2 million in 2012, 2011, 2010 and 2009, respectively. Generally, we use straight-line methods for real property over estimated useful lives ranging from 15 to 39 years or the term of the underlying lease for leasehold improvements. We use accelerated methods (declining balance and sum-of-the-years-digits) for machinery and equipment over estimated useful lives ranging from 5 to 10 years.

GOODWILL AND PURCHASED INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2012
GOODWILL AND PURCHASED INTANGIBLE ASSETS
GOODWILL AND PURCHASED INTANGIBLE ASSETS

Note 9—Goodwill and purchased intangible assets

The changes in the carrying amount of goodwill for the four years ended September 30, 2012 are as follows (in thousands):

	Transportation systems	Defense systems	Mission support services	Total

Balances at October 1, 2008	$8,210	$16,087	$36,735	61,032
Reduction of acquired tax accrual	—	(1,083)	—	(1,083)
Foreign currency exchange rate changes	(772)	256	—	(516)

Balances at September 30, 2009	7,438	15,260	36,735	59,433
Goodwill acquired during the year	—	4,767	—	4,767
Foreign currency exchange rate changes	(115)	57	—	(58)

Balances at September 30, 2010	7,323	20,084	36,735	64,142
Goodwill acquired during the year	—	435	81,698	82,133
Foreign currency exchange rate changes	(54)	134	—	80

Balances at September 30, 2011	7,269	20,653	118,433	146,355
Foreign currency exchange rate changes	248	330	—	578

Balances at September 30, 2012	$7,517	$20,983	$118,433	$146,933

Purchased intangible assets:    The table below summarizes our purchased intangible assets (in thousands):

	September 30, 2012			September 30, 2011			September 30, 2010			September 30, 2009
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Contract and program intangibles	$71,145	$(40,785)	$30,360	$70,159	$(27,921)	$42,238	$38,560	$(15,170)	$23,390	$35,614	$(8,875)	$26,739
In-process research & development	—	—	—	798	—	798	1,671	—	1,671	—	—	—
Other purchased intangibles	14,560	(5,546)	9,014	14,560	(3,457)	11,103	2,787	(1,553)	1,234	2,787	(908)	1,879

Total	$85,705	$(46,331)	$39,374	$85,517	$(31,378)	$54,139	$43,018	$(16,723)	$26,295	$38,401	$(9,783)	$28,618

The table below shows our expected amortization for purchased intangibles as of September 30, 2012, for each of the next five years and thereafter (in thousands):

	Transportation systems	Defense systems	Mission support services	Total

2013	$1,671	$1,019	$9,556	$12,246
2014	1,671	593	7,066	9,330
2015	1,476	209	4,810	6,495
2016	1,380	66	2,356	3,802
2017	1,380	—	582	1,962
Thereafter	2,415	—	3,124	5,539

	$9,993	$1,887	$27,494	$39,374

Our purchased intangible assets are subject to amortization and we use a combination of straight-line and accelerated methods, based on the expected cash flows from the assets, over a weighted average period of 6 years. Total amortization expense for 2012, 2011, 2010 and 2009 was $14.8 million, $14.7 million, $6.8 million and $6.4 million, respectively.

FINANCING ARRANGEMENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Financing Arrangements
FINANCING ARRANGEMENTS

Note 5 — Financing Arrangements

We have a committed revolving credit agreement with a group of financial institutions in the amount of $200.0 million, expiring in May 2017 (Revolving Credit Agreement). The available line of credit on the Revolving Credit Agreement is reduced by any letters of credit issued under the agreement. As of March 31, 2013, there were borrowings of $25.0 million outstanding under this agreement. Our borrowings under the Revolving Credit Agreement bear interest at a variable rate (1.6% at March 31, 2013). In addition, there were letters of credit outstanding under the Revolving Credit Agreement totaling $43.6 million, which reduce the available line of credit to $131.4 million.

We have a secured letter of credit facility agreement with a bank (Secured Letter of Credit Facility) which expires in March 2014. At March 31, 2013, there were letters of credit outstanding under this agreement of $60.5 million. In support of the Secured Letter of Credit Facility, we placed $68.8 million of our cash on deposit in the U.K. as collateral in a restricted account with the bank providing the facility. We are required to leave the cash in the restricted account so long as the bank continues to maintain associated letters of credit under the facility. The maximum amount of letters of credit currently allowed by the facility is $62.6 million, and any increase above this amount would require bank approval and additional restricted funds to be placed on deposit. We may choose at any time to terminate the facility and move the associated letters of credit to another credit facility. Letters of credit outstanding under the Secured Letter of Credit Facility do not reduce the available line of credit available under the Revolving Credit Agreement.

On March 12, 2013, we entered into a note purchase and private shelf agreement pursuant to which we agreed to issue $100.0 million of senior unsecured notes, bearing interest at a rate of 3.35% and maturing on March 12, 2025. Notes with an aggregate principal amount of $50.0 million were purchased on March 12, 2013. Notes with the remaining aggregate principal amount of $50.0 million were purchased on April 23, 2013. In addition, pursuant to the agreement, we may from time to time issue and sell, and the purchasers may in their sole discretion purchase, within the next three years, additional senior notes in aggregate principal amount of up to $25.0 million that will have terms, including interest rate, as we and the purchasers may agree upon at the time of issuance.

Note 10—Financing arrangements

Long-term debt consists of the following (in thousands):

	September 30,
	2012	2011	2010	2009

Unsecured notes payable to a group of insurance companies, with annual principal payments of $4.0 million due in November. Interest at 6.31% is payable semiannually in November and May.	$8,000	$12,000	$16,000	$20,000
Mortgage note from a U.K. financial institution, with quarterly installments of principal and interest at 6.48%	3,503	3,918	4,494	5,124

	11,503	15,918	20,494	25,124
Less current portion	(4,561)	(4,541)	(4,545)	(4,554)

	$6,942	$11,377	$15,949	$20,570

Maturities of long-term debt for each of the five years in the period ending September 30, 2017, are as follows: 2013—$4.6 million; 2014—$4.6 million; 2015—$0.6 million; 2016—$0.6 million; 2017—$0.6 million.

Interest paid amounted to $7.4 million, $1.1 million, $1.4 million and $1.8 million in 2012, 2011, 2010 and 2009, respectively. Interest paid in 2012 included $5.9 million of interest in connection with our payment to the U.S. District Court in April 2012 for an arbitration award with the Ministry of Defense for the Armed Forces of the Islamic Republic of Iran (See Note 16 for further information.)

The terms of the notes payable include provisions that require and/or limit, among other financial ratios and measurements, the permitted levels of debt and tangible net worth and coverage of fixed charges. At September 30, 2012, this agreement leaves consolidated retained earnings of $375.1 million available for the payment of dividends to shareholders, purchases of our common stock and other charges to shareholders' equity. As a result of our restatement, we have been unable to comply with covenants requiring us to provide our lenders with audited financial statements and interim financial information on a timely basis. However, we have entered into amendments to our financing arrangements which have included waivers to extend the dates by which the Company is required to deliver its audited financial statements and interim financial information to December 31, 2012, and as such we are not in default under our lending arrangements or credit agreements.

We maintain short-term borrowing arrangements in New Zealand and Australia totaling $0.5 million New Zealand dollars (equivalent to approximately $0.4 million) and $10 million Australian dollars (equivalent to approximately $10.4 million) to help meet the short-term working capital requirements of our subsidiaries in those countries. At September 30, 2012, no amounts were outstanding under these borrowing arrangements.

In May 2012 we entered into a committed five-year revolving credit agreement with a group of financial institutions in the amount of $200 million, expiring in May 2017 (Revolving Credit Agreement). This five-year revolving credit agreement replaced a revolving credit agreement in the amount of $150 million which would have expired in December 2012. The available line of credit is reduced by any letters of credit issued under the Revolving Credit Agreement. As of September 30, 2012, there were no borrowings under this agreement; however, there were letters of credit outstanding under the agreement totaling $23.5 million, which reduce the available line of credit to $176.5 million.

On January 12, 2012 we entered into a secured letter of credit facility agreement with a bank (Secured Credit Facility). At September 30, 2012 there were letters of credit outstanding under this agreement of $64.3 million. In support of the Secured Letter of Credit Facility, we have $68.7 million of our cash on deposit in the U.K. as collateral in a restricted account with the bank providing the facility. We are required to leave the cash in the restricted account so long as the bank continues to maintain associated letters of credit under the facility. The maximum amount of letters of credit currently allowed by the facility is $66.7 million, and any increase above this amount would require bank approval and additional restricted funds to be placed on deposit. The initial term of the facility is one year; however we may choose at any time to terminate the facility and move the associated letters of credit to another credit facility. Letters of Credit outstanding under the Secured Letter of Credit Facility do not reduce the available line of credit under the Revolving Credit Agreement.

As of September 30, 2012, we had letters of credit and bank guarantees outstanding totaling $100.8 million, including the letters of credit described above outstanding under the Revolving Credit Agreement and the Secured Credit Facility, which guarantee either our performance or customer advances under certain contracts. In addition, we had financial letters of credit outstanding totaling $7.2 million as of September 30, 2012, which primarily guarantee our payment of certain self-insured liabilities. We have never had a drawing on a letter of credit instrument, nor are any anticipated; therefore, we estimate the fair value of these instruments to be zero.

Our self-insurance arrangements are limited to certain workers' compensation plans, automobile liability and product liability claims. Under these arrangements, we self-insure only up to the amount of a specified deductible for each claim. Self-insurance liabilities included in other current liabilities on the balance sheet amounted to $8.7 million, $8.4 million, $8.2 million and $7.6 million as of September 30, 2012, 2011, 2010 and 2009 respectively.

COMMITMENTS	12 Months Ended
Sep. 30, 2012
COMMITMENTS
COMMITMENTS

Note 11—Commitments

We lease certain office, manufacturing and warehouse space, vehicles, and other office equipment under noncancelable operating leases expiring in various years through 2024. These leases, some of which may be renewed for periods up to 10 years, generally require us to pay all maintenance, insurance and property taxes. Several leases are subject to periodic adjustment based on price indices or cost increases. Rental expense (net of sublease income of $0.4 million in 2012 and $0.6 million in 2011, 2010 and 2009 respectively) for all operating leases amounted to $10.2 million, $9.1 million, $8.0 million and $6.6 million in 2012, 2011, 2010 and 2009 respectively.

Future minimum payments, net of minimum sublease income, under noncancelable operating leases with initial terms of one year or more consist of the following at September 30, 2012 (in thousands):

2013	$8,734
2014	7,082
2015	5,311
2016	3,904
2017	4,987
Thereafter	6,691

$36,709

INCOME TAXES	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Income Taxes
INCOME TAXES

Note 9 — Income Taxes

Our effective tax rate for the six months ended March 31, 2013 is lower than the U.S. federal statutory tax rate primarily due to the amount of income earned in foreign tax jurisdictions that is taxed at lower rates than the U.S. federal statutory tax rate and reinstatement of the U.S. federal research and development tax credit included in the American Taxpayer Relief Act of 2012, which was signed into law on January 2, 2013.

Our effective tax rate for the six months ended March 31, 2013 was 24% as compared to 29% for the year ended September 30, 2012. The effective tax rate for the six months ended March 31, 2013 benefitted from the retroactive extension of the federal research and development tax credit.

The amount of unrecognized tax benefits was $8.9 million as of March 31, 2013 and $8.3 million as of September 30, 2012, exclusive of interest and penalties. At March 31, 2013, the amount of unrecognized tax benefits from permanent tax adjustments that, if recognized, would favorably impact the effective rate was $6.8 million. During the next 12 months, it is reasonably possible that resolution of reviews by taxing authorities, both domestic and international, could be reached with respect to approximately $4.8 million of the unrecognized tax benefits depending on the timing of examinations and expiration of statute of limitations, either because our tax positions are sustained or because we agree to their disallowance and pay the related income tax.

We are subject to ongoing audits from various taxing authorities in the jurisdictions in which we do business. As of March 31, 2013, the tax years open under the statute of limitations in significant jurisdictions include 2007-2011 in the U.K., 2007-2011 in New Zealand and 2008-2011 in the U.S. We have effectively settled all tax matters with the IRS for fiscal years prior to fiscal year 2011. We believe we have adequately provided for uncertain tax issues that have not yet resolved with federal, state and foreign tax authorities.

Note 12—Income taxes

Significant components of the provision for income taxes are as follows:

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Current:
Federal	$15,190	$(999)	$14,891	$9,006
State	1,927	810	4,392	3,207
Foreign	19,323	22,740	17,960	16,078

Total current	36,440	22,551	37,243	28,291

Deferred:
Federal	331	9,356	992	3,714
State	328	299	340	591
Foreign	1,085	167	(564)	420

Total deferred provision	1,743	9,822	768	4,725

Total income tax expense	$38,183	$32,373	$38,011	$33,016

We calculate deferred tax assets and liabilities based on differences between financial reporting and tax bases of assets and liabilities, and measure them using the enacted tax rates and laws that we expect will be in effect when the differences reverse.

Significant components of our deferred tax assets and liabilities are as follows:

	September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Deferred tax assets:
Accrued employee benefits	$9,153	$9,303	$9,112	$8,064
Long-term contracts and inventory valuation reductions	9,062	8,215	7,115	7,580
Allowances for loss contingencies	5,339	6,883	6,223	5,316
Deferred compensation	3,756	3,444	3,246	3,306
Book over tax depreciation	471	709	1,373	1,357
Adjustment to pension liability	17,886	15,226	12,925	11,716
California research and development credit carryforward	3,882	2,750	3,484	2,529
Net operating losses	10,909	2,424	1,457	638
Foreign currency mark-to-market	2,192	2,177	1,529	—
Other	395	2,199	513	5,419

Subtotal	63,045	53,330	46,977	45,925
Valuation allowance	(4,205)	(2,750)	(3,484)	(2,529)

Deferred tax assets	58,840	50,580	43,493	43,396

Deferred tax liabilities:
Amortization of goodwill and intangibles	8,608	12,344	1,964	4,839
Deferred revenue	25,277	14,408	1,761	414
Foreign currency mark-to-market	269	284	673	630
State taxes	146	—	3,421	60
Other	589	1,237	2,096	2,758

Deferred tax liabilities	34,889	28,273	9,915	8,701

Net deferred tax asset	$23,951	$22,307	$33,578	$34,695

As of September 30, 2012, we had $33.8 million of foreign operating loss carryforwards and $8.9 million of unused state tax credits that are not subject to expiration.

The reconciliation of income tax computed at the U.S. federal statutory tax rate to income tax expense is as follows:

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Tax at U.S. statutory rate	$45,601	$40,697	$38,536	$33,656
State income taxes, net of federal tax effect	1,364	1,297	3,042	2,672
Nondeductible expenses	286	893	1,366	107
Change in reserve for uncertain tax positions	(2,909)	1,504	(832)	430
Tax effect from foreign dividend	2,773	—	—	3,063
Foreign earnings taxed at less than statutory rate	(7,153)	(6,415)	(2,548)	(3,760)
R&D credits generated in the current year	(906)	(2,696)	(491)	(3,395)
Reinstatement of federal research and development credit	—	(1,406)	—	—
Other	(873)	(1,501)	(1,062)	243

	$38,183	$32,373	$38,011	$33,016

We are subject to ongoing audits from various taxing authorities in the jurisdictions in which we do business. As of September 30, 2012, the tax years open under the statute of limitations in significant jurisdictions include 2007-2011 in the U.K., 2006-2011 in New Zealand and 2008-2011 in the U.S. We have effectively settled all tax matters with the IRS for fiscal years prior to and including fiscal year 2010. We believe we have adequately provided for uncertain tax issues we have not yet resolved with federal, state and foreign tax authorities. Although not more likely than not, the most adverse resolution of these issues could result in additional charges to earnings in future periods. Based upon a consideration of all relevant facts and circumstances, we do not believe the ultimate resolution of uncertain tax issues for all open tax periods will have a material adverse effect upon our financial condition or results of operations.

We have recorded liabilities for unrecognized tax benefits related to permanent and temporary tax adjustments as set forth below. The net changes in the liability were as follows:

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Balance at October 1	$10,715	$8,958	$9,958	$8,881
Decrease related to tax positions in prior years:
Recognition of benefits from expiration of statutes	(1,227)	(1,172)	(1,747)	(1,555)
Recognition of benefits from settlement with tax authorities	(1,257)	—	—	(259)
Other	(585)	—	—	—
Tax positions related to the current year	409	2,452	778	3,142
Tax positions related to current year acquisitions	—	484	—	—
Currency translation adjustment	212	(7)	(31)	(251)

Balance at September 30	$8,267	$10,715	$8,958	$9,958

At September 30, 2012, the amount of unrecognized tax benefits from permanent tax adjustments that, if recognized, would affect the effective tax rate was $6.3 million. During the next 12 months, it is reasonably possible that resolution of reviews by taxing authorities, both domestic and international, could be reached with respect to approximately $4.5 million of the unrecognized tax benefits depending on the timing of examinations, expiration of statute of limitations, either because the Company's tax positions are sustained or because the Company agrees to their disallowance and pays the related income tax. The amount of net interest and penalties recognized as a component of income tax expense during 2012, 2011, 2010 and 2009 was not material. Interest and penalties accrued at September 30, 2012, 2011, 2010 and 2009 amounted to $3.1 million, $3.0 million, $2.3 million and $2.0 million, respectively, bringing the total liability for uncertain tax issues to $11.3 million, $13.7 million, $11.2 million and $11.9 million, respectively, as of September 30, 2012, 2011, 2010 and 2009 respectively.

We made income tax payments, net of refunds, totaling $25.4 million, $42.1 million, $30.0 million and $28.8 million in 2012, 2011, 2010 and 2009, respectively.

Income before income taxes includes the following components (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
United States	$38,428	$33,955	$59,984	$38,729
Foreign	91,859	82,322	50,121	57,432

Total	$130,287	$116,277	$110,105	$96,161

We evaluate our capital requirements in our foreign subsidiaries on an annual basis to determine what level of capital is needed for the long-term operations of the businesses. We provide U.S. taxes on the amount of capital that is determined to be in excess of the long-term requirements of the business and is, therefore, available for distribution. During 2012, we determined that 40 million New Zealand was excess capital in New Zealand and paid a dividend of that amount in 2012 to the U.S. parent company. Additional U.S. taxes provided on this dividend amounted to approximately $2.8 million in 2012.

Undistributed earnings of all our foreign subsidiaries amounted to approximately $272.2 million at September 30, 2012. We consider those earnings to be indefinitely reinvested and, accordingly, we have not provided for U.S. federal and state income taxes thereon and have determined that no amounts of undistributed earnings are available for distribution. Upon distribution of those earnings in the form of dividends or otherwise, we would be subject to both U.S. income taxes and withholding taxes payable to the foreign countries, but would also be able to offset unrecognized foreign tax credit carryforwards. It is not practicable for us to determine the total amount of unrecognized deferred U.S. income tax liability because of the complexities associated with its hypothetical calculation.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Derivative Instruments and Hedging Activities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Note 10 — Derivative Instruments and Hedging Activities

In order to manage our exposure to fluctuations in interest and foreign currency exchange rates we utilize derivative financial instruments such as forward starting swaps and foreign currency forwards. We do not use any derivative financial instruments for trading or other speculative purposes.

All derivatives are recorded at fair value, however, the classification of gains and losses resulting from changes in the fair values of derivatives are dependent on the intended use of the derivative and its resulting designation. If a derivative is designated as a fair value hedge, then a change in the fair value of the derivative is offset against the change in the fair value of the underlying hedged item and only the ineffective portion of the hedge, if any, is recognized in earnings. If a derivative is designated as a cash flow hedge, then the effective portion of a change in the fair value of the derivative is recognized as a component of accumulated other comprehensive income until the underlying hedged item is recognized in earnings, or the forecasted transaction is no longer probable of occurring. If a derivative does not qualify as a highly effective hedge, any change in fair value is immediately recognized in earnings. We formally document all hedging relationships for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions. We classify the fair value of all derivative contracts as current or non-current assets or liabilities, depending on the realized and unrealized gain or loss position of the hedged contract at the balance sheet date, and the timing of future cash flows. The cash flows from derivatives treated as hedges are classified in the Condensed Consolidated Statements of Cash Flows in the same category as the item being hedged.

The following table shows the notional principal amounts of our outstanding derivative instruments as of March 31, 2013 and September 30, 2012 (in thousands):

	Notional Principal
	March 31, 2013	September 30, 2012
Instruments designated as accounting hedges:
Foreign currency forwards	$380,823	$382,500
Forward starting swap	58,415	58,415

Instruments not designated as accounting hedges:
Foreign currency forwards	7,430	5,945

The notional principal amounts for outstanding derivative instruments provide one measure of the transaction volume outstanding and do not represent the amount of our exposure to credit or market loss. Credit risk represents our gross exposure to potential accounting loss on derivative instruments that are outstanding or unsettled if all counterparties failed to perform according to the terms of the contract, based on then-current interest or currency exchange rates at each respective date. Our exposure to credit loss and market risk will vary over time as a function of interest and currency exchange rates. The amount of credit risk from derivative instruments and hedging activities was not material for the periods ended March 31, 2013 and September 30, 2012. Although the table above reflects the notional principal amounts of our forward starting swaps and foreign exchange instruments, it does not reflect the gains or losses associated with the exposures and transactions that the forward starting swaps and foreign exchange instruments are intended to hedge. The amounts ultimately realized upon settlement of these financial instruments, together with the gains and losses on the underlying exposures, will depend on actual market conditions during the remaining life of the instruments.

We generally enter into master netting arrangements, which reduce credit risk by permitting net settlement of transactions with the same counterparty. We present our derivative assets and derivative liabilities at their gross fair values. We did not have any derivative instruments with credit-risk related contingent features that would require it to post collateral as of March 31, 2013 or September 30, 2012.

The table below presents the fair value of our derivative financial instruments that qualify for hedge accounting as well as their classification in the Condensed Consolidated Balance Sheets as of March 31, 2013 and September 30, 2012 (in thousands):

		Fair Value
	Balance Sheet Location	March 31, 2013	September 30, 2012
Asset derivatives:
Foreign currency forwards	Other current assets	$2,827	$3,779
Foreign currency forwards	Other noncurrent assets	5,303	3,713
		$8,130	$7,492
Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,809	$6,839
Foreign currency forwards	Other noncurrent liabilities	7,006	6,407
Forward starting swap	Other noncurrent liabilities	164	91
Total		$13,979	$13,337

The tables below present gains and losses recognized in other comprehensive income (OCI) for the three and six months ended March 31, 2013 and 2012 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	Six Months Ended
	March 31, 2013		March 31, 2012
Derivative Type	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion
Foreign currency forwards	$(1,892)	$(2,052)	$(5,572)	$(8,846)
Forward starting swap	(164)	—	—	—

	Three Months Ended
	March 31, 2013		March 31, 2012
Derivative Type	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion
Foreign currency forwards	$(1,435)	$20	$(623)	$(5,681)
Forward starting swap	309	—	—	—

The amount of gains and losses from derivative instruments and hedging activities classified as not highly effective did not have a material impact on the results of operations for the three and six months ended March 31, 2013 and 2012. The amount of estimated unrealized net losses from cash flow hedges which are expected to be reclassified to earnings in the next twelve months is $2.6 million, net of income taxes.

Forward starting swap

In connection with a transportation systems contract that we entered in December 2011 with the Chicago Transit Authority, we will incur significant costs to develop the customer’s fare collection system before we begin receiving payments under the contract. In order to finance certain of these costs, we plan to issue approximately $83 million of 10-year fixed rate debt on or about January 1, 2014. We are concerned that market interest rates for the 10-year forward period of January 1, 2014 to January 1, 2024 will change through January 1, 2014, exposing the LIBOR benchmark component of each of the 20 projected semi-annual interest cash flows of that future 10-year period to risk of variability. Therefore, in July 2012 we entered into a forward-starting 10-year swap contract with a bank to reduce the interest rate variability exposure of the projected interest cash flows. The forward-starting swap has a notional amount of $58.4 million, a termination date of January 1, 2014 and a pay 1.698% fixed rate, receive 3-month LIBOR, with fixed rate payments due semi-annually on the first day each June and December commencing June 1, 2014 through December 2023, floating payments due quarterly on the first day of each quarter commencing March 1, 2014 through December 2023, and floating reset dates two days prior to the first day of each calculation period. The swap contracts accrual period, January 1, 2014 to December 1, 2023 is designed to match the tenor of the planned debt issuance.

Foreign currency forwards

In order to limit our exposure to foreign currency exchange rate risk we generally hedge those commitments greater than $50,000 by using foreign currency exchange forward and option contracts that are denominated in currencies other than the functional currency of the subsidiary responsible for the commitment, typically the British pound, Canadian dollar, Singapore dollar, euro, Swedish krona, New Zealand dollar and Australian dollar. These contracts are designed to be effective hedges regardless of the direction or magnitude of any foreign currency exchange rate change, because they result in an equal and opposite income or cost stream that offsets the change in the value of the underlying commitment.

Note 13—Derivative instruments and hedging activities

In order to manage our exposure to fluctuations in interest and foreign currency exchange rates we utilize derivative financial instruments such as forward starting swaps and foreign currency forwards. We do not use any derivative financial instruments for trading or other speculative purposes.

All derivatives are recorded at fair value, however, the classification of gains and losses resulting from changes in the fair values of derivatives are dependent on the intended use of the derivative and its resulting designation. If a derivative is designated as a fair value hedge, then a change in the fair value of the derivative is offset against the change in the fair value of the underlying hedged item and only the ineffective portion of the hedge, if any, is recognized in earnings. If a derivative is designated as a cash flow hedge, then the effective portion of a change in the fair value of the derivative is recognized as a component of accumulated other comprehensive income until the underlying hedged item is recognized in earnings, or the forecasted transaction is no longer probable of occurring. If a derivative does not qualify as a highly effective hedge, any change in fair value is immediately recognized in earnings. We formally document all hedging relationships for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions. We classify the fair value of all derivative contracts as current or non-current assets or liabilities, depending on the realized and unrealized gain or loss position of the hedged contract at the balance sheet date, and the timing of future cash flows. The cash flows from derivatives treated as hedges are classified in the Consolidated Statements of Cash Flows in the same category as the item being hedged.

The following table shows the notional principal amounts of our outstanding derivative instruments as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

	September 30,
	2012	2011	2010	2009

Instruments designated as accounting hedges:
Foreign currency forwards	$382,500	$290,400	$232,500	$148,300
Forward starting swap	58,415	—	—	—
Instruments not designated as accounting hedges:
Foreign currency forwards	5,945	3,644	7,794	8,148

The notional principal amounts for outstanding derivative instruments provide one measure of the transaction volume outstanding and do not represent the amount of the Company's exposure to credit or market loss. Credit risk represents the Company's gross exposure to potential accounting loss on derivative instruments that are outstanding or unsettled if all counterparties failed to perform according to the terms of the contract, based on then-current interest or currency exchange rates at each respective date. The Company's exposure to credit loss and market risk will vary over time as a function of interest and currency exchange rates. The amount of credit risk from derivative instruments and hedging activities was not material for the years ended September 30, 2012, 2011, 2010 and 2009. Although the table above reflects the notional principal amounts of the Company's forward starting swaps and foreign exchange instruments, it does not reflect the gains or losses associated with the exposures and transactions that the forward starting swaps and foreign exchange instruments are intended to hedge. The amounts ultimately realized upon settlement of these financial instruments, together with the gains and losses on the underlying exposures, will depend on actual market conditions during the remaining life of the instruments.

The Company generally enters into master netting arrangements, which reduce credit risk by permitting net settlement of transactions with the same counterparty. The Company presents its derivative assets and derivative liabilities at their gross fair values. The Company did not have any derivative instruments with credit-risk related contingent features that would require it to post collateral as of September 30, 2012, 2011, 2010, or 2009.

The table below presents the fair value of the Company's derivative financial instruments that qualify for hedge accounting as well as their classification on the consolidated balance sheets as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

		Fair value
	Balance sheet location	September 30, 2012	September 30, 2011	September 30, 2010	September 30, 2009

Asset derivatives:
Foreign currency forwards	Other current assets	$3,779	$7,466	$11,428	$18,106
Foreign currency forwards	Other non-current assets	3,713	—	—	—

		$7,492	$7,466	$11,428	$18,106

Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,839	$7,522	$3,193	$17,933
Foreign currency forwards	Other non-current liabilities	6,407	6,164	4,748	—
Forward starting swap	Other non-current liabilities	91	—	—	—

Total		$13,337	$13,686	$7,941	$17,933

The tables below present gains and losses recognized in OCI for the years ended September 30, 2012, 2011, 2010 and 2009 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	September 30, 2012		September 30, 2011		September 30, 2010		September 30, 2009
Derivative type	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion

Forward currency forwards	$152	$(4,309)	$(5,618)	$3,420	$1,483	$1,838	$112	$53
Forward starting swap	91	—	—	—	—	—	—	—

The amount of gains and losses from derivative instruments and hedging activities classified as not highly effective did not have a material impact on the results of operations for the years ended September 30, 2012, 2011, 2010 and 2009. The amount of estimated unrealized net gains from cash flow hedges which are expected to be reclassified to earnings in the next twelve months is $2.0 million, net of income taxes.

Forward starting swap

In connection with a transportation systems contract that we entered in December 2011, we will incur significant costs to develop the customer's fare collection system before we begin receiving payments under the contract. In order to finance certain of these costs, we plan to issue approximately $83 million of 10-year fixed rate debt on or about January 1, 2014. We are concerned that market interest rates for the 10-year forward period of January 1, 2014 to January 1, 2024 will change through January 1, 2014, exposing the LIBOR benchmark component of each of the 20 projected semi-annual interest cash flows of that future 10-year period to risk of variability. Therefore, in July 2012 we entered a forward-starting 10-year swap contract with a bank to reduce the interest rate variability exposure of the projected interest cash flows. The forward-starting swap has a notional amount of $58.4 million, a termination date of January 1, 2014 and a pay 1.698% fixed rate, receive 3-month LIBOR, with fixed rate payments due semi-annually on the first day each June and December commencing June 1, 2014 through December 2023, floating payments due quarterly on the first day of each quarter commencing March 1, 2014 through December 2023, and floating reset dates 2 days prior to the first day of each calculation period. The swap contracts accrual period, January 1, 2014 to December 1, 2023 is designed to match the tenor of the planned debt issuance.

Foreign currency forwards

In order to limit our exposure to foreign currency exchange rate risk we generally hedge those commitments greater than $50,000 by using foreign currency exchange forward and option contracts that are denominated in currencies other than the functional currency of the subsidiary responsible for the commitment, typically the British pound, Canadian dollar, Singapore dollar, euro, Swedish krona, New Zealand dollar and Australian dollar. These contracts are designed to be effective hedges regardless of the direction or magnitude of any foreign currency exchange rate change, because they result in an equal and opposite income or cost stream that offsets the change in the value of the underlying commitment.

PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Pension Plans
PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS

Note 6 — Pension Plans

The components of net periodic pension cost (benefit) are as follows (in thousands):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Service cost	$276	$254	$136	$127
Interest cost	4,461	4,782	2,217	2,391
Expected return on plan assets	(5,834)	(5,046)	(2,900)	(2,523)
Amortization of actuarial loss	907	796	450	398
Administrative expenses	38	42	19	21
Net pension cost (benefit)	$(152)	$828	$(78)	$414

Note 14—Pension, profit sharing and other benefit plans

Deferred compensation plans

Deferred compensation includes amounts due under an arrangement in which participating members of management may elect to defer receiving payment for a portion of their compensation a minimum of five years, or until periods after their respective retirements. We accrue interest on deferred compensation at market rates, until such time as it is paid in full. For the year ended September 30, 2012, the average interest rate used to accrue interest on our deferred compensation was 2.0%.

Defined contribution plans

We have profit sharing and other defined contribution retirement plans that provide benefits for most U.S. employees. Certain of these plans require the company match a portion of eligible employee contributions up to specified limits. These plans also allow for additional company contributions at the discretion of the Board of Directors. In 2012, 2011, 2010 and 2009, more than half of our contributions to these plans were discretionary contributions. Effective October 1, 2010, we adopted a new defined contribution plan for European employees that were formerly eligible for the European defined benefit plan described below. Under this plan, the company matches a portion of the eligible employee contributions up to limits specified in the plan. Company contributions to defined contribution plans aggregated $18.6 million, $18.4 million, $15.9 million and $15.4 million in 2012, 2011, 2010 and 2009, respectively.

Defined benefit pension plans

Certain employees in the U.S. are covered by a noncontributory defined benefit pension plan for which benefits were frozen as of December 31, 2006 (curtailment). The effect of the U.S. plan curtailment is that no new benefits have been accrued after that date. Approximately one-half of our European employees are covered by a contributory defined benefit pension plan for which benefits were frozen as of September 30, 2010. Although the effect of the European plan curtailment is that no new benefits will accrue after September 30, 2010, the plan is a final pay plan, which means that benefits will be adjusted for increases in the salaries of participants until their retirement or departure from the company. U.S. and European employees hired subsequent to the dates of the curtailment of the respective plans are not eligible for participation in the defined benefit plans. In 2010 we recorded a loss on the curtailment of the European plan of $0.7 million, which is reflected in the following disclosures.

Our funding policy for the defined benefit pension plans provides that contributions will be at least equal to the minimum amounts mandated by statutory requirements. Based on our known requirements for the U.S. and U.K. plans, as of September 30, 2012, we expect to make contributions of approximately $4.0 million in 2013. September 30 is used as the measurement date for these plans.

The unrecognized amounts recorded in accumulated other comprehensive income (loss) will be subsequently recognized as net periodic pension cost, consistent with our historical accounting policy for amortizing those amounts. We will recognize actuarial gains and losses that arise in future periods and are not recognized as net periodic pension cost in those periods as increases or decreases in other comprehensive income (loss), net of tax, in the period they arise. We adjust actuarial gains and losses recognized in other comprehensive income (loss) as they are subsequently recognized as a component of net periodic pension cost. The unrecognized actuarial gain or loss included in accumulated other comprehensive income (loss) at September 30, 2012 and expected to be recognized in net pension cost during fiscal 2013 is a gain of $0.6 million ($0.4 million net of income tax). No plan assets are expected to be returned to us in 2013.

The projected benefit obligation, accumulated benefit obligation (ABO) and fair value of plan assets for the defined benefit pension plans in which the ABO was in excess of the fair value of plan assets were as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Projected benefit obligation	$215,706	$185,485	$183,551	$166,170
Accumulated benefit obligation	209,135	180,156	178,658	149,545
Fair value of plan assets	169,323	144,319	143,696	132,408

The following table sets forth changes in the projected benefit obligation and fair value of plan assets and the funded status for these defined benefit plans (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Change in benefit obligations:
Net benefit obligation at the beginning of the year	$185,485	$183,551	$166,170	$146,725
Service cost	508	550	4,167	2,614
Interest cost	9,565	9,387	9,121	9,759
Actuarial loss (gain)	22,761	(1,327)	9,309	16,275
Plan amendments	57	(712)	214	—
Participant contributions	—	—	1,210	1,124
Gross benefits paid	(5,928)	(5,236)	(5,562)	(5,197)
Foreign currency exchange rate changes	3,258	(728)	(1,078)	(5,130)

Net benefit obligation at the end of the year	215,706	185,485	183,551	166,170

Change in plan assets:
Fair value of plan assets at the beginning of the year	144,319	143,696	132,408	128,989
Actual return on plan assets	24,769	1,501	13,614	3,200
Employer contributions	4,354	5,352	3,374	9,500
Participant contributions	—	—	1,210	1,123
Gross benefits paid	(5,928)	(5,236)	(5,562)	(5,196)
Administrative expenses	(657)	(470)	(555)	(701)
Foreign currency exchange rate changes	2,466	(524)	(793)	(4,507)

Fair value of plan assets at the end of the year	169,323	144,319	143,696	132,408

Unfunded status of the plans	(46,383)	(41,166)	(39,855)	(33,762)
Unrecognized net actuarial loss	52,911	45,112	39,527	35,604

Net amount recognized	$6,528	$3,946	$(328)	$1,842

Amounts recognized in Accumulated OCI
Liability adjustment to OCI	$(52,911)	$(45,112)	$(39,527)	$(35,604)
Deferred tax asset	17,440	15,226	12,926	11,716

Accumulated other comprehensive loss	$(35,471)	$(29,886)	$(26,601)	$(23,888)

The components of net periodic pension cost were as follows (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Service cost	$508	$550	$4,167	$2,614
Interest cost	9,565	9,387	9,121	9,759
Expected return on plan assets	(10,091)	(9,979)	(9,334)	(9,569)
Amortization of actuarial loss	1,593	985	917	—
Curtailment charge	—	—	693	—
Administrative expenses	82	85	92	100

Net pension cost	$1,657	$1,028	$5,656	$2,904

	Years ended September 30,
	2012	2011	2010	2009

Weighted-average assumptions used to determine benefit obligation at September 30:
Discount rate	4.3%	5.2%	5.2%	5.6%
Rate of compensation increase	3.8%	4.3%	4.3%	4.5%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended September 30:
Discount rate	5.2%	5.2%	5.6%	7.3%
Expected return on plan assets	7.0%	7.0%	7.2%	7.8%
Rate of compensation increase	4.3%	4.3%	4.5%	4.8%

The long-term rate of return assumption represents the expected average rate of earnings on the funds invested or to be invested to provide for the benefits included in the benefit obligations. That assumption is determined based on a number of factors, including historical market index returns, the anticipated long-term asset allocation of the plans, historical plan return data, plan expenses, and the potential to outperform market index returns.

We have the responsibility to formulate the investment policies and strategies for the plans' assets. Our overall policies and strategies include: maintain the highest possible return commensurate with the level of assumed risk, and preserve benefit security for the plans' participants.

We do not direct the day-to-day operations and selection process of individual securities and investments and, accordingly, we have retained the professional services of investment management organizations to fulfill those tasks. The investment management organizations have investment discretion over the assets placed under their management. We provide each investment manager with specific investment guidelines by asset class.

The target ranges for each major category of the plans' assets at September 30, 2012 are as follows:

Asset category	Allocation range

Equity securities	40% to 75%
Debt securities	25% to 60%
Real estate and cash	0% to 10%

Our defined benefit pension plans invest in cash and cash equivalents, equity securities, fixed income securities, pooled separate accounts and common collective trusts. The following tables present the fair value of the assets of our defined benefit pension plans by asset category and their level within the fair value hierarchy (in thousands). See Note 5 for a description of each level within the fair value hierarchy.

All assets classified as Level 2 or Level 3 in the table below are invested in pooled separate accounts or common collective trusts which do not have publicly quoted prices. The fair value of the pooled separate accounts and common collective trusts are determined based on the net asset value of the underlying investments. The fair value of the underlying investments held by the pooled separate accounts and common collective trusts, other than real estate investments, is generally based upon quoted prices in active markets. The fair value of the underlying investments comprised of real estate properties is determined through an appraisal process which uses valuation methodologies including comparisons to similar real estate and discounting of income streams. For investments in the pooled separate accounts and common collective trusts categorized as Level 2 below, there are no restrictions on the ability of our benefit plans to sell these investments. The investments in pooled separate accounts categorized as Level 3 below may be restricted as to the ability of our benefit plans to sell these investments based upon the availability of cash in the investment holdings at any point in time.

	September 30, 2012				September 30, 2011				September 30, 2010				September 30, 2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cash equivalents	$—	$3,991	$—	$3,991	$—	$2,344	$—	$2,344	$—	$2,579	$—	$2,579	$—	$3,678	$—	$3,678
Equity:
U.S. equity securities	—	47,242	—	47,242	—	39,412	—	39,412	—	41,756	—	41,756	—	40,529	—	40,529
U.K. equity securities	—	38,542	—	38,542	—	31,248	—	31,248	—	30,580	—	30,580	—	26,939	—	26,939
Other foreign equity securities	—	26,715	—	26,715	—	22,444	—	22,444	—	22,625	—	22,625	—	20,343	—	20,343
Fixed Income:
U.S. treasury securities	—	13,647	—	13,647	—	14,679	—	14,679	—	15,509	—	15,509	—	14,848	—	14,848
U.K. treasury securities	—	3,412	—	3,412	—	5,948	—	5,948	—	5,659	—	5,659	—	4,636	—	4,636
Corporate debt securities	—	29,591	569	30,160		22,832	386	23,218	—	20,917	552	21,469	—	18,110	386	18,496
Real Estate	—	—	5,614	5,614	—	—	5,026	5,026	—	—	3,519	3,519	—	—	2,939	2,939

Total	$—	$163,140	$6,183	$169,323	$—	$138,907	$5,412	$144,319	$—	$139,625	$4,071	$143,696	$—	$129,083	$3,325	$132,408

The following table presents the changes in the fair value of plan assets categorized as Level 3 in the preceding table (in thousands):

Pooled separate accounts

Balance as of October 1, 2008	$7,881
Realized and unrealized losses, net	(3,121)
Purchases, sales and settlements, net	(1,435)

Balance as of September 30, 2009	3,325
Realized and unrealized gains, net	47
Purchases, sales and settlements, net	699

Balance as of September 30, 2010	4,071
Realized and unrealized gains, net	633
Purchases, sales and settlements, net	708

Balance as of September 30, 2011	5,412
Realized and unrealized gains, net	381
Purchases, sales and settlements, net	390

Balance as of September 30, 2012	$6,183

The pension plans held no positions in Cubic Corporation common stock as of September 30, 2012, 2011, 2010 and 2009.

We expect to pay the following pension benefit payments, which reflect expected future service, as appropriate, (in thousands):

2013	$6,893
2014	7,295
2015	7,730
2016	8,028
2017	8,487
2018-2022	49,988

OTHER COMPREHENSIVE INCOME	12 Months Ended
Sep. 30, 2012
Stockholders' Equity
OTHER COMPREHENSIVE INCOME

Note 15—Other comprehensive income

We present other comprehensive income (OCI) and its components in the statement of changes in shareholders' equity. Accumulated OCI (loss) consisted of the following (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Adjustment to pension liability	$(35,471)	$(29,886)	$(26,601)	$(23,888)
Foreign currency translation	18,104	7,416	8,666	9,534
Net unrealized (losses) gains from cash flow hedges	(3,781)	(4,023)	1,595	112

	$(21,148)	$(26,493)	$(16,340)	$(14,242)

The adjustment to the pension liability is shown net of a tax benefit of $17.4 million, $15.2 million, $12.9 million and $11.7 million at September 30, 2012, 2011, 2010 and 2009, respectively. Deferred income taxes are not recognized for translation-related temporary differences of foreign subsidiaries whose undistributed earnings are considered to be permanently invested.

LEGAL MATTERS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Legal Matters
LEGAL MATTERS

Note 12 — Legal Matters

In 1997, the Ministry of Defense for the Armed Forces of the Islamic Republic of Iran obtained a U.S. District Court judgment enforcing an arbitration award in its favor against us of $2.8 million, plus arbitration costs and interest related to a contract awarded to us by Iran in 1977. Both parties appealed to the 9th Circuit Court of Appeals. In December 2011, a decision was handed down upholding the arbitration award and requiring the district court to resolve outstanding issues related to the amount of interest to be paid and whether the plaintiff should be awarded attorney’s fees. Under a 1979 Presidential executive order, all transactions by U.S. citizens with Iran are prohibited; however, in April 2012 we received a license from the U.S. Treasury Department allowing us to remit the arbitration award and related post-judgment interest owed totaling $8.8 million to the U.S. District Court on April 18, 2012. We had recorded a liability for the judgment amount in periods prior to 2012 and had accrued interest through the date of the payment, so there was no impact on 2012 earnings related to this matter other than interest accrued of $0.2 million. Through September 30, 2012 we did not accrue a liability for any additional pre-judgment interest, as we were unable to estimate a probability of loss for these amounts. In January 2013, the District Court decided in favor of the plaintiff for pre-judgment interest totaling $0.6 million. This amount was recognized as expense in the first quarter of fiscal 2013. On February 15, 2013, this remaining sum was paid to the U.S. District Court, which we believe concluded our involvement in this matter.

In November 2011, we received a claim from a public transit authority customer which alleges that the authority incurred a loss of transit revenue due to the inappropriate and illegal actions of one of our former employees, who has plead guilty to the charges. This individual was employed to work on a contract we acquired in a business combination in 2009 and had allegedly been committing these illegal acts from almost two years prior to our acquisition of the contract, until his arrest in May 2011. The transit system was designed and installed by a company unrelated to us. The claim currently seeks recoupment from us of a total amount of $3.9 million for alleged lost revenue, fees and damages. In March 2012, the county superior court entered a default judgment against our former employee and others for $2.9 million based upon the estimated loss of revenue by the public transit authority customer. In the quarter ended March 31, 2012, we recorded an accrued cost of $2.9 million within general and administrative expense in the transportation systems segment based upon the court’s assessment of these losses. We have not recorded expense for any amount in excess of the $2.9 million through March 31, 2013 as no other loss is deemed probable. Insurance may cover all, or a portion, of any losses we could ultimately incur for this matter. However, any potential insurance proceeds will not be recognized in the financial statements until receipt of any such proceeds is assured.

We are not a party to any other material pending proceedings and we consider all other matters to be ordinary proceedings incidental to the business. We believe the outcome of these other proceedings will not have a materially adverse effect on our financial position, results of operations, or cash flows.

Note 16—Legal matters

In 1997, the Ministry of Defense for the Armed Forces of the Islamic Republic of Iran obtained a U.S. District Court judgment enforcing an arbitration award in its favor against us of $2.8 million, plus arbitration costs and interest related to a contract awarded to us by Iran in 1977. Both parties appealed to the 9th Circuit Court of Appeals. In December 2011, a decision was handed down upholding the arbitration award and requiring the district court to resolve outstanding issues related to the amount of interest to be paid and whether the plaintiff should be awarded attorney's fees. Under a 1979 Presidential executive order, all transactions by United States citizens with Iran are prohibited; however, in April 2012 we received a license from the U.S. Treasury Department allowing us to remit the arbitration award and related post-judgment interest owed totaling $8.8 million to the U.S. District Court on April 18, 2012. We had recorded a liability for the judgment amount in periods prior to 2012 and had accrued interest through the date of the payment, so there was no impact on 2012 earnings related to this matter other than interest accrued of $0.2 million. We are unable to determine whether the U.S. District Court will award additional pre-judgment interest, which the plaintiff has asserted should be $1.4 million, or reimbursement to the plaintiff for attorney's fees amounting to $0.1 million, because these are discretionary with the court. Therefore, we have not recorded a liability for these amounts as of September 30, 2012. The District Court heard argument from both parties on September 24, 2012 and we are awaiting their decision.

In November 2011, we received a claim from a public transit authority customer which alleges that the authority incurred a loss of transit revenue due to the inappropriate and illegal actions of one of our former employees, who has plead guilty to the charges. This individual was employed to work on a contract we acquired in a business combination in 2009 and had allegedly been committing these illegal acts from almost two years prior to our acquisition of the contract, until his arrest in May 2011. The transit system was designed and installed by a company unrelated to us. The claim seeks recoupment from us of the alleged lost revenue and an unspecified amount of fees and damages. In March 2012, the county superior court entered a default judgment against our former employee and others for $2.9 million based upon the estimated loss of revenue by the public transit authority customer. In the quarter ended March 31, 2012, we recorded an accrued cost of $2.9 million within general and administrative expense in the transportation systems segment based upon the court's assessment of these losses. We are currently unable to estimate the amount of any other fees or damages related to this matter in excess of the amount that has been recorded through September 30, 2012. Insurance may cover all, or a portion, of any losses we could ultimately incur for this matter. However, any potential insurance proceeds are treated as a gain contingency and will not be recognized in the financial statements until receipt of any such proceeds is assured.

We are not a party to any other material pending proceedings and we consider all other matters to be ordinary proceedings incidental to the business. We believe the outcome of these other proceedings will not have a materially adverse effect on our financial position, results of operations, or cash flows.

BUSINESS SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Segment Information
BUSINESS SEGMENT INFORMATION

Note 11 — Segment Information

Business segment financial data is as follows (in millions):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Sales:
Transportation Systems	$257.4	$257.5	$138.8	$131.7
Mission Support Services	235.6	234.4	122.2	126.9
Defense Systems	184.4	164.0	103.2	80.7
Other	0.3	0.5	0.1	0.3
Total sales	$677.7	$656.4	$364.3	$339.6

Operating income (loss):
Transportation Systems	$45.4	$41.3	$32.2	$23.4
Mission Support Services	7.8	9.1	3.6	4.6
Defense Systems	1.5	12.1	0.3	6.1
Unallocated corporate expenses and other	(1.8)	(2.2)	(1.5)	(1.6)
Total operating income	$52.9	$60.3	$34.6	$32.5

Depreciation and amortization:
Transportation Systems	$1.5	$1.7	$1.0	$0.8
Mission Support Services	6.5	6.5	3.4	3.0
Defense Systems	2.9	2.5	2.1	1.3
Other	0.7	0.6	0.4	0.4
Total depreciation and amortization	$11.6	$11.3	$6.9	$5.5

Changes in estimates on contracts for which revenue is recognized using the cost-to-cost-percentage-of-completion method increased operating profit by approximately $3.1 million and $7.1 million in the three months ended March 31, 2013 and March 31, 2012, respectively and increased operating profit by approximately $3.6 million and $7.8 million for the six months ended March 31, 2013 and March 31, 2012, respectively. These adjustments increased net income by approximately $2.5 million ($0.10 per share) and $4.9 million ($0.19 per share) in the three months ended March 31, 2013 and March 31, 2012, respectively, and increased net income by approximately $3.1 million ($0.12 per share) and $5.4 million ($0.20 per share) in the six months ended March 31, 2013 and March 31, 2012, respectively.

Certain of our transportation systems service contracts contain service level or system usage incentives, for which we recognize revenues when the incentive award is fixed or determinable. These contract incentives are generally based upon monthly service levels or monthly performance and become fixed or determinable on a monthly basis. However, one of our transportation systems service contracts contains annual system usage incentives which are based upon system usage compared to annual baseline amounts. For this contract the annual system usage incentives are not considered fixed or determinable until the end of the contract year for which the incentives are measured, which falls within the second quarter of our fiscal year. During the quarters ended March 31, 2013 and 2012 we recognized sales of $13.2 million and $12.2 million, respectively related to annual system usage incentives on this transportation contract which resulted in additional operating income of the same amounts in these respective periods.

In March 2013, our CDS business implemented a restructuring plan to reduce global employee headcount by approximately 150 in order to rebalance our resources with work levels that have declined due to recent delays in contract awards and contract funding. CDS incurred a resulting restructuring charge of $6.1 million in the second quarter of fiscal 2013. The total costs of the restructuring plan are not expected to be significantly greater than the charges incurred to date.

The following table presents a rollforward of our restructuring liability as of March 31, 2013, which is included within accrued compensation and other current liabilities within our Condensed Consolidated Balance Sheets (in millions):

Restructuring Liability
Employee Separation

Liability as of December 31, 2012	$—
Accrued costs	6.1
Cash payments	(0.5)
Liability as of March 31, 2013	$5.6

Certain restructuring costs are based upon estimates. Actual amounts paid may ultimately differ from these estimates. If additional costs are incurred or recognized amounts exceed costs, such changes in estimates will be recognized when incurred.

Note 17—Business segment information

We have three primary business segments: Cubic Transportation Systems (CTS), Cubic Defense Systems (CDS) and Mission Support Services (MSS). CTS designs, produces, installs and services electronic revenue collection systems for mass transit projects, including railways and buses. CDS performs work under U.S. and foreign government contracts relating to electronic defense systems and equipment. Products include customized military range instrumentation, laser based training systems, virtual simulation systems, communications products including datalinks, power amplifiers, avionics systems, multi-band communication tracking devices, and cross domain hardware solutions to address multi-level security requirements. MSS provides training, operations, intelligence, maintenance, technical and other services to the U.S. government and allied nations.

We evaluate performance and allocate resources based on total segment operating profit or loss. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Intersegment sales and transfers are immaterial and are eliminated in consolidation.

Our reportable segments are business units that offer different products and services and are each managed separately. Operating results for each segment are reported separately to senior corporate management to make decisions as to the allocation of corporate resources and to assess performance.

Business segment financial data is as follows (in millions):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Sales:
Transportation Systems	$513.6	$427.1	$383.0	$314.3
Defense Systems	375.4	390.7	368.2	287.5
Mission Support Services	491.4	476.5	444.9	420.6
Other	1.1	1.3	2.1	3.5

Total sales	$1,381.5	$1,295.6	$1,198.2	$1,025.9

Operating income:
Transportation Systems	$76.3	$66.9	$51.8	56.4
Defense Systems	34.6	29.8	31.6	19.9
Mission Support Services	21.9	23.9	27.9	25.9
Unallocated corporate expenses and other	(4.8)	(7.1)	(4.7)	(6.3)

Total operating income	$128.0	$113.5	$106.6	$95.9

Assets:
Transportation Systems	$269.9	$169.8	$163.1	$173.1
Defense Systems	122.5	144.0	161.7	162.7
Mission Support Services	212.8	213.0	124.1	141.2
Corporate and other	421.1	439.7	422.6	286.6

Total assets	$1,026.3	$966.5	$871.5	$763.6

Depreciation and amortization:
Transportation Systems	$3.7	$3.6	$3.5	$2.4
Defense Systems	5.5	5.4	4.8	6.0
Mission Support Services	12.5	12.3	5.2	6.2
Corporate and other	1.2	1.0	1.0	1.0

Total depreciation and amortization	$22.9	$22.3	$14.5	$15.6

Expenditures for long-lived assets:
Transportation Systems	$2.7	$2.2	$1.8	$1.2
Defense Systems	8.9	5.5	4.4	3.3
Mission Support Services	1.1	0.3	0.3	—
Corporate and other	1.5	0.7	0.4	0.8

Total expenditures for long-lived assets	$14.2	$8.7	$6.9	$5.3

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Geographic Information:
Sales(a):
United States	$729.5	$754.0	$790.9	$654.6
United Kingdom	273.1	244.0	200.3	196.9
Canada	54.9	27.5	9.4	18.7
Australia	182.5	101.1	56.3	41.3
Middle East	30.8	35.4	27.9	19.2
Far East	56.4	82.7	85.5	63.9
Other	47.1	50.9	27.9	31.3

Total sales	$1,381.5	$1,295.6	$1,198.2	$1,025.9
Long-lived assets, net:
United States	$42.4	$40.5	$41.3	$43.7
United Kingdom	9.5	9.1	9.5	10.2
Other foreign countries	6.1	2.9	2.2	2.0

Total long-lived assets, net	$58.0	$52.5	$53.0	$55.9

(a)   Sales are attributed to countries or regions based on the location of product or service delivery to customers.

MSS and CDS segment sales include $685.5 million, $728.2 million, $679.4 million and $608.4 million in 2012, 2011, 2010 and 2009, respectively, of sales to U.S. government agencies. CTS segment sales include $178.7 million, $170.2 million, $144.2 million and $115.2 million in 2012, 2011, 2010 and 2009, respectively, of sales under various contracts with our customer, TfL. No other customer accounts for 10% or more of our revenues for any periods presented.

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Sep. 30, 2012
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Note 18—Summary of quarterly results of operations (unaudited)

The following is a summary of our quarterly results of operations for the years ended September 30, 2012 and 2011:

	Three months ended
Fiscal 2012 (in thousands, except per share data)					Year ended September 30
	September 30	June 30	March 31	December 31

			(As restated)	(As restated)
Net sales	$359,687	$365,397	$339,645	$316,766	$1,381,495
Operating income	29,142	38,586	32,540	27,754	128,022
Net income attributable to Cubic	21,088	26,721	23,397	20,694	91,900
Net income per share	0.79	1.00	0.88	0.77	3.44

	Three months ended
Fiscal 2011 (in thousands, except per share data)					Year ended September 30
	September 30	June 30	March 31	December 31

	(As restated)	(As restated)	(As restated)	(As restated)	(As restated)
Net sales	$343,021	$322,787	$347,889	$281,884	$1,295,581
Operating income	19,688	27,790	40,610	25,420	113,508
Net income attributable to Cubic	14,625	22,050	28,785	18,134	83,594
Net income per share	0.55	0.82	1.08	0.68	3.13

The following tables present the effects of adjustments made to our previously reported unaudited consolidated quarterly financial information for the quarters ended March 31, 2012, December 31, 2011, and each of the quarters in the years ended September 30, 2011. For further information regarding these adjustments, see Note 2.

For the three month periods ended September 30, 2011, and June 30, 2011, $5.0 million and $8.9 million, respectively, of costs were erroneously classified as product costs. As such, these costs were reclassified to service costs in the following tables.

	Consolidated statement of income Three months ended September 30, 2011
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$177,762	$(4,582)	$3,733	$(4,834)	$172,079
Services	169,148	(3,690)	650	4,834	170,942

	346,910	(8,272)	4,383	—	343,021
Costs and expenses:
Products	127,070	2,048	2,978	(9,907)	122,189
Services	134,285	505	646	9,021	144,457
Selling, general and administrative	43,724	—	550	886	45,160
Research and development	7,453	—	—	—	7,453
Amortization of purchased intangibles	4,074	—	—	—	4,074

	316,606	2,553	4,174	—	323,333

Operating income	30,304	(10,825)	209	—	19,688
Other income (expense):
Interest and dividend income	839	—	—	—	839
Interest expense	(306)	—	—	—	(306)
Other income (expense)—net	3,681	(48)	(1,509)	—	2,124

Income before income taxes	34,518	(10,873)	(1,300)	—	22,345
Income taxes	10,369	(3,028)	330	—	7,671

Net income	24,149	(7,845)	(1,630)	—	14,674
Less noncontrolling interest in income of VIE	49	—	—	—	49

Net income attributable to Cubic	$24,100	$(7,845)	$(1,630)	$—	$14,625

Basic and diluted net income per common share	$0.90	$(0.29)	$(0.06)	$—	$0.55

Average number of common shares outstanding	26,736	—	—	—	26,736

	Consolidated statement of income Three months ended June 30, 2011
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$148,441	$(3,037)	$321	$(3,670)	$142,055
Services	171,464	5,598	—	3,670	180,732

	319,905	2,561	321	—	322,787
Costs and expenses:
Products	114,325	487	722	(14,048)	101,486
Services	131,424	341	—	13,227	144,992
Selling, general and administrative	36,831	—	329	821	37,981
Research and development	6,281	—	—	—	6,281
Amortization of purchased intangibles	4,257	—	—	—	4,257

	293,118	828	1,051	—	294,997

Operating income	26,787	1,733	(730)	—	27,790
Other income (expense):
Interest and dividend income	490	—	—	—	490
Interest expense	(374)	—	—	—	(374)
Other income (expense)—net	767	(44)	509	—	1,232

Income before income taxes	27,670	1,689	(221)	—	29,138
Income taxes	6,800	443	(211)	—	7,032

Net income	20,870	1,246	(10)	—	22,106
Less noncontrolling interest in income of VIE	56	—	—	—	56

Net income attributable to Cubic	$20,814	$1,246	$(10)	$—	$22,050

Basic and diluted net income per common share	$0.78	$0.05	$—	$—	$0.82

Average number of common shares outstanding	26,736	—	—	—	26,736

	Consolidated statement of income Three months ended March 31, 2012					Consolidated statement of income Three months ended March 31, 2011
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$157,630	$(2,026)	$172	$—	$155,776	$157,350	$(2,052)	$82	$—	$155,380
Services	183,364	505	—	—	183,869	176,618	15,891	—	—	192,509

	340,994	(1,521)	172	—	339,645	333,968	13,839	82	—	347,889
Costs and expenses:
Products	106,679	435	370	(800)	106,684	106,510	928	(86)	(539)	106,813
Services	145,787	(145)	—	—	145,642	152,453	(84)	—	—	152,369
Selling, general and administrative	43,029	—	(790)	800	43,039	37,377	—	598	539	38,514
Research and development	8,072	—	—	—	8,072	5,271	—	—	—	5,271
Amortization of purchased intangibles	3,668	—	—	—	3,668	4,312	—	—	—	4,312

	307,235	290	(420)	—	307,105	305,923	844	512	—	307,279

Operating income	33,759	(1,811)	592	—	32,540	28,045	12,995	(430)	—	40,610
Other income (expense):
Interest and dividend income	964	—	—	—	964	375	—	—	—	375
Interest expense	(331)	—	—	—	(331)	(374)	—	—	—	(374)
Other income (expense)—net	12	(55)	165	—	122	(16)	(39)	(431)	—	(486)

Income before income taxes	34,404	(1,866)	757	—	33,295	28,030	12,956	(861)	—	40,125
Income taxes	10,100	(678)	425	—	9,847	8,000	3,487	(231)	—	11,256

Net income	24,304	(1,188)	332	—	23,448	20,030	9,469	(630)	—	28,869
Less noncontrolling interest in income of VIE	51	—	—	—	51	84	—	—	—	84

Net income attributable to Cubic	$24,253	$(1,188)	$332	$—	$23,397	$19,946	$9,469	$(630)	$—	$28,785

Basic and diluted net income per common share	$0.91	$(0.04)	$0.01	$—	$0.88	$0.75	$0.35	$(0.02)	$—	$1.08

Average number of common shares outstanding	26,736	—	—	—	26,736	26,736	—	—	—	26,736

	Consolidated statement of income Three months ended December 31, 2011					Consolidated statement of income Three months ended December 31, 2010
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$157,312	$(3,153)	$(849)	$—	$153,310	$135,371	$(1,173)	$(2,779)	$—	$131,419
Services	161,435	2,671	(650)	—	163,456	149,049	1,416	—	—	150,465

	318,747	(482)	(1,499)	—	316,766	284,420	243	(2,779)	—	281,884
Costs and expenses:
Products	114,751	434	(954)	(782)	113,449	90,087	701	(2,567)	(430)	87,791
Services	132,243	(189)	(646)	—	131,408	121,811	433	—	—	122,244
Selling, general and administrative	34,637	—	(199)	782	35,220	37,030	—	676	430	38,136
Research and development	4,896	—	—	—	4,896	6,255	—	—	—	6,255
Amortization of purchased intangibles	4,039	—	—	—	4,039	2,038	—	—	—	2,038

	290,566	245	(1,799)	—	289,012	257,221	1,134	(1,891)	—	256,464

Operating income	28,181	(727)	300	—	27,754	27,199	(891)	(888)	—	25,420
Other income (expense):
Interest and dividend income	762	—	—	—	762	864	—	—	—	864
Interest expense	(347)	—	—	—	(347)	(407)	—	—	—	(407)
Other income (expense)—net	1,691	(51)	(717)	—	923	(227)	(40)	(941)	—	(1,208)

Income before income taxes	30,287	(778)	(417)	—	29,092	27,429	(931)	(1,829)	—	24,669
Income taxes	8,800	(338)	(109)	—	8,353	7,400	(382)	(604)	—	6,414

Net income	21,487	(440)	(308)	—	20,739	20,029	(549)	(1,225)	—	18,255
Less noncontrolling interest in income of VIE	45	—	—	—	45	121	—	—	—	121

Net income attributable to Cubic	$21,442	$(440)	$(308)	$—	$20,694	$19,908	$(549)	$(1,225)	$—	$18,134

Basic and diluted net income per common share	$0.80	$(0.02)	$(0.01)	$—	$0.77	$0.74	$(0.02)	$(0.05)	$—	$0.68

Average number of common shares outstanding	26,736	—	—	—	26,736	26,736	—	—	—	26,736

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Basis for Presentation
Organization and Nature of the Business
Organization and nature of the business:    We design, develop and manufacture products which are mainly electronic in nature, provide government services and services related to products previously produced by us and others. Our principal lines of business are defense systems, defense services and transportation fare collection systems and services. Our principal customers for defense products and services are the United States and foreign governments. Our transportation fare collection systems and services are sold primarily to large local government agencies worldwide.

Principles of Consolidation
Principles of consolidation:    The consolidated financial statements include the accounts of Cubic Corporation, its majority-owned subsidiaries and, as of March 5, 2010, its 50% owned variable interest entity, Transaction Systems Limited (TranSys). We consolidate variable interest entities (VIE) when we determine that Cubic is the primary beneficiary of the VIE. All significant intercompany balances and transactions have been eliminated in consolidation. The consolidation of foreign subsidiaries requires translation of their assets and liabilities into U.S. dollars at year-end exchange rates. We translate our statements of income and cash flows at the average exchange rates for each year. Transaction gains on advances to foreign subsidiaries amounted to $1.1 million, $0.1 million, $0.8 million and $1.8 million in 2012, 2011, 2010 and 2009, respectively.

Cash Equivalents		Cash equivalents: We consider highly liquid investments with maturity of three months or less when purchased to be cash equivalents.
Concentration of Credit Risk
Concentration of credit risk:    We have established guidelines pursuant to which our cash and cash equivalents are diversified among various money market instruments and investment funds. These guidelines emphasize the preservation of capital by requiring minimum credit ratings assigned by established credit organizations. We achieve diversification by specifying maximum investments in each instrument type and issuer. The majority of these investments are not on deposit in federally insured accounts.

Short-term Investments
Short-term investments:    Short-term investments include marketable U.S. government agency securities and pre-refunded tax exempt bonds that may be purchased at a discount or premium, may have callable options, and are categorized as available-for-sale securities. We record short-term investments at fair value and we record any net differences between fair market value and cost in accumulated other comprehensive income (loss) on the consolidated balance sheets.

Accounts Receivable
Accounts receivable:    Receivables consist primarily of amounts due from U.S. and foreign governments for defense products and services and local government agencies for transportation systems. Due to the nature of our customers, we generally do not require collateral. We have limited exposure to credit risk as we have historically collected substantially all of our receivables from government agencies. We generally require no allowance for doubtful accounts for these customers.

Inventories
Inventories:    We state our inventories at the lower of cost or market. We determine cost using the first-in, first-out (FIFO) method, which approximates current replacement cost. We value our work in process at the actual production and engineering costs incurred to date, including applicable overhead. For contracts with the U.S. government our work in process also includes general and administrative costs. Any inventoried costs in excess of estimated realizable value are immediately charged to cost of sales. Where contracts include advances, performance-based payments and progress payments, we reflect the advances as an offset against any related inventory balances.

Long-term capitalized costs
Long-term capitalized contract costs:    Long-term capitalized contract costs include costs incurred on a contract to develop and manufacture a transportation fare system for a customer for which revenue will not be recognized until delivery of the system.

Property, Plant and Equipment
Property, plant and equipment:    We carry property, plant and equipment at cost. We provide depreciation in amounts sufficient to amortize the cost of the depreciable assets over their estimated useful lives. Generally, we use straight-line methods for depreciable real property over estimated useful lives or the term of the underlying lease for leasehold improvements. We use accelerated methods (declining balance and sum-of-the-years-digits) for machinery and equipment over their estimated useful lives.

Goodwill and Purchased Intangibles
Goodwill and purchased intangibles:    We evaluate goodwill for potential impairment annually as of July 1, or when circumstances indicate that the carrying value may not be recoverable. The test is performed by comparing the fair value of a reporting unit to its carrying value, including recorded goodwill. If the carrying value exceeds the fair value, we would measure impairment by comparing the implied fair value of goodwill to its carrying value, and any impairment determined would be recorded in the current period. To date there has been no impairment of our recorded goodwill. Our purchased intangible assets are subject to amortization and we use a combination of straight-line and accelerated methods, based on the expected cash flows from the assets.

Impairment of Long-Lived Assets
Impairment of long-lived assets:    We generally evaluate the carrying values of long-lived assets other than goodwill for impairment only if events or changes in facts and circumstances indicate that carrying values may not be recoverable. If we determined there was any impairment, we would measure it by comparing the fair value of the related asset to its carrying value and record the difference in the current period. Fair value is generally determined by identifying estimated discounted cash flows to be generated by those assets. We have not recorded any material impairments for the years ended September 30, 2012, 2011, 2010 and 2009.

Customer Advances
Customer advances:    We receive advances, performance-based payments and progress payments from customers that may exceed revenues recognized on certain contracts, including contracts with agencies of the U.S. government. We classify such advances, other than those reflected as a reduction of receivables or inventories, as current liabilities.

Contingencies
Contingencies:    We establish reserves for loss contingencies when, in the opinion of management, the likelihood of liability is probable and the extent of such liability is reasonably estimable. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, our defenses and our experience in similar cases or proceedings as well as our assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. We may increase or decrease our legal reserves in the future, on a matter-by-matter basis, to account for developments in such matters.

Derivative Financial Instruments
Derivative financial instruments:    All derivatives are recorded at fair value, however, the classification of gains and losses resulting from changes in the fair values of derivatives are dependent on the intended use of the derivative and its resulting designation. If a derivative is designated as a fair value hedge, then a change in the fair value of the derivative is offset against the change in the fair value of the underlying hedged item and only the ineffective portion of the hedge, if any, is recognized in cost of sales. If a derivative is designated as a cash flow hedge, then the effective portion of a change in the fair value of the derivative is recognized as a component of accumulated other comprehensive income until the underlying hedged item is recognized in cost of sales, or the forecasted transaction is no longer probable of occurring. If a derivative does not qualify as a highly effective hedge, a change in fair value is immediately recognized in earnings. We formally document hedging relationships for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions.

Defined Benefit Pension Plans
Defined benefit pension plans:    Some of our employees are covered by defined benefit pension plans. The net periodic cost of our plans is determined using several actuarial assumptions, the most significant of which are the discount rate and the long-term rate of return on plan assets. We recognize on a plan-by-plan basis the funded status of our defined benefit pension plans as either an asset or liability on our balance sheets, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax, in shareholders' equity. The funded status is measured as the difference between the fair value of the plan assets and the benefit obligation of the plan.

Research and Development
Research and development:    We record the cost of company sponsored research and development (R&D) activities as the expenses are incurred. The cost of product development activities incurred in connection with the performance of work on our contracts is included in cost of sales as they are directly related to contract performance.

Revenue Recognition

Revenue recognition.

We generate revenue from the sale of products such as mass transit fare collection systems, air and ground combat training systems, and secure communications products. We provide services such as specialized military training exercises, including live, virtual and constructive training exercises and support, and we operate and maintain fare systems for mass transit customers. We classify sales as products or services in our Consolidated Statements of Income based on the attributes of the underlying contracts.

We recognize sales and profits under our long-term fixed-price contracts, which generally require a significant amount of development effort in relation to total contract value, using the cost-to-cost percentage-of-completion method of accounting. We record sales and profits based on the ratio of contract costs incurred to estimated total contract costs at completion. Contract costs include material, labor and subcontracting costs, as well as an allocation of indirect costs. For contracts with the U.S. federal government, general and administrative costs are included in contract costs; however, general and administrative costs are not considered contract costs for any other customers. Costs are recognized as incurred for contracts accounted for under the cost-to-cost percentage-of-completion method.

For certain other long-term, fixed price production contracts not requiring substantial development effort we use the units-of-delivery percentage-of-completion method as the basis to measure progress toward completing the contract and recognizing sales. The units-of delivery measure recognizes revenues as deliveries are made to the customer generally using unit sales values in accordance with the contract terms. Costs of sales are recorded as deliveries are made. We estimate profit as the difference between total estimated revenue and total estimated cost of a contract and recognize that profit over the life of the contract based on deliveries.

For long-term fixed price contracts, we only include amounts representing contract change orders, claims or other items in the contract value when they can be reliably estimated and we consider realization probable. Changes in estimates of sales, costs and profits are recognized using the cumulative catch-up method of accounting. This method recognizes in the current period the cumulative effect of the changes on current and prior periods. A significant change in one or more of these estimates could have a material effect on our consolidated financial position or results of operations.

We record sales under cost-reimbursement-type contracts as we incur the costs. The Federal Acquisition Regulations provide guidance on the types of costs that we will be reimbursed in establishing the contract price. We consider incentives or penalties and awards applicable to performance on contracts in estimating sales and profits, and record them when there is sufficient information to assess anticipated contract performance. We do not recognize incentive provisions that increase or decrease earnings based solely on a single significant event until the event occurs.

We occasionally enter into contracts that include multiple deliverables such as the construction or upgrade of a system and subsequent services to operate and maintain the delivered system. For multiple element contracts that were entered prior to October 1, 2009, a delivered item was considered a separate unit of accounting when it had value to the customer on a standalone basis and there was objective and reliable evidence of the fair value of the undelivered items. For contracts where we are unable to conclude there were separate units of accounting, we combine the deliverables and recognize revenue once the final item has been delivered or, if the final element is a service, over the period of performance.

We elected to adopt authoritative accounting guidance for multiple-element arrangements effective October 1, 2009 on a prospective basis. This guidance affected the accounting conclusion as to whether a deliverable under a contract is considered a separate unit of accounting, and also affected the method that is used to allocate arrangement consideration to each separate unit of accounting. The new guidance eliminates the requirement for objective and reliable evidence of fair value to exist for the undelivered items in order for a delivered item to be treated as a separate unit of accounting. The new guidance also requires arrangement consideration to be allocated at the inception of the arrangement to all deliverables using the relative-selling-price method and eliminates the use of the residual method of allocation. Under the relative-selling-price method, the selling price for each deliverable is determined using vendor specific objective evidence (VSOE) of selling price or third-party evidence of selling price if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists for a deliverable, which is typically the case for our contracts, the guidance requires us to determine the best estimate of the selling price, which is the price at which we would sell the deliverable if it were sold on a standalone basis. In estimating the selling price of the deliverable on a standalone basis, we consider our overall pricing models and objectives, including the factors we contemplate in negotiating our contracts with our customers. The pricing models and objectives that we use are generally based upon a cost-plus margin approach, with the estimated margin based in part on qualitative factors such as perceived customer pricing sensitivity and competitive pressures.

Once the contract value is allocated to the separate deliverables under a multiple-element arrangement, revenue recognition guidance relevant to each contractual element is followed. For example, for the long-term construction portion of a contract we use the percentage-of completion method and for the services portion we recognize the service revenues on a straight-line basis over the contractual service period or based on measurable units of work performed or incentives earned. Revenue under our service contracts with the U.S. government is recorded under the cost-to cost percentage-of-completion method. Award fees and incentives related to performance under these service contracts are accrued during the performance of the contract based on our historical experience and estimates of success with such awards.

Revenue under contracts for services other than those with the U.S. government and those associated with design, development, or production activities is recognized either as services are performed or when a contractually required event has occurred, depending on the contract. For such contracts that contain measurable units of work performed we recognize sales when the units of work are completed. Certain of our transportation systems service contracts contain service level or system usage incentives, for which we recognize revenues when the incentive award is fixed or determinable. These contract incentives are generally based upon monthly service levels or monthly performance and become fixed or determinable on a monthly basis. However, one of our transportation systems service contracts contains annual system usage incentives which are based upon system usage compared to annual baseline amounts. For this contract the annual system usage incentives are not considered fixed or determinable until the end of the contract year for which the incentives are measured, which falls within the second quarter of our fiscal year. Revenue under such contracts that do not contain measurable units of work performed, which is generally the case for our service contracts, is recognized on a straight-line basis over the contractual service period, unless evidence suggests that the revenue is earned, or obligations fulfilled, in a different manner. Costs incurred under these services contracts are expensed as incurred.

We make provisions in the current period to fully recognize any anticipated losses on contracts. If we receive cash on a contract prior to revenue recognition or in excess of inventoried costs, we classify it as a customer advance on the balance sheet.

Revenue recognition:    We generate revenue from the sale of products such as mass transit fare collection systems, air and ground combat training systems, and secure communications products. We provide services such as specialized military training exercises, including live, virtual and constructive training exercises and support, and we operate and maintain fare systems for mass transit customers. We classify sales as products or services in our Consolidated Statements of Income based on the attributes of the underlying contracts.

We recognize sales and profits under our long-term fixed-price contracts, which generally require a significant amount of development effort in relation to total contract value, using the cost-to-cost percentage-of-completion method of accounting. We record sales and profits based on the ratio of contract costs incurred to estimated total contract costs at completion. Contract costs include material, labor and subcontracting costs, as well as an allocation of indirect costs. For contracts with the U.S. federal government, general and administrative costs are included in contract costs; however, general and administrative costs are not considered contract costs for any other customers. Cost are recognized as incurred for contracts accounted for under the cost-to-cost percentage-of-completion method.

For certain other long-term, fixed price production contracts not requiring substantial development effort we use the units-of-delivery percentage-of-completion method as the basis to measure progress toward completing the contract and recognizing sales. The units-of-delivery measure recognizes revenues as deliveries are made to the customer generally using unit sales values in accordance with the contract terms. Costs of sales are recorded as deliveries are made. We estimate profit as the difference between total estimated revenue and total estimated cost of a contract and recognize that profit over the life of the contract based on deliveries.

For long-term fixed price contracts, we only include amounts representing contract change orders, claims or other items in the contract value when they can be reliably estimated and we consider realization probable. Changes in estimates of sales, costs and profits are recognized using the cumulative catch-up method of accounting. This method recognizes in the current period the cumulative effect of the changes on current and prior periods. A significant change in one or more of these estimates could have a material effect on our consolidated financial position or results of operations.

Changes in estimates on contracts for which revenue is recognized using the cost-to-cost percentage-of-completion method increased operating profit by approximately $17.5 million in 2012, $17.0 million in 2011, $8.8 million in 2010, and $3.6 million in 2009. These adjustments increased net income by approximately $12.0 million ($0.45 per share) in 2012, $11.5 million ($0.43 per share) in 2011, $5.8 million ($0.22 per share) in 2010, and $2.7 million ($0.10 per share) in 2009.

We record sales under cost-reimbursement-type contracts as we incur the costs. The Federal Acquisition Regulations provide guidance on the types of costs that we will be reimbursed in establishing the contract price. We consider incentives or penalties and awards applicable to performance on contracts in estimating sales and profits, and record them when there is sufficient information to assess anticipated contract performance. We do not recognize incentive provisions that increase or decrease earnings based solely on a single significant event until the event occurs.

We occasionally enter into contracts that include multiple deliverables such as the construction or upgrade of a system and subsequent services to operate and maintain the delivered system. For multiple element contracts that were entered prior to October 1, 2009, a delivered item was considered a separate unit of accounting when it had value to the customer on a stand-alone basis and there was objective and reliable evidence of the fair value of the undelivered items. For contracts where we are unable to conclude there were separate units of accounting, we combine the deliverables and recognize revenue once the final item has been delivered or, if the final element is a service, over the period of performance.

We elected to adopt authoritative accounting guidance for multiple-element arrangements effective October 1, 2009 on a prospective basis. This guidance affected the accounting conclusion as to whether a deliverable under a contract is considered a separate unit of accounting, and also affected the method that is used to allocate arrangement consideration to each separate unit of accounting. The new guidance eliminates the requirement for objective and reliable evidence of fair value to exist for the undelivered items in order for a delivered item to be treated as a separate unit of accounting. The new guidance also requires arrangement consideration to be allocated at the inception of the arrangement to all deliverables using the relative-selling-price method and eliminates the use of the residual method of allocation. Under the relative-selling-price method, the selling price for each deliverable is determined using vendor specific objective evidence (VSOE) of selling price or third-party evidence of selling price if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists for a deliverable, which is typically the case for our contracts, the guidance requires us to determine the best estimate of the selling price, which is the price at which we would sell the deliverable if it were sold on a standalone basis. In estimating the selling price of the deliverable on a standalone basis, we consider our overall pricing models and objectives, including the factors we contemplate in negotiating our contracts with our customers. The pricing models and objectives that we use are generally based upon a cost-plus margin approach, with the estimated margin based in part on qualitative factors such as perceived customer pricing sensitivity and competitive pressures.

Once the contract value is allocated to the separate deliverables under a multiple-element arrangement, revenue recognition guidance relevant to each contractual element is followed. For example, for the long-term construction portion of a contract we use the percentage-of-completion method and for the services portion we recognize the service revenues on a straight-line basis over the contractual service period or based on measurable units of work performed or incentives earned.

Revenue under our service contracts with the U. S. government is recorded under the cost-to-cost percentage-of-completion method. Award fees and incentives related to performance under these service contracts are accrued during the performance of the contract based on our historical experience and estimates of success with such awards.

Revenue under contracts for services other than those with the U. S. government and those associated with design, development, or production activities is recognized either as services are performed or when a contractually required event has occurred, depending on the contract. For such contracts that contain measurable units of work performed we recognize sales when the units of work are completed. Certain of our transportation systems service contracts contain service level or system usage incentives, for which we recognize revenues when the incentive award is fixed or determinable. These contract incentives are generally based upon monthly service levels or monthly performance and become fixed or determinable on a monthly basis. However, one of our transportation systems service contracts contains annual system usage incentives which are based upon system usage compared to annual baseline amounts. For this contract the annual system usage incentives are not considered fixed or determinable until the end of the contract year for which the incentives are measured, which falls within the second quarter of our fiscal year. Revenue under such contracts that do not contain measurable units of work performed, which is generally the case for our service contracts, is recognized on a straight-line basis over the contractual service period, unless evidence suggests that the revenue is earned, or obligations fulfilled, in a different manner. Costs incurred under these services contracts are expensed as incurred.

We make provisions in the current period to fully recognize any anticipated losses on contracts. If we receive cash on a contract prior to revenue recognition or in excess of inventoried costs, we classify it as a customer advance on the balance sheet.

Other Income (Expense)		Other income (expense): We hold U.S. dollar denominated investments at our wholly-owned subsidiary in the U.K., that has the British pound as its functional currency. The impact of exchange rates on these investments is recorded as other non-operating income and resulted in a loss of $0.4 million in 2012, and a gain of $0.5 million and $2.6 million in 2011 and 2010, respectively. We did not hold U.S. dollar denominated investments at our U.K. subsidiary in 2009.
Income Taxes
Income taxes:    Our provision for income taxes includes federal, state, local and foreign income taxes. We recognize tax credits, primarily for R&D, as a reduction of our provision for income taxes in the year in which they are available for tax purposes. We provide deferred income taxes on temporary differences between assets and liabilities for financial reporting and tax purposes as measured by enacted tax rates we expect to apply when the temporary differences are settled or realized. We establish valuation allowances for deferred tax assets when the amount of future taxable income we expect is not likely to support the use of the deduction or credit. Annually we evaluate the capital requirements of our foreign subsidiaries and determine the amount of excess capital, if any, that is available for distribution. We provide for U.S. taxes on the amount we determine to be excess capital available for distribution. U.S. taxes are not provided on amounts we consider to be indefinitely reinvested.

Earnings Per Share

Net Income Per Share

Basic net income per share (EPS) is computed by dividing the net income for the period by the weighted average number of common shares outstanding during the period, including vested RSUs.

Diluted EPS is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. Common equivalent shares consist of dilutive restricted stock units. Dilutive restricted stock units are calculated based on the average share price for each fiscal period using the treasury stock method. For RSUs with performance-based vesting, no common equivalent shares are included in the computation of diluted EPS until the related performance criteria have been met. For the quarter and six-month period ended March 31, 2013, none of the restricted stock units are dilutive based upon the treasury stock method calculations.

Earnings per share: We calculate per share amounts based upon the weighted average number of shares of common stock outstanding.
Recent Accounting Pronouncements

Recent accounting pronouncements:    In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. ASU 2011-04 clarified the intent about the application of existing fair value measurement requirements and changed certain requirements for measuring fair value and for disclosing information about fair value measurements. We adopted ASU 2011-04 in the quarter ended March 31, 2012. This adoption had no material impact to our financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other, which amends the existing guidance on goodwill impairment testing. The new standard allows an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If this is the case, the entity will need to perform a more detailed two-step goodwill impairment test which is used to identify potential goodwill impairments and to measure the amount of goodwill impairment losses to be recognized, if any. The standard is effective for annual or interim goodwill impairment tests performed by us after December 31, 2011, and did not have an effect on our measurement for potential goodwill impairment.

In May 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and is required to be applied retrospectively. We adopted this new guidance effective October 1, 2012.

Use of Estimates
Use of estimates:    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates include the estimated total costs at completion of our long-term contracts, estimated loss contingencies, estimated self-insurance liabilities, estimated discounted cash flows of our reporting units used for goodwill impairment testing, and estimated rates of return and discount rates related to our defined benefit pension plans. Actual results could differ from our estimates.

Risks and Uncertainties
Risks and uncertainties:    We are subject to the normal risks and uncertainties of performing large, multiyear, often fixed-price contracts. In addition, we are subject to audit of incurred costs related to many of our U.S. government contracts. These audits could produce different results than we have estimated; however, our experience has been that our costs are acceptable to the government.

RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Sep. 30, 2012
RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS
Schedule of restatement of retained earnings

The following tables present the summary impacts of the restatement adjustments on the Company's previously reported consolidated retained earnings at September 30, 2008 and consolidated net income for the years ended September 30, 2011, 2010 and 2009 (in thousands):

Retained earnings at September 30, 2008—As previously reported	$404,868
Revenue Recognition Adjustments, net of taxes on revenue recognition adjustments	25,587
Other Adjustments	(2,619)

Retained earnings at September 30, 2008—As restated	$427,836

	For the years ended September 30,
	2011	2010	2009

Net Income—As previously reported	$85,078	$70,636	$55,686
Revenue Recognition Adjustments, net of taxes on revenue recognition adjustments	2,321	31	9,900
Other Adjustments	(3,495)	1,427	(2,441)

Net Income—As restated	$83,904	$72,094	$63,145

Schedule of restatement of balance sheet

	Consolidated balance sheet September 30, 2011			Consolidated balance sheet September 30, 2010			Consolidated balance sheet September 30, 2009
(in thousands)	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated

ASSETS
Current assets:
Cash and cash equivalents	$329,148	$—	$329,148	$295,434	$—	$295,434	$244,074	$—	$244,074
Short-term investments	25,829	—	25,829	84,081	—	84,081	8,127	—	8,127
Accounts receivable:
Trade and other receivables	20,259	—	20,259	11,594	—	11,594	12,833	—	12,833
Long-term contracts	204,120	3,306	207,426	199,353	2,545	201,898	223,186	(477)	222,709
Allowance for doubtful accounts	(395)	—	(395)	(663)	—	(663)	(4,558)	—	(4,558)

	223,984	3,306	227,290	210,284	2,545	212,829	231,461	(477)	230,984
Recoverable income taxes	20,725	4,192	24,917	8,320	(1,510)	6,810	—	249	249
Inventories	36,729	1,630	38,359	32,820	7,833	40,653	49,107	8,498	57,605
Deferred income taxes	13,778	(4,295)	9,483	17,825	(3,535)	14,290	22,132	(1,941)	20,191
Prepaid expenses and other current assets	20,452	628	21,080	25,893	234	26,127	29,957	—	29,957

Total current assets	670,645	5,461	676,106	674,657	5,567	680,224	584,858	6,329	591,187

Long-term contract receivables	23,700	—	23,700	28,080	—	28,080	13,400	—	13,400
Property, plant and equipment—net	48,467	—	48,467	47,469	—	47,469	48,895	—	48,895
Deferred income taxes	11,318	1,506	12,824	18,570	718	19,288	14,082	422	14,504
Goodwill	146,355	—	146,355	64,142	—	64,142	59,433	—	59,433
Purchased intangibles	54,139	—	54,139	26,295	—	26,295	28,618	—	28,618
Other assets	4,216	717	4,933	5,196	825	6,021	7,029	507	7,536

Total assets	$958,840	$7,684	$966,524	$864,409	$7,110	$871,519	$756,315	$7,258	$763,573

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Trade accounts payable	$38,870	$5,114	$43,984	$33,638	$5,447	$39,085	$28,626	$3,916	$32,542
Customer advances	183,845	(49,529)	134,316	139,723	(41,208)	98,515	123,458	(39,480)	83,978
Accrued compensation	49,513	—	49,513	48,994	—	48,994	49,134	—	49,134
Other current liabilities	53,826	3,180	57,006	60,041	1,050	61,091	60,402	(758)	59,644
Income taxes payable	7,902	10,814	18,716	20,107	7,112	27,219	3,491	8,608	12,099
Current portion of long-term debt	4,541	—	4,541	4,545	—	4,545	4,554	—	4,554

Total current liabilities	338,497	(30,421)	308,076	307,048	(27,599)	279,449	269,665	(27,714)	241,951

Long-term debt	11,377	—	11,377	15,949	—	15,949	20,570	—	20,570
Accrued pension liability	38,223	2,943	41,166	37,015	2,840	39,855	32,214	1,548	33,762
Deferred compendation	7,884	—	7,884	8,508	—	8,508	7,902	—	7,902
Income taxes payable	4,479	7,650	12,129	3,382	6,579	9,961	5,119	5,882	11,001
Other long-term liabilities	6,582	—	6,582	4,748	—	4,748	—	—	—
Shareholders' equity:
Preferred stock, no par value:
Authorized—5,000 shares
Issued and outstanding—none	—	—	—	—	—	—	—	—	—
Common stock, no par value:
Authorized—50,000 shares
2011 and 2010—Issued 35,682 shares, outstanding—26,736 shares, 2009—Issued 35,677 shares, outstanding—26,732 shares	12,574	—	12,574	12,574	—	12,574	12,530	—	12,530
Retained earnings	598,849	30,711	629,560	521,567	31,885	553,452	455,743	30,427	486,170
Accumulated other comprehensive loss	(23,294)	(3,199)	(26,493)	(9,745)	(6,595)	(16,340)	(11,357)	(2,885)	(14,242)
Treasury stock at cost
2011 and 2010—8,945 shares	(36,078)	—	(36,078)	(36,074)	—	(36,074)	(36,071)	—	(36,071)

Shareholders' equity attributable to Cubic	552,051	27,512	579,563	488,322	25,290	513,612	420,845	27,542	448,387
Noncontrolling interest in variable interest entity	(253)	—	(253)	(563)	—	(563)	—	—	—

Total shareholders' equity	551,798	27,512	579,310	487,759	25,290	513,049	420,845	27,542	448,387

Total liabilities and shareholders' equity	$958,840	$7,684	$966,524	$864,409	$7,110	$871,519	$756,315	$7,258	$763,573

Schedule of restatement of income

	Consolidated statement of income Year ended September 30, 2011					Consolidated statement of income Year ended September 30, 2010					Consolidated statement of income Year ended September 30, 2009
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$618,924	$(10,844)	$1,357	$(8,504)	$600,933	$636,739	$239	$147	$(29,369)	$607,756	$526,879	$(7,505)	$(992)	$(10,215)	$508,167
Services	666,279	19,215	650	8,504	694,648	557,450	1,971	1,646	29,369	590,436	489,778	21,549	(3,785)	10,215	517,757

	1,285,203	8,371	2,007	—	1,295,581	1,194,189	2,210	1,793	—	1,198,192	1,016,657	14,044	(4,777)	—	1,025,924
Costs and expenses:
Products	437,992	4,164	1,047	(24,924)	418,279	457,651	678	(90)	(27,822)	430,417	394,478	(2,004)	(839)	(13,583)	378,052
Services	539,973	1,195	646	22,248	564,062	484,343	1,306	—	25,365	511,014	411,038	1,850	(2,139)	7,543	418,292
Selling, general and administrative	154,962	—	2,153	2,676	159,791	120,848	—	1,001	2,457	124,306	111,828	—	1,240	6,040	119,108
Research and development	25,260	—	—	—	25,260	18,976	—	—	—	18,976	8,173	—	—	—	8,173
Amortization of purchased intangibles	14,681	—	—	—	14,681	6,846	—	—	—	6,846	6,432	—	—	—	6,432

	1,172,868	5,359	3,846	—	1,182,073	1,088,664	1,984	911	—	1,091,559	931,949	(154)	(1,738)	—	930,057

Operating income	112,335	3,012	(1,839)	—	113,508	105,525	226	882	—	106,633	84,708	14,198	(3,039)	—	95,867
Other income (expense):
Interest and dividend income	2,568	—	—	—	2,568	1,590	—	—	—	1,590	1,664	—	—	—	1,664
Interest expense	(1,461)	—	—	—	(1,461)	(1,755)	—	—	—	(1,755)	(2,031)	—	—	—	(2,031)
Other income (expense)—net	4,205	(171)	(2,372)	—	1,662	561	(95)	3,171	—	3,637	899	(20)	(218)	—	661

Income before income taxes	117,647	2,841	(4,211)	—	116,277	105,921	131	4,053	—	110,105	85,240	14,178	(3,257)	—	96,161
Income taxes	32,569	520	(716)	—	32,373	35,285	100	2,626	—	38,011	29,554	4,278	(816)	—	33,016

Net income	85,078	2,321	(3,495)	—	83,904	70,636	31	1,427	—	72,094	55,686	9,900	(2,441)	—	63,145
Less noncontrolling interest in income of VIE	310	—	—	—	310	—	—	—	—	—	—	—	—	—	—

Net income attributable to Cubic	$84,768	$2,321	$(3,495)	$—	$83,594	$70,636	$31	$1,427	$—	$72,094	$55,686	$9,900	$(2,441)	$—	$63,145

Basic and diluted net income per common share	$3.17	$0.09	$(0.13)	$—	$3.13	$2.64	$—	$0.06	$—	$2.70	$2.08	$0.37	$(0.09)	$—	$2.36

Average number of common shares outstanding	26,736	—	—	—	26,736	26,735	—	—	—	26,735	26,731	—	—	—	26,731

Schedule of restatement of cash flows

	Consolidated statement of cash flows September 30, 2011			Consolidated statement of cash flows September 30, 2010			Consolidated statement of cash flows September 30, 2009
(in thousands)	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated	Previously reported	Adjustments	As restated

Operating Activities:
Net income	$85,078	$(1,174)	$83,904	$70,636	$1,458	$72,094	$55,686	$7,459	$63,145
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	22,341	—	22,341	14,469	—	14,469	15,586	—	15,586
Deferred income taxes	4,048	(1,536)	2,512	(164)	1,294	1,130	3,346	1,974	5,320
Provision for doubtful accounts	—	—	—	(3,889)	—	(3,889)	3,038	—	3,038
Changes in operating assets and liabilities net of effects from acquisitions:
Accounts receivable	4,219	(653)	3,566	28,565	(3,340)	25,225	36,211	4,866	41,077
Inventories	(3,760)	6,202	2,442	16,638	666	17,304	(4,275)	(3,459)	(7,734)
Prepaid expenses and other current assets	5,516	(394)	5,122	4,401	(234)	4,167	5,141	610	5,751
Accounts payable and other current liabilities	(3,387)	1,840	(1,547)	(27,498)	3,357	(24,141)	14,175	908	15,083
Customer advances	45,517	(8,374)	37,143	20,672	(2,210)	18,462	48,663	(14,044)	34,619
Income taxes	(24,205)	492	(23,713)	(14,614)	986	(13,628)	(2,890)	2,215	(675)
Other items—net	(2,779)	103	(2,676)	2,507	1,292	3,799	1,352	262	1,614

NET CASH PROVIDED BY OPERATING ACTIVITIES	132,588	(3,494)	129,094	111,723	3,269	114,992	176,033	791	176,824

Investing Activities:
Acquisition of businesses, net of cash acquired	(126,825)	—	(126,825)	(8,250)	—	(8,250)	(19,965)	—	(19,965)
Consolidation of variable interest entity	—	—	—	38,264	—	38,264	—	—	—
Proceeds from sales or maturities of short-term investments	58,252	—	58,252	82,992	—	82,992	—	—	—
Purchases of short-term investments	—	—	—	(158,946)	—	(158,946)	(8,127)	—	(8,127)
Purchases of property, plant and equipment	(8,728)	—	(8,728)	(6,878)	—	(6,878)	(5,332)	—	(5,332)
Other items	—	—	—	—	—	—	41	—	41

NET CASH USED IN INVESTING ACTIVITIES	(77,301)	—	(77,301)	(52,818)	—	(52,818)	(33,383)	—	(33,383)

Financing Activities:
Principal payments on long-term debt	(4,555)	—	(4,555)	(4,541)	—	(4,541)	(5,970)	—	(5,970)
Proceeds from issuance of common stock	—	—	—	44	—	44	45	—	45
Purchases of treasury stock	(4)	—	(4)	(3)	—	(3)	—	—	—
Dividends paid to shareholders	(7,486)	—	(7,486)	(4,812)	—	(4,812)	(4,811)	—	(4,811)

NET CASH USED IN FINANCING ACTIVITIES	(12,045)	—	(12,045)	(9,312)	—	(9,312)	(10,736)	—	(10,736)

Effect of exchange rates on cash	(9,528)	3,494	(6,034)	1,767	(3,269)	(1,502)	(536)	(791)	(1,327)

NET INCREASE IN CASH AND CASH EQUIVALENTS	33,714	—	33,714	51,360	—	51,360	131,378	—	131,378
Cash and cash equivalents at the beginning of the year	295,434	—	295,434	244,074	—	244,074	112,696	—	112,696

CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$329,148	$—	$329,148	$295,434	$—	$295,434	$244,074	$—	$244,074

ACQUISITIONS (Tables)	12 Months Ended
Sep. 30, 2012
Acquisitions
Schedule of estimated fair values of assets acquired and liabilities assumed as of acquisition date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$20.1
Backlog	11.5
Corporate trade names	5.7
Non-compete agreements	5.2
Recoverable income taxes	4.3
Deferred tax liabilities, net	(7.6)
Net tangible assets acquired	5.1

Net identifiable assets acquired	44.3
Goodwill	81.7

Net assets acquired	$126.0

Schedule of unaudited pro forma information

The following unaudited pro forma information presents our consolidated results of operations as if Abraxas had been included in our consolidated results since October 1, 2009 (in millions):

	Years ended September 30,
	2011	2010

Net sales	$1,309.0	$1,256.1
Net income attributable to Cubic	83.6	72.4

INVESTMENT IN VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Sep. 30, 2012
INVESTMENT IN VARIABLE INTEREST ENTITY
Schedule of fair value of assets and liabilities acquired

The fair value of assets and liabilities acquired at March 5, 2010 were as follows (in millions):

Cash and cash equivalents	$38.3
Other current assets	16.9
Purchased intangibles	0.2
Income taxes payable	(20.7)
Other current liabilities	(35.8)

$(1.1)

Schedule of the activities of TranSys included in entity's consolidated results

The activities of TranSys included in our consolidated results from the date of acquisition are as follows (in millions):

	Years ended September 30,
	2012	2011	2010

Sales	$4.5	$4.4	$29.9
Operating income	0.6	0.9	—
Cash used in operating activities	—	18.4	19.9

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Fair Value of Financial Instruments
Summary of assets and liabilities measured and recorded at fair value on Balance Sheet on a recurring basis

	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$115,214	$—	$—	$115,214
Current derivative assets	—	2,827	—	2,827
Noncurrent derivative assets	—	5,303	—	5,303
Total assets measured at fair value	$115,214	$8,130	$—	$123,344
Liabilities
Current derivative liabilities	$—	$6,809	$—	$6,809
Noncurrent derivative liabilities	—	7,170	—	7,170
Contingent consideration to Seller of NEK	—	—	11,684	11,684
Total liabilities measured at fair value	$—	$13,979	$11,684	$25,663

	September 30, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$171,300	$—	$—	$171,300
Current derivative assets	—	3,779	—	3,779
Noncurrent derivative assets	—	3,713	—	3,713
Total assets measured at fair value	$171,300	$7,492	$—	$178,792
Liabilities
Current derivative liabilities	$—	$6,839	$—	$6,839
Noncurrent derivative liabilities	—	6,498	—	6,498
Total liabilities measured at fair value	$—	$13,337	$—	$13,337

The following table presents assets and liabilities measured and recorded at fair value on our balance sheets on a recurring basis (in thousands):

	September 30, 2012			September 30, 2011			September 30, 2010			September 30, 2009
	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total

Assets
Cash equivalents	$171,300	$—	$171,300	$266,842	$—	$266,842	$129,756	$—	$129,756	$178,893	$—	$178,893
Short-term investments—U.S. government agency securities	—	—	—	—	—	—	—	36,000	36,000	—	8,127	8,127
Short-term investments—tax exempt bonds	—	—	—	—	25,829	25,829	—	48,081	48,081	—	—	—
Current derivative assets	—	3,779	3,779	—	7,466	7,466	—	11,428	11,428	—	18,106	18,106
Non-current derivative assets	—	3,713	3,713	—	—	—	—	—	—	—	—	—

Total assets measured at fair value	171,300	7,492	178,792	266,842	33,295	300,137	129,756	95,509	225,265	178,893	26,233	205,126

Liabilities
Current derivative liabilities	—	6,839	6,839	—	7,522	7,522	—	3,193	3,193	—	17,933	17,933
Non-current derivative liabilities	—	6,498	6,498	—	6,164	6,164	—	4,748	4,748	—	—	—

Total liabilities measured at fair value	$—	$13,337	$13,337	$—	$13,686	$13,686	$—	$7,941	$7,941	$—	$17,933	$17,933

Schedule of estimated fair value and carrying value of long-term debt

The following table presents the estimated fair value and carrying value of our long-term debt (in millions):

	September 30,
	2012	2011	2010	2009

Fair value	$12.5	$17.5	$21.6	$25.1
Carrying value	11.5	15.9	20.5	25.1

ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
ACCOUNTS RECEIVABLE
Schedule of components of accounts receivable under long-term contracts

The components of accounts receivable are as follows (in thousands):

	March 31,	September 30,
	2013	2012

Trade and other receivables	$21,060	$17,543
Long-term contracts:
Billed	108,774	91,132
Unbilled	305,713	264,555
Allowance for doubtful accounts	(651)	(463)
Total accounts receivable	434,896	372,767
Less estimated amounts not currently due	(20,830)	(22,070)
Current accounts receivable	$414,066	$350,697

The components of accounts receivable under long-term contracts are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
U.S. government contracts:
Amounts billed	$48,387	$64,672	$50,925	$62,093
Recoverable costs and accrued profits on progress completed—not billed	95,764	50,748	54,403	43,022

	144,151	115,420	105,328	105,115
Commercial customers:
Amounts billed	42,745	24,384	31,753	41,907
Recoverable costs and accrued profits on progress completed—not billed	168,791	91,322	92,897	89,087

	211,536	115,706	124,650	130,994

	355,687	231,126	229,978	236,109
Less unbilled amounts not currently due—commercial customers	(22,070)	(23,700)	(28,080)	(13,400)

	$333,617	$207,426	$201,898	$222,709

INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
INVENTORIES
Components of inventories

Inventories consist of the following (in thousands):

	March 31,	September 30,
	2013	2012
Work in process and inventoried costs under long-term contracts	$71,885	$78,796
Customer advances	(21,601)	(27,288)
Raw material and purchased parts	708	858
Net inventories	$50,992	$52,366

Significant components of inventories are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Finished products	$—	$—	$—	$55
Work in process and inventoried costs under long-term contracts	78,796	71,855	79,529	105,460
Customer advances	(27,288)	(34,582)	(41,575)	(49,734)
Materials and purchased parts	858	1,086	2,699	1,824

	$52,366	$38,359	$40,653	$57,605

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2012
PROPERTY, PLANT AND EQUIPMENT
Components of property, plant and equipment

Significant components of property, plant and equipment are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

Land and land improvements	$16,045	$15,963	$15,821	$15,292
Buildings and improvements	44,376	43,416	42,754	42,661
Machinery and other equipment	94,113	84,953	82,129	80,018
Leasehold improvements	8,688	5,707	4,829	4,685
Accumulated depreciation and amortization	(107,895)	(101,572)	(98,064)	(93,761)

	$55,327	$48,467	$47,469	$48,895

GOODWILL AND PURCHASED INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
GOODWILL AND PURCHASED INTANGIBLE ASSETS
Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill for the four years ended September 30, 2012 are as follows (in thousands):

	Transportation systems	Defense systems	Mission support services	Total

Balances at October 1, 2008	$8,210	$16,087	$36,735	61,032
Reduction of acquired tax accrual	—	(1,083)	—	(1,083)
Foreign currency exchange rate changes	(772)	256	—	(516)

Balances at September 30, 2009	7,438	15,260	36,735	59,433
Goodwill acquired during the year	—	4,767	—	4,767
Foreign currency exchange rate changes	(115)	57	—	(58)

Balances at September 30, 2010	7,323	20,084	36,735	64,142
Goodwill acquired during the year	—	435	81,698	82,133
Foreign currency exchange rate changes	(54)	134	—	80

Balances at September 30, 2011	7,269	20,653	118,433	146,355
Foreign currency exchange rate changes	248	330	—	578

Balances at September 30, 2012	$7,517	$20,983	$118,433	$146,933

Schedule of entity's purchased intangible assets

The table below summarizes our purchased intangible assets (in thousands):

	September 30, 2012			September 30, 2011			September 30, 2010			September 30, 2009
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Contract and program intangibles	$71,145	$(40,785)	$30,360	$70,159	$(27,921)	$42,238	$38,560	$(15,170)	$23,390	$35,614	$(8,875)	$26,739
In-process research & development	—	—	—	798	—	798	1,671	—	1,671	—	—	—
Other purchased intangibles	14,560	(5,546)	9,014	14,560	(3,457)	11,103	2,787	(1,553)	1,234	2,787	(908)	1,879

Total	$85,705	$(46,331)	$39,374	$85,517	$(31,378)	$54,139	$43,018	$(16,723)	$26,295	$38,401	$(9,783)	$28,618

Schedule of expected amortization for purchased intangibles for each of the next five years

The table below shows our expected amortization for purchased intangibles as of September 30, 2012, for each of the next five years and thereafter (in thousands):

	Transportation systems	Defense systems	Mission support services	Total

2013	$1,671	$1,019	$9,556	$12,246
2014	1,671	593	7,066	9,330
2015	1,476	209	4,810	6,495
2016	1,380	66	2,356	3,802
2017	1,380	—	582	1,962
Thereafter	2,415	—	3,124	5,539

	$9,993	$1,887	$27,494	$39,374

FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Sep. 30, 2012
Financing Arrangements
Schedule of long-term debt

Long-term debt consists of the following (in thousands):

	September 30,
	2012	2011	2010	2009

Unsecured notes payable to a group of insurance companies, with annual principal payments of $4.0 million due in November. Interest at 6.31% is payable semiannually in November and May.	$8,000	$12,000	$16,000	$20,000
Mortgage note from a U.K. financial institution, with quarterly installments of principal and interest at 6.48%	3,503	3,918	4,494	5,124

	11,503	15,918	20,494	25,124
Less current portion	(4,561)	(4,541)	(4,545)	(4,554)

	$6,942	$11,377	$15,949	$20,570

COMMITMENTS (Tables)	12 Months Ended
Sep. 30, 2012
COMMITMENTS
Summary of future minimum payments, net of minimum sublease income, under noncancelable operating leases

Future minimum payments, net of minimum sublease income, under noncancelable operating leases with initial terms of one year or more consist of the following at September 30, 2012 (in thousands):

2013	$8,734
2014	7,082
2015	5,311
2016	3,904
2017	4,987
Thereafter	6,691

$36,709

INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes
Significant components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Current:
Federal	$15,190	$(999)	$14,891	$9,006
State	1,927	810	4,392	3,207
Foreign	19,323	22,740	17,960	16,078

Total current	36,440	22,551	37,243	28,291

Deferred:
Federal	331	9,356	992	3,714
State	328	299	340	591
Foreign	1,085	167	(564)	420

Total deferred provision	1,743	9,822	768	4,725

Total income tax expense	$38,183	$32,373	$38,011	$33,016

Significant components of deferred tax assets and liabilities

	September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Deferred tax assets:
Accrued employee benefits	$9,153	$9,303	$9,112	$8,064
Long-term contracts and inventory valuation reductions	9,062	8,215	7,115	7,580
Allowances for loss contingencies	5,339	6,883	6,223	5,316
Deferred compensation	3,756	3,444	3,246	3,306
Book over tax depreciation	471	709	1,373	1,357
Adjustment to pension liability	17,886	15,226	12,925	11,716
California research and development credit carryforward	3,882	2,750	3,484	2,529
Net operating losses	10,909	2,424	1,457	638
Foreign currency mark-to-market	2,192	2,177	1,529	—
Other	395	2,199	513	5,419

Subtotal	63,045	53,330	46,977	45,925
Valuation allowance	(4,205)	(2,750)	(3,484)	(2,529)

Deferred tax assets	58,840	50,580	43,493	43,396

Deferred tax liabilities:
Amortization of goodwill and intangibles	8,608	12,344	1,964	4,839
Deferred revenue	25,277	14,408	1,761	414
Foreign currency mark-to-market	269	284	673	630
State taxes	146	—	3,421	60
Other	589	1,237	2,096	2,758

Deferred tax liabilities	34,889	28,273	9,915	8,701

Net deferred tax asset	$23,951	$22,307	$33,578	$34,695

Reconciliation of income tax computed at the U.S. federal statutory tax rate to income tax expense

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Tax at U.S. statutory rate	$45,601	$40,697	$38,536	$33,656
State income taxes, net of federal tax effect	1,364	1,297	3,042	2,672
Nondeductible expenses	286	893	1,366	107
Change in reserve for uncertain tax positions	(2,909)	1,504	(832)	430
Tax effect from foreign dividend	2,773	—	—	3,063
Foreign earnings taxed at less than statutory rate	(7,153)	(6,415)	(2,548)	(3,760)
R&D credits generated in the current year	(906)	(2,696)	(491)	(3,395)
Reinstatement of federal research and development credit	—	(1,406)	—	—
Other	(873)	(1,501)	(1,062)	243

	$38,183	$32,373	$38,011	$33,016

Net changes in the liability for unrecognized tax benefits

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Balance at October 1	$10,715	$8,958	$9,958	$8,881
Decrease related to tax positions in prior years:
Recognition of benefits from expiration of statutes	(1,227)	(1,172)	(1,747)	(1,555)
Recognition of benefits from settlement with tax authorities	(1,257)	—	—	(259)
Other	(585)	—	—	—
Tax positions related to the current year	409	2,452	778	3,142
Tax positions related to current year acquisitions	—	484	—	—
Currency translation adjustment	212	(7)	(31)	(251)

Balance at September 30	$8,267	$10,715	$8,958	$9,958

Components of income before income taxes

Income before income taxes includes the following components (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
United States	$38,428	$33,955	$59,984	$38,729
Foreign	91,859	82,322	50,121	57,432

Total	$130,287	$116,277	$110,105	$96,161

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Derivative Instruments and Hedging Activities
Schedule of notional principal amounts of the outstanding derivative instruments and credit risk

The following table shows the notional principal amounts of our outstanding derivative instruments as of March 31, 2013 and September 30, 2012 (in thousands):

	Notional Principal
	March 31, 2013	September 30, 2012
Instruments designated as accounting hedges:
Foreign currency forwards	$380,823	$382,500
Forward starting swap	58,415	58,415

Instruments not designated as accounting hedges:
Foreign currency forwards	7,430	5,945

The following table shows the notional principal amounts of our outstanding derivative instruments as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

	September 30,
	2012	2011	2010	2009

Instruments designated as accounting hedges:
Foreign currency forwards	$382,500	$290,400	$232,500	$148,300
Forward starting swap	58,415	—	—	—
Instruments not designated as accounting hedges:
Foreign currency forwards	5,945	3,644	7,794	8,148

Schedule of fair value of derivative financial instruments

The table below presents the fair value of our derivative financial instruments that qualify for hedge accounting as well as their classification in the Condensed Consolidated Balance Sheets as of March 31, 2013 and September 30, 2012 (in thousands):

		Fair Value
	Balance Sheet Location	March 31, 2013	September 30, 2012
Asset derivatives:
Foreign currency forwards	Other current assets	$2,827	$3,779
Foreign currency forwards	Other noncurrent assets	5,303	3,713
		$8,130	$7,492
Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,809	$6,839
Foreign currency forwards	Other noncurrent liabilities	7,006	6,407
Forward starting swap	Other noncurrent liabilities	164	91
Total		$13,979	$13,337

The table below presents the fair value of the Company's derivative financial instruments that qualify for hedge accounting as well as their classification on the consolidated balance sheets as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

		Fair value
	Balance sheet location	September 30, 2012	September 30, 2011	September 30, 2010	September 30, 2009

Asset derivatives:
Foreign currency forwards	Other current assets	$3,779	$7,466	$11,428	$18,106
Foreign currency forwards	Other non-current assets	3,713	—	—	—

		$7,492	$7,466	$11,428	$18,106

Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,839	$7,522	$3,193	$17,933
Foreign currency forwards	Other non-current liabilities	6,407	6,164	4,748	—
Forward starting swap	Other non-current liabilities	91	—	—	—

Total		$13,337	$13,686	$7,941	$17,933

Schedule of gains and losses recognized in OCI on derivative financial instruments designated as cash flow hedges

The tables below present gains and losses recognized in other comprehensive income (OCI) for the three and six months ended March 31, 2013 and 2012 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	Six Months Ended
	March 31, 2013		March 31, 2012
Derivative Type	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion
Foreign currency forwards	$(1,892)	$(2,052)	$(5,572)	$(8,846)
Forward starting swap	(164)	—	—	—

	Three Months Ended
	March 31, 2013		March 31, 2012
Derivative Type	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion
Foreign currency forwards	$(1,435)	$20	$(623)	$(5,681)
Forward starting swap	309	—	—	—

The tables below present gains and losses recognized in OCI for the years ended September 30, 2012, 2011, 2010 and 2009 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	September 30, 2012		September 30, 2011		September 30, 2010		September 30, 2009
Derivative type	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion

Forward currency forwards	$152	$(4,309)	$(5,618)	$3,420	$1,483	$1,838	$112	$53
Forward starting swap	91	—	—	—	—	—	—	—

PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Pension Plans
Schedule of projected benefit obligation, ABO and fair value of plan assets for the defined benefit pension plans in which the ABO was in excess of the fair value of plan assets

The projected benefit obligation, accumulated benefit obligation (ABO) and fair value of plan assets for the defined benefit pension plans in which the ABO was in excess of the fair value of plan assets were as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Projected benefit obligation	$215,706	$185,485	$183,551	$166,170
Accumulated benefit obligation	209,135	180,156	178,658	149,545
Fair value of plan assets	169,323	144,319	143,696	132,408

Schedule of changes in the projected benefit obligation and fair value of plan assets and the funded status

The following table sets forth changes in the projected benefit obligation and fair value of plan assets and the funded status for these defined benefit plans (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Change in benefit obligations:
Net benefit obligation at the beginning of the year	$185,485	$183,551	$166,170	$146,725
Service cost	508	550	4,167	2,614
Interest cost	9,565	9,387	9,121	9,759
Actuarial loss (gain)	22,761	(1,327)	9,309	16,275
Plan amendments	57	(712)	214	—
Participant contributions	—	—	1,210	1,124
Gross benefits paid	(5,928)	(5,236)	(5,562)	(5,197)
Foreign currency exchange rate changes	3,258	(728)	(1,078)	(5,130)

Net benefit obligation at the end of the year	215,706	185,485	183,551	166,170

Change in plan assets:
Fair value of plan assets at the beginning of the year	144,319	143,696	132,408	128,989
Actual return on plan assets	24,769	1,501	13,614	3,200
Employer contributions	4,354	5,352	3,374	9,500
Participant contributions	—	—	1,210	1,123
Gross benefits paid	(5,928)	(5,236)	(5,562)	(5,196)
Administrative expenses	(657)	(470)	(555)	(701)
Foreign currency exchange rate changes	2,466	(524)	(793)	(4,507)

Fair value of plan assets at the end of the year	169,323	144,319	143,696	132,408

Unfunded status of the plans	(46,383)	(41,166)	(39,855)	(33,762)
Unrecognized net actuarial loss	52,911	45,112	39,527	35,604

Net amount recognized	$6,528	$3,946	$(328)	$1,842

Amounts recognized in Accumulated OCI
Liability adjustment to OCI	$(52,911)	$(45,112)	$(39,527)	$(35,604)
Deferred tax asset	17,440	15,226	12,926	11,716

Accumulated other comprehensive loss	$(35,471)	$(29,886)	$(26,601)	$(23,888)

Components of net periodic pension cost

The components of net periodic pension cost (benefit) are as follows (in thousands):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Service cost	$276	$254	$136	$127
Interest cost	4,461	4,782	2,217	2,391
Expected return on plan assets	(5,834)	(5,046)	(2,900)	(2,523)
Amortization of actuarial loss	907	796	450	398
Administrative expenses	38	42	19	21
Net pension cost (benefit)	$(152)	$828	$(78)	$414

The components of net periodic pension cost were as follows (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Service cost	$508	$550	$4,167	$2,614
Interest cost	9,565	9,387	9,121	9,759
Expected return on plan assets	(10,091)	(9,979)	(9,334)	(9,569)
Amortization of actuarial loss	1,593	985	917	—
Curtailment charge	—	—	693	—
Administrative expenses	82	85	92	100

Net pension cost	$1,657	$1,028	$5,656	$2,904

Schedule of weighted-average assumptions used to determine benefit obligation and net periodic benefit cost

	Years ended September 30,
	2012	2011	2010	2009

Weighted-average assumptions used to determine benefit obligation at September 30:
Discount rate	4.3%	5.2%	5.2%	5.6%
Rate of compensation increase	3.8%	4.3%	4.3%	4.5%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended September 30:
Discount rate	5.2%	5.2%	5.6%	7.3%
Expected return on plan assets	7.0%	7.0%	7.2%	7.8%
Rate of compensation increase	4.3%	4.3%	4.5%	4.8%

Schedule of target ranges for each major category of the plans' assets

The target ranges for each major category of the plans' assets at September 30, 2012 are as follows:

Asset category	Allocation range

Equity securities	40% to 75%
Debt securities	25% to 60%
Real estate and cash	0% to 10%

Schedule of fair value of the assets of defined benefit pension plans by asset category and their level within the fair value hierarchy

	September 30, 2012				September 30, 2011				September 30, 2010				September 30, 2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cash equivalents	$—	$3,991	$—	$3,991	$—	$2,344	$—	$2,344	$—	$2,579	$—	$2,579	$—	$3,678	$—	$3,678
Equity:
U.S. equity securities	—	47,242	—	47,242	—	39,412	—	39,412	—	41,756	—	41,756	—	40,529	—	40,529
U.K. equity securities	—	38,542	—	38,542	—	31,248	—	31,248	—	30,580	—	30,580	—	26,939	—	26,939
Other foreign equity securities	—	26,715	—	26,715	—	22,444	—	22,444	—	22,625	—	22,625	—	20,343	—	20,343
Fixed Income:
U.S. treasury securities	—	13,647	—	13,647	—	14,679	—	14,679	—	15,509	—	15,509	—	14,848	—	14,848
U.K. treasury securities	—	3,412	—	3,412	—	5,948	—	5,948	—	5,659	—	5,659	—	4,636	—	4,636
Corporate debt securities	—	29,591	569	30,160		22,832	386	23,218	—	20,917	552	21,469	—	18,110	386	18,496
Real Estate	—	—	5,614	5,614	—	—	5,026	5,026	—	—	3,519	3,519	—	—	2,939	2,939

Total	$—	$163,140	$6,183	$169,323	$—	$138,907	$5,412	$144,319	$—	$139,625	$4,071	$143,696	$—	$129,083	$3,325	$132,408

Schedule of changes during the fiscal year in the fair value of plan assets categorized as Level 3

The following table presents the changes in the fair value of plan assets categorized as Level 3 in the preceding table (in thousands):

Pooled separate accounts

Balance as of October 1, 2008	$7,881
Realized and unrealized losses, net	(3,121)
Purchases, sales and settlements, net	(1,435)

Balance as of September 30, 2009	3,325
Realized and unrealized gains, net	47
Purchases, sales and settlements, net	699

Balance as of September 30, 2010	4,071
Realized and unrealized gains, net	633
Purchases, sales and settlements, net	708

Balance as of September 30, 2011	5,412
Realized and unrealized gains, net	381
Purchases, sales and settlements, net	390

Balance as of September 30, 2012	$6,183

Schedule of expected pension benefit payments, which reflect expected future service

We expect to pay the following pension benefit payments, which reflect expected future service, as appropriate, (in thousands):

2013	$6,893
2014	7,295
2015	7,730
2016	8,028
2017	8,487
2018-2022	49,988

OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Sep. 30, 2012
Stockholders' Equity
Schedule of components of accumulated OCI (loss)

We present other comprehensive income (OCI) and its components in the statement of changes in shareholders' equity. Accumulated OCI (loss) consisted of the following (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Adjustment to pension liability	$(35,471)	$(29,886)	$(26,601)	$(23,888)
Foreign currency translation	18,104	7,416	8,666	9,534
Net unrealized (losses) gains from cash flow hedges	(3,781)	(4,023)	1,595	112

	$(21,148)	$(26,493)	$(16,340)	$(14,242)

BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2012
Segment Information
Schedule of business segment financial data

Business segment financial data is as follows (in millions):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Sales:
Transportation Systems	$513.6	$427.1	$383.0	$314.3
Defense Systems	375.4	390.7	368.2	287.5
Mission Support Services	491.4	476.5	444.9	420.6
Other	1.1	1.3	2.1	3.5

Total sales	$1,381.5	$1,295.6	$1,198.2	$1,025.9

Operating income:
Transportation Systems	$76.3	$66.9	$51.8	56.4
Defense Systems	34.6	29.8	31.6	19.9
Mission Support Services	21.9	23.9	27.9	25.9
Unallocated corporate expenses and other	(4.8)	(7.1)	(4.7)	(6.3)

Total operating income	$128.0	$113.5	$106.6	$95.9

Assets:
Transportation Systems	$269.9	$169.8	$163.1	$173.1
Defense Systems	122.5	144.0	161.7	162.7
Mission Support Services	212.8	213.0	124.1	141.2
Corporate and other	421.1	439.7	422.6	286.6

Total assets	$1,026.3	$966.5	$871.5	$763.6

Depreciation and amortization:
Transportation Systems	$3.7	$3.6	$3.5	$2.4
Defense Systems	5.5	5.4	4.8	6.0
Mission Support Services	12.5	12.3	5.2	6.2
Corporate and other	1.2	1.0	1.0	1.0

Total depreciation and amortization	$22.9	$22.3	$14.5	$15.6

Expenditures for long-lived assets:
Transportation Systems	$2.7	$2.2	$1.8	$1.2
Defense Systems	8.9	5.5	4.4	3.3
Mission Support Services	1.1	0.3	0.3	—
Corporate and other	1.5	0.7	0.4	0.8

Total expenditures for long-lived assets	$14.2	$8.7	$6.9	$5.3

Schedule of sales by geographic area

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Geographic Information:
Sales(a):
United States	$729.5	$754.0	$790.9	$654.6
United Kingdom	273.1	244.0	200.3	196.9
Canada	54.9	27.5	9.4	18.7
Australia	182.5	101.1	56.3	41.3
Middle East	30.8	35.4	27.9	19.2
Far East	56.4	82.7	85.5	63.9
Other	47.1	50.9	27.9	31.3

Total sales	$1,381.5	$1,295.6	$1,198.2	$1,025.9

Schedule of long-lived assets by country
Long-lived assets, net:
United States	$42.4	$40.5	$41.3	$43.7
United Kingdom	9.5	9.1	9.5	10.2
Other foreign countries	6.1	2.9	2.2	2.0
Total long-lived assets, net	$58.0	$52.5	$53.0	$55.9

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Sep. 30, 2012
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Summary of restated quarterly results of operations

	Three months ended
Fiscal 2012 (in thousands, except per share data)					Year ended September 30
	September 30	June 30	March 31	December 31

			(As restated)	(As restated)
Net sales	$359,687	$365,397	$339,645	$316,766	$1,381,495
Operating income	29,142	38,586	32,540	27,754	128,022
Net income attributable to Cubic	21,088	26,721	23,397	20,694	91,900
Net income per share	0.79	1.00	0.88	0.77	3.44

	Three months ended
Fiscal 2011 (in thousands, except per share data)					Year ended September 30
	September 30	June 30	March 31	December 31

	(As restated)	(As restated)	(As restated)	(As restated)	(As restated)
Net sales	$343,021	$322,787	$347,889	$281,884	$1,295,581
Operating income	19,688	27,790	40,610	25,420	113,508
Net income attributable to Cubic	14,625	22,050	28,785	18,134	83,594
Net income per share	0.55	0.82	1.08	0.68	3.13

Summary of restated quarterly results of income

	Consolidated statement of income Three months ended September 30, 2011
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$177,762	$(4,582)	$3,733	$(4,834)	$172,079
Services	169,148	(3,690)	650	4,834	170,942

	346,910	(8,272)	4,383	—	343,021
Costs and expenses:
Products	127,070	2,048	2,978	(9,907)	122,189
Services	134,285	505	646	9,021	144,457
Selling, general and administrative	43,724	—	550	886	45,160
Research and development	7,453	—	—	—	7,453
Amortization of purchased intangibles	4,074	—	—	—	4,074

	316,606	2,553	4,174	—	323,333

Operating income	30,304	(10,825)	209	—	19,688
Other income (expense):
Interest and dividend income	839	—	—	—	839
Interest expense	(306)	—	—	—	(306)
Other income (expense)—net	3,681	(48)	(1,509)	—	2,124

Income before income taxes	34,518	(10,873)	(1,300)	—	22,345
Income taxes	10,369	(3,028)	330	—	7,671

Net income	24,149	(7,845)	(1,630)	—	14,674
Less noncontrolling interest in income of VIE	49	—	—	—	49

Net income attributable to Cubic	$24,100	$(7,845)	$(1,630)	$—	$14,625

Basic and diluted net income per common share	$0.90	$(0.29)	$(0.06)	$—	$0.55

Average number of common shares outstanding	26,736	—	—	—	26,736

	Consolidated statement of income Three months ended June 30, 2011
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$148,441	$(3,037)	$321	$(3,670)	$142,055
Services	171,464	5,598	—	3,670	180,732

	319,905	2,561	321	—	322,787
Costs and expenses:
Products	114,325	487	722	(14,048)	101,486
Services	131,424	341	—	13,227	144,992
Selling, general and administrative	36,831	—	329	821	37,981
Research and development	6,281	—	—	—	6,281
Amortization of purchased intangibles	4,257	—	—	—	4,257

	293,118	828	1,051	—	294,997

Operating income	26,787	1,733	(730)	—	27,790
Other income (expense):
Interest and dividend income	490	—	—	—	490
Interest expense	(374)	—	—	—	(374)
Other income (expense)—net	767	(44)	509	—	1,232

Income before income taxes	27,670	1,689	(221)	—	29,138
Income taxes	6,800	443	(211)	—	7,032

Net income	20,870	1,246	(10)	—	22,106
Less noncontrolling interest in income of VIE	56	—	—	—	56

Net income attributable to Cubic	$20,814	$1,246	$(10)	$—	$22,050

Basic and diluted net income per common share	$0.78	$0.05	$—	$—	$0.82

Average number of common shares outstanding	26,736	—	—	—	26,736

	Consolidated statement of income Three months ended March 31, 2012					Consolidated statement of income Three months ended March 31, 2011
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$157,630	$(2,026)	$172	$—	$155,776	$157,350	$(2,052)	$82	$—	$155,380
Services	183,364	505	—	—	183,869	176,618	15,891	—	—	192,509

	340,994	(1,521)	172	—	339,645	333,968	13,839	82	—	347,889
Costs and expenses:
Products	106,679	435	370	(800)	106,684	106,510	928	(86)	(539)	106,813
Services	145,787	(145)	—	—	145,642	152,453	(84)	—	—	152,369
Selling, general and administrative	43,029	—	(790)	800	43,039	37,377	—	598	539	38,514
Research and development	8,072	—	—	—	8,072	5,271	—	—	—	5,271
Amortization of purchased intangibles	3,668	—	—	—	3,668	4,312	—	—	—	4,312

	307,235	290	(420)	—	307,105	305,923	844	512	—	307,279

Operating income	33,759	(1,811)	592	—	32,540	28,045	12,995	(430)	—	40,610
Other income (expense):
Interest and dividend income	964	—	—	—	964	375	—	—	—	375
Interest expense	(331)	—	—	—	(331)	(374)	—	—	—	(374)
Other income (expense)—net	12	(55)	165	—	122	(16)	(39)	(431)	—	(486)

Income before income taxes	34,404	(1,866)	757	—	33,295	28,030	12,956	(861)	—	40,125
Income taxes	10,100	(678)	425	—	9,847	8,000	3,487	(231)	—	11,256

Net income	24,304	(1,188)	332	—	23,448	20,030	9,469	(630)	—	28,869
Less noncontrolling interest in income of VIE	51	—	—	—	51	84	—	—	—	84

Net income attributable to Cubic	$24,253	$(1,188)	$332	$—	$23,397	$19,946	$9,469	$(630)	$—	$28,785

Basic and diluted net income per common share	$0.91	$(0.04)	$0.01	$—	$0.88	$0.75	$0.35	$(0.02)	$—	$1.08

Average number of common shares outstanding	26,736	—	—	—	26,736	26,736	—	—	—	26,736

	Consolidated statement of income Three months ended December 31, 2011					Consolidated statement of income Three months ended December 31, 2010
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$157,312	$(3,153)	$(849)	$—	$153,310	$135,371	$(1,173)	$(2,779)	$—	$131,419
Services	161,435	2,671	(650)	—	163,456	149,049	1,416	—	—	150,465

	318,747	(482)	(1,499)	—	316,766	284,420	243	(2,779)	—	281,884
Costs and expenses:
Products	114,751	434	(954)	(782)	113,449	90,087	701	(2,567)	(430)	87,791
Services	132,243	(189)	(646)	—	131,408	121,811	433	—	—	122,244
Selling, general and administrative	34,637	—	(199)	782	35,220	37,030	—	676	430	38,136
Research and development	4,896	—	—	—	4,896	6,255	—	—	—	6,255
Amortization of purchased intangibles	4,039	—	—	—	4,039	2,038	—	—	—	2,038

	290,566	245	(1,799)	—	289,012	257,221	1,134	(1,891)	—	256,464

Operating income	28,181	(727)	300	—	27,754	27,199	(891)	(888)	—	25,420
Other income (expense):
Interest and dividend income	762	—	—	—	762	864	—	—	—	864
Interest expense	(347)	—	—	—	(347)	(407)	—	—	—	(407)
Other income (expense)—net	1,691	(51)	(717)	—	923	(227)	(40)	(941)	—	(1,208)

Income before income taxes	30,287	(778)	(417)	—	29,092	27,429	(931)	(1,829)	—	24,669
Income taxes	8,800	(338)	(109)	—	8,353	7,400	(382)	(604)	—	6,414

Net income	21,487	(440)	(308)	—	20,739	20,029	(549)	(1,225)	—	18,255
Less noncontrolling interest in income of VIE	45	—	—	—	45	121	—	—	—	121

Net income attributable to Cubic	$21,442	$(440)	$(308)	$—	$20,694	$19,908	$(549)	$(1,225)	$—	$18,134

Basic and diluted net income per common share	$0.80	$(0.02)	$(0.01)	$—	$0.77	$0.74	$(0.02)	$(0.05)	$—	$0.68

Average number of common shares outstanding	26,736	—	—	—	26,736	26,736	—	—	—	26,736

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Mar. 31, 2010 Transaction Systems Limited (TranSys)
Basis for Presentation
Transaction gains on advances to foreign subsidiaries	$ 1.1	$ 0.1	$ 0.8	$ 1.8
Gain (loss) from change in exchange rates of U.S. dollar denominated investments of a wholly-owned subsidiary in the U.K	$ (0.4)	$ 0.5	$ 2.6
Investment in variable interest entity
Percentage of common stock owned by the entity					37.50%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Change in estimated total costs, USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Change in estimated total costs
Revenue recognition
Increase (decrease) in operating income	$ 3.1	$ 7.1	$ 3.6	$ 7.8	$ 17.5	$ 17	$ 8.8	$ 3.6
Increase (decrease) in revenue					$ 12	$ 11.5	$ 5.8	$ 2.7
Increase (decrease) in net income per common share (in dollars per share)	$ 0.1	$ 0.19	$ 0.12	$ 0.2	$ 0.45	$ 0.43	$ 0.22	$ 0.1

RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details) (USD $)	3 Months Ended											6 Months Ended			9 Months Ended		12 Months Ended						3 Months Ended										6 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended										6 Months Ended		9 Months Ended	12 Months Ended				3 Months Ended										6 Months Ended		9 Months Ended	12 Months Ended					3 Months Ended										6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2012	Sep. 30, 2008	Mar. 31, 2012 Revenue Recognition Adjustments	Dec. 31, 2011 Revenue Recognition Adjustments	Sep. 30, 2011 Revenue Recognition Adjustments	Jun. 30, 2011 Revenue Recognition Adjustments	Mar. 31, 2011 Revenue Recognition Adjustments	Dec. 31, 2010 Revenue Recognition Adjustments	Sep. 30, 2010 Revenue Recognition Adjustments	Jun. 30, 2010 Revenue Recognition Adjustments	Mar. 31, 2010 Revenue Recognition Adjustments	Dec. 31, 2009 Revenue Recognition Adjustments	Mar. 31, 2012 Revenue Recognition Adjustments	Mar. 31, 2011 Revenue Recognition Adjustments	Jun. 30, 2012 Revenue Recognition Adjustments	Jun. 30, 2011 Revenue Recognition Adjustments	Sep. 30, 2011 Revenue Recognition Adjustments	Sep. 30, 2010 Revenue Recognition Adjustments	Sep. 30, 2009 Revenue Recognition Adjustments	Sep. 30, 2008 Revenue Recognition Adjustments	Mar. 31, 2012 Other Adjustments	Dec. 31, 2011 Other Adjustments	Sep. 30, 2011 Other Adjustments	Jun. 30, 2011 Other Adjustments	Mar. 31, 2011 Other Adjustments	Dec. 31, 2010 Other Adjustments	Sep. 30, 2010 Other Adjustments	Jun. 30, 2010 Other Adjustments	Mar. 31, 2010 Other Adjustments	Dec. 31, 2009 Other Adjustments	Mar. 31, 2012 Other Adjustments	Mar. 31, 2011 Other Adjustments	Jun. 30, 2011 Other Adjustments	Sep. 30, 2011 Other Adjustments	Sep. 30, 2010 Other Adjustments	Sep. 30, 2009 Other Adjustments	Sep. 30, 2008 Other Adjustments	Mar. 31, 2012 Previously Reported	Dec. 31, 2011 Previously Reported	Sep. 30, 2011 Previously Reported	Jun. 30, 2011 Previously Reported	Mar. 31, 2011 Previously Reported	Dec. 31, 2010 Previously Reported	Sep. 30, 2010 Previously Reported	Jun. 30, 2010 Previously Reported	Mar. 31, 2010 Previously Reported	Dec. 31, 2009 Previously Reported	Mar. 31, 2012 Previously Reported	Mar. 31, 2011 Previously Reported	Jun. 30, 2011 Previously Reported	Sep. 30, 2011 Previously Reported	Sep. 30, 2010 Previously Reported	Sep. 30, 2009 Previously Reported	Sep. 30, 2008 Previously Reported	Sep. 30, 2008 Previously Reported Revenue Recognition Adjustments	Mar. 31, 2012 Adjustments	Dec. 31, 2011 Adjustments	Sep. 30, 2011 Adjustments	Jun. 30, 2011 Adjustments	Mar. 31, 2011 Adjustments	Dec. 31, 2010 Adjustments	Sep. 30, 2010 Adjustments	Jun. 30, 2010 Adjustments	Mar. 31, 2010 Adjustments	Dec. 31, 2009 Adjustments	Mar. 31, 2012 Adjustments	Mar. 31, 2011 Adjustments	Jun. 30, 2011 Adjustments	Sep. 30, 2011 Adjustments	Sep. 30, 2010 Adjustments	Sep. 30, 2009 Adjustments	Sep. 30, 2008 Adjustments
Increase in retained earnings																																																																																												$ 23,000,000
Increase in accumulated other comprehensive income																																																																																												(900,000)
Retained earnings	751,439,000	670,443,000	650,254,000	629,560,000	617,341,000	595,291,000	571,586,000	553,452,000	539,269,000	522,541,000	498,006,000	751,439,000	670,443,000	595,291,000	703,255,000	617,341,000	715,043,000	629,560,000	553,452,000	486,170,000		427,836,000																		25,587,000																	(2,619,000)	641,336,000	620,291,000	598,849,000	577,155,000	556,341,000	541,475,000	521,567,000	510,720,000	488,020,000	469,406,000	641,336,000	556,341,000	577,155,000	598,849,000	521,567,000	455,743,000	404,868,000		29,107,000	29,963,000	30,711,000	40,186,000	38,950,000	30,111,000	31,885,000	28,549,000	34,521,000	28,600,000	29,107,000	38,950,000	40,186,000	30,711,000	31,885,000	30,427,000
Net Income	27,210,000	23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	16,588,000	16,730,000	26,940,000	11,836,000	39,729,000	44,187,000	47,816,000	70,273,000	69,885,000	92,104,000	83,904,000	72,094,000	63,145,000			(1,188,000)	(440,000)	(7,845,000)	1,246,000	9,469,000	(549,000)	3,415,000	(6,583,000)	6,119,000	(2,921,000)	(2,367,000)	9,612,000	70,273,000	10,821,000	2,321,000	31,000	9,900,000		332,000	(308,000)	(1,630,000)	(10,000)	(630,000)	(1,225,000)	(79,000)	611,000	(198,000)	1,094,000	24,000	(1,855,000)	(1,865,000)	(3,495,000)	1,427,000	(2,441,000)		24,304,000	21,487,000	24,149,000	20,870,000	20,030,000	20,029,000	13,252,000	22,702,000	21,019,000	13,663,000	45,791,000	40,059,000	60,929,000	85,078,000	70,636,000	55,686,000			(856,000)	(748,000)	(9,475,000)	1,236,000	8,839,000	(1,774,000)	3,336,000	(5,972,000)	5,921,000	(1,827,000)	(2,343,000)	7,757,000	8,956,000	(1,174,000)	1,458,000	7,459,000
Reclassification
Service cost erroneously classified as product cost				5,000,000	8,900,000													13,900,000
Current assets:
Cash and cash equivalents	148,605,000	230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	148,605,000	230,766,000	250,976,000	231,129,000	312,857,000	212,267,000	329,148,000	295,434,000	244,074,000	174,116,000	112,696,000																																				230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	230,766,000	250,976,000	312,857,000	329,148,000	295,434,000	244,074,000	112,696,000	112,696,000
Short-term investments		7,895,000	18,872,000	25,829,000	26,108,000	42,288,000	53,155,000	84,081,000	79,372,000	68,912,000	24,070,000		7,895,000	42,288,000		26,108,000		25,829,000	84,081,000	8,127,000																																						7,895,000	18,872,000	25,829,000	26,108,000	42,288,000	53,155,000	84,081,000	79,372,000	68,912,000	24,070,000	7,895,000	42,288,000	26,108,000	25,829,000	84,081,000	8,127,000
Accounts receivable:
Trade and other receivables				20,259,000				11,594,000									17,543,000	20,259,000	11,594,000	12,833,000																																								20,259,000				11,594,000							20,259,000	11,594,000	12,833,000
Long-term contracts				207,426,000				201,898,000									333,617,000	207,426,000	201,898,000	222,709,000																																								204,120,000				199,353,000							204,120,000	199,353,000	223,186,000					3,306,000				2,545,000							3,306,000	2,545,000	(477,000)
Allowance for doubtful accounts				(395,000)				(663,000)									(463,000)	(395,000)	(663,000)	(4,558,000)																																								(395,000)				(663,000)							(395,000)	(663,000)	(4,558,000)
Current accounts receivable	414,066,000	292,704,000	254,811,000	227,290,000	207,950,000	234,162,000	207,260,000	212,829,000	217,001,000	218,962,000	206,333,000	414,066,000	292,704,000	234,162,000	323,118,000	207,950,000	350,697,000	227,290,000	212,829,000	230,984,000																																						292,704,000	254,811,000	223,984,000	207,950,000	234,162,000	207,260,000	210,284,000	217,001,000	218,962,000	206,333,000	292,704,000	234,162,000	207,950,000	223,984,000	210,284,000	231,461,000					3,306,000				2,545,000							3,306,000	2,545,000	(477,000)
Recoverable income taxes	5,600,000	16,576,000	27,268,000	24,917,000	10,092,000	12,946,000	4,595,000	6,810,000	3,541,000	3,900,000	276,000	5,600,000	16,576,000	12,946,000	5,372,000	10,092,000	7,083,000	24,917,000	6,810,000	249,000																																						12,392,000	22,177,000	20,725,000	9,762,000	12,843,000		8,320,000				12,392,000	12,843,000	9,762,000	20,725,000	8,320,000				4,184,000	5,091,000	4,192,000	330,000	103,000	4,595,000	(1,510,000)	3,541,000	3,900,000	276,000	4,184,000	103,000	330,000	4,192,000	(1,510,000)	249,000
Inventories	50,992,000	51,398,000	43,341,000	38,359,000	41,230,000	37,387,000	40,538,000	40,653,000	47,083,000	59,382,000	62,164,000	50,992,000	51,398,000	37,387,000	49,622,000	41,230,000	52,366,000	38,359,000	40,653,000	57,605,000																																						50,664,000	42,172,000	36,729,000	37,578,000	33,248,000	35,471,000	32,820,000	42,484,000	50,066,000	54,510,000	50,664,000	33,248,000	37,578,000	36,729,000	32,820,000	49,107,000			734,000	1,169,000	1,630,000	3,652,000	4,139,000	5,067,000	7,833,000	4,599,000	9,316,000	7,654,000	734,000	4,139,000	3,652,000	1,630,000	7,833,000	8,498,000
Deferred income taxes				9,483,000				14,290,000									7,587,000	9,483,000	14,290,000	20,191,000																																								13,778,000				17,825,000							13,778,000	17,825,000	22,132,000					(4,295,000)				(3,535,000)							(4,295,000)	(3,535,000)	(1,941,000)
Prepaid expenses and other current assets				21,080,000				26,127,000									13,977,000	21,080,000	26,127,000	29,957,000																																								20,452,000				25,893,000							20,452,000	25,893,000	29,957,000					628,000				234,000							628,000	234,000
Total current assets	704,850,000	687,141,000	649,874,000	676,106,000	635,962,000	615,953,000	557,093,000	680,224,000	631,063,000	650,378,000	57,030,000	704,850,000	687,141,000	615,953,000	694,630,000	635,962,000	712,726,000	676,106,000	680,224,000	591,187,000																																						687,330,000	647,956,000	670,645,000	636,001,000	615,097,000	550,622,000	674,657,000	624,917,000	640,803,000	565,614,000	687,330,000	615,097,000	636,001,000	670,645,000	674,657,000	584,858,000			(189,000)	1,918,000	5,461,000	(39,000)	856,000	6,471,000	5,567,000	6,146,000	9,575,000	4,416,000	(189,000)	856,000	(39,000)	5,461,000	5,567,000	6,329,000
Long-term contract receivables	20,830,000	23,590,000	24,140,000	23,700,000	24,275,000	25,180,000	26,530,000	28,080,000	29,800,000	17,000,000	9,300,000	20,830,000	23,590,000	25,180,000	22,850,000	24,275,000	22,070,000	23,700,000	28,080,000	13,400,000																																						23,590,000	24,140,000	23,700,000	24,275,000	25,180,000	26,530,000	28,080,000	29,800,000	17,000,000	9,300,000	23,590,000	25,180,000	24,275,000	23,700,000	28,080,000	13,400,000
Property, plant and equipment - net	54,732,000	55,525,000	52,045,000	48,467,000	47,828,000	47,635,000	47,210,000	47,469,000	47,228,000	47,190,000	48,327,000	54,732,000	55,525,000	47,635,000	56,166,000	47,828,000	55,327,000	48,467,000	47,469,000	48,895,000																																						55,525,000	52,045,000	48,467,000	47,828,000	47,635,000	47,210,000	47,469,000	47,228,000	47,190,000	48,327,000	55,525,000	47,635,000	47,828,000	48,467,000	47,469,000	48,895,000
Deferred income taxes				12,824,000				19,288,000									16,364,000	12,824,000	19,288,000	14,504,000																																								11,318,000				18,570,000							11,318,000	18,570,000	14,082,000					1,506,000				718,000							1,506,000	718,000	422,000
Goodwill	185,589,000	146,812,000	146,413,000	146,355,000	146,972,000	146,769,000	150,291,000	64,142,000	58,872,000	59,092,000	59,529,000	185,589,000	146,812,000	146,769,000	146,597,000	146,972,000	146,933,000	146,355,000	64,142,000	59,433,000		61,032,000																																				146,812,000	146,413,000	146,355,000	146,972,000	146,769,000	150,291,000	64,142,000	58,872,000	59,092,000	59,529,000	146,812,000	146,769,000	146,972,000	146,355,000	64,142,000	59,433,000
Purchased intangibles	62,930,000	46,493,000	50,147,000	54,139,000	58,290,000	62,529,000	67,204,000	26,295,000	34,035,000	25,274,000	26,952,000	62,930,000	46,493,000	62,529,000	42,836,000	58,290,000	39,374,000	54,139,000	26,295,000	28,618,000																																						46,493,000	50,147,000	54,139,000	58,290,000	62,529,000	67,204,000	26,295,000	34,035,000	25,274,000	26,952,000	46,493,000	62,529,000	58,290,000	54,139,000	26,295,000	28,618,000
Other assets		20,426,000	19,624,000	4,933,000	17,111,000	17,371,000	17,287,000	6,021,000	20,860,000	21,581,000	21,728,000		20,426,000	17,371,000	22,087,000	17,111,000	6,648,000	4,933,000	6,021,000	7,536,000																																						18,920,000	18,118,000	4,216,000	15,047,000	15,333,000	15,271,000	5,196,000	20,105,000	20,457,000	20,680,000	18,920,000	15,333,000	15,047,000	4,216,000	5,196,000	7,029,000			1,506,000	1,506,000	717,000	2,064,000	2,038,000	2,016,000	825,000	755,000	1,124,000	1,048,000	1,506,000	2,038,000	2,064,000	717,000	825,000	507,000
Total assets	1,100,243,000	979,987,000	942,243,000	966,524,000	930,438,000	915,437,000	865,615,000	871,519,000	821,858,000	820,515,000	735,866,000	1,100,243,000	979,987,000	915,437,000	998,861,000	930,438,000	1,026,317,000	966,524,000	871,519,000	763,573,000																																						978,670,000	938,819,000	958,840,000	928,413,000	912,543,000	857,128,000	864,409,000	814,957,000	809,816,000	730,402,000	978,670,000	912,543,000	928,413,000	958,840,000	864,409,000	756,315,000			1,317,000	3,424,000	7,684,000	2,025,000	2,894,000	8,487,000	7,110,000	6,901,000	10,699,000	5,464,000	1,317,000	2,894,000	2,025,000	7,684,000	7,110,000	7,258,000
Current liabilities:
Trade accounts payable	33,322,000	42,785,000	31,554,000	43,984,000	42,316,000	33,901,000	23,723,000	39,085,000	36,549,000	37,531,000	20,231,000	33,322,000	42,785,000	33,901,000	40,341,000	42,316,000	47,917,000	43,984,000	39,085,000	32,542,000																																						41,126,000	30,372,000	38,870,000	41,304,000	32,890,000	22,766,000	33,638,000	35,768,000	36,742,000	19,746,000	41,126,000	32,890,000	41,304,000	38,870,000	33,638,000	28,626,000			1,659,000	1,182,000	5,114,000	1,012,000	1,011,000	957,000	5,447,000	781,000	789,000	755,000	1,659,000	1,011,000	1,012,000	5,114,000	5,447,000	3,916,000
Customer advances	92,178,000	119,647,000	124,244,000	134,316,000	102,388,000	97,605,000	119,183,000	98,515,000	96,156,000	78,527,000	85,932,000	92,178,000	119,647,000	97,605,000	116,828,000	102,388,000	100,764,000	134,316,000	98,515,000	83,978,000																																						168,670,000	172,988,000	183,845,000	161,474,000	154,022,000	160,830,000	139,723,000	131,505,000	119,404,000	121,197,000	168,670,000	154,022,000	161,474,000	183,845,000	139,723,000	123,458,000			(49,023,000)	(48,744,000)	(49,529,000)	(59,086,000)	(56,417,000)	(41,647,000)	(41,208,000)	(35,349,000)	(40,877,000)	(35,265,000)	(49,023,000)	(56,417,000)	(59,086,000)	(49,529,000)	(41,208,000)	(39,480,000)
Accrued compensation		84,793,000	88,929,000	49,513,000	109,094,000	129,751,000	91,948,000	48,994,000	94,794,000	121,720,000	84,101,000		84,793,000	129,751,000	84,238,000	109,094,000	52,680,000	49,513,000	48,994,000	49,134,000																																						83,499,000	86,344,000	49,513,000	105,959,000	127,603,000	90,012,000	48,994,000	93,927,000	121,264,000	84,423,000	83,499,000	127,603,000	105,959,000	49,513,000	48,994,000	49,134,000			1,294,000	2,585,000		3,135,000	2,148,000	1,936,000		867,000	456,000	(322,000)	1,294,000	2,148,000	3,135,000
Other current liabilities				57,006,000			13,902,000	61,091,000									55,988,000	57,006,000	61,091,000	59,644,000																																								53,826,000			1,604,000	60,041,000							53,826,000	60,041,000	60,402,000								12,298,000	1,050,000								1,050,000	(758,000)
Income taxes payable	7,094,000	21,346,000	19,606,000	18,716,000	18,127,000	19,148,000	14,517,000	27,219,000	29,838,000	30,974,000	9,715,000	7,094,000	21,346,000	19,148,000	19,804,000	18,127,000	20,733,000	18,716,000	27,219,000	12,099,000																																						11,922,000	8,460,000	7,902,000	7,063,000	7,597,000	1,604,000	20,107,000	19,515,000	18,293,000	3,053,000	11,922,000	7,597,000	7,063,000	7,902,000	20,107,000	3,491,000			9,424,000	11,146,000	10,814,000	11,064,000	11,551,000	12,913,000	7,112,000	10,323,000	12,681,000	6,662,000	9,424,000	11,551,000	11,064,000	10,814,000	7,112,000	8,608,000
Current portion of long-term debt	527,000	4,556,000	4,539,000	4,541,000	4,554,000	4,556,000	4,541,000	4,545,000	4,518,000	4,527,000	4,561,000	527,000	4,556,000	4,556,000	4,545,000	4,554,000	4,561,000	4,541,000	4,545,000	4,554,000																																						4,556,000	4,539,000	4,541,000	4,554,000	4,556,000	4,541,000	4,545,000	4,518,000	4,527,000	4,561,000	4,556,000	4,556,000	4,554,000	4,541,000	4,545,000	4,554,000
Total current liabilities	286,217,000	273,127,000	268,872,000	308,076,000	276,479,000	284,961,000	253,912,000	279,449,000	261,855,000	273,279,000	204,540,000	286,217,000	273,127,000	284,961,000	265,756,000	276,479,000	282,643,000	308,076,000	279,449,000	241,951,000																																						309,773,000	302,703,000	338,497,000	320,354,000	326,668,000	279,753,000	307,048,000	285,233,000	300,230,000	232,710,000	309,773,000	326,668,000	320,354,000	338,497,000	307,048,000	269,665,000			(36,646,000)	(33,831,000)	(30,421,000)	(43,875,000)	(41,707,000)	(25,841,000)	(27,599,000)	(23,378,000)	(26,951,000)	(28,170,000)	(36,646,000)	(41,707,000)	(43,875,000)	(30,421,000)	(27,599,000)	(27,714,000)
Long-term debt	52,502,000	7,191,000	7,233,000	11,377,000	11,596,000	11,574,000	11,786,000	15,949,000	15,884,000	16,077,000	16,409,000	52,502,000	7,191,000	11,574,000	6,995,000	11,596,000	6,942,000	11,377,000	15,949,000	20,570,000																																						7,191,000	7,233,000	11,377,000	11,596,000	11,754,000	11,786,000	15,949,000	15,884,000	16,077,000	16,409,000	7,191,000	11,754,000	11,596,000	11,377,000	15,949,000	20,570,000
Accrued pension liability				41,166,000				39,855,000									46,382,000	41,166,000	39,855,000	33,762,000																																								38,223,000				37,015,000							38,223,000	37,015,000	32,214,000					2,943,000				2,840,000							2,943,000	2,840,000	1,548,000
Deferred compensation				7,884,000				8,508,000									8,619,000	7,884,000	8,508,000	7,902,000																																								7,884,000				8,508,000							7,884,000	8,508,000	7,902,000
Income taxes payable				12,129,000				9,961,000									4,862,000	12,129,000	9,961,000	11,001,000																																								4,479,000				3,382,000							4,479,000	3,382,000	5,119,000					7,650,000				6,579,000							7,650,000	6,579,000	5,882,000
Other non-current liabilities		69,059,000	66,902,000	6,582,000	68,353,000	67,129,000	69,641,000	4,748,000	51,050,000	52,686,000	53,647,000		69,059,000	67,129,000	69,130,000	68,353,000	6,527,000	6,582,000	4,748,000																																							57,954,000	56,157,000	6,582,000	58,313,000	57,270,000	60,040,000	4,748,000	43,499,000	45,199,000	46,048,000	57,954,000	57,270,000	58,313,000	6,582,000	4,748,000				11,105,000	10,745,000		10,040,000	9,859,000	9,601,000		7,551,000	7,487,000	7,599,000	11,105,000	9,859,000	10,040,000
Shareholders' equity:
Preferred stock, no par value: Authorized--5,000 shares Issued and outstanding--none
Common stock, no par value: Authorized--50,000 shares 2012, 2011 and 2010--Issued 35,682 shares, outstanding--26,736 shares 2009--Issued 35,677 shares, outstanding--26,732 shares	12,633,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,530,000	12,633,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,530,000																																						12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,530,000	12,574,000	12,574,000	12,574,000	12,574,000	12,574,000	12,530,000
Retained earnings	751,439,000	670,443,000	650,254,000	629,560,000	617,341,000	595,291,000	571,586,000	553,452,000	539,269,000	522,541,000	498,006,000	751,439,000	670,443,000	595,291,000	703,255,000	617,341,000	715,043,000	629,560,000	553,452,000	486,170,000		427,836,000																		25,587,000																	(2,619,000)	641,336,000	620,291,000	598,849,000	577,155,000	556,341,000	541,475,000	521,567,000	510,720,000	488,020,000	469,406,000	641,336,000	556,341,000	577,155,000	598,849,000	521,567,000	455,743,000	404,868,000		29,107,000	29,963,000	30,711,000	40,186,000	38,950,000	30,111,000	31,885,000	28,549,000	34,521,000	28,600,000	29,107,000	38,950,000	40,186,000	30,711,000	31,885,000	30,427,000
Accumulated other comprehensive loss	(34,464,000)	(16,172,000)	(27,306,000)	(26,493,000)	(19,525,000)	(19,836,000)	(17,364,000)	(16,340,000)	(22,154,000)	(20,022,000)	(13,195,000)	(34,464,000)	(16,172,000)	(19,836,000)	(22,667,000)	(19,525,000)	(21,148,000)	(26,493,000)	(16,340,000)	(14,242,000)																																						(13,923,000)	(23,853,000)	(23,294,000)	(15,199,000)	(15,628,000)	(11,980,000)	(9,745,000)	(16,333,000)	(15,664,000)	(10,630,000)	(13,923,000)	(15,628,000)	(15,199,000)	(23,294,000)	(9,745,000)	(11,357,000)			(2,249,000)	(3,453,000)	(3,199,000)	(4,326,000)	(4,208,000)	(5,384,000)	(6,595,000)	(5,821,000)	(4,358,000)	(2,565,000)	(2,249,000)	(4,208,000)	(4,326,000)	(3,199,000)	(6,595,000)	(2,885,000)
Treasury stock at cost - 8,945 shares	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,074,000)	(36,074,000)	(36,074,000)	(36,071,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,074,000)	(36,071,000)																																						(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,074,000)	(36,074,000)	(36,074,000)	(36,071,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,078,000)	(36,074,000)	(36,071,000)
Shareholders' equity related to Cubic	693,530,000	630,767,000	599,444,000	579,563,000	574,312,000	551,951,000	530,718,000	513,612,000	493,615,000	479,019,000	461,270,000	693,530,000	630,767,000	551,951,000	657,084,000	574,312,000	670,391,000	579,563,000	513,612,000	448,387,000																																						603,909,000	572,934,000	552,051,000	538,452,000	517,209,000	505,991,000	488,322,000	470,887,000	448,856,000	435,235,000	603,909,000	517,209,000	538,452,000	552,051,000	488,322,000	420,845,000			26,858,000	26,510,000	27,512,000	35,860,000	34,742,000	24,727,000	25,290,000	22,728,000	30,163,000	26,035,000	26,858,000	34,742,000	35,860,000	27,512,000	25,290,000	27,542,000
Noncontrolling interest in variable interest entity	76,000	(157,000)	(208,000)	(253,000)	(302,000)	(358,000)	(442,000)	(563,000)	(546,000)	(546,000)		76,000	(157,000)	(358,000)	(104,000)	(302,000)	(49,000)	(253,000)	(563,000)																																							(157,000)	(208,000)	(253,000)	(302,000)	(358,000)	(442,000)	(563,000)	(546,000)	(546,000)		(157,000)	(358,000)	(302,000)	(253,000)	(563,000)
Total shareholders' equity	693,606,000	630,610,000	599,236,000	579,310,000	574,010,000	551,593,000	530,276,000	513,049,000	493,069,000	478,473,000	461,270,000	693,606,000	630,610,000	551,593,000	656,980,000	574,010,000	670,342,000	579,310,000	513,049,000	448,387,000																																						603,752,000	572,726,000	551,798,000	538,150,000	516,851,000	505,549,000	487,759,000	470,341,000	448,310,000	435,235,000	603,752,000	516,851,000	538,150,000	551,798,000	487,759,000	420,845,000			26,848,000	26,510,000	27,512,000	35,860,000	34,742,000	24,727,000	25,290,000	22,728,000	30,163,000	26,035,000	26,848,000	34,742,000	35,860,000	27,512,000	25,290,000	27,542,000
Total liabilities and shareholders' equity	$ 1,100,243,000	$ 979,987,000	$ 942,243,000	$ 966,524,000	$ 930,438,000	$ 915,437,000	$ 865,615,000	$ 871,519,000	$ 821,858,000	$ 820,515,000	$ 735,866,000	$ 1,100,243,000	$ 979,987,000	$ 915,437,000	$ 998,861,000	$ 930,438,000	$ 1,026,317,000	$ 966,524,000	$ 871,519,000	$ 763,573,000																																						$ 978,670,000	$ 938,819,000	$ 958,840,000	$ 928,413,000	$ 912,543,000	$ 857,128,000	$ 864,409,000	$ 814,957,000	$ 809,816,000	$ 730,402,000	$ 978,670,000	$ 912,543,000	$ 928,413,000	$ 958,840,000	$ 864,409,000	$ 756,315,000			$ 1,317,000	$ 3,424,000	$ 7,684,000	$ 2,025,000	$ 2,894,000	$ 8,487,000	$ 7,110,000	$ 6,901,000	$ 10,699,000	$ 5,464,000	$ 1,317,000	$ 2,894,000	$ 2,025,000	$ 7,684,000	$ 7,110,000	$ 7,258,000

RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details 2) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net sales:
Products	$ 164,968,000			$ 155,776,000	$ 153,310,000	$ 172,079,000	$ 142,055,000	$ 155,380,000	$ 131,419,000	$ 180,177,000	$ 167,993,000	$ 133,629,000	$ 125,957,000	$ 300,669,000	$ 309,086,000	$ 287,991,000		$ 429,982,000	$ 663,287,000	$ 600,933,000	$ 607,756,000	$ 508,167,000
Services	199,337,000			183,869,000	163,456,000	170,942,000	180,732,000	192,509,000	150,465,000	173,819,000	157,125,000	138,854,000	120,638,000	377,007,000	347,325,000	342,976,000		523,709,000	718,208,000	694,648,000	590,436,000	517,757,000
Total net sales	364,305,000	359,687,000	365,397,000	339,645,000	316,766,000	343,021,000	322,787,000	347,889,000	281,884,000	353,996,000	325,118,000	272,483,000	246,595,000	677,676,000	656,411,000	630,967,000		953,691,000	1,381,495,000	1,295,581,000	1,198,192,000	1,025,924,000
Costs and expenses:
Products	117,123,000			106,684,000	113,449,000	122,189,000	101,486,000	106,813,000	87,791,000	131,789,000	120,222,000	88,330,000	90,076,000	218,018,000	220,133,000	194,604,000		296,090,000	451,573,000	418,279,000	430,417,000	378,052,000
Services	153,766,000			145,642,000	131,408,000	144,457,000	144,992,000	152,369,000	122,244,000	148,035,000	142,169,000	115,317,000	105,493,000	297,617,000	277,050,000	274,613,000		419,605,000	594,662,000	564,062,000	511,014,000	418,292,000
Selling, general and administrative	41,320,000			43,039,000	35,220,000	45,160,000	37,981,000	38,514,000	38,136,000	32,342,000	33,706,000	28,678,000	29,580,000	82,317,000	78,259,000	76,650,000		114,631,000	163,688,000	159,791,000	124,306,000	119,108,000
Research and development	7,098,000			8,072,000	4,896,000	7,453,000	6,281,000	5,271,000	6,255,000	8,633,000	4,995,000	3,611,000	1,737,000	12,920,000	12,968,000	11,526,000		17,807,000	28,722,000	25,260,000	18,976,000	8,173,000
Amortization of purchased intangibles	4,266,000			3,668,000	4,039,000	4,074,000	4,257,000	4,312,000	2,038,000	1,740,000	1,698,000	1,710,000	1,698,000	7,830,000	7,707,000	6,350,000		10,607,000	14,828,000	14,681,000	6,846,000	6,432,000
Total costs and expenses	329,657,000			307,105,000	289,012,000	323,333,000	294,997,000	307,279,000	256,464,000	322,539,000	302,790,000	237,646,000	228,584,000	624,786,000	596,117,000	563,743,000		858,740,000	1,253,473,000	1,182,073,000	1,091,559,000	930,057,000
Operating income	34,648,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	52,890,000	60,294,000	67,224,000		94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Other income (expense):
Interest and dividend income	312,000			964,000	762,000	839,000	490,000	375,000	864,000	236,000	457,000	551,000	346,000	749,000	1,726,000	1,239,000		1,729,000	2,994,000	2,568,000	1,590,000	1,664,000
Interest expense	(654,000)			(331,000)	(347,000)	(306,000)	(374,000)	(374,000)	(407,000)	(473,000)	(414,000)	(418,000)	(450,000)	(1,516,000)	(678,000)	(781,000)		(1,155,000)	(1,550,000)	(1,461,000)	(1,755,000)	(2,031,000)
Other income (expense) - net	(53,000)			122,000	923,000	2,124,000	1,232,000	(486,000)	(1,208,000)	(2,599,000)	319,000	5,221,000	696,000	49,000	1,045,000	(1,694,000)		(462,000)	821,000	1,662,000	3,637,000	661,000
Income before income taxes	34,253,000			33,295,000	29,092,000	22,345,000	29,138,000	40,125,000	24,669,000	28,621,000	22,690,000	40,191,000	18,603,000	52,172,000	62,387,000	65,988,000		95,063,000	130,287,000	116,277,000	110,105,000	96,161,000
Income taxes	7,043,000			9,847,000	8,353,000	7,671,000	7,032,000	11,256,000	6,414,000	12,033,000	5,960,000	13,251,000	6,767,000	12,443,000	18,200,000	18,172,000		25,178,000	38,183,000	32,373,000	38,011,000	33,016,000
Net income	27,210,000			23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	16,588,000	16,730,000	26,940,000	11,836,000	39,729,000	44,187,000	47,816,000	70,273,000	69,885,000	92,104,000	83,904,000	72,094,000	63,145,000
Less noncontrolling interest in income of VIE	52,000			51,000	45,000	49,000	56,000	84,000	121,000					125,000	96,000	205,000		261,000	204,000	310,000
Net income attributable to Cubic	27,158,000	21,088,000	26,721,000	23,397,000	20,694,000	14,625,000	22,050,000	28,785,000	18,134,000	16,588,000	16,730,000	26,940,000	11,836,000	39,604,000	44,091,000	47,611,000		69,624,000	91,900,000	83,594,000	72,094,000	63,145,000
Basic and diluted net income per common share (in dollars per share)		$ 0.79	$ 1	$ 0.88	$ 0.77	$ 0.55	$ 0.82	$ 1.08	$ 0.68	$ 0.62	$ 0.63	$ 1.01	$ 0.44		$ 1.62	$ 1.78		$ 2.6	$ 3.44	$ 3.13	$ 2.7	$ 2.36
Basic (in shares)	26,736,000			26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000	26,736,000	26,736,000	26,736,000		26,736,000	26,736,000	26,736,000	26,735,000	26,731,000
Diluted (in shares)	26,736,000			26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000	26,736,000	26,736,000	26,736,000		26,736,000	26,736,000	26,736,000	26,735,000	26,731,000
Revenue Recognition Adjustments
Net sales:
Products				(2,026,000)	(3,153,000)	(4,582,000)	(3,037,000)	(2,052,000)	(1,173,000)	2,387,000	(2,439,000)	2,933,000	(2,642,000)		(6,319,000)	(2,033,000)	498,402,000	(5,134,000)		(10,844,000)	239,000	(7,505,000)
Services				505,000	2,671,000	(3,690,000)	5,598,000	15,891,000	1,416,000	1,614,000	(2,666,000)	5,009,000	(1,986,000)		3,177,000	17,309,000	522,980,000	22,908,000		19,215,000	1,971,000	21,549,000
Total net sales				(1,521,000)	(482,000)	(8,272,000)	2,561,000	13,839,000	243,000	4,001,000	(5,105,000)	7,942,000	(4,628,000)		(3,142,000)	15,276,000	1,021,382,000	17,774,000		8,371,000	2,210,000	14,044,000
Costs and expenses:
Products				435,000	434,000	2,048,000	487,000	928,000	701,000	(1,170,000)	4,717,000	(1,662,000)	(1,207,000)		869,000	1,629,000	338,564,000	2,116,000		4,164,000	678,000	(2,004,000)
Services				(145,000)	(189,000)	505,000	341,000	(84,000)	433,000	(128,000)	140,000	615,000	679,000		(334,000)	349,000	430,602,000	690,000		1,195,000	1,306,000	1,850,000
Selling, general and administrative																	121,010,000
Research and development																	21,395,000
Amortization of purchased intangibles																	11,357,000
Total costs and expenses				290,000	245,000	2,553,000	828,000	844,000	1,134,000	1,298,000	4,857,000	(1,047,000)	(528,000)		535,000	1,978,000	922,928,000	2,806,000		5,359,000	1,984,000	(154,000)
Operating income				(1,811,000)	(727,000)	(10,825,000)	1,733,000	12,995,000	(891,000)	5,299,000	(9,962,000)	8,989,000	(4,100,000)		(3,677,000)	13,298,000	98,454,000	14,968,000		3,012,000	226,000	14,198,000
Other income (expense):
Interest and dividend income																	2,423,000
Interest expense																	(899,000)
Other income (expense) - net				(55,000)	(51,000)	(48,000)	(44,000)	(39,000)	(40,000)	(39,000)	(20,000)	(20,000)	(16,000)		(106,000)	(79,000)	95,000	(123,000)		(171,000)	(95,000)	(20,000)
Income before income taxes				(1,866,000)	(778,000)	(10,873,000)	1,689,000	12,956,000	(931,000)	5,260,000	(9,982,000)	8,969,000	(4,116,000)		(3,783,000)	13,219,000	100,073,000	14,845,000		2,841,000	131,000	14,178,000
Income taxes				(678,000)	(338,000)	(3,028,000)	443,000	3,487,000	(382,000)	1,845,000	(3,399,000)	2,850,000	(1,195,000)		(1,416,000)	3,607,000	29,800,000	4,024,000		520,000	100,000	4,278,000
Net income				(1,188,000)	(440,000)	(7,845,000)	1,246,000	9,469,000	(549,000)	3,415,000	(6,583,000)	6,119,000	(2,921,000)		(2,367,000)	9,612,000	70,273,000	10,821,000		2,321,000	31,000	9,900,000
Less noncontrolling interest in income of VIE																	149,000			310,000,000
Net income attributable to Cubic				(1,188,000)	(440,000)	(7,845,000)	1,246,000	9,469,000	(549,000)	3,415,000	(6,583,000)	6,119,000	(2,921,000)		(2,367,000)	9,612,000	70,124,000	10,821,000		2,321,000	31,000	9,900,000
Basic and diluted net income per common share (in dollars per share)				$ (0.04)	$ (0.02)	$ (0.29)	$ 0.05	$ 0.35	$ (0.02)	$ 0.13	$ 0.25	$ 0.23	$ 0.51		$ (0.09)	$ 0.36	$ 2.62	$ 0.4		$ 0.09	$ 0	$ 0.37
Basic (in shares)													26,732,000		26,736,000		26,736,000
Diluted (in shares)													26,732,000		26,736,000		26,736,000
Other Adjustments
Net sales:
Products				172,000	(849,000)	3,733,000	321,000	82,000	(2,779,000)	2,289,000	(1,017,000)	(18,000)	(1,107,000)		(677,000)	(2,697,000)		(2,376,000)		1,357,000	147,000	(992,000)
Services					(650,000)	650,000							1,646,000		(650,000)					650,000	1,646,000	(3,785,000)
Total net sales				172,000	(1,499,000)	4,383,000	321,000	82,000	(2,779,000)	2,289,000	(1,017,000)	(18,000)	539,000		(1,327,000)	(2,697,000)		(2,376,000)		2,007,000	1,793,000	(4,777,000)
Costs and expenses:
Products				370,000	(954,000)	2,978,000	722,000	(86,000)	(2,567,000)	2,122,000	(859,000)	51,000	1,404,000		(584,000)	(2,653,000)		(1,931,000)		1,047,000	(90,000)	(839,000)
Services					(646,000)	646,000									(646,000)					646,000		(2,139,000)
Selling, general and administrative				(790,000)	(199,000)	550,000	329,000	598,000	676,000	392,000	188,000	215,000	206,000		(989,000)	1,274,000		1,603,000		2,153,000	1,001,000	1,240,000
Total costs and expenses				(420,000)	(1,799,000)	4,174,000	1,051,000	512,000	(1,891,000)	2,514,000	(671,000)	266,000	(1,198,000)		(2,219,000)	(1,379,000)		(328,000)		3,846,000	911,000	(1,738,000)
Operating income				592,000	300,000	209,000	(730,000)	(430,000)	(888,000)	(225,000)	(346,000)	(284,000)	1,737,000		892,000	(1,318,000)		(2,048,000)		(1,839,000)	882,000	(3,039,000)
Other income (expense):
Other income (expense) - net				165,000	(717,000)	(1,509,000)	509,000	(431,000)	(941,000)	1,910,000	1,066,000	76,000	119,000		(552,000)	(1,372,000)		(863,000)		(2,372,000)	3,171,000	(218,000)
Income before income taxes				757,000	(417,000)	(1,300,000)	(221,000)	(861,000)	(1,829,000)	1,685,000	720,000	(208,000)	1,856,000		340,000	(2,690,000)		(2,911,000)		(4,211,000)	4,053,000	(3,257,000)
Income taxes				425,000	(109,000)	330,000	(211,000)	(231,000)	(604,000)	1,764,000	109,000	(10,000)	762,000		316,000	(835,000)		(1,046,000)		(716,000)	2,626,000	(816,000)
Net income				332,000	(308,000)	(1,630,000)	(10,000)	(630,000)	(1,225,000)	(79,000)	611,000	(198,000)	1,094,000		24,000	(1,855,000)		(1,865,000)		(3,495,000)	1,427,000	(2,441,000)
Net income attributable to Cubic				332,000	(308,000)	(1,630,000)	(10,000)	(630,000)	(1,225,000)	(79,000)	611,000	(198,000)	1,094,000		24,000	(1,855,000)		(1,865,000)		(3,495,000)	1,427,000	(2,441,000)
Basic and diluted net income per common share (in dollars per share)				$ 0.01	$ (0.01)	$ (0.06)	$ 0	$ (0.02)	$ (0.05)		$ 0.02	$ (0.01)	$ 0.04		$ 0	$ (0.07)		$ (0.07)		$ (0.13)	$ 0.06	$ (0.09)
Basic (in shares)															26,736,000
Diluted (in shares)															26,736,000
Reclassifications
Net sales:
Products						(4,834,000)	(3,670,000)			(4,388,000)	(18,363,000)	(3,539,000)	(3,079,000)					(3,670,000)		(8,504,000)	(29,369,000)	(10,215,000)
Services						4,834,000	3,670,000			4,388,000	18,363,000	3,539,000	3,079,000					3,670,000		8,504,000	29,369,000	10,215,000
Costs and expenses:
Products				(800,000)	(782,000)	(9,907,000)	(14,048,000)	(539,000)	(430,000)	(3,687,000)	(19,169,000)	(2,798,000)	(2,168,000)		(1,582,000)	(969,000)		(15,017,000)		(24,924,000)	(27,822,000)	13,583,000
Services						9,021,000	13,227,000			4,364,000	17,961,000	1,563,000	1,477,000					13,227,000		22,248,000	25,365,000	7,543,000
Selling, general and administrative				800,000	782,000	886,000	821,000	539,000	430,000	(677,000)	1,208,000	1,235,000	691,000		1,582,000	969,000		1,790,000		2,676,000	2,457,000	6,040,000
Other income (expense):
Basic (in shares)															26,736,000
Diluted (in shares)															26,736,000
Previously Reported
Net sales:
Products				157,630,000	157,312,000	177,762,000	148,441,000	157,350,000	135,371,000	179,889,000	189,812,000	134,253,000	132,785,000		314,942,000	292,721,000		441,162,000		618,924,000	636,739,000	526,879,000
Services				183,364,000	161,435,000	169,148,000	171,464,000	176,618,000	149,049,000	167,817,000	141,428,000	130,306,000	117,899,000		344,799,000	325,667,000		497,131,000		666,279,000	557,450,000	489,778,000
Total net sales				340,994,000	318,747,000	346,910,000	319,905,000	333,968,000	284,420,000	347,706,000	331,240,000	264,559,000	250,684,000		659,741,000	618,388,000		938,293,000		1,285,203,000	1,194,189,000	1,016,657,000
Costs and expenses:
Products				106,679,000	114,751,000	127,070,000	114,325,000	106,510,000	90,087,000	134,524,000	135,533,000	92,739,000	94,855,000		221,430,000	196,597,000		310,922,000		437,992,000	457,651,000	39,478,000
Services				145,787,000	132,243,000	134,285,000	131,424,000	152,453,000	121,811,000	143,799,000	124,068,000	113,139,000	103,337,000		278,030,000	274,264,000		405,688,000		539,973,000	484,343,000	411,038,000
Selling, general and administrative				43,029,000	34,637,000	43,724,000	36,831,000	37,377,000	37,030,000	32,627,000	32,310,000	27,228,000	28,683,000		77,666,000	74,407,000		111,238,000		154,962,000	120,848,000	111,828,000
Research and development				8,072,000	4,896,000	7,453,000	6,281,000	5,271,000	6,255,000	8,633,000	4,995,000	3,611,000	1,737,000		12,968,000	11,526,000		17,807,000		25,260,000	18,976,000	8,173,000
Amortization of purchased intangibles				3,668,000	4,039,000	4,074,000	4,257,000	4,312,000	2,038,000	1,740,000	1,698,000	1,710,000	1,698,000		7,707,000	6,350,000		10,607,000		14,681,000	6,846,000	6,432,000
Total costs and expenses				307,235,000	290,566,000	316,606,000	293,118,000	305,923,000	257,221,000	321,323,000	298,604,000	238,427,000	230,310,000		597,801,000	563,144,000		856,262,000		1,172,868,000	1,088,664,000	931,949,000
Operating income				33,759,000	28,181,000	30,304,000	26,787,000	28,045,000	27,199,000	26,383,000	32,636,000	26,132,000	20,374,000		61,940,000	55,244,000		82,031,000		112,335,000	105,525,000	84,708,000
Other income (expense):
Interest and dividend income				964,000	762,000	839,000	490,000	375,000	864,000	236,000	457,000	551,000	346,000		1,726,000	1,239,000		1,729,000		2,568,000	1,590,000	1,664,000
Interest expense				(331,000)	(347,000)	(306,000)	(374,000)	(374,000)	(407,000)	(473,000)	(414,000)	(418,000)	(450,000)		(678,000)	(781,000)		(1,155,000)		(1,461,000)	(1,755,000)	(2,031,000)
Other income (expense) - net				12,000	1,691,000	3,681,000	767,000	(16,000)	(227,000)	(4,470,000)	727,000	5,165,000	593,000		1,703,000	(243,000)		524,000		4,205,000	561,000	899,000
Income before income taxes				34,404,000	30,287,000	34,518,000	27,670,000	28,030,000	27,429,000	21,676,000	31,952,000	31,430,000	20,863,000		64,691,000	55,459,000		83,129,000		117,647,000	105,921,000	85,240,000
Income taxes				10,100,000	8,800,000	10,369,000	6,800,000	8,000,000	7,400,000	8,424,000	9,250,000	10,411,000	7,200,000		18,900,000	15,400,000		22,200,000		32,569,000	35,285,000	29,554,000
Net income				24,304,000	21,487,000	24,149,000	20,870,000	20,030,000	20,029,000	13,252,000	22,702,000	21,019,000	13,663,000		45,791,000	40,059,000		60,929,000		85,078,000	70,636,000	55,686,000
Less noncontrolling interest in income of VIE				51,000	45,000	49,000	56,000	84,000	121,000						96,000	205,000		261,000		310,000
Net income attributable to Cubic				$ 24,253,000	$ 21,442,000	$ 24,100,000	$ 20,814,000	$ 19,946,000	$ 19,908,000	$ 13,252,000	$ 22,702,000	$ 21,019,000	$ 13,663,000		$ 45,695,000	$ 39,854,000		$ 60,668,000		$ 84,768,000	$ 70,636,000	$ 55,686,000
Basic and diluted net income per common share (in dollars per share)				$ 0.91	$ 0.8	$ 0.9	$ 0.78	$ 0.75	$ 0.74	$ 0.5	$ 0.85	$ 0.79	$ 0.51		$ 1.71	$ 1.49		$ 2.27		$ 3.17	$ 2.64	$ 2.08
Basic (in shares)				26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000		26,736,000	26,736,000		26,736,000		26,736,000	26,735,000	26,731,000
Diluted (in shares)				26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000		26,736,000	26,736,000		26,736,000		26,736,000	26,735,000	26,731,000

RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details 3) (USD $)	3 Months Ended											6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Operating Activities:
Net income	$ 27,210,000	$ 23,448,000	$ 20,739,000	$ 14,674,000	$ 22,106,000	$ 28,869,000	$ 18,255,000	$ 16,588,000	$ 16,730,000	$ 26,940,000	$ 11,836,000	$ 39,729,000	$ 44,187,000	$ 47,816,000	$ 70,273,000	$ 69,885,000	$ 92,104,000	$ 83,904,000	$ 72,094,000	$ 63,145,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,879,000	5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000	11,597,000	11,297,000	10,086,000	17,140,000	16,246,000	22,857,000	22,341,000	14,469,000	15,586,000
Deferred income taxes																	(1,486,000)	2,512,000	1,130,000	5,320,000
Provision for doubtful accounts								(3,889,000)											(3,889,000)	3,038,000
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable																	(118,164,000)	3,566,000	25,225,000	41,077,000
Inventories																	(13,636,000)	2,442,000	17,304,000	(7,734,000)
Prepaid expenses and other current assets																	7,574,000	5,122,000	4,167,000	5,751,000
Accounts payable and other current liabilities																	8,525,000	(1,547,000)	(24,141,000)	15,083,000
Customer advances																	(37,999,000)	37,143,000	18,462,000	34,619,000
Income taxes																	11,929,000	(23,713,000)	(13,628,000)	(675,000)
Other items - net																	494,000	(2,676,000)	3,799,000	1,614,000
NET CASH USED IN OPERATING ACTIVITIES	(29,855,000)	(1,531,000)	(38,377,000)	34,442,000	52,024,000	27,640,000	14,988,000	56,526,000	12,290,000	34,826,000	11,350,000	(55,971,000)	(39,908,000)	42,628,000	(38,815,000)	94,652,000	(54,677,000)	129,094,000	114,992,000	176,824,000
Investing Activities:
Acquisition of businesses, net of cash acquired	(20,177,000)					(2,394,000)	(124,431,000)	(1,074,000)	(6,326,000)		(850,000)	(53,272,000)		(126,825,000)		(126,825,000)		(126,825,000)	(8,250,000)	(19,965,000)
Consolidation of variable interest entity								2,000		(38,266,000)									38,264,000
Proceeds from sales or maturities of short-term investments		10,977,000	6,957,000	279,000	16,180,000	10,867,000	30,926,000	46,057,000	33,711,000	3,148,000	76,000		17,934,000				25,829,000	58,252,000	82,992,000
Purchases of short-term investments								(50,766,000)	(44,171,000)	(47,990,000)	(16,019,000)		17,934,000	41,793,000	(25,829,000)	57,973,000			(158,946,000)	(8,127,000)
Purchases of property, plant and equipment	(2,438,000)	(4,901,000)	(5,249,000)	(3,127,000)	(2,026,000)	(2,135,000)	(1,440,000)	(2,239,000)	(1,936,000)	(1,532,000)	(1,171,000)	(3,861,000)	(10,150,000)	(3,575,000)	(13,244,000)	(5,601,000)	(14,226,000)	(8,728,000)	(6,878,000)	(5,332,000)
Other Items																				41,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(22,615,000)	6,076,000	1,708,000	(2,848,000)	14,154,000	6,338,000	(94,945,000)	(8,024,000)	(18,722,000)	(8,108,000)	(17,964,000)	(57,133,000)	7,784,000	(88,607,000)	12,585,000	(74,453,000)	11,603,000	(77,301,000)	(52,818,000)	(33,383,000)
Financing Activities:
Principal payments on long-term debt	(4,133,000)	(138,000)	(4,136,000)	(139,000)	(142,000)	(137,000)	(4,137,000)	(135,000)	(131,000)	(61,000)	(4,214,000)	(8,273,000)	(4,274,000)	(4,274,000)	(4,411,000)	(4,416,000)	(4,549,000)	(4,555,000)	(4,541,000)	(5,970,000)
Proceeds from issuance of common stock																			44,000	45,000
Purchases of treasury stock							(4,000)			(3,000)				(4,000)		(4,000)		(4,000)	(3,000)
Dividends paid to shareholders	(3,208,000)	(3,208,000)		(2,406,000)	(5,080,000)			(2,405,000)	(2,407,000)	44,000		(3,208,000)	(3,208,000)		(3,208,000)	(5,080,000)	(6,417,000)	(7,486,000)	(4,812,000)	(4,811,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	42,346,000	(71,930,000)	(4,136,000)	(2,545,000)	(5,222,000)	(137,000)	(4,141,000)	(2,540,000)	(2,538,000)	(20,000)	(4,214,000)	63,435,000	(76,066,000)	(4,278,000)	(76,203,000)	(9,500,000)	(79,550,000)	(12,045,000)	(9,312,000)	(10,736,000)
Effect of exchange rates on cash	(15,387,000)	9,010,000	798,000	(12,758,000)	925,000	2,864,000	2,935,000	2,260,000	(2,940,000)	(1,708,000)	886,000	(13,993,000)	9,808,000	5,799,000	4,414,000	6,724,000	5,743,000	(6,034,000)	(1,502,000)	(1,327,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(25,511,000)	(58,375,000)	(40,007,000)	16,291,000	61,881,000	36,705,000	(81,163,000)	48,222,000	(11,910,000)	24,990,000	(9,942,000)	(63,662,000)	(98,382,000)	(44,458,000)	(98,019,000)	17,423,000	(116,881,000)	33,714,000	51,360,000	131,378,000
Cash and cash equivalents at the beginning of the period	174,116,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	244,074,000	212,267,000	329,148,000	295,434,000	329,148,000	295,434,000	329,148,000	295,434,000	244,074,000		112,696,000
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	148,605,000	230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	148,605,000	230,766,000	250,976,000	231,129,000	312,857,000	212,267,000	329,148,000	295,434,000	244,074,000	112,696,000
Previously Reported
Operating Activities:
Net income		24,304,000	21,487,000	24,149,000	20,870,000	20,030,000	20,029,000	13,252,000	22,702,000	21,019,000	13,663,000		45,791,000	40,059,000		60,929,000		85,078,000	70,636,000	55,686,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000		11,297,000	10,086,000		16,246,000		22,341,000	14,469,000	15,586,000
Deferred income taxes																		4,048,000	(164,000)	3,346,000
Provision for doubtful accounts								(3,889,000)											(3,889,000)	3,038,000
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable																		4,219,000	28,565,000	36,211,000
Inventories																		(3,760,000)	16,638,000	(4,275,000)
Prepaid expenses and other current assets																		5,516,000	4,401,000	(5,141,000)
Accounts payable and other current liabilities																		(3,387,000)	(27,498,000)	14,175,000
Customer advances																		45,517,000	20,672,000	48,663,000
Income taxes																		(24,205,000)	(14,614,000)	(2,890,000)
Other items - net																		(2,779,000)	2,507,000	(1,352,000)
NET CASH USED IN OPERATING ACTIVITIES		(1,565,000)	(38,374,000)	36,414,000	51,945,000	28,076,000	16,153,000	54,394,000	11,118,000	34,867,000	11,344,000		(39,939,000)	44,229,000		96,174,000		132,588,000	111,723,000	176,033,000
Investing Activities:
Acquisition of businesses, net of cash acquired						(2,394,000)	(124,431,000)	(1,074,000)	(6,326,000)		(850,000)			(126,825,000)		(126,825,000)		(126,825,000)	(8,250,000)	(19,965,000)
Consolidation of variable interest entity								2,000		(38,266,000)									38,264,000
Proceeds from sales or maturities of short-term investments		10,977,000	6,957,000	279,000	16,180,000	10,867,000	30,926,000	46,057,000	33,711,000	3,148,000	76,000							58,252,000	82,992,000
Purchases of short-term investments								(50,766,000)	(44,171,000)	(47,990,000)	(16,019,000)		17,934,000	41,793,000		57,973,000			(158,946,000)	(8,127,000)
Purchases of property, plant and equipment		(4,901,000)	(5,249,000)	(3,127,000)	(2,026,000)	(2,135,000)	(1,440,000)	(2,239,000)	(1,936,000)	(1,532,000)	(1,171,000)		(10,150,000)	(3,575,000)		(5,601,000)		(8,728,000)	(6,878,000)	(5,332,000)
Other Items																				41,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES		6,076,000	1,708,000	(2,848,000)	14,154,000	6,338,000	(94,945,000)	(8,024,000)	(18,722,000)	(8,108,000)	(17,964,000)		7,784,000	(88,607,000)		(74,453,000)		(77,301,000)	(52,818,000)	(33,383,000)
Financing Activities:
Principal payments on long-term debt		(138,000)	(4,136,000)	(139,000)	(142,000)	(137,000)	(4,137,000)	(135,000)	(131,000)	(61,000)	(4,214,000)		(4,274,000)	(4,274,000)		(4,416,000)		(4,555,000)	(4,541,000)	(5,970,000)
Proceeds from issuance of common stock																			44,000	45,000
Purchases of treasury stock							(4,000)			(3,000)				(4,000)		(4,000)		(4,000)	(3,000)
Dividends paid to shareholders		(3,208,000)		(2,406,000)	(5,080,000)			(2,405,000)	(2,407,000)	44,000			(3,208,000)			(5,080,000)		(7,486,000)	(4,812,000)	(4,811,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		(71,930,000)	(4,136,000)	(2,545,000)	(5,222,000)	(137,000)	(4,141,000)	(2,540,000)	(2,538,000)	(20,000)	(4,214,000)		(76,066,000)	(4,278,000)		(9,500,000)		(12,045,000)	(9,312,000)	(10,736,000)
Effect of exchange rates on cash		9,044,000	795,000	(14,730,000)	1,004,000	2,428,000	1,770,000	4,392,000	(1,768,000)	(1,749,000)	892,000		9,839,000	4,198,000		5,202,000		(9,528,000)	1,767,000	(536,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS		(58,375,000)	(40,007,000)	16,291,000	61,881,000	36,705,000	(81,163,000)	48,222,000	(11,910,000)	24,990,000	(9,942,000)		(98,382,000)	(44,458,000)		17,423,000		33,714,000	51,360,000	131,378,000
Cash and cash equivalents at the beginning of the period		289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	244,074,000		329,148,000	295,434,000	329,148,000	295,434,000	329,148,000	295,434,000	244,074,000		112,696,000
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD		230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000		230,766,000	250,976,000		312,857,000		329,148,000	295,434,000	244,074,000	112,696,000
Adjustments
Operating Activities:
Net income		(856,000)	(748,000)	(9,475,000)	1,236,000	8,839,000	(1,774,000)	3,336,000	(5,972,000)	5,921,000	(1,827,000)		(2,343,000)	7,757,000		8,956,000		(1,174,000)	1,458,000	7,459,000
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes																		(1,536,000)	1,294,000	1,974,000
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable																		(653,000)	(3,340,000)	4,866,000
Inventories																		6,202,000	666,000	(3,459,000)
Prepaid expenses and other current assets																		(394,000)	(234,000)	(610,000)
Accounts payable and other current liabilities																		1,840,000	3,357,000	(494,000)
Customer advances																		(8,374,000)	(2,210,000)	(14,044,000)
Income taxes																		492,000	986,000	2,629,000
Other items - net																		103,000	1,292,000	(262,000)
NET CASH USED IN OPERATING ACTIVITIES		34,000	(3,000)	(1,972,000)	79,000	(436,000)	(1,165,000)	2,132,000	1,172,000	(41,000)	6,000		31,000	(1,601,000)		(1,522,000)		(3,494,000)	3,269,000	791,000
Financing Activities:
Effect of exchange rates on cash		$ (34,000)	$ 3,000	$ 1,972,000	$ (79,000)	$ 436,000	$ 1,165,000	$ (2,132,000)	$ (1,172,000)	$ 41,000	$ (6,000)		$ (31,000)	$ 1,601,000		$ 1,522,000		$ 3,494,000	$ (3,269,000)	$ (791,000)

ACQUISITIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Acquisitions
Weighted average useful life of intangible assets	6 years
Abraxas Corporation
Acquisitions
Cash paid for acquisition	$ 126
Weighted average useful life of intangible assets	6 years
Purchase price allocation
Recoverable income taxes		4.3
Deferred tax liabilities, net		(7.6)
Net tangible assets acquired		5.1
Net identifiable assets acquired		44.3
Goodwill		81.7
Total		126
Unaudited pro forma information
Net sales		1,309	1,256.1
Net income attributable to Cubic		83.6	72.4
Abraxas Corporation | Customer relationships
Purchase price allocation
Amortizable intangible assets		20.1
Abraxas Corporation | Backlog
Purchase price allocation
Amortizable intangible assets		11.5
Abraxas Corporation | Corporate trade names
Purchase price allocation
Amortizable intangible assets		5.7
Abraxas Corporation | Non-compete agreements
Purchase price allocation
Amortizable intangible assets		$ 5.2

INVESTMENT IN VARIABLE INTEREST ENTITY (Details) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended					13 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Mar. 31, 2010 Transaction Systems Limited (TranSys)	Sep. 30, 2012 Transaction Systems Limited (TranSys)	Sep. 30, 2011 Transaction Systems Limited (TranSys)	Sep. 30, 2010 Transaction Systems Limited (TranSys)	Nov. 30, 2010 Transaction Systems Limited (TranSys)	Mar. 05, 2010 Transaction Systems Limited (TranSys)	Jun. 30, 2010 TranSys prior to consolidation
Summarized financial information
Net sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000		$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000		$ 4,500,000	$ 4,400,000	$ 29,900,000
Operating income (loss)	34,648,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	52,890,000	60,294,000	67,224,000		94,951,000	128,022,000	113,508,000	106,633,000	95,867,000		600,000	900,000
Net income (loss)	27,210,000			23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	16,588,000	16,730,000	26,940,000	11,836,000	39,729,000	44,187,000	47,816,000	70,273,000	69,885,000	92,104,000	83,904,000	72,094,000	63,145,000
Cash used in operating activities	(29,855,000)			(1,531,000)	(38,377,000)	34,442,000	52,024,000	27,640,000	14,988,000	56,526,000	12,290,000	34,826,000	11,350,000	(55,971,000)	(39,908,000)	42,628,000	(38,815,000)	94,652,000	(54,677,000)	129,094,000	114,992,000	176,824,000			18,400,000	19,900,000
Fair value of assets and liabilities acquired
Cash and cash equivalents																												38,300,000
Other current assets																												16,900,000
Purchased intangibles																												200,000
Income taxes payable																												(20,700,000)
Other current liabilities																												(35,800,000)
Fair value of net assets acquired																												(1,100,000)
Assets and liabilities included in the entity's consolidated balance sheets
Total assets																								700,000	400,000	18,800,000
Total liabilities																								800,000	900,000	19,900,000
Percentage of common stock owned by the entity (as a percent)																							37.50%						37.50%
Number of shareholders to whom all revenues were virtually passed through prior to a new contract																											$ 2

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
Assets
Short-term investments			$ 7,895,000	$ 18,872,000	$ 25,829,000	$ 26,108,000	$ 42,288,000	$ 53,155,000	$ 84,081,000	$ 79,372,000	$ 68,912,000	$ 24,070,000	$ 8,127,000
Debt instruments
Fair Value	53,800,000	12,500,000			17,500,000				21,600,000				25,100,000
Carrying value of long-term debt	53,000,000	11,500,000			15,918,000				20,494,000				25,124,000
Assets and liabilities measured at fair value on a recurring basis | Level 1
Assets
Cash equivalents	115,214,000	171,300,000			266,842,000				129,756,000				178,893,000
Total assets measured at fair value	115,214,000	171,300,000			266,842,000				129,756,000				178,893,000
Assets and liabilities measured at fair value on a recurring basis | Level 2
Assets
Current derivative assets	2,827,000	3,779,000			7,466,000				11,428,000				18,106,000
Non-current derivative assets	5,303,000	3,713,000
Total assets measured at fair value	8,130,000	7,492,000			33,295,000				95,509,000				26,233,000
Liabilities
Current derivative liabilities	6,809,000	6,839,000			7,522,000				3,193,000				17,933,000
Non-current derivative liabilities	7,170,000	6,498,000			6,164,000				4,748,000
Total liabilities measured at fair value	13,979,000	13,337,000			13,686,000				7,941,000				17,933,000
Assets and liabilities measured at fair value on a recurring basis | Total
Assets
Cash equivalents	115,214,000	171,300,000			266,842,000				129,756,000				178,893,000
Current derivative assets	2,827,000	3,779,000			7,466,000				11,428,000				18,106,000
Non-current derivative assets	5,303,000	3,713,000
Total assets measured at fair value	123,344,000	178,792,000			300,137,000				225,265,000				205,126,000
Liabilities
Current derivative liabilities	6,809,000	6,839,000			7,522,000				3,193,000				17,933,000
Non-current derivative liabilities	7,170,000	6,498,000			6,164,000				4,748,000
Total liabilities measured at fair value	25,663,000	13,337,000			13,686,000				7,941,000				17,933,000
Short-term investments - tax exempt bonds | Assets and liabilities measured at fair value on a recurring basis | Level 2
Assets
Short-term investments					25,829,000				48,081,000
Short-term investments - tax exempt bonds | Assets and liabilities measured at fair value on a recurring basis | Total
Assets
Short-term investments					25,829,000				48,081,000
Short-term investments -U.S. government agency | Assets and liabilities measured at fair value on a recurring basis | Level 2
Assets
Short-term investments									36,000,000				8,127,000
Short-term investments -U.S. government agency | Assets and liabilities measured at fair value on a recurring basis | Total
Assets
Short-term investments									$ 36,000,000				$ 8,127,000

ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
Components of accounts receivable under long-term contracts
Amounts billed	$ 108,774	$ 91,132
Recoverable costs and accrued profits on progress completed--not billed	305,713	264,555
Total accounts receivable under long-term contracts		355,687				231,126				229,978				236,109
Less unbilled amounts not currently due	(20,830)	(22,070)	(22,850)	(23,590)	(24,140)	(23,700)	(24,275)	(25,180)	(26,530)	(28,080)	(29,800)	(17,000)	(9,300)	(13,400)
Accounts receivable under long-term contracts, current		333,617				207,426				201,898				222,709
Period that receivables will not be collected within to be classified as not currently due	1 year	1 year
U.S. government contracts
Components of accounts receivable under long-term contracts
Amounts billed		48,387				64,672				50,925				62,093
Recoverable costs and accrued profits on progress completed--not billed		95,764				50,748				54,403				43,022
Total accounts receivable under long-term contracts		144,151				115,420				105,328				105,115
Commercial customers
Components of accounts receivable under long-term contracts
Amounts billed		42,745				24,384				31,753				41,907
Recoverable costs and accrued profits on progress completed--not billed		168,791				91,322				92,897				89,087
Total accounts receivable under long-term contracts		211,536				115,706				124,650				130,994
Less unbilled amounts not currently due		$ (22,070)				$ (23,700)				$ (28,080)				$ (13,400)

INVENTORIES (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
INVENTORIES
Finished products														$ 55,000
Work in process and inventoried costs under long-term contracts	71,885,000	78,796,000				71,855,000				79,529,000				105,460,000
Customer advances	(21,601,000)	(27,288,000)				(34,582,000)				(41,575,000)				(49,734,000)
Materials and purchased parts	708,000	858,000				1,086,000				2,699,000				1,824,000
Net inventories	50,992,000	52,366,000	49,622,000	51,398,000	43,341,000	38,359,000	41,230,000	37,387,000	40,538,000	40,653,000	47,083,000	59,382,000	62,164,000	57,605,000
Costs incurred outside the scope of work or in advance of a contract award	1,600,000	1,900,000				1,200,000				100,000				900,000
General and administrative amounts for certain government contracts remaining in inventory		$ 4,700,000				$ 4,800,000				$ 4,000,000				$ 5,000,000

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
PROPERTY, PLANT AND EQUIPMENT
Accumulated depreciation and amortization	$ (107,895,000)	$ (101,572,000)	$ (98,064,000)	$ (93,761,000)
Property, plant and equipment - net	55,327,000	48,467,000	47,469,000	48,895,000	54,732,000	56,166,000	55,525,000	52,045,000	47,828,000	47,635,000	47,210,000	47,228,000	47,190,000	48,327,000
Depreciation of plant and equipment and amortization of leasehold improvements	8,000,000	7,700,000	7,600,000	9,200,000
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	16,045,000	15,963,000	15,821,000	15,292,000
Buildings and improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	44,376,000	43,416,000	42,754,000	42,661,000
Buildings and improvements | Minimum
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	15 years
Buildings and improvements | Maximum
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	39 years
Machinery and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	94,113,000	84,953,000	82,129,000	80,018,000
Machinery and other equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	5 years
Machinery and other equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	10 years
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	$ 8,688,000	$ 5,707,000	$ 4,829,000	$ 4,685,000

GOODWILL AND PURCHASED INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2008
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 146,355	$ 64,142	$ 59,433		$ 185,589	$ 146,597	$ 146,812	$ 146,413	$ 146,972	$ 146,769	$ 150,291	$ 58,872	$ 59,092	$ 59,529	$ 61,032
Reduction of acquired tax accrual				(1,083)
Goodwill acquired during the year		82,133	4,767
Foreign currency exchange rate changes	578	80	(58)	(516)
Balance at the end of the period	146,933	146,355	64,142	59,433	185,589	146,597	146,812	146,413	146,972	146,769	150,291	58,872	59,092	59,529	61,032
Transportation Systems
Changes in the carrying amount of goodwill
Balance at the beginning of the period	7,269	7,323	7,438												8,210
Foreign currency exchange rate changes	248	(54)	(115)	(772)
Balance at the end of the period	7,517	7,269	7,323	7,438											8,210
Defense Systems
Changes in the carrying amount of goodwill
Balance at the beginning of the period	20,653	20,084	15,260												160,870
Reduction of acquired tax accrual				(1,083)
Goodwill acquired during the year		435	4,767
Foreign currency exchange rate changes	330	134	57	256
Balance at the end of the period	20,983	20,653	20,084	15,260											160,870
Mission Support Services
Changes in the carrying amount of goodwill
Balance at the beginning of the period		36,735													36,735
Goodwill acquired during the year		81,698
Balance at the end of the period	$ 118,433	$ 118,433		$ 36,735											$ 36,735

GOODWILL AND PURCHASED INTANGIBLE ASSETS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended											6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Jun. 30, 2012
GOODWILL AND PURCHASED INTANGIBLE ASSETS
Weighted average amortization period of purchased intangible assets																6 years
Amortization expense	$ 4,266	$ 3,668	$ 4,039	$ 4,074	$ 4,257	$ 4,312	$ 2,038	$ 1,740	$ 1,698	$ 1,710	$ 1,698	$ 7,830	$ 7,707	$ 6,350	$ 10,607	$ 14,828	$ 14,681	$ 6,846	$ 6,432
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount				85,517				43,018								85,705	85,517	43,018	38,401
Amortized intangible assets, Accumulated Amortization				(31,378)				(16,723)								(46,331)	(31,378)	(16,723)	(9,783)
Total intangible assets, Net Carrying Amount	62,930	46,493	50,147	54,139	58,290	62,529	67,204	26,295	34,035	25,274	26,952	62,930	46,493	62,529	58,290	39,374	54,139	26,295	28,618	42,836
Expected amortization for purchased intangibles for each of the next five years
2013																12,246
2014																9,330
2015																6,495
2016																3,802
2017																1,962
Thereafter																5,539
Total expected amortization for purchased intangibles																39,374
Contract and program intangibles
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount				70,159				38,560								71,145	70,159	38,560	35,614
Amortized intangible assets, Accumulated Amortization				(27,921)				(15,170)								(40,785)	(27,921)	(15,170)	(8,875)
Total intangible assets, Net Carrying Amount				42,238				23,390								30,360	42,238	23,390	26,739
In-process research & development
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount				798				1,671									798	1,671
Total intangible assets, Net Carrying Amount				798				1,671									798	1,671
Other purchased intangibles
Purchased intangible assets
Amortized intangible assets, Gross Carrying Amount				14,560				2,787								14,560	14,560	2,787	2,787
Amortized intangible assets, Accumulated Amortization				(3,457)				(1,553)								(5,546)	(3,457)	(1,553)	(908)
Total intangible assets, Net Carrying Amount				11,103				1,234								9,014	11,103	1,234	1,879
Transportation Systems
Expected amortization for purchased intangibles for each of the next five years
2013																1,671
2014																1,671
2015																1,476
2016																1,380
2017																1,380
Thereafter																2,415
Total expected amortization for purchased intangibles																9,993
Defense Systems
Expected amortization for purchased intangibles for each of the next five years
2013																1,019
2014																593
2015																209
2016																66
Total expected amortization for purchased intangibles																1,887
Mission Support Services
Expected amortization for purchased intangibles for each of the next five years
2013																9,556
2014																7,066
2015																4,810
2016																2,356
2017																582
Thereafter																3,124
Total expected amortization for purchased intangibles																$ 27,494

FINANCING ARRANGEMENTS (Details)	1 Months Ended	12 Months Ended																																1 Months Ended	12 Months Ended
	Apr. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2009 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2012 Letters of credit primarily for self-insured liabilities USD ($)	Sep. 30, 2012 Letters of credit and bank guarantees USD ($)	Sep. 30, 2012 New Zealand USD ($)	Sep. 30, 2012 New Zealand NZD	Sep. 30, 2012 Australia USD ($)	Sep. 30, 2012 Australia AUD	Mar. 31, 2013 Unsecured notes	Sep. 30, 2012 Unsecured notes USD ($)	Sep. 30, 2011 Unsecured notes USD ($)	Sep. 30, 2010 Unsecured notes USD ($)	Sep. 30, 2009 Unsecured notes USD ($)	Sep. 30, 2012 Mortgage notes United Kingdom USD ($)	Sep. 30, 2011 Mortgage notes United Kingdom USD ($)	Sep. 30, 2010 Mortgage notes United Kingdom USD ($)	Sep. 30, 2009 Mortgage notes United Kingdom USD ($)	Mar. 31, 2013 Revolving credit agreement USD ($)	Sep. 30, 2012 Revolving credit agreement USD ($)	May 30, 2012 Revolving credit agreement USD ($)	May 31, 2012 Secured letter of credit agreement	Sep. 30, 2012 Secured letter of credit agreement USD ($)	Mar. 31, 2013 Secured letter of credit agreement USD ($)	Mar. 31, 2013 Secured letter of credit agreement United Kingdom USD ($)	Sep. 30, 2012 Secured letter of credit agreement United Kingdom USD ($)
Financial arrangement
Annual principal payments																							$ 4,000,000
Debt instrument interest rate stated percentage																						3.35%	6.31%				6.48%
Long-term debt		11,500,000	15,918,000	20,494,000	25,124,000	53,000,000																	8,000,000	12,000,000	16,000,000	20,000,000	3,503,000	3,918,000	4,494,000	5,124,000
Less current portion		(4,561,000)	(4,541,000)	(4,545,000)	(4,554,000)	(527,000)	(4,545,000)	(4,556,000)	(4,539,000)	(4,554,000)	(4,556,000)	(4,541,000)	(4,518,000)	(4,527,000)	(4,561,000)
Long-term debt, noncurrent portion		6,942,000	11,377,000	15,949,000	20,570,000	52,502,000	6,995,000	7,191,000	7,233,000	11,596,000	11,574,000	11,786,000	15,884,000	16,077,000	16,409,000
Maturities of long-term debt
2013		4,600,000
2014		4,600,000
2015		600,000
2016		600,000
2017		600,000
Amount of interest paid		7,400,000	1,100,000	1,400,000	1,800,000
Amount of interest paid to U.S. District Court in connection with arbitration award	5,900,000
Consolidated retained earnings available		375,100,000
Current borrowing capacity under revolving credit agreement																																150,000,000
Term under revolving credit or letter of agreement																																		5 years	1 year
Letters of credit outstanding																															43,600,000	23,500,000			64,300,000	60,500,000
Available amount under line of credit																															131,400,000	176,500,000
Cash on deposit as collateral																																					68,800,000	68,700,000
Letters of Credit and bank guarantees outstanding																7,200,000	100,800,000
Self-insurance liabilities		8,700,000	8,400,000	8,200,000	7,600,000
Short term borrowings
Maximum borrowing capacity under revolving credit agreement																		$ 400,000	500,000	$ 10,400,000	10,000,000										$ 200,000,000		$ 200,000,000		$ 66,700,000	$ 62,600,000

COMMITMENTS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
COMMITMENTS
Maximum renewal term of noncancelable operating leases	10 years
Sublease income	$ 400,000	$ 600,000	$ 600,000	$ 600,000
Rental expense, net of sublease income	10,200,000	9,100,000	8,000,000	6,600,000
Minimum initial term for operating leases with future minimum payments, under noncancelable operating leases	1 year
Future minimum payments, net of minimum sublease income, under noncancelable operating leases
2013	8,734,000
2014	7,082,000
2015	5,311,000
2016	3,904,000
2017	4,987,000
Thereafter	6,691,000
Total future minimum payments, net of minimum sublease income	$ 36,709,000

INCOME TAXES (Details) (USD $)	3 Months Ended											6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current:
Federal																$ 15,190,000	$ (999,000)	$ 14,891,000	$ 9,006,000
State																1,927,000	810,000	4,392,000	3,207,000
Foreign																19,323,000	22,740,000	17,960,000	16,078,000
Total current																36,440,000	22,551,000	37,243,000	28,291,000
Deferred:
Federal																331,000	9,356,000	992,000	3,714,000
State																328,000	299,000	340,000	591,000
Foreign																1,085,000	167,000	(564,000)	420,000
Total deferred provision (benefit)																1,743,000	9,822,000	768,000	4,725,000
Total income tax expense	7,043,000	9,847,000	8,353,000	7,671,000	7,032,000	11,256,000	6,414,000	12,033,000	5,960,000	13,251,000	6,767,000	12,443,000	18,200,000	18,172,000	25,178,000	38,183,000	32,373,000	38,011,000	33,016,000
Deferred tax assets:
Accrued employee benefits				9,303,000				9,112,000								9,153,000	9,303,000	9,112,000	8,064,000
Long-term contracts and inventory valuation reductions				8,215,000				7,115,000								9,062,000	8,215,000	7,115,000	7,580,000
Allowances for loss contingencies				6,883,000				6,223,000								5,339,000	6,883,000	6,223,000	5,316,000
Deferred compensation				3,444,000				3,246,000								3,756,000	3,444,000	3,246,000	3,306,000
Book over tax depreciation				709,000				1,373,000								471,000	709,000	1,373,000	1,357,000
Adjustment to pension liability				15,226,000				12,925,000								17,886,000	15,226,000	12,925,000	11,716,000
California research and development credit carryforward				2,750,000				3,484,000								3,882,000	2,750,000	3,484,000	2,529,000
Net Operating Losses				2,424,000				1,457,000								10,909,000	2,424,000	1,457,000	638,000
Foreign currency mark-to-market				2,177,000				1,529,000								2,192,000	2,177,000	1,529,000
Other				2,199,000				513,000								395,000	2,199,000	513,000	5,419,000
Subtotal				53,330,000				46,977,000								63,045,000	53,330,000	46,977,000	45,925,000
Valuation allowance				(2,750,000)				(3,484,000)								(4,205,000)	(2,750,000)	(3,484,000)	(2,529,000)
Deferred tax assets				50,580,000				43,493,000								58,840,000	50,580,000	43,493,000	43,396,000
Deferred tax liabilities:
Amortization of goodwill and intangibles				12,344,000				1,964,000								8,608,000	12,344,000	1,964,000	4,839,000
Deferred revenue				14,408,000				1,761,000								25,277,000	14,408,000	1,761,000	414,000
Foreign currency mark-to-market				284,000				673,000								269,000	284,000	673,000	630,000
State taxes								3,421,000								146,000		3,421,000	60,000
Other				1,237,000				2,096,000								589,000	1,237,000	2,096,000	2,758,000
Deferred tax liabilities				28,273,000				9,915,000								34,889,000	28,273,000	9,915,000	8,701,000
Net deferred tax asset				22,307,000				33,578,000								23,951,000	22,307,000	33,578,000	34,695,000
Foreign operating loss carryforwards																33,800,000
Unused state tax credits																$ 8,900,000

INCOME TAXES (Details 2)	3 Months Ended											6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Jun. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2009 USD ($)	Sep. 30, 2012 NZD	Sep. 30, 2008 USD ($)
Reconciliation of income tax computed at the U.S. federal statutory tax rate to income tax expense
Tax at U.S. statutory rate																$ 45,601,000	$ 40,697,000	$ 38,536,000	$ 33,656,000
State income taxes, net of federal tax effect																1,364,000	1,297,000	3,042,000	2,672,000
Nondeductible expenses																286,000	893,000	1,366,000	107,000
Change in reserve for uncertain tax positions																(2,909,000)	1,504,000	(832,000)	430,000
Tax effect from foreign dividend																2,773,000			3,063,000
Foreign earnings taxes at less than statutory rate																(7,153,000)	(6,415,000)	(2,548,000)	(3,760,000)
R&D credits generated in the current year																(906,000)	(2,696,000)	(491,000)	(3,395,000)
Reinstatement of federal research and development credit																	(1,406,000)
Other																(873,000)	(1,501,000)	(1,062,000)	243,000
Total income tax expense	7,043,000	9,847,000	8,353,000	7,671,000	7,032,000	11,256,000	6,414,000	12,033,000	5,960,000	13,251,000	6,767,000	12,443,000	18,200,000	18,172,000	25,178,000	38,183,000	32,373,000	38,011,000	33,016,000
Net changes in the liability for unrecognized tax benefits
Balance at the beginning of the period			10,715,000				8,958,000				9,958,000	8,300,000	10,715,000	8,958,000	8,958,000	10,715,000	8,958,000	9,958,000			8,881,000
Decrease related to tax positions in prior years:
Recognition of benefits from expiration of statutes																(1,227,000)	(1,172,000)	(1,747,000)	(1,555,000)
Recognition of benefits from settlement with tax authorities																(1,257,000)			(259,000)
Other																(585,000)
Tax positions related to the current year																409,000	2,452,000	778,000	3,142,000
Tax positions related to current year acquisitions																	484,000
Currency translation adjustment																212,000	(7,000)	(31,000)	(251,000)
Balance at the end of the period	8,900,000			10,715,000				8,958,000				8,900,000				8,300,000	10,715,000	8,958,000	9,958,000		8,881,000
Unrecognized tax benefits from permanent tax adjustments that, if recognized, would affect the effective rate	6,800,000											6,800,000				6,300,000
Increases related to settlements with taxing authorities																4,500,000
Interest and penalties accrued				3,000,000				2,300,000								3,100,000	3,000,000	2,300,000	2,000,000
Total liability for uncertain tax issues				13,700,000				11,200,000								11,300,000	13,700,000	11,200,000	11,900,000
Income tax payments, net of refunds																25,400,000	42,100,000	30,000,000	28,800,000
Components of income before income taxes
United States																38,428,000	33,955,000	59,984,000	38,729,000
Foreign																91,859,000	82,322,000	50,121,000	57,432,000
Income before income taxes	34,253,000	33,295,000	29,092,000	22,345,000	29,138,000	40,125,000	24,669,000	28,621,000	22,690,000	40,191,000	18,603,000	52,172,000	62,387,000	65,988,000	95,063,000	130,287,000	116,277,000	110,105,000	96,161,000
Excess capital in New Zealand																				40,000,000
U.S. taxes provided on dividend																2,800,000
Approximate amount of undistributed earnings of all the entity's foreign subsidiaries																$ 272,200,000

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012 Foreign currency forwards	Dec. 31, 2011 Foreign currency forwards	Sep. 30, 2011 Foreign currency forwards	Jun. 30, 2011 Foreign currency forwards	Mar. 31, 2011 Foreign currency forwards	Dec. 31, 2010 Foreign currency forwards	Sep. 30, 2010 Foreign currency forwards	Jun. 30, 2010 Foreign currency forwards	Mar. 31, 2010 Foreign currency forwards	Dec. 31, 2009 Foreign currency forwards	Mar. 31, 2013 Forward starting swap	Sep. 30, 2012 Forward starting swap	Mar. 31, 2013 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2012 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2011 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2010 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2009 Instruments designated as accounting hedges: Foreign currency forwards	Mar. 31, 2013 Instruments designated as accounting hedges: Forward starting swap	Sep. 30, 2012 Instruments designated as accounting hedges: Forward starting swap	Mar. 31, 2013 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2012 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2011 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2010 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2009 Instruments not designated as accounting hedges: Foreign currency forwards
Derivative instruments and hedging activities
Notional Principal outstanding derivative instruments			$ 370,100,000	$ 358,400,000	$ 290,400,000	$ 334,800,000	$ 352,700,000	$ 224,500,000	$ 232,500,000	$ 233,700,000	$ 178,600,000	$ 176,800,000	$ 58,400,000	$ 58,415,000	$ 380,823,000	$ 382,500,000	$ 290,400,000	$ 232,500,000	$ 148,300,000	$ 58,415,000	$ 58,415,000	$ 7,430,000	$ 5,945,000	$ 3,644,000	$ 7,794,000	$ 8,148,000
Estimated unrealized net gains from cash flow hedges which are expected to be reclassified into earnings in the next twelve months	$ (2,600,000)	$ 2,000,000

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (Instruments designated as accounting hedges:, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Derivative instruments and hedging activities
Asset derivatives:	$ 8,130	$ 7,492	$ 7,466	$ 11,428	$ 18,106
Liability derivatives:	13,979	13,337	13,686	7,941	17,933
Foreign currency forwards | Other current assets
Derivative instruments and hedging activities
Asset derivatives:	2,827	3,779	7,466	11,428	18,106
Foreign currency forwards | Other non-current assets
Derivative instruments and hedging activities
Asset derivatives:	5,303	3,713
Foreign currency forwards | Other current liabilities
Derivative instruments and hedging activities
Liability derivatives:	6,809	6,839	7,522	3,193	17,933
Foreign currency forwards | Other non-current liabilities
Derivative instruments and hedging activities
Liability derivatives:	7,006	6,407	6,164	4,748
Forward starting swap | Other non-current liabilities
Derivative instruments and hedging activities
Liability derivatives:	$ 164	$ 91

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2010	Sep. 30, 2009
Foreign currency forwards
Derivative instruments and hedging activities
Gain (loss) recognized in OCI	$ (1,435)	$ 152	$ (623)	$ (5,618)	$ (1,892)	$ (5,572)	$ 1,483	$ 112
Gain (loss) reclassified in to earnings - Effective Portion	20	(4,309)	(5,681)	3,420	(2,052)	(8,846)	1,838	53
Forward starting swap
Derivative instruments and hedging activities
Gain (loss) recognized in OCI	$ 309	$ 91			$ (164)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Jul. 30, 2012 Forward starting swap	Sep. 30, 2012 Forward starting swap item	Mar. 31, 2013 Forward starting swap item	Mar. 31, 2013 Foreign currency forwards	Sep. 30, 2012 Foreign currency forwards	Mar. 31, 2012 Foreign currency forwards	Dec. 31, 2011 Foreign currency forwards	Sep. 30, 2011 Foreign currency forwards	Jun. 30, 2011 Foreign currency forwards	Mar. 31, 2011 Foreign currency forwards	Dec. 31, 2010 Foreign currency forwards	Sep. 30, 2010 Foreign currency forwards	Jun. 30, 2010 Foreign currency forwards	Mar. 31, 2010 Foreign currency forwards	Dec. 31, 2009 Foreign currency forwards
Derivative instruments and hedging activities
Estimated unrealized net gains from cash flow hedges which are expected to be reclassified into earnings in the next twelve months	$ (2,600,000)	$ 2,000,000
Debt to be issued under derivative contacts				83,000,000	83,000,000
Term of debt to be issued				10 years	10 years
Term of derivative contract			10 years		10 years
Number of semi-annual interest cash flows				20	20
Notional Principal outstanding derivative instruments				58,415,000	58,400,000			370,100,000	358,400,000	290,400,000	334,800,000	352,700,000	224,500,000	232,500,000	233,700,000	178,600,000	176,800,000
Fixed rate (as a percent)				1.70%	1.70%
Number of days prior to the first day of each calculation period				2 days	2 days
Minimum commitment amount for hedging						$ 50,000	$ 50,000

PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS (Details) (USD $)	12 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2012 Equity securities	Dec. 31, 2012 Debt securities	Dec. 31, 2012 Real estate and cash	Mar. 31, 2013 Defined Benefit Pension Plans	Mar. 31, 2012 Defined Benefit Pension Plans	Mar. 31, 2013 Defined Benefit Pension Plans	Mar. 31, 2012 Defined Benefit Pension Plans	Sep. 30, 2012 Defined Benefit Pension Plans	Sep. 30, 2011 Defined Benefit Pension Plans	Sep. 30, 2010 Defined Benefit Pension Plans	Sep. 30, 2009 Defined Benefit Pension Plans	Sep. 30, 2008 Defined Benefit Pension Plans
Deferred Compensation Plans
Minimum period in which members of management may elect to defer receiving payment for a portion of their compensation	5 years
Interest rate adjustment semi-annually (as a percent)	2.00%
Defined Contribution Plans
Minimum discretionary contribution with Board of Directors	0.5
Company contributions to defined contribution plan	$ 18,600,000	$ 18,400,000	$ 15,900,000	$ 15,400,000
Defined Benefit Pension Plans
Number of European employees covered by contributory defined benefit pension plan for which benefits were frozen (as a percent)														50.00%
Curtailment charge														693,000
Expected contribution to defined benefit pension plans in next fiscal year												4,000,000
Unrecognized actuarial loss expected to be recognized in net pension cost over next fiscal year												600,000
Unrecognized actuarial loss expected to be recognized in net pension cost over next fiscal year, net of tax												400,000
Projected benefit obligation, ABO and fair value of plan assets for the defined benefit pension plans in which the ABO was in excess of the fair value of plan assets
Projected benefit obligation												215,706,000	185,485,000	183,551,000	166,170,000
Accumulated benefit obligation												209,135,000	180,156,000	178,658,000	149,545,000
Fair value of plan assets												169,323,000	144,319,000	143,696,000	132,408,000
Change in benefit obligations:
Net benefit obligation at the beginning of the year										215,706,000	185,485,000	185,485,000	183,551,000	166,170,000		146,725,000
Service cost								136,000	127,000	276,000	254,000	508,000	550,000	4,167,000	2,614,000
Interest cost								2,217,000	2,391,000	4,461,000	4,782,000	9,565,000	9,387,000	9,121,000	9,759,000
Actuarial loss (gain)												22,761,000	(1,327,000)	9,309,000	16,275,000
Participant contributions														1,210,000	1,124,000
Gross benefits paid												(5,928,000)	(5,236,000)	(5,562,000)	(5,197,000)
Foreign currency exchange rate changes												3,258,000	(728,000)	(1,078,000)	(5,130,000)
Net benefit obligation at the end of the year												215,706,000	185,485,000	183,551,000	166,170,000	146,725,000
Change in plan assets:
Fair value of plan assets at the beginning of the year										169,323,000	144,319,000	144,319,000	143,696,000	132,408,000		128,989,000
Actual return on plan assets												24,769,000	1,501,000	13,614,000	3,200,000
Employer contributions												4,354,000	5,352,000	3,374,000	9,500,000
Participant contributions														1,210,000	1,124,000
Gross benefits paid												(5,928,000)	(5,236,000)	(5,562,000)	(5,197,000)
Administrative expenses												(657,000)	(470,000)	(555,000)	(701,000)
Foreign currency exchange rate changes												2,466,000	(524,000)	(793,000)	(4,507,000)
Fair value of plan assets at the end of the year												169,323,000	144,319,000	143,696,000	132,408,000	128,989,000
Unfunded status of the plans												(46,383,000)	(41,166,000)	(39,855,000)	(33,762,000)
Unrecognized net actuarial loss												52,911,000	45,112,000	39,527,000	35,604,000
Net amount recognized												6,528,000	3,946,000	(328,000)	1,842,000
Amounts recognized in Accumulated OCI
Liability adjustment to OCI												(52,911,000)	(45,112,000)	(39,527,000)	(35,604,000)
Deferred tax asset	17,886,000	15,226,000	12,925,000	11,716,000								17,440,000	15,226,000	12,926,000	11,716,000
Accumulated other comprehensive loss	(35,471,000)	(29,886,000)	(26,601,000)	(23,888,000)								(35,471,000)	(29,886,000)	(26,601,000)	(23,888,000)
Components of net periodic pension cost
Service cost								136,000	127,000	276,000	254,000	508,000	550,000	4,167,000	2,614,000
Interest cost								2,217,000	2,391,000	4,461,000	4,782,000	9,565,000	9,387,000	9,121,000	9,759,000
Expected return on plan assets								(2,900,000)	(2,523,000)	(5,834,000)	(5,046,000)	(10,091,000)	(9,979,000)	(9,334,000)	(9,569,000)
Amortization of actuarial loss								450,000	398,000	907,000	796,000	1,593,000	985,000	917,000
Curtailment charge														693,000
Administrative expenses								19,000	21,000	38,000	42,000	82,000	85,000	92,000	100,000
Net pension cost (benefit)								$ (78,000)	$ 414,000	$ (152,000)	$ 828,000	$ 1,657,000	$ 1,028,000	$ 5,656,000	$ 2,904,000
Weighted-average assumptions used to determine benefit obligation at the end of the year
Discount rate (as a percent)												4.30%	5.20%	5.20%	5.60%
Rate of compensation increase (as a percent)												3.80%	4.30%	4.30%	4.50%
Weighted-average assumptions used to determine net periodic benefit cost at the end of the year
Discount rate (as a percent)												5.20%	5.20%	5.60%	7.30%
Expected return on plan assets (as a percent)												7.00%	7.00%	7.20%	7.80%
Rate of compensation increase (as a percent)												4.30%	4.30%	4.50%	4.80%
Target allocation percentage, minimum					40.00%	25.00%	0.00%
Target allocation percentage, maximum					75.00%	60.00%	10.00%

PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS (Details 2) (Defined Benefit Pension Plans, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	$ 169,323	$ 144,319	$ 143,696	$ 132,408	$ 128,989
Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	163,140	138,907	139,625	129,083
Level 3
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	6,183	5,412	4,071	3,325	7,881
Cash and cash equivalents
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	3,991	2,344	2,579	3,678
Cash and cash equivalents | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	3,991	2,344	2,579	3,678
Equity securities | United States
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	47,242	39,412	41,756	40,529
Equity securities | United States | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	47,242	39,412	41,756	40,529
Equity securities | United Kingdom
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	38,542	31,248	30,580	26,939
Equity securities | United Kingdom | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	38,542	31,248	30,580	26,939
Equity securities | Other foreign countries
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	26,715	22,444	22,625	20,343
Equity securities | Other foreign countries | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	26,715	22,444	22,625	20,343
Treasury securities | United States
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	13,647	14,679	15,509	14,848
Treasury securities | United States | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	13,647	14,679	15,509	14,848
Treasury securities | United Kingdom
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	3,412	5,948	5,659	4,636
Treasury securities | United Kingdom | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	3,412	5,948	5,659	4,636
Corporate debt securities
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	30,160	23,218	21,469	18,496
Corporate debt securities | Level 2
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	29,591	22,832	20,917	18,110
Corporate debt securities | Level 3
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	569	386	552	386
Real Estate
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	5,614	5,026	3,519	2,939
Real Estate | Level 3
Fair value of assets of defined benefit pension plans by asset category
Fair value of the assets	$ 5,614	$ 5,026	$ 3,519	$ 2,939

PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Expected pension benefit payments
2013	$ 6,893
2014	7,295
2015	7,730
2016	8,028
2017	8,487
2018-2022	49,988
Defined Benefit Pension Plans
Changes in the fair value of plan assets categorized as Level 3
Fair value of plan assets at the beginning of the year	144,319	143,696	132,408		128,989
Realized and unrealized gains, net	24,769	1,501	13,614	3,200
Fair value of plan assets at the end of the year	169,323	144,319	143,696	132,408	128,989
Defined Benefit Pension Plans | Level 3
Changes in the fair value of plan assets categorized as Level 3
Fair value of plan assets at the beginning of the year	5,412	4,071	3,325		7,881
Realized and unrealized gains, net	381	633	47	(3,121)
Purchase, sales and settlements, net	390	708	699	(1,435)
Fair value of plan assets at the end of the year	$ 6,183	$ 5,412	$ 4,071	$ 3,325	$ 7,881

OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
Stockholders' Equity
Adjustment to pension liability		$ (35,471)				$ (29,886)				$ (26,601)				$ (23,888)
Foreign currency translation		18,104				7,416				8,666				9,534
Net unrealized (losses) gains from cash flow hedges		(3,781)				(4,023)				1,595				112
Accumulated Other Comprehensive Income	(34,464)	(21,148)	(22,667)	(16,172)	(27,306)	(26,493)	(19,525)	(19,836)	(17,364)	(16,340)	(22,154)	(20,022)	(13,195)	(14,242)
Adjustment to the pension liability, tax benefit		$ 17,886				$ 15,226				$ 12,925				$ 11,716

LEGAL MATTERS (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2011 item	Nov. 30, 2011 item	Mar. 31, 2013	Sep. 30, 2012
Contract awarded by Iran
Legal Matters
Arbitration award amount			$ 2.8	$ 2.8
Amount of accrued liability			8.8	8.8
Amount of accrued interest			0.2	0.2
Amount of pre-judgment interest award				1.4
Amount of attorney's fees			0.6	0.1
Claim from public transit authority customer
Legal Matters
Period prior to acquisition of contract during which a former employee was committing illegal acts			2 years	2 years
Number of employees alleged for loss of revenue due to inappropriate and illegal actions	1	1
Estimated loss of revenue			$ 2.9	$ 2.9

BUSINESS SEGMENT INFORMATION (Details) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012 segment	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Information
Number of primary business segments																			3
Revenue recognition
Sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000		$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Operating income	34,648,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	52,890,000	60,294,000	67,224,000		94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Assets	1,100,243,000	1,026,317,000	998,861,000	979,987,000	942,243,000	966,524,000	930,438,000	915,437,000	865,615,000	871,519,000	821,858,000	820,515,000	735,866,000	1,100,243,000	979,987,000	915,437,000	998,861,000	930,438,000	1,026,317,000	966,524,000	871,519,000	763,573,000
Depreciation and amortization	6,879,000			5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000	11,597,000	11,297,000	10,086,000	17,140,000	16,246,000	22,857,000	22,341,000	14,469,000	15,586,000
Expenditures for long-lived assets	2,438,000			4,901,000	5,249,000	3,127,000	2,026,000	2,135,000	1,440,000	2,239,000	1,936,000	1,532,000	1,171,000	3,861,000	10,150,000	3,575,000	13,244,000	5,601,000	14,226,000	8,728,000	6,878,000	5,332,000
Transportation Systems
Revenue recognition
Sales	138,800,000			131,700,000										257,400,000	257,500,000				513,500,000	427,100,000	383,000,000	314,300,000
Operating income	32,200,000			23,400,000										45,400,000	41,300,000				76,300,000	66,900,000	51,800,000	56,400,000
Assets		269,900,000				169,800,000				163,100,000									269,900,000	169,800,000	163,100,000	173,100,000
Depreciation and amortization	1,000,000			800,000										1,500,000	1,700,000				3,700,000	3,600,000	3,500,000	2,400,000
Expenditures for long-lived assets																			2,700,000	2,200,000	1,800,000	1,200,000
Sales to TfL																			178,700,000	170,200,000	144,200,000	115,200,000
MSS and CDS Segments
Revenue recognition
Sales to U.S. government agencies																			685,500,000	728,200,000	679,400,000	608,400,000
Defense Systems
Revenue recognition
Sales	103,200,000			80,700,000										184,400,000	164,000,000				375,400,000	390,700,000	368,200,000	287,500,000
Operating income	300,000			6,100,000										1,500,000	12,100,000				34,600,000	29,800,000	31,600,000	19,900,000
Assets		122,500,000				144,000,000				161,700,000									122,500,000	144,000,000	161,700,000	162,700,000
Depreciation and amortization	2,100,000			1,300,000										2,900,000	2,500,000				5,500,000	5,400,000	4,800,000	6,000,000
Expenditures for long-lived assets																			8,900,000	5,500,000	4,400,000	3,300,000
Mission Support Services
Revenue recognition
Sales	122,200,000			126,900,000										235,600,000	234,400,000				491,400,000	476,500,000	4,449,000	420,600,000
Operating income	3,600,000			4,600,000										7,800,000	9,100,000				21,900,000	23,900,000	27,900,000	25,900,000
Assets		212,800,000				213,000,000				124,100,000									212,800,000	213,000,000	124,100,000	141,200,000
Depreciation and amortization	3,400,000			3,000,000										6,500,000	6,500,000				12,500,000	12,300,000	5,200,000	6,200,000
Expenditures for long-lived assets																			1,100,000	300,000	300,000
Other
Revenue recognition
Sales	100,000			300,000										300,000	500,000				1,100,000	1,300,000	2,100,000	3,500,000
Depreciation and amortization	400,000			400,000										700,000	600,000
Unallocated corporate expenses and other
Revenue recognition
Operating income	(1,500,000)			(1,600,000)										(1,800,000)	(2,200,000)				(4,800,000)	(7,100,000)	(4,700,000)	(6,300,000)
Corporate and other
Revenue recognition
Assets		421,100,000				439,700,000				422,600,000									421,100,000	439,700,000	422,600,000	286,600,000
Depreciation and amortization																			1,200,000	1,000,000	1,000,000	1,000,000
Expenditures for long-lived assets																			$ 1,500,000	$ 700,000	$ 400,000	$ 800,000

BUSINESS SEGMENT INFORMATION (Details 2) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Business segment financial data
Sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000	$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Long-lived assets, net		59,200,000				52,500,000				53,000,000								59,200,000	52,500,000	53,000,000	55,900,000
Minimum percentage of revenue accounted for by no other customer																		10.00%
United States
Business segment financial data
Sales																		729,500,000	754,000,000	790,900,000	654,600,000
Long-lived assets, net		42,400,000				40,500,000				41,300,000								42,400,000	40,500,000	41,300,000	43,700,000
United Kingdom
Business segment financial data
Sales																		273,100,000	244,000,000	200,300,000	196,900,000
Long-lived assets, net		9,500,000				9,100,000				9,500,000								9,500,000	9,100,000	9,500,000	10,200,000
Canada
Business segment financial data
Sales																		54,900,000	27,500,000	9,400,000	18,700,000
Australia
Business segment financial data
Sales																		182,500,000	101,100,000	56,300,000	41,300,000
Middle East
Business segment financial data
Sales																		30,800,000	35,400,000	27,900,000	19,200,000
Far East
Business segment financial data
Sales																		564,000	82,700,000	85,500,000	63,900,000
Other foreign countries
Business segment financial data
Sales																		47,100,000	50,900,000	27,900,000	31,300,000
Long-lived assets, net		$ 6,100,000				$ 2,900,000				$ 2,200,000								$ 6,100,000	$ 2,900,000	$ 2,200,000	$ 2,000,000

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Net sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000	$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Operating income	34,648,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	52,890,000	60,294,000	67,224,000	94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Net income attributable to Cubic	27,158,000	21,088,000	26,721,000	23,397,000	20,694,000	14,625,000	22,050,000	28,785,000	18,134,000	16,588,000	16,730,000	26,940,000	11,836,000	39,604,000	44,091,000	47,611,000	69,624,000	91,900,000	83,594,000	72,094,000	63,145,000
Net income per share (in dollars per share)		$ 0.79	$ 1	$ 0.88	$ 0.77	$ 0.55	$ 0.82	$ 1.08	$ 0.68	$ 0.62	$ 0.63	$ 1.01	$ 0.44		$ 1.62	$ 1.78	$ 2.6	$ 3.44	$ 3.13	$ 2.7	$ 2.36
Service Cost Erroneously Classified as Product Cost						$ 5,000,000	$ 8,900,000												$ 13,900,000

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Sep. 30, 2008
Current assets:
Cash and cash equivalents	$ 148,605	$ 174,116	$ 212,267	$ 231,129	$ 230,766	$ 289,141	$ 329,148	$ 312,857	$ 250,976	$ 214,271	$ 295,434	$ 247,212	$ 259,122	$ 234,132	$ 244,074	$ 112,696
Restricted cash				68,681	68,584
Short-term investments					7,895	18,872	25,829	26,108	42,288	53,155	84,081	79,372	68,912	24,070	8,127
Accounts receivable - net	414,066		350,697	323,118	292,704	254,811	227,290	207,950	234,162	207,260	212,829	217,001	218,962	206,333	230,984
Recoverable income taxes	5,600		7,083	5,372	16,576	27,268	24,917	10,092	12,946	4,595	6,810	3,541	3,900	276	249
Inventories - net	50,992		52,366	49,622	51,398	43,341	38,359	41,230	37,387	40,538	40,653	47,083	59,382	62,164	57,605
Deferred income taxes and other current assets	16,754		21,564	16,708	19,218	16,441	30,563	37,725	38,194	37,274		36,854	40,100	43,055
Total current assets	704,850		712,726	694,630	687,141	649,874	676,106	635,962	615,953	557,093	680,224	631,063	650,378	57,030	591,187
Long-term contract receivables	20,830		22,070	22,850	23,590	24,140	23,700	24,275	25,180	26,530	28,080	29,800	17,000	9,300	13,400
Long-term capitalized contract costs	51,805		26,875	13,695
Property, plant and equipment - net	54,732		55,327	56,166	55,525	52,045	48,467	47,828	47,635	47,210	47,469	47,228	47,190	48,327	48,895
Goodwill	185,589		146,933	146,597	146,812	146,413	146,355	146,972	146,769	150,291	64,142	58,872	59,092	59,529	59,433	61,032
Purchased intangibles	62,930		39,374	42,836	46,493	50,147	54,139	58,290	62,529	67,204	26,295	34,035	25,274	26,952	28,618
Other assets			6,648	22,087	20,426	19,624	4,933	17,111	17,371	17,287	6,021	20,860	21,581	21,728	7,536
Total assets	1,100,243		1,026,317	998,861	979,987	942,243	966,524	930,438	915,437	865,615	871,519	821,858	820,515	735,866	763,573
Current liabilities:
Trade accounts payable	33,322		47,917	40,341	42,785	31,554	43,984	42,316	33,901	23,723	39,085	36,549	37,531	20,231	32,542
Customer advances	92,178		100,764	116,828	119,647	124,244	134,316	102,388	97,605	119,183	98,515	96,156	78,527	85,932	83,978
Accrued compensation and other current liabilities			52,680	84,238	84,793	88,929	49,513	109,094	129,751	91,948	48,994	94,794	121,720	84,101	49,134
Income taxes payable	7,094		20,733	19,804	21,346	19,606	18,716	18,127	19,148	14,517	27,219	29,838	30,974	9,715	12,099
Current portion of long-term debt	527		4,561	4,545	4,556	4,539	4,541	4,554	4,556	4,541	4,545	4,518	4,527	4,561	4,554
Total current liabilities	286,217		282,643	265,756	273,127	268,872	308,076	276,479	284,961	253,912	279,449	261,855	273,279	204,540	241,951
Long-term debt	52,502		6,942	6,995	7,191	7,233	11,377	11,596	11,574	11,786	15,949	15,884	16,077	16,409	20,570
Other non-current liabilities			6,527	69,130	69,059	66,902	6,582	68,353	67,129	69,641	4,748	51,050	52,686	53,647
Shareholders' equity:
Common stock	12,633		12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,530	12,530
Retained earnings	751,439		715,043	703,255	670,443	650,254	629,560	617,341	595,291	571,586	553,452	539,269	522,541	498,006	486,170	427,836
Accumulated other comprehensive income (loss)	(34,464)		(21,148)	(22,667)	(16,172)	(27,306)	(26,493)	(19,525)	(19,836)	(17,364)	(16,340)	(22,154)	(20,022)	(13,195)	(14,242)
Treasury stock at cost	(36,078)		(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,074)	(36,074)	(36,074)	(36,071)	(36,071)
Shareholders' equity related to Cubic	693,530		670,391	657,084	630,767	599,444	579,563	574,312	551,951	530,718	513,612	493,615	479,019	461,270	448,387
Noncontrolling interest in variable interest entity	76		(49)	(104)	(157)	(208)	(253)	(302)	(358)	(442)	(563)	(546)	(546)
Total shareholders' equity	693,606		670,342	656,980	630,610	599,236	579,310	574,010	551,593	530,276	513,049	493,069	478,473	461,270	448,387
Total liabilities and shareholders' equity	1,100,243		1,026,317	998,861	979,987	942,243	966,524	930,438	915,437	865,615	871,519	821,858	820,515	735,866	763,573
Previously Reported
Current assets:
Cash and cash equivalents					230,766	289,141	329,148	312,857	250,976	214,271	295,434	247,212	259,122	234,132	244,074	112,696
Restricted cash					68,584
Short-term investments					7,895	18,872	25,829	26,108	42,288	53,155	84,081	79,372	68,912	24,070	8,127
Accounts receivable - net					292,704	254,811	223,984	207,950	234,162	207,260	210,284	217,001	218,962	206,333	231,461
Recoverable income taxes					12,392	22,177	20,725	9,762	12,843		8,320
Inventories - net					50,664	42,172	36,729	37,578	33,248	35,471	32,820	42,484	50,066	54,510	49,107
Deferred income taxes and other current assets					24,325	20,783	34,230	41,746	41,580	40,465		38,848	43,741	46,569
Total current assets					687,330	647,956	670,645	636,001	615,097	550,622	674,657	624,917	640,803	565,614	584,858
Long-term contract receivables					23,590	24,140	23,700	24,275	25,180	26,530	28,080	29,800	17,000	9,300	13,400
Property, plant and equipment - net					55,525	52,045	48,467	47,828	47,635	47,210	47,469	47,228	47,190	48,327	48,895
Goodwill					146,812	146,413	146,355	146,972	146,769	150,291	64,142	58,872	59,092	59,529	59,433
Purchased intangibles					46,493	50,147	54,139	58,290	62,529	67,204	26,295	34,035	25,274	26,952	28,618
Other assets					18,920	18,118	4,216	15,047	15,333	15,271	5,196	20,105	20,457	20,680	7,029
Total assets					978,670	938,819	958,840	928,413	912,543	857,128	864,409	814,957	809,816	730,402	756,315
Current liabilities:
Trade accounts payable					41,126	30,372	38,870	41,304	32,890	22,766	33,638	35,768	36,742	19,746	28,626
Customer advances					168,670	172,988	183,845	161,474	154,022	160,830	139,723	131,505	119,404	121,197	123,458
Accrued compensation and other current liabilities					83,499	86,344	49,513	105,959	127,603	90,012	48,994	93,927	121,264	84,423	49,134
Income taxes payable					11,922	8,460	7,902	7,063	7,597	1,604	20,107	19,515	18,293	3,053	3,491
Current portion of long-term debt					4,556	4,539	4,541	4,554	4,556	4,541	4,545	4,518	4,527	4,561	4,554
Total current liabilities					309,773	302,703	338,497	320,354	326,668	279,753	307,048	285,233	300,230	232,710	269,665
Long-term debt					7,191	7,233	11,377	11,596	11,754	11,786	15,949	15,884	16,077	16,409	20,570
Other non-current liabilities					57,954	56,157	6,582	58,313	57,270	60,040	4,748	43,499	45,199	46,048
Shareholders' equity:
Common stock					12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,574	12,530	12,530
Retained earnings					641,336	620,291	598,849	577,155	556,341	541,475	521,567	510,720	488,020	469,406	455,743	404,868
Accumulated other comprehensive income (loss)					(13,923)	(23,853)	(23,294)	(15,199)	(15,628)	(11,980)	(9,745)	(16,333)	(15,664)	(10,630)	(11,357)
Treasury stock at cost					(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,078)	(36,074)	(36,074)	(36,074)	(36,071)	(36,071)
Shareholders' equity related to Cubic					603,909	572,934	552,051	538,452	517,209	505,991	488,322	470,887	448,856	435,235	420,845
Noncontrolling interest in variable interest entity					(157)	(208)	(253)	(302)	(358)	(442)	(563)	(546)	(546)
Total shareholders' equity					603,752	572,726	551,798	538,150	516,851	505,549	487,759	470,341	448,310	435,235	420,845
Total liabilities and shareholders' equity					978,670	938,819	958,840	928,413	912,543	857,128	864,409	814,957	809,816	730,402	756,315
Adjustments
Current assets:
Accounts receivable - net							3,306				2,545				(477)
Recoverable income taxes					4,184	5,091	4,192	330	103	4,595	(1,510)	3,541	3,900	276	249
Inventories - net					734	1,169	1,630	3,652	4,139	5,067	7,833	4,599	9,316	7,654	8,498
Deferred income taxes and other current assets					(5,107)	(4,342)	(3,667)	(4,021)	(3,386)	(3,191)		(1,994)	(3,641)	(3,514)
Total current assets					(189)	1,918	5,461	(39)	856	6,471	5,567	6,146	9,575	4,416	6,329
Other assets					1,506	1,506	717	2,064	2,038	2,016	825	755	1,124	1,048	507
Total assets					1,317	3,424	7,684	2,025	2,894	8,487	7,110	6,901	10,699	5,464	7,258
Current liabilities:
Trade accounts payable					1,659	1,182	5,114	1,012	1,011	957	5,447	781	789	755	3,916
Customer advances					(49,023)	(48,744)	(49,529)	(59,086)	(56,417)	(41,647)	(41,208)	(35,349)	(40,877)	(35,265)	(39,480)
Accrued compensation and other current liabilities					1,294	2,585		3,135	2,148	1,936		867	456	(322)
Income taxes payable					9,424	11,146	10,814	11,064	11,551	12,913	7,112	10,323	12,681	6,662	8,608
Total current liabilities					(36,646)	(33,831)	(30,421)	(43,875)	(41,707)	(25,841)	(27,599)	(23,378)	(26,951)	(28,170)	(27,714)
Other non-current liabilities					11,105	10,745		10,040	9,859	9,601		7,551	7,487	7,599
Shareholders' equity:
Retained earnings					29,107	29,963	30,711	40,186	38,950	30,111	31,885	28,549	34,521	28,600	30,427
Accumulated other comprehensive income (loss)					(2,249)	(3,453)	(3,199)	(4,326)	(4,208)	(5,384)	(6,595)	(5,821)	(4,358)	(2,565)	(2,885)
Shareholders' equity related to Cubic					26,858	26,510	27,512	35,860	34,742	24,727	25,290	22,728	30,163	26,035	27,542
Total shareholders' equity					26,848	26,510	27,512	35,860	34,742	24,727	25,290	22,728	30,163	26,035	27,542
Total liabilities and shareholders' equity					$ 1,317	$ 3,424	$ 7,684	$ 2,025	$ 2,894	$ 8,487	$ 7,110	$ 6,901	$ 10,699	$ 5,464	$ 7,258

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 3) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net sales:
Products	$ 164,968,000			$ 155,776,000	$ 153,310,000	$ 172,079,000	$ 142,055,000	$ 155,380,000	$ 131,419,000	$ 180,177,000	$ 167,993,000	$ 133,629,000	$ 125,957,000	$ 300,669,000	$ 309,086,000	$ 287,991,000		$ 429,982,000	$ 663,287,000	$ 600,933,000	$ 607,756,000	$ 508,167,000
Services	199,337,000			183,869,000	163,456,000	170,942,000	180,732,000	192,509,000	150,465,000	173,819,000	157,125,000	138,854,000	120,638,000	377,007,000	347,325,000	342,976,000		523,709,000	718,208,000	694,648,000	590,436,000	517,757,000
Total net sales	364,305,000	359,687,000	365,397,000	339,645,000	316,766,000	343,021,000	322,787,000	347,889,000	281,884,000	353,996,000	325,118,000	272,483,000	246,595,000	677,676,000	656,411,000	630,967,000		953,691,000	1,381,495,000	1,295,581,000	1,198,192,000	1,025,924,000
Costs and expenses:
Products	117,123,000			106,684,000	113,449,000	122,189,000	101,486,000	106,813,000	87,791,000	131,789,000	120,222,000	88,330,000	90,076,000	218,018,000	220,133,000	194,604,000		296,090,000	451,573,000	418,279,000	430,417,000	378,052,000
Services	153,766,000			145,642,000	131,408,000	144,457,000	144,992,000	152,369,000	122,244,000	148,035,000	142,169,000	115,317,000	105,493,000	297,617,000	277,050,000	274,613,000		419,605,000	594,662,000	564,062,000	511,014,000	418,292,000
Selling, general and administrative expenses	41,320,000			43,039,000	35,220,000	45,160,000	37,981,000	38,514,000	38,136,000	32,342,000	33,706,000	28,678,000	29,580,000	82,317,000	78,259,000	76,650,000		114,631,000	163,688,000	159,791,000	124,306,000	119,108,000
Research and development	7,098,000			8,072,000	4,896,000	7,453,000	6,281,000	5,271,000	6,255,000	8,633,000	4,995,000	3,611,000	1,737,000	12,920,000	12,968,000	11,526,000		17,807,000	28,722,000	25,260,000	18,976,000	8,173,000
Amortization of purchased intangibles	4,266,000			3,668,000	4,039,000	4,074,000	4,257,000	4,312,000	2,038,000	1,740,000	1,698,000	1,710,000	1,698,000	7,830,000	7,707,000	6,350,000		10,607,000	14,828,000	14,681,000	6,846,000	6,432,000
Total costs and expenses	329,657,000			307,105,000	289,012,000	323,333,000	294,997,000	307,279,000	256,464,000	322,539,000	302,790,000	237,646,000	228,584,000	624,786,000	596,117,000	563,743,000		858,740,000	1,253,473,000	1,182,073,000	1,091,559,000	930,057,000
Operating income	34,648,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	52,890,000	60,294,000	67,224,000		94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Other income (expense):
Interest and dividend income	312,000			964,000	762,000	839,000	490,000	375,000	864,000	236,000	457,000	551,000	346,000	749,000	1,726,000	1,239,000		1,729,000	2,994,000	2,568,000	1,590,000	1,664,000
Interest expense	(654,000)			(331,000)	(347,000)	(306,000)	(374,000)	(374,000)	(407,000)	(473,000)	(414,000)	(418,000)	(450,000)	(1,516,000)	(678,000)	(781,000)		(1,155,000)	(1,550,000)	(1,461,000)	(1,755,000)	(2,031,000)
Other income (expense) - net	(53,000)			122,000	923,000	2,124,000	1,232,000	(486,000)	(1,208,000)	(2,599,000)	319,000	5,221,000	696,000	49,000	1,045,000	(1,694,000)		(462,000)	821,000	1,662,000	3,637,000	661,000
Income before income taxes	34,253,000			33,295,000	29,092,000	22,345,000	29,138,000	40,125,000	24,669,000	28,621,000	22,690,000	40,191,000	18,603,000	52,172,000	62,387,000	65,988,000		95,063,000	130,287,000	116,277,000	110,105,000	96,161,000
Income taxes	7,043,000			9,847,000	8,353,000	7,671,000	7,032,000	11,256,000	6,414,000	12,033,000	5,960,000	13,251,000	6,767,000	12,443,000	18,200,000	18,172,000		25,178,000	38,183,000	32,373,000	38,011,000	33,016,000
Net income	27,210,000			23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	16,588,000	16,730,000	26,940,000	11,836,000	39,729,000	44,187,000	47,816,000	70,273,000	69,885,000	92,104,000	83,904,000	72,094,000	63,145,000
Less noncontrolling interest in income of VIE	52,000			51,000	45,000	49,000	56,000	84,000	121,000					125,000	96,000	205,000		261,000	204,000	310,000
Net income attributable to Cubic	27,158,000	21,088,000	26,721,000	23,397,000	20,694,000	14,625,000	22,050,000	28,785,000	18,134,000	16,588,000	16,730,000	26,940,000	11,836,000	39,604,000	44,091,000	47,611,000		69,624,000	91,900,000	83,594,000	72,094,000	63,145,000
Basic and diluted net income per common share (in dollars per share)		$ 0.79	$ 1	$ 0.88	$ 0.77	$ 0.55	$ 0.82	$ 1.08	$ 0.68	$ 0.62	$ 0.63	$ 1.01	$ 0.44		$ 1.62	$ 1.78		$ 2.6	$ 3.44	$ 3.13	$ 2.7	$ 2.36
Basic (in shares)	26,736,000			26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000	26,736,000	26,736,000	26,736,000		26,736,000	26,736,000	26,736,000	26,735,000	26,731,000
Diluted (in shares)	26,736,000			26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000	26,736,000	26,736,000	26,736,000		26,736,000	26,736,000	26,736,000	26,735,000	26,731,000
Revenue Recognition Adjustments
Net sales:
Products				(2,026,000)	(3,153,000)	(4,582,000)	(3,037,000)	(2,052,000)	(1,173,000)	2,387,000	(2,439,000)	2,933,000	(2,642,000)		(6,319,000)	(2,033,000)	498,402,000	(5,134,000)		(10,844,000)	239,000	(7,505,000)
Services				505,000	2,671,000	(3,690,000)	5,598,000	15,891,000	1,416,000	1,614,000	(2,666,000)	5,009,000	(1,986,000)		3,177,000	17,309,000	522,980,000	22,908,000		19,215,000	1,971,000	21,549,000
Total net sales				(1,521,000)	(482,000)	(8,272,000)	2,561,000	13,839,000	243,000	4,001,000	(5,105,000)	7,942,000	(4,628,000)		(3,142,000)	15,276,000	1,021,382,000	17,774,000		8,371,000	2,210,000	14,044,000
Costs and expenses:
Products				435,000	434,000	2,048,000	487,000	928,000	701,000	(1,170,000)	4,717,000	(1,662,000)	(1,207,000)		869,000	1,629,000	338,564,000	2,116,000		4,164,000	678,000	(2,004,000)
Services				(145,000)	(189,000)	505,000	341,000	(84,000)	433,000	(128,000)	140,000	615,000	679,000		(334,000)	349,000	430,602,000	690,000		1,195,000	1,306,000	1,850,000
Selling, general and administrative expenses																	121,010,000
Research and development																	21,395,000
Amortization of purchased intangibles																	11,357,000
Total costs and expenses				290,000	245,000	2,553,000	828,000	844,000	1,134,000	1,298,000	4,857,000	(1,047,000)	(528,000)		535,000	1,978,000	922,928,000	2,806,000		5,359,000	1,984,000	(154,000)
Operating income				(1,811,000)	(727,000)	(10,825,000)	1,733,000	12,995,000	(891,000)	5,299,000	(9,962,000)	8,989,000	(4,100,000)		(3,677,000)	13,298,000	98,454,000	14,968,000		3,012,000	226,000	14,198,000
Other income (expense):
Interest and dividend income																	2,423,000
Interest expense																	(899,000)
Other income (expense) - net				(55,000)	(51,000)	(48,000)	(44,000)	(39,000)	(40,000)	(39,000)	(20,000)	(20,000)	(16,000)		(106,000)	(79,000)	95,000	(123,000)		(171,000)	(95,000)	(20,000)
Income before income taxes				(1,866,000)	(778,000)	(10,873,000)	1,689,000	12,956,000	(931,000)	5,260,000	(9,982,000)	8,969,000	(4,116,000)		(3,783,000)	13,219,000	100,073,000	14,845,000		2,841,000	131,000	14,178,000
Income taxes				(678,000)	(338,000)	(3,028,000)	443,000	3,487,000	(382,000)	1,845,000	(3,399,000)	2,850,000	(1,195,000)		(1,416,000)	3,607,000	29,800,000	4,024,000		520,000	100,000	4,278,000
Net income				(1,188,000)	(440,000)	(7,845,000)	1,246,000	9,469,000	(549,000)	3,415,000	(6,583,000)	6,119,000	(2,921,000)		(2,367,000)	9,612,000	70,273,000	10,821,000		2,321,000	31,000	9,900,000
Less noncontrolling interest in income of VIE																	149,000			310,000,000
Net income attributable to Cubic				(1,188,000)	(440,000)	(7,845,000)	1,246,000	9,469,000	(549,000)	3,415,000	(6,583,000)	6,119,000	(2,921,000)		(2,367,000)	9,612,000	70,124,000	10,821,000		2,321,000	31,000	9,900,000
Basic and diluted net income per common share (in dollars per share)				$ (0.04)	$ (0.02)	$ (0.29)	$ 0.05	$ 0.35	$ (0.02)	$ 0.13	$ 0.25	$ 0.23	$ 0.51		$ (0.09)	$ 0.36	$ 2.62	$ 0.4		$ 0.09	$ 0	$ 0.37
Basic (in shares)													26,732,000		26,736,000		26,736,000
Diluted (in shares)													26,732,000		26,736,000		26,736,000
Other Adjustments
Net sales:
Products				172,000	(849,000)	3,733,000	321,000	82,000	(2,779,000)	2,289,000	(1,017,000)	(18,000)	(1,107,000)		(677,000)	(2,697,000)		(2,376,000)		1,357,000	147,000	(992,000)
Services					(650,000)	650,000							1,646,000		(650,000)					650,000	1,646,000	(3,785,000)
Total net sales				172,000	(1,499,000)	4,383,000	321,000	82,000	(2,779,000)	2,289,000	(1,017,000)	(18,000)	539,000		(1,327,000)	(2,697,000)		(2,376,000)		2,007,000	1,793,000	(4,777,000)
Costs and expenses:
Products				370,000	(954,000)	2,978,000	722,000	(86,000)	(2,567,000)	2,122,000	(859,000)	51,000	1,404,000		(584,000)	(2,653,000)		(1,931,000)		1,047,000	(90,000)	(839,000)
Services					(646,000)	646,000									(646,000)					646,000		(2,139,000)
Selling, general and administrative expenses				(790,000)	(199,000)	550,000	329,000	598,000	676,000	392,000	188,000	215,000	206,000		(989,000)	1,274,000		1,603,000		2,153,000	1,001,000	1,240,000
Total costs and expenses				(420,000)	(1,799,000)	4,174,000	1,051,000	512,000	(1,891,000)	2,514,000	(671,000)	266,000	(1,198,000)		(2,219,000)	(1,379,000)		(328,000)		3,846,000	911,000	(1,738,000)
Operating income				592,000	300,000	209,000	(730,000)	(430,000)	(888,000)	(225,000)	(346,000)	(284,000)	1,737,000		892,000	(1,318,000)		(2,048,000)		(1,839,000)	882,000	(3,039,000)
Other income (expense):
Other income (expense) - net				165,000	(717,000)	(1,509,000)	509,000	(431,000)	(941,000)	1,910,000	1,066,000	76,000	119,000		(552,000)	(1,372,000)		(863,000)		(2,372,000)	3,171,000	(218,000)
Income before income taxes				757,000	(417,000)	(1,300,000)	(221,000)	(861,000)	(1,829,000)	1,685,000	720,000	(208,000)	1,856,000		340,000	(2,690,000)		(2,911,000)		(4,211,000)	4,053,000	(3,257,000)
Income taxes				425,000	(109,000)	330,000	(211,000)	(231,000)	(604,000)	1,764,000	109,000	(10,000)	762,000		316,000	(835,000)		(1,046,000)		(716,000)	2,626,000	(816,000)
Net income				332,000	(308,000)	(1,630,000)	(10,000)	(630,000)	(1,225,000)	(79,000)	611,000	(198,000)	1,094,000		24,000	(1,855,000)		(1,865,000)		(3,495,000)	1,427,000	(2,441,000)
Net income attributable to Cubic				332,000	(308,000)	(1,630,000)	(10,000)	(630,000)	(1,225,000)	(79,000)	611,000	(198,000)	1,094,000		24,000	(1,855,000)		(1,865,000)		(3,495,000)	1,427,000	(2,441,000)
Basic and diluted net income per common share (in dollars per share)				$ 0.01	$ (0.01)	$ (0.06)	$ 0	$ (0.02)	$ (0.05)		$ 0.02	$ (0.01)	$ 0.04		$ 0	$ (0.07)		$ (0.07)		$ (0.13)	$ 0.06	$ (0.09)
Basic (in shares)															26,736,000
Diluted (in shares)															26,736,000
Reclassifications
Net sales:
Products						(4,834,000)	(3,670,000)			(4,388,000)	(18,363,000)	(3,539,000)	(3,079,000)					(3,670,000)		(8,504,000)	(29,369,000)	(10,215,000)
Services						4,834,000	3,670,000			4,388,000	18,363,000	3,539,000	3,079,000					3,670,000		8,504,000	29,369,000	10,215,000
Costs and expenses:
Products				(800,000)	(782,000)	(9,907,000)	(14,048,000)	(539,000)	(430,000)	(3,687,000)	(19,169,000)	(2,798,000)	(2,168,000)		(1,582,000)	(969,000)		(15,017,000)		(24,924,000)	(27,822,000)	13,583,000
Services						9,021,000	13,227,000			4,364,000	17,961,000	1,563,000	1,477,000					13,227,000		22,248,000	25,365,000	7,543,000
Selling, general and administrative expenses				800,000	782,000	886,000	821,000	539,000	430,000	(677,000)	1,208,000	1,235,000	691,000		1,582,000	969,000		1,790,000		2,676,000	2,457,000	6,040,000
Other income (expense):
Basic (in shares)															26,736,000
Diluted (in shares)															26,736,000
Previously Reported
Net sales:
Products				157,630,000	157,312,000	177,762,000	148,441,000	157,350,000	135,371,000	179,889,000	189,812,000	134,253,000	132,785,000		314,942,000	292,721,000		441,162,000		618,924,000	636,739,000	526,879,000
Services				183,364,000	161,435,000	169,148,000	171,464,000	176,618,000	149,049,000	167,817,000	141,428,000	130,306,000	117,899,000		344,799,000	325,667,000		497,131,000		666,279,000	557,450,000	489,778,000
Total net sales				340,994,000	318,747,000	346,910,000	319,905,000	333,968,000	284,420,000	347,706,000	331,240,000	264,559,000	250,684,000		659,741,000	618,388,000		938,293,000		1,285,203,000	1,194,189,000	1,016,657,000
Costs and expenses:
Products				106,679,000	114,751,000	127,070,000	114,325,000	106,510,000	90,087,000	134,524,000	135,533,000	92,739,000	94,855,000		221,430,000	196,597,000		310,922,000		437,992,000	457,651,000	39,478,000
Services				145,787,000	132,243,000	134,285,000	131,424,000	152,453,000	121,811,000	143,799,000	124,068,000	113,139,000	103,337,000		278,030,000	274,264,000		405,688,000		539,973,000	484,343,000	411,038,000
Selling, general and administrative expenses				43,029,000	34,637,000	43,724,000	36,831,000	37,377,000	37,030,000	32,627,000	32,310,000	27,228,000	28,683,000		77,666,000	74,407,000		111,238,000		154,962,000	120,848,000	111,828,000
Research and development				8,072,000	4,896,000	7,453,000	6,281,000	5,271,000	6,255,000	8,633,000	4,995,000	3,611,000	1,737,000		12,968,000	11,526,000		17,807,000		25,260,000	18,976,000	8,173,000
Amortization of purchased intangibles				3,668,000	4,039,000	4,074,000	4,257,000	4,312,000	2,038,000	1,740,000	1,698,000	1,710,000	1,698,000		7,707,000	6,350,000		10,607,000		14,681,000	6,846,000	6,432,000
Total costs and expenses				307,235,000	290,566,000	316,606,000	293,118,000	305,923,000	257,221,000	321,323,000	298,604,000	238,427,000	230,310,000		597,801,000	563,144,000		856,262,000		1,172,868,000	1,088,664,000	931,949,000
Operating income				33,759,000	28,181,000	30,304,000	26,787,000	28,045,000	27,199,000	26,383,000	32,636,000	26,132,000	20,374,000		61,940,000	55,244,000		82,031,000		112,335,000	105,525,000	84,708,000
Other income (expense):
Interest and dividend income				964,000	762,000	839,000	490,000	375,000	864,000	236,000	457,000	551,000	346,000		1,726,000	1,239,000		1,729,000		2,568,000	1,590,000	1,664,000
Interest expense				(331,000)	(347,000)	(306,000)	(374,000)	(374,000)	(407,000)	(473,000)	(414,000)	(418,000)	(450,000)		(678,000)	(781,000)		(1,155,000)		(1,461,000)	(1,755,000)	(2,031,000)
Other income (expense) - net				12,000	1,691,000	3,681,000	767,000	(16,000)	(227,000)	(4,470,000)	727,000	5,165,000	593,000		1,703,000	(243,000)		524,000		4,205,000	561,000	899,000
Income before income taxes				34,404,000	30,287,000	34,518,000	27,670,000	28,030,000	27,429,000	21,676,000	31,952,000	31,430,000	20,863,000		64,691,000	55,459,000		83,129,000		117,647,000	105,921,000	85,240,000
Income taxes				10,100,000	8,800,000	10,369,000	6,800,000	8,000,000	7,400,000	8,424,000	9,250,000	10,411,000	7,200,000		18,900,000	15,400,000		22,200,000		32,569,000	35,285,000	29,554,000
Net income				24,304,000	21,487,000	24,149,000	20,870,000	20,030,000	20,029,000	13,252,000	22,702,000	21,019,000	13,663,000		45,791,000	40,059,000		60,929,000		85,078,000	70,636,000	55,686,000
Less noncontrolling interest in income of VIE				51,000	45,000	49,000	56,000	84,000	121,000						96,000	205,000		261,000		310,000
Net income attributable to Cubic				$ 24,253,000	$ 21,442,000	$ 24,100,000	$ 20,814,000	$ 19,946,000	$ 19,908,000	$ 13,252,000	$ 22,702,000	$ 21,019,000	$ 13,663,000		$ 45,695,000	$ 39,854,000		$ 60,668,000		$ 84,768,000	$ 70,636,000	$ 55,686,000
Basic and diluted net income per common share (in dollars per share)				$ 0.91	$ 0.8	$ 0.9	$ 0.78	$ 0.75	$ 0.74	$ 0.5	$ 0.85	$ 0.79	$ 0.51		$ 1.71	$ 1.49		$ 2.27		$ 3.17	$ 2.64	$ 2.08
Basic (in shares)				26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000		26,736,000	26,736,000		26,736,000		26,736,000	26,735,000	26,731,000
Diluted (in shares)				26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000		26,736,000	26,736,000		26,736,000		26,736,000	26,735,000	26,731,000

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 4) (USD $)	3 Months Ended											6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Operating Activities:
Net income	$ 27,210,000	$ 23,448,000	$ 20,739,000	$ 14,674,000	$ 22,106,000	$ 28,869,000	$ 18,255,000	$ 16,588,000	$ 16,730,000	$ 26,940,000	$ 11,836,000	$ 39,729,000	$ 44,187,000	$ 47,816,000	$ 70,273,000	$ 69,885,000	$ 92,104,000	$ 83,904,000	$ 72,094,000	$ 63,145,000
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	6,879,000	5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000	11,597,000	11,297,000	10,086,000	17,140,000	16,246,000	22,857,000	22,341,000	14,469,000	15,586,000
Provision for doubtful accounts								(3,889,000)											(3,889,000)	3,038,000
Changes in operating assets and liabilities net of effects from acquisitions:	(63,944,000)	(30,444,000)	(64,948,000)	13,673,000	23,758,000	7,447,000	(7,135,000)	36,970,000	(8,386,000)	7,782,000	(4,048,000)	(107,297,000)	(95,392,000)	(15,274,000)	(126,228,000)	(8,521,000)
NET CASH USED IN OPERATING ACTIVITIES	(29,855,000)	(1,531,000)	(38,377,000)	34,442,000	52,024,000	27,640,000	14,988,000	56,526,000	12,290,000	34,826,000	11,350,000	(55,971,000)	(39,908,000)	42,628,000	(38,815,000)	94,652,000	(54,677,000)	129,094,000	114,992,000	176,824,000
Investing Activities:
Acquisition of businesses, net of cash acquired	(20,177,000)					(2,394,000)	(124,431,000)	(1,074,000)	(6,326,000)		(850,000)	(53,272,000)		(126,825,000)		(126,825,000)		(126,825,000)	(8,250,000)	(19,965,000)
Consolidation of variable interest entity								(2,000)		38,266,000									(38,264,000)
Proceeds from sales or maturities of short-term investments		10,977,000	6,957,000	279,000	16,180,000	10,867,000	30,926,000	46,057,000	33,711,000	3,148,000	76,000		17,934,000				25,829,000	58,252,000	82,992,000
Purchases of short-term investments								(50,766,000)	(44,171,000)	(47,990,000)	(16,019,000)		17,934,000	41,793,000	(25,829,000)	57,973,000			(158,946,000)	(8,127,000)
Purchases of property, plant and equipment	(2,438,000)	(4,901,000)	(5,249,000)	(3,127,000)	(2,026,000)	(2,135,000)	(1,440,000)	(2,239,000)	(1,936,000)	(1,532,000)	(1,171,000)	(3,861,000)	(10,150,000)	(3,575,000)	(13,244,000)	(5,601,000)	(14,226,000)	(8,728,000)	(6,878,000)	(5,332,000)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(22,615,000)	6,076,000	1,708,000	(2,848,000)	14,154,000	6,338,000	(94,945,000)	(8,024,000)	(18,722,000)	(8,108,000)	(17,964,000)	(57,133,000)	7,784,000	(88,607,000)	12,585,000	(74,453,000)	11,603,000	(77,301,000)	(52,818,000)	(33,383,000)
Financing Activities:
Principal payments on long-term debt	(4,133,000)	(138,000)	(4,136,000)	(139,000)	(142,000)	(137,000)	(4,137,000)	(135,000)	(131,000)	(61,000)	(4,214,000)	(8,273,000)	(4,274,000)	(4,274,000)	(4,411,000)	(4,416,000)	(4,549,000)	(4,555,000)	(4,541,000)	(5,970,000)
Dividends paid to shareholders	(3,208,000)	(3,208,000)		(2,406,000)	(5,080,000)			(2,405,000)	(2,407,000)	44,000		(3,208,000)	(3,208,000)		(3,208,000)	(5,080,000)	(6,417,000)	(7,486,000)	(4,812,000)	(4,811,000)
Change in restricted cash		(68,584,000)											(68,584,000)		(68,584,000)
Purchases of treasury stock							(4,000)			(3,000)				(4,000)		(4,000)		(4,000)	(3,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	42,346,000	(71,930,000)	(4,136,000)	(2,545,000)	(5,222,000)	(137,000)	(4,141,000)	(2,540,000)	(2,538,000)	(20,000)	(4,214,000)	63,435,000	(76,066,000)	(4,278,000)	(76,203,000)	(9,500,000)	(79,550,000)	(12,045,000)	(9,312,000)	(10,736,000)
Effect of exchange rates on cash	(15,387,000)	9,010,000	798,000	(12,758,000)	925,000	2,864,000	2,935,000	2,260,000	(2,940,000)	(1,708,000)	886,000	(13,993,000)	9,808,000	5,799,000	4,414,000	6,724,000	5,743,000	(6,034,000)	(1,502,000)	(1,327,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(25,511,000)	(58,375,000)	(40,007,000)	16,291,000	61,881,000	36,705,000	(81,163,000)	48,222,000	(11,910,000)	24,990,000	(9,942,000)	(63,662,000)	(98,382,000)	(44,458,000)	(98,019,000)	17,423,000	(116,881,000)	33,714,000	51,360,000	131,378,000
Cash and cash equivalents at the beginning of the period	174,116,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	244,074,000	212,267,000	329,148,000	295,434,000	329,148,000	295,434,000	329,148,000	295,434,000	244,074,000		112,696,000
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	148,605,000	230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	148,605,000	230,766,000	250,976,000	231,129,000	312,857,000	212,267,000	329,148,000	295,434,000	244,074,000	112,696,000
Previously Reported
Operating Activities:
Net income		24,304,000	21,487,000	24,149,000	20,870,000	20,030,000	20,029,000	13,252,000	22,702,000	21,019,000	13,663,000		45,791,000	40,059,000		60,929,000		85,078,000	70,636,000	55,686,000
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization		5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000		11,297,000	10,086,000		16,246,000		22,341,000	14,469,000	15,586,000
Provision for doubtful accounts								(3,889,000)											(3,889,000)	3,038,000
Changes in operating assets and liabilities net of effects from acquisitions:		(31,334,000)	(65,693,000)	6,170,000	24,915,000	1,828,000	(7,744,000)	38,174,000	(15,530,000)	13,744,000	(5,881,000)		(97,027,000)	(5,916,000)		18,999,000
NET CASH USED IN OPERATING ACTIVITIES		(1,565,000)	(38,374,000)	36,414,000	51,945,000	28,076,000	16,153,000	54,394,000	11,118,000	34,867,000	11,344,000		(39,939,000)	44,229,000		96,174,000		132,588,000	111,723,000	176,033,000
Investing Activities:
Acquisition of businesses, net of cash acquired						(2,394,000)	(124,431,000)	(1,074,000)	(6,326,000)		(850,000)			(126,825,000)		(126,825,000)		(126,825,000)	(8,250,000)	(19,965,000)
Consolidation of variable interest entity								(2,000)		38,266,000									(38,264,000)
Proceeds from sales or maturities of short-term investments		10,977,000	6,957,000	279,000	16,180,000	10,867,000	30,926,000	46,057,000	33,711,000	3,148,000	76,000							58,252,000	82,992,000
Purchases of short-term investments								(50,766,000)	(44,171,000)	(47,990,000)	(16,019,000)		17,934,000	41,793,000		57,973,000			(158,946,000)	(8,127,000)
Purchases of property, plant and equipment		(4,901,000)	(5,249,000)	(3,127,000)	(2,026,000)	(2,135,000)	(1,440,000)	(2,239,000)	(1,936,000)	(1,532,000)	(1,171,000)		(10,150,000)	(3,575,000)		(5,601,000)		(8,728,000)	(6,878,000)	(5,332,000)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES		6,076,000	1,708,000	(2,848,000)	14,154,000	6,338,000	(94,945,000)	(8,024,000)	(18,722,000)	(8,108,000)	(17,964,000)		7,784,000	(88,607,000)		(74,453,000)		(77,301,000)	(52,818,000)	(33,383,000)
Financing Activities:
Principal payments on long-term debt		(138,000)	(4,136,000)	(139,000)	(142,000)	(137,000)	(4,137,000)	(135,000)	(131,000)	(61,000)	(4,214,000)		(4,274,000)	(4,274,000)		(4,416,000)		(4,555,000)	(4,541,000)	(5,970,000)
Dividends paid to shareholders		(3,208,000)		(2,406,000)	(5,080,000)			(2,405,000)	(2,407,000)	44,000			(3,208,000)			(5,080,000)		(7,486,000)	(4,812,000)	(4,811,000)
Change in restricted cash		(68,584,000)											(68,584,000)
Purchases of treasury stock							(4,000)			(3,000)				(4,000)		(4,000)		(4,000)	(3,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		(71,930,000)	(4,136,000)	(2,545,000)	(5,222,000)	(137,000)	(4,141,000)	(2,540,000)	(2,538,000)	(20,000)	(4,214,000)		(76,066,000)	(4,278,000)		(9,500,000)		(12,045,000)	(9,312,000)	(10,736,000)
Effect of exchange rates on cash		9,044,000	795,000	(14,730,000)	1,004,000	2,428,000	1,770,000	4,392,000	(1,768,000)	(1,749,000)	892,000		9,839,000	4,198,000		5,202,000		(9,528,000)	1,767,000	(536,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS		(58,375,000)	(40,007,000)	16,291,000	61,881,000	36,705,000	(81,163,000)	48,222,000	(11,910,000)	24,990,000	(9,942,000)		(98,382,000)	(44,458,000)		17,423,000		33,714,000	51,360,000	131,378,000
Cash and cash equivalents at the beginning of the period		289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000	244,074,000		329,148,000	295,434,000	329,148,000	295,434,000	329,148,000	295,434,000	244,074,000		112,696,000
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD		230,766,000	289,141,000	329,148,000	312,857,000	250,976,000	214,271,000	295,434,000	247,212,000	259,122,000	234,132,000		230,766,000	250,976,000		312,857,000		329,148,000	295,434,000	244,074,000	112,696,000
Adjustments
Operating Activities:
Net income		(856,000)	(748,000)	(9,475,000)	1,236,000	8,839,000	(1,774,000)	3,336,000	(5,972,000)	5,921,000	(1,827,000)		(2,343,000)	7,757,000		8,956,000		(1,174,000)	1,458,000	7,459,000
Adjustments to reconcile net income to net cash used in operating activities:
Changes in operating assets and liabilities net of effects from acquisitions:		890,000	745,000	7,503,000	(1,157,000)	(9,275,000)	609,000	(1,204,000)	(7,144,000)	(5,962,000)	1,833,000		2,374,000	(9,358,000)		(10,478,000)
NET CASH USED IN OPERATING ACTIVITIES		34,000	(3,000)	(1,972,000)	79,000	(436,000)	(1,165,000)	2,132,000	1,172,000	(41,000)	6,000		31,000	(1,601,000)		(1,522,000)		(3,494,000)	3,269,000	791,000
Financing Activities:
Effect of exchange rates on cash		$ (34,000)	$ 3,000	$ 1,972,000	$ (79,000)	$ 436,000	$ 1,165,000	$ (2,132,000)	$ (1,172,000)	$ 41,000	$ (6,000)		$ (31,000)	$ 1,601,000		$ 1,522,000		$ 3,494,000	$ (3,269,000)	$ (791,000)

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 5) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
Accounts receivable:
Trade and other receivables		$ 17,543				$ 20,259				$ 11,594				$ 12,833
Long-term contracts:
Billed	108,774	91,132
Unbilled	305,713	264,555
Allowance for doubtful accounts		(463)				(395)				(663)				(4,558)
Total accounts receivable	434,896	372,767
Less estimated amounts not currently due	(20,830)	(22,070)	(22,850)	(23,590)	(24,140)	(23,700)	(24,275)	(25,180)	(26,530)	(28,080)	(29,800)	(17,000)	(9,300)	(13,400)
Current accounts receivable	414,066	350,697	323,118	292,704	254,811	227,290	207,950	234,162	207,260	212,829	217,001	218,962	206,333	230,984
Inventories
Finished products														55
Work in process and inventoried costs under long-term contracts	71,885	78,796				71,855				79,529				105,460
Customer advances	(21,601)	(27,288)				(34,582)				(41,575)				(49,734)
Materials and purchased parts	708	858				1,086				2,699				1,824
Net inventories	50,992	52,366	49,622	51,398	43,341	38,359	41,230	37,387	40,538	40,653	47,083	59,382	62,164	57,605
Interim financial information
Accounts receivable:
Trade and other receivables				13,623	21,684		18,697	19,062	21,514		14,293	16,777	12,142
Long-term contracts:
Billed				87,000	86,847		89,400	101,268	82,694		117,552	98,752	76,214
Unbilled				216,341	170,960		124,818	139,685	130,248		117,914	123,786	132,543
Allowance for doubtful accounts				(670)	(540)		(690)	(673)	(666)		(2,958)	(3,353)	(5,266)
Total accounts receivable				316,294	278,951		23,225	259,342	233,790		246,801	235,962	215,633
Less estimated amounts not currently due				(23,590)	(24,140)		(24,275)	(25,180)	(26,530)		(29,800)	(17,000)	(9,300)
Current accounts receivable				292,704	254,811		207,950	234,162	207,260		217,001	218,962	206,333
Inventories
Finished products											51	714	54
Work in process and inventoried costs under long-term contracts				83,725	70,920		81,472	75,779	75,124		94,894	112,751	106,518
Customer advances				(33,378)	(28,708)		(41,359)	(40,211)	(38,059)		(51,141)	(57,695)	(49,438)
Materials and purchased parts				1,051	1,129		1,117	1,819	3,473		3,279	3,612	5,030
Net inventories				$ 51,398	$ 43,341		$ 41,230	$ 37,387	$ 40,538		$ 47,083	$ 59,382	$ 62,164

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net income	$ 27,158	$ 21,088	$ 26,721	$ 23,397	$ 20,694	$ 14,625	$ 22,050	$ 28,785	$ 18,134	$ 16,588	$ 16,730	$ 26,940	$ 11,836	$ 39,604	$ 44,091	$ 47,611	$ 69,624	$ 91,900	$ 83,594	$ 72,094	$ 63,145
Foreign currency translation adjustments		18,104				7,416				8,666								18,104	7,416	8,666	9,534
Net unrealized (losses) gains from cash flow hedges		(3,781)				(4,023)				1,595								(3,781)	(4,023)	1,595	112
Accumulated Other Comprehensive Income	(34,464)	(21,148)	(22,667)	(16,172)	(27,306)	(26,493)	(19,525)	(19,836)	(17,364)	(16,340)	(22,154)	(20,022)	(13,195)	(34,464)	(16,172)	(19,836)	(19,525)	(21,148)	(26,493)	(16,340)	(14,242)
Interim financial information
Net income				23,448	20,739	14,674	22,106	28,869	18,255	16,588	16,730	26,940	11,836
Foreign currency translation adjustments				7,846	347	(7,370)	543	2,938	2,639	8,034	(3,199)	(6,741)	1,038		7,846	2,938	543		(7,370)	8,034
Net unrealized (losses) gains from cash flow hedges				3,288	(1,160)	3,687	(232)	(5,410)	(3,663)	493	1,067	(86)	9		3,288	(5,410)	(232)		3,687	493
Accumulated Other Comprehensive Income				$ 34,582	$ 19,926	$ 10,991	$ 22,417	$ 26,397	$ 17,231	$ 25,115	$ 14,598	$ 20,113	$ 12,883		$ 34,582	$ 26,397	$ 22,417		$ 10,991	$ 25,115

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 7) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Level 1	Mar. 31, 2012 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Dec. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Jun. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Mar. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Dec. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Jun. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Mar. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Dec. 31, 2009 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Level 2	Mar. 31, 2012 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Jun. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Mar. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Jun. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Mar. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2009 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Total	Mar. 31, 2012 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Jun. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Mar. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Jun. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Mar. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2009 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Sep. 30, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2010 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2	Mar. 31, 2012 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Jun. 30, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Mar. 31, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2010 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Sep. 30, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2010 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total	Mar. 31, 2012 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Jun. 30, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Mar. 31, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2010 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Sep. 30, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2009 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2	Mar. 31, 2012 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Mar. 31, 2011 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Jun. 30, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2009 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Sep. 30, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2009 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total	Mar. 31, 2011 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Jun. 30, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Mar. 31, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2009 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total Interim financial information
Assets
Cash equivalents												$ 115,214	$ 171,300	$ 266,842	$ 129,756	$ 178,893	$ 205,862	$ 251,913	$ 166,602	$ 136,182	$ 118,800	$ 134,103	$ 152,823	$ 199,893														$ 115,214	$ 171,300	$ 266,842	$ 129,756	$ 178,893	$ 205,862	$ 251,913	$ 166,602	$ 136,182	$ 118,800	$ 134,103	$ 152,823	$ 199,893
Short-term investments	7,895	18,872	25,829	26,108	42,288	53,155	84,081	79,372	68,912	24,070	8,127																																								25,829	48,081	7,895	18,872	26,108	33,288	38,155	25,829	48,081	7,895	18,872	26,108	33,288	38,155	36,000	8,127	68,912	9,000	15,000	79,372	24,070	36,000	8,127	9,000	15,000	79,372	68,912	24,070
Current derivative assets																									2,827	3,779	7,466	11,428	18,106	2,197	1,000		9,289	11,086	13,755	16,887	16,878	2,827	3,779	7,466	11,428	18,106	2,197	1,000		9,289	11,086	13,755	16,887	16,878
Non-current derivative assets																									5,303	3,713				3,041	2,196	11,078		22				5,303	3,713				3,041	2,196	11,078		22
Total assets measured at fair value												115,214	171,300	266,842	129,756	178,893	205,862	251,913	166,602	136,182	118,800	134,103	152,823	199,893	8,130	7,492	33,295	95,509	26,233	13,133	22,068	37,186	51,577	64,263	93,127	85,799	40,948	123,344	178,792	300,137	225,265	205,126	218,995	273,981	203,788	187,759	183,063	227,230	238,622	240,841
Liabilities
Current derivative liabilities																									6,809	6,839	7,522	3,193	17,933	1,687	5,955	13,983	13,836	4,257	13,749	16,765	16,691	6,809	6,839	7,522	3,193	17,933	1,687	5,955	13,983	13,836	4,257	13,749	16,765	16,691
Non-current derivative liabilities																									7,170	6,498	6,164	4,748		6,497	5,246	8,987	6,988	10,063				7,170	6,498	6,164	4,748		6,497	5,246	8,987	6,988	10,063
Total liabilities measured at fair value																									$ 13,979	$ 13,337	$ 13,686	$ 7,941	$ 17,933	$ 8,184	$ 11,201	$ 22,970	$ 20,824	$ 14,320	$ 13,749	$ 16,765	$ 16,691	$ 25,663	$ 13,337	$ 13,686	$ 7,941	$ 17,933	$ 8,184	$ 11,201	$ 22,970	$ 20,824	$ 14,320	$ 13,749	$ 16,765	$ 16,691

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 8) (Foreign currency forwards, USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Foreign currency forwards
Derivative instruments and hedging activities
Notional Principal outstanding derivative instruments	$ 370,100	$ 358,400	$ 290,400	$ 334,800	$ 352,700	$ 224,500	$ 232,500	$ 233,700	$ 178,600	$ 176,800

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 9) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue recognition
Sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000	$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Operating income	34,648,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	52,890,000	60,294,000	67,224,000	94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Interim financial information
Revenue recognition
Sales				339,600,000	316,800,000	343,000,000	322,800,000	347,900,000	281,900,000	354,000,000	325,100,000	272,500,000	246,600,000
Operating income				32,500,000	27,800,000	19,700,000	27,800,000	40,600,000	25,400,000	31,500,000	22,300,000	34,800,000	18,000,000
Transportation Systems
Revenue recognition
Sales	138,800,000			131,700,000										257,400,000	257,500,000			513,500,000	427,100,000	383,000,000	314,300,000
Operating income	32,200,000			23,400,000										45,400,000	41,300,000			76,300,000	66,900,000	51,800,000	56,400,000
Transportation Systems | Interim financial information
Revenue recognition
Sales				131,700,000		117,500,000	111,100,000	110,300,000	88,200,000	107,900,000	106,900,000	98,700,000	69,500,000
Operating income				23,400,000		9,200,000	17,100,000	26,600,000	14,000,000	12,200,000	10,000,000	22,300,000	7,300,000
Defense Systems
Revenue recognition
Sales	103,200,000			80,700,000										184,400,000	164,000,000			375,400,000	390,700,000	368,200,000	287,500,000
Operating income	300,000			6,100,000										1,500,000	12,100,000			34,600,000	29,800,000	31,600,000	19,900,000
Defense Systems | Interim financial information
Revenue recognition
Sales				80,700,000		106,500,000	85,600,000	104,100,000	94,500,000	123,000,000	106,600,000	63,900,000	74,700,000
Operating income				6,100,000		7,100,000	4,000,000	10,800,000	7,900,000	12,200,000	6,000,000	6,800,000	6,600,000
Mission Support Services
Revenue recognition
Sales	122,200,000			126,900,000										235,600,000	234,400,000			491,400,000	476,500,000	4,449,000	420,600,000
Operating income	3,600,000			4,600,000										7,800,000	9,100,000			21,900,000	23,900,000	27,900,000	25,900,000
Mission Support Services | Interim financial information
Revenue recognition
Sales				126,900,000		118,700,000	125,900,000	133,100,000	98,800,000	122,400,000	111,300,000	109,400,000	101,800,000
Operating income				4,600,000		5,700,000	8,000,000	5,100,000	5,100,000	7,700,000	7,500,000	7,100,000	5,600,000
Unallocated corporate expenses and other
Revenue recognition
Operating income	(1,500,000)			(1,600,000)										(1,800,000)	(2,200,000)			(4,800,000)	(7,100,000)	(4,700,000)	(6,300,000)
Unallocated corporate expenses and other | Interim financial information
Revenue recognition
Operating income				(1,600,000)		(2,300,000)	(1,300,000)	(1,900,000)	(1,600,000)	(600,000)	(1,200,000)	(1,400,000)	(1,500,000)
Other
Revenue recognition
Sales	100,000			300,000										300,000	500,000			1,100,000	1,300,000	2,100,000	3,500,000
Other | Interim financial information
Revenue recognition
Sales				$ 300,000		$ 300,000	$ 200,000	$ 400,000	$ 400,000	$ 700,000	$ 300,000	$ 500,000	$ 600,000

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 10) (Change in estimated total costs, USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2012 Interim financial information	Jun. 30, 2012 Interim financial information	Mar. 31, 2012 Interim financial information	Dec. 30, 2011 Interim financial information	Sep. 30, 2011 Interim financial information	Jun. 30, 2011 Interim financial information	Mar. 31, 2011 Interim financial information	Dec. 31, 2010 Interim financial information	Sep. 30, 2010 Interim financial information	Jun. 30, 2010 Interim financial information	Mar. 31, 2010 Interim financial information	Dec. 31, 2009 Interim financial information
Revenue recognition
Increase (decrease) in operating income	$ 3.1	$ 7.1	$ 3.6	$ 7.8	$ 17.5	$ 17	$ 8.8	$ 3.6	$ 2.3	$ 12.8	$ 7.1	$ 1.2	$ 12.1	$ 3.7	$ 6.1	$ 3.5	$ 9.9	$ (1.9)	$ 5.1	$ 4.7
Increase (decrease) in revenue					$ 12	$ 11.5	$ 5.8	$ 2.7	$ 1.5	$ 8.3	$ 4.9	$ 0.9	$ 8.5	$ 2.3	$ 4.2	$ 2.1	$ 6.7	$ (1.3)	$ 3.5	$ 3.1
Increase (decrease) in net income per common share (in dollars per share)	$ 0.1	$ 0.19	$ 0.12	$ 0.2	$ 0.45	$ 0.43	$ 0.22	$ 0.1	$ 0.06	$ 0.31	$ 0.19	$ 0.03	$ 0.32	$ 0.09	$ 0.16	$ 0.08	$ 0.25	$ (0.05)	$ 0.13	$ 0.12

SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 11) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Acquisitions
Net sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000		$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Net loss after taxes	27,210,000			23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	16,588,000	16,730,000	26,940,000	11,836,000	39,729,000	44,187,000	47,816,000	70,273,000	69,885,000	92,104,000	83,904,000	72,094,000	63,145,000
Abraxas Corporation
Acquisitions
Net sales				17,000	19,200	19,500	15,000	15,500
Net loss after taxes				$ 500	$ 500	$ 1,300	$ 200	$ 800

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Net sales:
Products	$ 164,968	$ 155,776	$ 300,669	$ 309,086
Services	199,337	183,869	377,007	347,325
Total net sales	364,305	339,645	677,676	656,411
Costs and expenses:
Products	117,123	106,684	218,018	220,133
Services	153,766	145,642	297,617	277,050
Selling, general and administrative	41,320	43,039	82,317	78,259
Restructuring costs	6,084		6,084
Research and development	7,098	8,072	12,920	12,968
Amortization of purchased intangibles	4,266	3,668	7,830	7,707
Total costs and expenses	329,657	307,105	624,786	596,117
Operating income	34,648	32,540	52,890	60,294
Other income (expense):
Interest and dividend income	312	964	749	1,726
Interest expense	(654)	(331)	(1,516)	(678)
Other income (expense) - net	(53)	122	49	1,045
Income before income taxes	34,253	33,295	52,172	62,387
Income taxes	7,043	9,847	12,443	18,200
Net income	27,210	23,448	39,729	44,187
Less noncontrolling interest in income of VIE	52	51	125	96
Net income attributable to Cubic	$ 27,158	$ 23,397	$ 39,604	$ 44,091
Net income per share attributable to Cubic
Basic (in dollars per share)	$ 1.02	$ 0.88	$ 1.48	$ 1.65
Diluted (in dollars per share)	$ 1.02	$ 0.88	$ 1.48	$ 1.65
Dividends per common share (in dollars per share)	$ 0.12	$ 0.12	$ 0.12	$ 0.12
Weighted average shares used in per share calculations:
Basic (in shares)	26,736	26,736	26,736	26,736
Diluted (in shares)	26,736	26,736	26,736	26,736

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 27,210	$ 23,448	$ 39,729	$ 44,187
Other comprehensive income (loss):
Foreign currency translation	(14,608)	7,846	(13,313)	8,193
Net unrealized gain (loss) from cash flow hedges	(745)	3,288	(3)	2,128
Total other comprehensive income (loss)	(15,353)	11,134	(13,316)	10,321
Total comprehensive income	$ 11,857	$ 34,582	$ 26,413	$ 54,508

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 148,605	$ 212,267
Restricted cash	68,833	68,749
Accounts receivable - net	414,066	350,697
Recoverable income taxes	5,600	7,083
Inventories - net	50,992	52,366
Deferred income taxes and other current assets	16,754	21,564
Total current assets	704,850	712,726
Long-term contract receivables	20,830	22,070
Long-term capitalized contract costs	51,805	26,875
Property, plant and equipment - net	54,732	55,327
Goodwill	185,589	146,933
Purchased intangibles - net	62,930	39,374
Other assets	19,507	23,012
Total assets	1,100,243	1,026,317
Current liabilities:
Short-term borrowings	25,000
Trade accounts payable	33,322	47,917
Customer advances	92,178	100,764
Accrued compensation and other current liabilities	128,096	108,668
Income taxes payable	7,094	20,733
Current portion of long-term debt	527	4,561
Total current liabilities	286,217	282,643
Long-term debt	52,502	6,942
Other long-term liabilities	67,918	66,390
Shareholders' equity:
Common stock	12,633	12,574
Retained earnings	751,439	715,043
Accumulated other comprehensive loss	(34,464)	(21,148)
Treasury stock at cost	(36,078)	(36,078)
Shareholders' equity related to Cubic	693,530	670,391
Noncontrolling interest in variable interest entity	76	(49)
Total shareholders' equity	693,606	670,342
Total liabilities and shareholders' equity	$ 1,100,243	$ 1,026,317

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Operating Activities:
Net income	$ 27,210	$ 39,729
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	6,879	11,597
Changes in operating assets and liabilities	(63,944)	(107,297)
NET CASH USED IN OPERATING ACTIVITIES	(29,855)	(55,971)
Investing Activities:
Acquisition of businesses, net of cash acquired	(20,177)	(53,272)
Purchases of property, plant and equipment	(2,438)	(3,861)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(22,615)	(57,133)
Financing Activities:
Proceeds from short-term borrowings	45,000	70,000
Principal payments on short-term borrowings	(45,000)	(45,000)
Proceeds from long-term borrowings	50,000	50,000
Principal payments on long-term debt	(4,133)	(8,273)
Dividends paid	(3,208)	(3,208)
Net change in restricted cash	(313)	(84)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	42,346	63,435
Effect of exchange rates on cash	(15,387)	(13,993)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(25,511)	(63,662)
Cash and cash equivalents at the beginning of the period	174,116	212,267
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	148,605	148,605
Supplemental disclosure of non-cash investing and financing activities:
Liability incurred to acquire NEK		19,552
Receivable from the seller of NextBus	$ 682	$ 682

Basis for Presentation	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Basis for Presentation
Basis for Presentation

Note 1 — Basis for Presentation

Cubic Corporation (“we”, “us”, and “Cubic”) has prepared the accompanying unaudited condensed consolidated financial statements in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all information and footnotes required by accounting principles generally accepted in the United States for complete financial statements.

In our opinion, all adjustments necessary for a fair presentation of these financial statements have been included, and are of a normal and recurring nature. Operating results for the three- and six- month periods ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending September 30, 2013. For further information, refer to the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended September 30, 2012.

The preparation of the financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

There have been no material changes to our significant accounting policies as compared with the significant accounting policies described in the Annual Report on Form 10-K for the fiscal year ended September 30, 2012, other than the revisions to or addition of the following:

Revenue recognition.

We generate revenue from the sale of products such as mass transit fare collection systems, air and ground combat training systems, and secure communications products. We provide services such as specialized military training exercises, including live, virtual and constructive training exercises and support, and we operate and maintain fare systems for mass transit customers. We classify sales as products or services in our Consolidated Statements of Income based on the attributes of the underlying contracts.

We recognize sales and profits under our long-term fixed-price contracts, which generally require a significant amount of development effort in relation to total contract value, using the cost-to-cost percentage-of-completion method of accounting. We record sales and profits based on the ratio of contract costs incurred to estimated total contract costs at completion. Contract costs include material, labor and subcontracting costs, as well as an allocation of indirect costs. For contracts with the U.S. federal government, general and administrative costs are included in contract costs; however, general and administrative costs are not considered contract costs for any other customers. Costs are recognized as incurred for contracts accounted for under the cost-to-cost percentage-of-completion method.

For certain other long-term, fixed price production contracts not requiring substantial development effort we use the units-of-delivery percentage-of-completion method as the basis to measure progress toward completing the contract and recognizing sales. The units-of delivery measure recognizes revenues as deliveries are made to the customer generally using unit sales values in accordance with the contract terms. Costs of sales are recorded as deliveries are made. We estimate profit as the difference between total estimated revenue and total estimated cost of a contract and recognize that profit over the life of the contract based on deliveries.

For long-term fixed price contracts, we only include amounts representing contract change orders, claims or other items in the contract value when they can be reliably estimated and we consider realization probable. Changes in estimates of sales, costs and profits are recognized using the cumulative catch-up method of accounting. This method recognizes in the current period the cumulative effect of the changes on current and prior periods. A significant change in one or more of these estimates could have a material effect on our consolidated financial position or results of operations.

We record sales under cost-reimbursement-type contracts as we incur the costs. The Federal Acquisition Regulations provide guidance on the types of costs that we will be reimbursed in establishing the contract price. We consider incentives or penalties and awards applicable to performance on contracts in estimating sales and profits, and record them when there is sufficient information to assess anticipated contract performance. We do not recognize incentive provisions that increase or decrease earnings based solely on a single significant event until the event occurs.

We occasionally enter into contracts that include multiple deliverables such as the construction or upgrade of a system and subsequent services to operate and maintain the delivered system. For multiple element contracts that were entered prior to October 1, 2009, a delivered item was considered a separate unit of accounting when it had value to the customer on a standalone basis and there was objective and reliable evidence of the fair value of the undelivered items. For contracts where we are unable to conclude there were separate units of accounting, we combine the deliverables and recognize revenue once the final item has been delivered or, if the final element is a service, over the period of performance.

We elected to adopt authoritative accounting guidance for multiple-element arrangements effective October 1, 2009 on a prospective basis. This guidance affected the accounting conclusion as to whether a deliverable under a contract is considered a separate unit of accounting, and also affected the method that is used to allocate arrangement consideration to each separate unit of accounting. The new guidance eliminates the requirement for objective and reliable evidence of fair value to exist for the undelivered items in order for a delivered item to be treated as a separate unit of accounting. The new guidance also requires arrangement consideration to be allocated at the inception of the arrangement to all deliverables using the relative-selling-price method and eliminates the use of the residual method of allocation. Under the relative-selling-price method, the selling price for each deliverable is determined using vendor specific objective evidence (VSOE) of selling price or third-party evidence of selling price if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists for a deliverable, which is typically the case for our contracts, the guidance requires us to determine the best estimate of the selling price, which is the price at which we would sell the deliverable if it were sold on a standalone basis. In estimating the selling price of the deliverable on a standalone basis, we consider our overall pricing models and objectives, including the factors we contemplate in negotiating our contracts with our customers. The pricing models and objectives that we use are generally based upon a cost-plus margin approach, with the estimated margin based in part on qualitative factors such as perceived customer pricing sensitivity and competitive pressures.

Once the contract value is allocated to the separate deliverables under a multiple-element arrangement, revenue recognition guidance relevant to each contractual element is followed. For example, for the long-term construction portion of a contract we use the percentage-of completion method and for the services portion we recognize the service revenues on a straight-line basis over the contractual service period or based on measurable units of work performed or incentives earned. Revenue under our service contracts with the U.S. government is recorded under the cost-to cost percentage-of-completion method. Award fees and incentives related to performance under these service contracts are accrued during the performance of the contract based on our historical experience and estimates of success with such awards.

Revenue under contracts for services other than those with the U.S. government and those associated with design, development, or production activities is recognized either as services are performed or when a contractually required event has occurred, depending on the contract. For such contracts that contain measurable units of work performed we recognize sales when the units of work are completed. Certain of our transportation systems service contracts contain service level or system usage incentives, for which we recognize revenues when the incentive award is fixed or determinable. These contract incentives are generally based upon monthly service levels or monthly performance and become fixed or determinable on a monthly basis. However, one of our transportation systems service contracts contains annual system usage incentives which are based upon system usage compared to annual baseline amounts. For this contract the annual system usage incentives are not considered fixed or determinable until the end of the contract year for which the incentives are measured, which falls within the second quarter of our fiscal year. Revenue under such contracts that do not contain measurable units of work performed, which is generally the case for our service contracts, is recognized on a straight-line basis over the contractual service period, unless evidence suggests that the revenue is earned, or obligations fulfilled, in a different manner. Costs incurred under these services contracts are expensed as incurred.

We make provisions in the current period to fully recognize any anticipated losses on contracts. If we receive cash on a contract prior to revenue recognition or in excess of inventoried costs, we classify it as a customer advance on the balance sheet.

Recognizing assets acquired and liabilities assumed in business combinations.

Acquired assets and assumed liabilities are recognized in a business combination on the basis of their fair values at the date of acquisition. We assess fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, using a variety of methods including income approaches such as present value techniques or cost approaches such as the estimation of current selling prices and replacement values. Fair value of the assets acquired and liabilities assumed, including intangible assets, and contingent payments, are measured based on the assumptions and estimations with regards to the variable factors such as the amount and timing of future cash flows for the asset or liability being measured, appropriate risk-adjusted discount rates, nonperformance risk, or other factors that market participants would consider. Upon acquisition, we determine the estimated economic lives of the acquired intangible assets for amortization purposes, which are based on the underlying expected cash flows of such assets. Adjustments to inventory are based on the fair market value of inventory and amortized into income based on the period in which the underlying inventory is sold. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Actual results may vary from projected results and assumptions used in the fair value assessments.

Stock-Based Compensation

Restricted stock units awards (RSUs) are granted to eligible employees and directors and represent rights to receive shares of common stock at a future date if vesting occurs. RSUs granted to date have either time-based vesting or performance-based vesting. Compensation expense for all restricted stock unit awards is measured at fair value at the grant date and recognized based upon the number of RSUs that ultimately vest. We determine the fair value of RSUs based on the closing market price of our common stock on the grant date. The grant date of the performance-based RSUs takes place when the grant is authorized and the specific achievement goals are communicated.

Compensation expense for time-based vesting awards is recorded on a straight-line basis over the requisite service period, adjusted by estimated forfeiture rates. Vesting of performance-based RSUs is tied to achievement of specific company goals over the measurement period. For all performance-based RSUs granted to date, the measurement period is October 1, 2012 through September 30, 2015. For purposes of measuring compensation expense for performance-based RSUs, at each reporting date we estimate the number of shares for which vesting is deemed probable based on management’s expectations regarding achievement of the relevant performance criteria, adjusted by estimated forfeiture rates. Compensation expense for the number of shares ultimately expected to vest is recognized on a straight-line basis over the requisite service period for the performance-based RSUs. The recognition of compensation expense associated with performance-based RSUs requires judgment in assessing the probability of meeting the performance goals. For performance-based RSUs, there may be significant expense recognition or reversal of recognized expense in periods in which when there are changes in the assessed probability of meeting performance-based vesting criteria.

Net Income Per Share

Basic net income per share (EPS) is computed by dividing the net income for the period by the weighted average number of common shares outstanding during the period, including vested RSUs.

Diluted EPS is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. Common equivalent shares consist of dilutive restricted stock units. Dilutive restricted stock units are calculated based on the average share price for each fiscal period using the treasury stock method. For RSUs with performance-based vesting, no common equivalent shares are included in the computation of diluted EPS until the related performance criteria have been met. For the quarter and six-month period ended March 31, 2013, none of the restricted stock units are dilutive based upon the treasury stock method calculations.

Note 1—Summary of significant accounting policies

Organization and nature of the business:    We design, develop and manufacture products which are mainly electronic in nature, provide government services and services related to products previously produced by us and others. Our principal lines of business are defense systems, defense services and transportation fare collection systems and services. Our principal customers for defense products and services are the United States and foreign governments. Our transportation fare collection systems and services are sold primarily to large local government agencies worldwide.

Principles of consolidation:    The consolidated financial statements include the accounts of Cubic Corporation, its majority-owned subsidiaries and, as of March 5, 2010, its 50% owned variable interest entity, Transaction Systems Limited (TranSys). We consolidate variable interest entities (VIE) when we determine that Cubic is the primary beneficiary of the VIE. All significant intercompany balances and transactions have been eliminated in consolidation. The consolidation of foreign subsidiaries requires translation of their assets and liabilities into U.S. dollars at year-end exchange rates. We translate our statements of income and cash flows at the average exchange rates for each year. Transaction gains on advances to foreign subsidiaries amounted to $1.1 million, $0.1 million, $0.8 million and $1.8 million in 2012, 2011, 2010 and 2009, respectively.

Cash equivalents:    We consider highly liquid investments with maturity of three months or less when purchased to be cash equivalents.

Restricted cash:    Restricted cash represents cash that is restricted as to withdrawal usage for legal or contractual reasons. Restricted cash is classified either as current or non-current, depending upon the date of the availability.

Concentration of credit risk:    We have established guidelines pursuant to which our cash and cash equivalents are diversified among various money market instruments and investment funds. These guidelines emphasize the preservation of capital by requiring minimum credit ratings assigned by established credit organizations. We achieve diversification by specifying maximum investments in each instrument type and issuer. The majority of these investments are not on deposit in federally insured accounts.

Short-term investments:    Short-term investments include marketable U.S. government agency securities and pre-refunded tax exempt bonds that may be purchased at a discount or premium, may have callable options, and are categorized as available-for-sale securities. We record short-term investments at fair value and we record any net differences between fair market value and cost in accumulated other comprehensive income (loss) on the consolidated balance sheets.

Accounts receivable:    Receivables consist primarily of amounts due from U.S. and foreign governments for defense products and services and local government agencies for transportation systems. Due to the nature of our customers, we generally do not require collateral. We have limited exposure to credit risk as we have historically collected substantially all of our receivables from government agencies. We generally require no allowance for doubtful accounts for these customers.

Inventories:    We state our inventories at the lower of cost or market. We determine cost using the first-in, first-out (FIFO) method, which approximates current replacement cost. We value our work in process at the actual production and engineering costs incurred to date, including applicable overhead. For contracts with the U.S. government our work in process also includes general and administrative costs. Any inventoried costs in excess of estimated realizable value are immediately charged to cost of sales. Where contracts include advances, performance-based payments and progress payments, we reflect the advances as an offset against any related inventory balances.

Long-term capitalized contract costs:    Long-term capitalized contract costs include costs incurred on a contract to develop and manufacture a transportation fare system for a customer for which revenue will not be recognized until delivery of the system.

Property, plant and equipment:    We carry property, plant and equipment at cost. We provide depreciation in amounts sufficient to amortize the cost of the depreciable assets over their estimated useful lives. Generally, we use straight-line methods for depreciable real property over estimated useful lives or the term of the underlying lease for leasehold improvements. We use accelerated methods (declining balance and sum-of-the-years-digits) for machinery and equipment over their estimated useful lives.

Goodwill and purchased intangibles:    We evaluate goodwill for potential impairment annually as of July 1, or when circumstances indicate that the carrying value may not be recoverable. The test is performed by comparing the fair value of a reporting unit to its carrying value, including recorded goodwill. If the carrying value exceeds the fair value, we would measure impairment by comparing the implied fair value of goodwill to its carrying value, and any impairment determined would be recorded in the current period. To date there has been no impairment of our recorded goodwill. Our purchased intangible assets are subject to amortization and we use a combination of straight-line and accelerated methods, based on the expected cash flows from the assets.

Impairment of long-lived assets:    We generally evaluate the carrying values of long-lived assets other than goodwill for impairment only if events or changes in facts and circumstances indicate that carrying values may not be recoverable. If we determined there was any impairment, we would measure it by comparing the fair value of the related asset to its carrying value and record the difference in the current period. Fair value is generally determined by identifying estimated discounted cash flows to be generated by those assets. We have not recorded any material impairments for the years ended September 30, 2012, 2011, 2010 and 2009.

Customer advances:    We receive advances, performance-based payments and progress payments from customers that may exceed revenues recognized on certain contracts, including contracts with agencies of the U.S. government. We classify such advances, other than those reflected as a reduction of receivables or inventories, as current liabilities.

Contingencies:    We establish reserves for loss contingencies when, in the opinion of management, the likelihood of liability is probable and the extent of such liability is reasonably estimable. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, our defenses and our experience in similar cases or proceedings as well as our assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. We may increase or decrease our legal reserves in the future, on a matter-by-matter basis, to account for developments in such matters.

Derivative financial instruments:    All derivatives are recorded at fair value, however, the classification of gains and losses resulting from changes in the fair values of derivatives are dependent on the intended use of the derivative and its resulting designation. If a derivative is designated as a fair value hedge, then a change in the fair value of the derivative is offset against the change in the fair value of the underlying hedged item and only the ineffective portion of the hedge, if any, is recognized in cost of sales. If a derivative is designated as a cash flow hedge, then the effective portion of a change in the fair value of the derivative is recognized as a component of accumulated other comprehensive income until the underlying hedged item is recognized in cost of sales, or the forecasted transaction is no longer probable of occurring. If a derivative does not qualify as a highly effective hedge, a change in fair value is immediately recognized in earnings. We formally document hedging relationships for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions.

Defined benefit pension plans:    Some of our employees are covered by defined benefit pension plans. The net periodic cost of our plans is determined using several actuarial assumptions, the most significant of which are the discount rate and the long-term rate of return on plan assets. We recognize on a plan-by-plan basis the funded status of our defined benefit pension plans as either an asset or liability on our balance sheets, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax, in shareholders' equity. The funded status is measured as the difference between the fair value of the plan assets and the benefit obligation of the plan.

Revenue recognition:    We generate revenue from the sale of products such as mass transit fare collection systems, air and ground combat training systems, and secure communications products. We provide services such as specialized military training exercises, including live, virtual and constructive training exercises and support, and we operate and maintain fare systems for mass transit customers. We classify sales as products or services in our Consolidated Statements of Income based on the attributes of the underlying contracts.

We recognize sales and profits under our long-term fixed-price contracts, which generally require a significant amount of development effort in relation to total contract value, using the cost-to-cost percentage-of-completion method of accounting. We record sales and profits based on the ratio of contract costs incurred to estimated total contract costs at completion. Contract costs include material, labor and subcontracting costs, as well as an allocation of indirect costs. For contracts with the U.S. federal government, general and administrative costs are included in contract costs; however, general and administrative costs are not considered contract costs for any other customers. Cost are recognized as incurred for contracts accounted for under the cost-to-cost percentage-of-completion method.

For certain other long-term, fixed price production contracts not requiring substantial development effort we use the units-of-delivery percentage-of-completion method as the basis to measure progress toward completing the contract and recognizing sales. The units-of-delivery measure recognizes revenues as deliveries are made to the customer generally using unit sales values in accordance with the contract terms. Costs of sales are recorded as deliveries are made. We estimate profit as the difference between total estimated revenue and total estimated cost of a contract and recognize that profit over the life of the contract based on deliveries.

For long-term fixed price contracts, we only include amounts representing contract change orders, claims or other items in the contract value when they can be reliably estimated and we consider realization probable. Changes in estimates of sales, costs and profits are recognized using the cumulative catch-up method of accounting. This method recognizes in the current period the cumulative effect of the changes on current and prior periods. A significant change in one or more of these estimates could have a material effect on our consolidated financial position or results of operations.

Changes in estimates on contracts for which revenue is recognized using the cost-to-cost percentage-of-completion method increased operating profit by approximately $17.5 million in 2012, $17.0 million in 2011, $8.8 million in 2010, and $3.6 million in 2009. These adjustments increased net income by approximately $12.0 million ($0.45 per share) in 2012, $11.5 million ($0.43 per share) in 2011, $5.8 million ($0.22 per share) in 2010, and $2.7 million ($0.10 per share) in 2009.

We record sales under cost-reimbursement-type contracts as we incur the costs. The Federal Acquisition Regulations provide guidance on the types of costs that we will be reimbursed in establishing the contract price. We consider incentives or penalties and awards applicable to performance on contracts in estimating sales and profits, and record them when there is sufficient information to assess anticipated contract performance. We do not recognize incentive provisions that increase or decrease earnings based solely on a single significant event until the event occurs.

We occasionally enter into contracts that include multiple deliverables such as the construction or upgrade of a system and subsequent services to operate and maintain the delivered system. For multiple element contracts that were entered prior to October 1, 2009, a delivered item was considered a separate unit of accounting when it had value to the customer on a stand-alone basis and there was objective and reliable evidence of the fair value of the undelivered items. For contracts where we are unable to conclude there were separate units of accounting, we combine the deliverables and recognize revenue once the final item has been delivered or, if the final element is a service, over the period of performance.

We elected to adopt authoritative accounting guidance for multiple-element arrangements effective October 1, 2009 on a prospective basis. This guidance affected the accounting conclusion as to whether a deliverable under a contract is considered a separate unit of accounting, and also affected the method that is used to allocate arrangement consideration to each separate unit of accounting. The new guidance eliminates the requirement for objective and reliable evidence of fair value to exist for the undelivered items in order for a delivered item to be treated as a separate unit of accounting. The new guidance also requires arrangement consideration to be allocated at the inception of the arrangement to all deliverables using the relative-selling-price method and eliminates the use of the residual method of allocation. Under the relative-selling-price method, the selling price for each deliverable is determined using vendor specific objective evidence (VSOE) of selling price or third-party evidence of selling price if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists for a deliverable, which is typically the case for our contracts, the guidance requires us to determine the best estimate of the selling price, which is the price at which we would sell the deliverable if it were sold on a standalone basis. In estimating the selling price of the deliverable on a standalone basis, we consider our overall pricing models and objectives, including the factors we contemplate in negotiating our contracts with our customers. The pricing models and objectives that we use are generally based upon a cost-plus margin approach, with the estimated margin based in part on qualitative factors such as perceived customer pricing sensitivity and competitive pressures.

Once the contract value is allocated to the separate deliverables under a multiple-element arrangement, revenue recognition guidance relevant to each contractual element is followed. For example, for the long-term construction portion of a contract we use the percentage-of-completion method and for the services portion we recognize the service revenues on a straight-line basis over the contractual service period or based on measurable units of work performed or incentives earned.

Revenue under our service contracts with the U. S. government is recorded under the cost-to-cost percentage-of-completion method. Award fees and incentives related to performance under these service contracts are accrued during the performance of the contract based on our historical experience and estimates of success with such awards.

Revenue under contracts for services other than those with the U. S. government and those associated with design, development, or production activities is recognized either as services are performed or when a contractually required event has occurred, depending on the contract. For such contracts that contain measurable units of work performed we recognize sales when the units of work are completed. Certain of our transportation systems service contracts contain service level or system usage incentives, for which we recognize revenues when the incentive award is fixed or determinable. These contract incentives are generally based upon monthly service levels or monthly performance and become fixed or determinable on a monthly basis. However, one of our transportation systems service contracts contains annual system usage incentives which are based upon system usage compared to annual baseline amounts. For this contract the annual system usage incentives are not considered fixed or determinable until the end of the contract year for which the incentives are measured, which falls within the second quarter of our fiscal year. Revenue under such contracts that do not contain measurable units of work performed, which is generally the case for our service contracts, is recognized on a straight-line basis over the contractual service period, unless evidence suggests that the revenue is earned, or obligations fulfilled, in a different manner. Costs incurred under these services contracts are expensed as incurred.

We make provisions in the current period to fully recognize any anticipated losses on contracts. If we receive cash on a contract prior to revenue recognition or in excess of inventoried costs, we classify it as a customer advance on the balance sheet.

Research and development:    We record the cost of company sponsored research and development (R&D) activities as the expenses are incurred. The cost of product development activities incurred in connection with the performance of work on our contracts is included in cost of sales as they are directly related to contract performance.

Other income (expense):    We hold U.S. dollar denominated investments at our wholly-owned subsidiary in the U.K., that has the British pound as its functional currency. The impact of exchange rates on these investments is recorded as other non-operating income and resulted in a loss of $0.4 million in 2012, and a gain of $0.5 million and $2.6 million in 2011 and 2010, respectively. We did not hold U.S. dollar denominated investments at our U.K. subsidiary in 2009.

Income taxes:    Our provision for income taxes includes federal, state, local and foreign income taxes. We recognize tax credits, primarily for R&D, as a reduction of our provision for income taxes in the year in which they are available for tax purposes. We provide deferred income taxes on temporary differences between assets and liabilities for financial reporting and tax purposes as measured by enacted tax rates we expect to apply when the temporary differences are settled or realized. We establish valuation allowances for deferred tax assets when the amount of future taxable income we expect is not likely to support the use of the deduction or credit. Annually we evaluate the capital requirements of our foreign subsidiaries and determine the amount of excess capital, if any, that is available for distribution. We provide for U.S. taxes on the amount we determine to be excess capital available for distribution. U.S. taxes are not provided on amounts we consider to be indefinitely reinvested.

Earnings per share:    We calculate per share amounts based upon the weighted average number of shares of common stock outstanding.

Recent accounting pronouncements:    In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. ASU 2011-04 clarified the intent about the application of existing fair value measurement requirements and changed certain requirements for measuring fair value and for disclosing information about fair value measurements. We adopted ASU 2011-04 in the quarter ended March 31, 2012. This adoption had no material impact to our financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other, which amends the existing guidance on goodwill impairment testing. The new standard allows an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If this is the case, the entity will need to perform a more detailed two-step goodwill impairment test which is used to identify potential goodwill impairments and to measure the amount of goodwill impairment losses to be recognized, if any. The standard is effective for annual or interim goodwill impairment tests performed by us after December 31, 2011, and did not have an effect on our measurement for potential goodwill impairment.

In May 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and is required to be applied retrospectively. We adopted this new guidance effective October 1, 2012.

Use of estimates:    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates include the estimated total costs at completion of our long-term contracts, estimated loss contingencies, estimated self-insurance liabilities, estimated discounted cash flows of our reporting units used for goodwill impairment testing, and estimated rates of return and discount rates related to our defined benefit pension plans. Actual results could differ from our estimates.

Risks and uncertainties:    We are subject to the normal risks and uncertainties of performing large, multiyear, often fixed-price contracts. In addition, we are subject to audit of incurred costs related to many of our U.S. government contracts. These audits could produce different results than we have estimated; however, our experience has been that our costs are acceptable to the government.

Acquisitions	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Acquisitions
Acquisitions

Note 2 — Acquisitions

NEK

On December 14, 2012, Cubic acquired from NEK Advanced Securities Group, Inc. (Seller) the customer contracts and operating assets of NEK Special Programs Group LLC (NEK), which consists of the Seller’s Special Operation Forces training business based in Fayetteville, North Carolina and Colorado Springs, Colorado. This acquisition will expand the scope of services and customer base of our Mission Support Services (MSS) segment. In connection with the acquisition, we hired more than 200 employees of the Seller’s Special Operations Forces training business. This transaction has been accounted for as a business combination. The results of the acquired operations have been included in our condensed consolidated financial statements since the acquisition date. For the three months ended March 31, 2013 the amount of NEK’s net sales and net loss after taxes included in our consolidated statement of income were $9.1 million and $0.3 million, respectively. For the six months ended March 31, 2013 the amounts of NEK’s net sales and net loss after taxes were $9.6 million and $0.3 million respectively. Included in the NEK operating results are $0.4 million in transaction related costs incurred during the six months ended March 31, 2013.

The acquisition agreement states that the cost of the acquisition will total $52.0 million, adjusted by the difference between the net working capital acquired and targeted working capital amounts, less amounts that will not be due if certain future events fail to occur. The acquisition-date fair value of consideration transferred is estimated to be $52.6 million. In December 2012, we paid cash of $33.1 million. We have recorded a current liability of approximately $19.5 million as an estimate of additional cash consideration that will be due to the Seller. The timing of the payment of $7.8 million of the additional cash consideration will be accelerated if the Seller causes certain events to occur, but will ultimately be paid over the passage of time regardless of whether these events occur. Approximately $11.7 million of the additional cash consideration is contingent upon future events, including the novation of certain of the Seller’s contracts to NEK. We have estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model. We have estimated that the probability of payment of any amounts less than the maximum possible additional cash consideration of $11.7 million is remote, and we have estimated that the contingent consideration amounts will be paid within six to nine months of the acquisition date. As such, we have estimated that the fair value of the additional cash consideration approximates the maximum possible contingent payments to the Seller of $11.7 million.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$13.3
Corporate trade names	4.9
Non-compete agreements	0.2
Accounts receivable -billed	3.1
Accounts receivable -unbilled	7.7
Accounts payable	(3.0)
Other net liabilities assumed	(0.4)
Net identifiable assets acquired	25.8
Goodwill	26.8
Net assets acquired	$52.6

The estimated fair values of the assets acquired and liabilities assumed, including the fair value of purchased intangibles, are preliminary estimates pending the finalization of our valuation analyses. The estimated fair value of the accounts receivable and accounts payable will be finalized as further information is received from the Seller regarding these items.

The goodwill resulting from the acquisition consists primarily of the synergies expected from combining the operations of NEK and our MSS business and the acquired assembled workforce. The anticipated synergies include the ability to expand services offerings and cost reductions. The amount recorded as goodwill is allocated to our MSS segment and is expected to be deductible for tax purposes. The intangible assets, which include trade names, customer relationships, and non-compete agreements, will be amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets, over a weighted average useful life of four years from the date of acquisition.

Based upon the preliminary estimate of the fair value of identifiable intangible assets, the estimated amortization expense related to the intangible assets recorded in connection with our acquisition of NEK for fiscal years 2013 through 2017 is as follows (in millions):

Year Ended September 30,
2013	$3.0
2014	3.4
2015	2.9
2016	2.4
2017	1.9

The preliminary estimated fair values of purchased intangibles were determined using the valuation methodology deemed to be the most appropriate for each type of asset being valued. Each of the valuation methodologies used were various methods under the income approach. The trade names valuation used the relief from royalty approach. The customer relationships valuation used the excess earnings approach and the non-compete agreements valuation used the with and without approach.

NextBus

On January 24, 2013, Cubic acquired all of the outstanding capital stock of NextBus, Inc. (NextBus) from Webtech Wireless, Inc. (Webtech). NextBus provides products and services to transit agencies which provide real-time passenger information to transit passengers, expanding the portfolio of services and customer base of our Cubic Transportation Systems (CTS) segment. This transaction has been accounted for as a business combination. The results of the acquired NextBus operations have been included in our condensed consolidated financial statements since the acquisition date. For the quarter and six months ended March 31, 2013 the amounts of NextBus’ net sales and net loss after taxes included in our consolidated statement of income were $1.5 million and $0.3 million respectively. NextBus incurred $0.2 million in transaction related costs in the quarter ended March 31, 2013.

The purchase agreement states that the cost of the acquisition will total $20.7 million, adjusted by the difference between the net working capital acquired and targeted working capital amounts. The acquisition-date fair value of consideration transferred is estimated to be $20.0 million which approximates the net cash paid.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$8.8
Accounts receivable, net	2.2
Backlog	1.7
Acquired technology	1.3
Corporate trade names	1.0
Accounts payable and accrued expenses	(1.2)
Deferred tax liabilities, net	(4.7)
Other net liabilities assumed	(1.4)
Net identifiable assets acquired	7.7
Goodwill	12.3
Net assets acquired	$20.0

The estimated fair values of the assets acquired and liabilities assumed, including the fair value of purchased intangibles, and net deferred tax liabilities are preliminary estimates pending the finalization of our valuation analyses. The net deferred tax liabilities were primarily recorded to reflect the tax impact of the identified intangible assets that will not generate tax deductible amortization expense. The estimated fair value of the accounts receivable and accounts payable will be finalized as further information is received from Webtech regarding these items.

The goodwill resulting from the acquisition consists primarily of the synergies expected from combining the operations of NextBus and our CTS business and the acquired assembled workforce. The anticipated synergies include the ability to expand services offerings and cost reductions. The amount recorded as goodwill will be allocated to our CTS segment and is not expected to be deductible for tax purposes.

The intangible assets, which include customer relationships, backlog, corporate trade names, and acquired technology, will be amortized using a combination of accelerated and straight-line based on the expected cash flows from the assets, over a weighted average useful life of 5 years from the date of acquisition. Based upon the preliminary estimate of the fair value of identifiable intangible assets, the estimated amortization expense related to the intangible assets recorded in connection with our acquisition of NextBus for fiscal years 2013 through 2017 is as follows (in millions):

Year Ended September 30,
2013	$1.2
2014	1.6
2015	1.5
2016	1.4
2017	1.3

The preliminary estimated fair values of purchased intangibles were determined using the valuation methodology deemed to be the most appropriate for each type of asset being valued. Each of the valuation methodologies used were various methods under the income approach. The customer relationships and backlog valuations used the excess earnings approach. The trade names and technology valuations used the relief from royalty approach.

The following unaudited pro forma information presents our consolidated results of operations as if NextBus and NEK had been included in our consolidated results since October 1, 2011 (in millions):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Net sales	$691.0	$680.6	$364.7	$351.4

Net income attributable to Cubic	$40.3	$45.1	$26.9	$23.9

The pro forma information includes adjustments to give effect to pro forma events that are directly attributable to the acquisitions and have a continuing impact including the amortization of purchased intangibles and the elimination of interest expense for the repayment of debt. No adjustments were made for transaction expenses, other adjustments that do not reflect ongoing operations or for operating efficiencies or synergies. The pro forma financial information is not necessarily indicative of what the consolidated financial results of our operations would have been had the acquisition been completed on October 1, 2011, and it does not purport to project our future operating results.

Note 3—Acquisitions

On December 20, 2010 we acquired all of the outstanding capital stock of Abraxas Corporation (Abraxas), a company that provides services that are complementary to our Mission Support Services (MSS) business including risk mitigation services, and subject matter and operational expertise for law enforcement and homeland security clients. The results of Abraxas' operations have been included in our consolidated financial statements since the acquisition date.

We paid $126.0 million in cash from our existing cash resources to acquire Abraxas. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$20.1
Backlog	11.5
Corporate trade names	5.7
Non-compete agreements	5.2
Recoverable income taxes	4.3
Deferred tax liabilities, net	(7.6)
Net tangible assets acquired	5.1

Net identifiable assets acquired	44.3
Goodwill	81.7

Net assets acquired	$126.0

The recoverable income taxes are primarily related to carryback claims for the tax benefit of acquired net operating losses. The net deferred tax liabilities were recorded to reflect the tax impact of the identified intangible assets that will not generate tax deductible amortization expense, net of the future tax benefit of acquired net operating loss carryforwards. The intangible assets, which include trade name, customer relationships, non-compete agreements and backlog, will be amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets, over a weighted average useful life of 6 years from the date of acquisition.

The following unaudited pro forma information presents our consolidated results of operations as if Abraxas had been included in our consolidated results since October 1, 2009 (in millions):

	Years ended September 30,
	2011	2010

Net sales	$1,309.0	$1,256.1
Net income attributable to Cubic	83.6	72.4

The pro forma information includes adjustments to give effect to pro forma events that are directly attributable to the acquisition and have a continuing impact on operations including the amortization of purchased intangibles and the elimination of interest expense for the repayment of Abraxas' debt. No adjustments were made for transaction expenses, other adjustments that do not reflect ongoing operations or for operating efficiencies or synergies. The pro forma financial information is not necessarily indicative of what the consolidated financial results of our operations would have been had the acquisition been completed on October 1, 2009, and it does not purport to project our future operating results.

Balance Sheet Details	6 Months Ended
Mar. 31, 2013
Balance Sheet Details
Balance Sheet Details

Note 3 — Balance Sheet Details

The components of accounts receivable are as follows (in thousands):

	March 31,	September 30,
	2013	2012

Trade and other receivables	$21,060	$17,543
Long-term contracts:
Billed	108,774	91,132
Unbilled	305,713	264,555
Allowance for doubtful accounts	(651)	(463)
Total accounts receivable	434,896	372,767
Less estimated amounts not currently due	(20,830)	(22,070)
Current accounts receivable	$414,066	$350,697

The amount classified as not currently due is an estimate of the amount of long-term contract accounts receivable that will not be collected within one year from March 31, 2013 under transportation systems contracts in the U.S. and Australia. The non-current balance at September 30, 2012 represented non-current amounts due from customers under transportation systems contracts in the same locations.

Inventories consist of the following (in thousands):

	March 31,	September 30,
	2013	2012
Work in process and inventoried costs under long-term contracts	$71,885	$78,796
Customer advances	(21,601)	(27,288)
Raw material and purchased parts	708	858
Net inventories	$50,992	$52,366

Pursuant to contract provisions, agencies of the U.S. government and certain other customers have title to, or security interest in, inventories related to such contracts as a result of advances, performance-based payments, and progress payments. Contract advances, performance-based payments and progress payments received are recorded as an offset against the related inventory balances for contracts that that are accounted for on a percentage-of-completion basis using units-of-delivery as the basis to measure progress toward completing the contract. This determination is performed on a contract by contract basis. Any amount of payments received in excess of the cumulative amount of accounts receivable and inventoried costs for a contract is classified as advanced payments, which is classified as a liability on the balance sheet.

At March 31, 2013, work in process and inventoried costs under long-term contracts includes approximately $1.6 million in costs incurred outside the scope of work or in advance of a contract award compared to $1.9 million at September 30, 2012. We believe it is probable that we will recover these costs, plus a profit margin, under contract change orders or awards within the next year.

Long-term capitalized contract costs include costs incurred on a contract to develop and manufacture a transportation fare system for a customer for which revenue will not begin to be recognized until the system has been delivered.

Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 4 — Fair Value of Financial Instruments

We carry financial instruments including cash equivalents, accounts receivable, short-term borrowings, accounts payable and accrued liabilities at cost, which we believe approximates fair value because of the short-term maturity of these instruments. Receivables consist primarily of amounts due from U.S. and foreign governments for defense products and local government agencies for transportation systems. Due to the nature of our customers, we generally do not require collateral. We have limited exposure to credit risk as we have historically collected substantially all of our receivables from government agencies.

The valuation techniques required for fair value accounting are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. The two types of inputs create the following fair value hierarchy:

·                  Level 1 - Quoted prices for identical instruments in active markets.

·                  Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

·                  Level 3 - Significant inputs to the valuation model are unobservable.

The following table presents assets and liabilities measured and recorded at fair value on our Condensed Consolidated Balance Sheets on a recurring basis (in thousands). The fair value of cash equivalents approximates their cost. Derivative financial instruments related to foreign currency forward contracts are measured at fair value, the material portions of which are based on active or inactive markets for identical or similar instruments or model-derived valuations whose inputs are observable. Where model-derived valuations are appropriate, we use the applicable credit spread as the discount rate. Credit risk related to derivative financial instruments is considered minimal and is managed by requiring high credit standards for counterparties and through periodic settlements of positions.

The fair value of our contingent consideration obligation to the Seller of NEK is revalued to its fair value each period and any recorded increase or decreases is recorded into selling, general and administrative expense. Any changes in the assumed timing and amount of the probability of payment scenarios could impact the fair value. We have estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model. We have estimated that the probability of payment of any amounts less than the maximum possible additional cash consideration of $11.7 million is remote, and we have estimated that the contingent consideration amounts will be due within six to nine months of the acquisition date. As such, we have estimated that the fair value of the additional cash consideration approximates the maximum possible contingent payments to the Seller of $11.7 million. There was no change in the fair value of the contingent consideration between the date of the acquisition of NEK and March 31, 2013; therefore, there has been no change in contingent consideration recorded in operations. Significant judgment is employed in determining the appropriateness of these assumptions as of the acquisition date and each subsequent period. Accordingly, changes in the assumptions described above can materially impact the amount of contingent consideration expense we record in any period.

	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$115,214	$—	$—	$115,214
Current derivative assets	—	2,827	—	2,827
Noncurrent derivative assets	—	5,303	—	5,303
Total assets measured at fair value	$115,214	$8,130	$—	$123,344
Liabilities
Current derivative liabilities	$—	$6,809	$—	$6,809
Noncurrent derivative liabilities	—	7,170	—	7,170
Contingent consideration to Seller of NEK	—	—	11,684	11,684
Total liabilities measured at fair value	$—	$13,979	$11,684	$25,663

	September 30, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$171,300	$—	$—	$171,300
Current derivative assets	—	3,779	—	3,779
Noncurrent derivative assets	—	3,713	—	3,713
Total assets measured at fair value	$171,300	$7,492	$—	$178,792
Liabilities
Current derivative liabilities	$—	$6,839	$—	$6,839
Noncurrent derivative liabilities	—	6,498	—	6,498
Total liabilities measured at fair value	$—	$13,337	$—	$13,337

Long-term debt and short-term borrowings are carried at amortized cost. The fair values of long-term debt and short-term borrowings are calculated by discounting the value of the note based on market interest rates for similar debt instruments, which is a Level 2 valuation technique. At March 31, 2013, the fair value of our long-term debt was estimated to be approximately $53.8 million compared to a carrying value of $53.0 million. At September 30, 2012, the fair value of our long-term debt was estimated to be approximately $12.5 million compared to a carrying value of $11.5 million. The estimated fair value of our short-term borrowings at March 31, 2013 approximates carrying value.

Note 5—Fair value of financial instruments

The valuation techniques required to determine fair value are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. The two types of inputs create the following fair value hierarchy:

•
Level 1—Quoted prices for identical instruments in active markets.
•
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•
Level 3—Significant inputs to the valuation model are unobservable.

The fair value of cash equivalents and short term investments approximates their cost. The fair value of tax exempt bonds and U.S. government agency securities are generally determined using standard observable inputs, including reported trades, quoted market prices, broker/dealer quotes and issuer spreads. The maturity dates of tax exempt bonds are within the next year. Derivative financial instruments are measured at fair value, the material portions of which are based on active or inactive markets for identical or similar instruments or model-derived valuations whose inputs are observable. Where model-derived valuations are appropriate, the company uses the applicable credit spread as the discount rate. Credit risk related to derivative financial instruments is considered minimal and is managed by requiring high credit standards for counterparties and through periodic settlements of positions.

The following table presents assets and liabilities measured and recorded at fair value on our balance sheets on a recurring basis (in thousands):

	September 30, 2012			September 30, 2011			September 30, 2010			September 30, 2009
	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total

Assets
Cash equivalents	$171,300	$—	$171,300	$266,842	$—	$266,842	$129,756	$—	$129,756	$178,893	$—	$178,893
Short-term investments—U.S. government agency securities	—	—	—	—	—	—	—	36,000	36,000	—	8,127	8,127
Short-term investments—tax exempt bonds	—	—	—	—	25,829	25,829	—	48,081	48,081	—	—	—
Current derivative assets	—	3,779	3,779	—	7,466	7,466	—	11,428	11,428	—	18,106	18,106
Non-current derivative assets	—	3,713	3,713	—	—	—	—	—	—	—	—	—

Total assets measured at fair value	171,300	7,492	178,792	266,842	33,295	300,137	129,756	95,509	225,265	178,893	26,233	205,126

Liabilities
Current derivative liabilities	—	6,839	6,839	—	7,522	7,522	—	3,193	3,193	—	17,933	17,933
Non-current derivative liabilities	—	6,498	6,498	—	6,164	6,164	—	4,748	4,748	—	—	—

Total liabilities measured at fair value	$—	$13,337	$13,337	$—	$13,686	$13,686	$—	$7,941	$7,941	$—	$17,933	$17,933

We carry financial instruments, including cash equivalents, accounts receivable, accounts payable and accrued liabilities at cost, which we believe approximates fair value because of the short-term maturity of these instruments. The fair value of long-term debt is calculated by discounting the value of the note based on market interest rates for similar debt instruments, which is a Level 2 technique. The following table presents the estimated fair value and carrying value of our long-term debt (in millions):

	September 30,
	2012	2011	2010	2009

Fair value	$12.5	$17.5	$21.6	$25.1
Carrying value	11.5	15.9	20.5	25.1

Financing Arrangements	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Financing Arrangements
Financing Arrangements

Note 5 — Financing Arrangements

We have a committed revolving credit agreement with a group of financial institutions in the amount of $200.0 million, expiring in May 2017 (Revolving Credit Agreement). The available line of credit on the Revolving Credit Agreement is reduced by any letters of credit issued under the agreement. As of March 31, 2013, there were borrowings of $25.0 million outstanding under this agreement. Our borrowings under the Revolving Credit Agreement bear interest at a variable rate (1.6% at March 31, 2013). In addition, there were letters of credit outstanding under the Revolving Credit Agreement totaling $43.6 million, which reduce the available line of credit to $131.4 million.

We have a secured letter of credit facility agreement with a bank (Secured Letter of Credit Facility) which expires in March 2014. At March 31, 2013, there were letters of credit outstanding under this agreement of $60.5 million. In support of the Secured Letter of Credit Facility, we placed $68.8 million of our cash on deposit in the U.K. as collateral in a restricted account with the bank providing the facility. We are required to leave the cash in the restricted account so long as the bank continues to maintain associated letters of credit under the facility. The maximum amount of letters of credit currently allowed by the facility is $62.6 million, and any increase above this amount would require bank approval and additional restricted funds to be placed on deposit. We may choose at any time to terminate the facility and move the associated letters of credit to another credit facility. Letters of credit outstanding under the Secured Letter of Credit Facility do not reduce the available line of credit available under the Revolving Credit Agreement.

On March 12, 2013, we entered into a note purchase and private shelf agreement pursuant to which we agreed to issue $100.0 million of senior unsecured notes, bearing interest at a rate of 3.35% and maturing on March 12, 2025. Notes with an aggregate principal amount of $50.0 million were purchased on March 12, 2013. Notes with the remaining aggregate principal amount of $50.0 million were purchased on April 23, 2013. In addition, pursuant to the agreement, we may from time to time issue and sell, and the purchasers may in their sole discretion purchase, within the next three years, additional senior notes in aggregate principal amount of up to $25.0 million that will have terms, including interest rate, as we and the purchasers may agree upon at the time of issuance.

Note 10—Financing arrangements

Long-term debt consists of the following (in thousands):

	September 30,
	2012	2011	2010	2009

Unsecured notes payable to a group of insurance companies, with annual principal payments of $4.0 million due in November. Interest at 6.31% is payable semiannually in November and May.	$8,000	$12,000	$16,000	$20,000
Mortgage note from a U.K. financial institution, with quarterly installments of principal and interest at 6.48%	3,503	3,918	4,494	5,124

	11,503	15,918	20,494	25,124
Less current portion	(4,561)	(4,541)	(4,545)	(4,554)

	$6,942	$11,377	$15,949	$20,570

Maturities of long-term debt for each of the five years in the period ending September 30, 2017, are as follows: 2013—$4.6 million; 2014—$4.6 million; 2015—$0.6 million; 2016—$0.6 million; 2017—$0.6 million.

Interest paid amounted to $7.4 million, $1.1 million, $1.4 million and $1.8 million in 2012, 2011, 2010 and 2009, respectively. Interest paid in 2012 included $5.9 million of interest in connection with our payment to the U.S. District Court in April 2012 for an arbitration award with the Ministry of Defense for the Armed Forces of the Islamic Republic of Iran (See Note 16 for further information.)

The terms of the notes payable include provisions that require and/or limit, among other financial ratios and measurements, the permitted levels of debt and tangible net worth and coverage of fixed charges. At September 30, 2012, this agreement leaves consolidated retained earnings of $375.1 million available for the payment of dividends to shareholders, purchases of our common stock and other charges to shareholders' equity. As a result of our restatement, we have been unable to comply with covenants requiring us to provide our lenders with audited financial statements and interim financial information on a timely basis. However, we have entered into amendments to our financing arrangements which have included waivers to extend the dates by which the Company is required to deliver its audited financial statements and interim financial information to December 31, 2012, and as such we are not in default under our lending arrangements or credit agreements.

We maintain short-term borrowing arrangements in New Zealand and Australia totaling $0.5 million New Zealand dollars (equivalent to approximately $0.4 million) and $10 million Australian dollars (equivalent to approximately $10.4 million) to help meet the short-term working capital requirements of our subsidiaries in those countries. At September 30, 2012, no amounts were outstanding under these borrowing arrangements.

In May 2012 we entered into a committed five-year revolving credit agreement with a group of financial institutions in the amount of $200 million, expiring in May 2017 (Revolving Credit Agreement). This five-year revolving credit agreement replaced a revolving credit agreement in the amount of $150 million which would have expired in December 2012. The available line of credit is reduced by any letters of credit issued under the Revolving Credit Agreement. As of September 30, 2012, there were no borrowings under this agreement; however, there were letters of credit outstanding under the agreement totaling $23.5 million, which reduce the available line of credit to $176.5 million.

On January 12, 2012 we entered into a secured letter of credit facility agreement with a bank (Secured Credit Facility). At September 30, 2012 there were letters of credit outstanding under this agreement of $64.3 million. In support of the Secured Letter of Credit Facility, we have $68.7 million of our cash on deposit in the U.K. as collateral in a restricted account with the bank providing the facility. We are required to leave the cash in the restricted account so long as the bank continues to maintain associated letters of credit under the facility. The maximum amount of letters of credit currently allowed by the facility is $66.7 million, and any increase above this amount would require bank approval and additional restricted funds to be placed on deposit. The initial term of the facility is one year; however we may choose at any time to terminate the facility and move the associated letters of credit to another credit facility. Letters of Credit outstanding under the Secured Letter of Credit Facility do not reduce the available line of credit under the Revolving Credit Agreement.

As of September 30, 2012, we had letters of credit and bank guarantees outstanding totaling $100.8 million, including the letters of credit described above outstanding under the Revolving Credit Agreement and the Secured Credit Facility, which guarantee either our performance or customer advances under certain contracts. In addition, we had financial letters of credit outstanding totaling $7.2 million as of September 30, 2012, which primarily guarantee our payment of certain self-insured liabilities. We have never had a drawing on a letter of credit instrument, nor are any anticipated; therefore, we estimate the fair value of these instruments to be zero.

Our self-insurance arrangements are limited to certain workers' compensation plans, automobile liability and product liability claims. Under these arrangements, we self-insure only up to the amount of a specified deductible for each claim. Self-insurance liabilities included in other current liabilities on the balance sheet amounted to $8.7 million, $8.4 million, $8.2 million and $7.6 million as of September 30, 2012, 2011, 2010 and 2009 respectively.

Pension Plans	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Pension Plans
Pension Plans

Note 6 — Pension Plans

The components of net periodic pension cost (benefit) are as follows (in thousands):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Service cost	$276	$254	$136	$127
Interest cost	4,461	4,782	2,217	2,391
Expected return on plan assets	(5,834)	(5,046)	(2,900)	(2,523)
Amortization of actuarial loss	907	796	450	398
Administrative expenses	38	42	19	21
Net pension cost (benefit)	$(152)	$828	$(78)	$414

Note 14—Pension, profit sharing and other benefit plans

Deferred compensation plans

Deferred compensation includes amounts due under an arrangement in which participating members of management may elect to defer receiving payment for a portion of their compensation a minimum of five years, or until periods after their respective retirements. We accrue interest on deferred compensation at market rates, until such time as it is paid in full. For the year ended September 30, 2012, the average interest rate used to accrue interest on our deferred compensation was 2.0%.

Defined contribution plans

We have profit sharing and other defined contribution retirement plans that provide benefits for most U.S. employees. Certain of these plans require the company match a portion of eligible employee contributions up to specified limits. These plans also allow for additional company contributions at the discretion of the Board of Directors. In 2012, 2011, 2010 and 2009, more than half of our contributions to these plans were discretionary contributions. Effective October 1, 2010, we adopted a new defined contribution plan for European employees that were formerly eligible for the European defined benefit plan described below. Under this plan, the company matches a portion of the eligible employee contributions up to limits specified in the plan. Company contributions to defined contribution plans aggregated $18.6 million, $18.4 million, $15.9 million and $15.4 million in 2012, 2011, 2010 and 2009, respectively.

Defined benefit pension plans

Certain employees in the U.S. are covered by a noncontributory defined benefit pension plan for which benefits were frozen as of December 31, 2006 (curtailment). The effect of the U.S. plan curtailment is that no new benefits have been accrued after that date. Approximately one-half of our European employees are covered by a contributory defined benefit pension plan for which benefits were frozen as of September 30, 2010. Although the effect of the European plan curtailment is that no new benefits will accrue after September 30, 2010, the plan is a final pay plan, which means that benefits will be adjusted for increases in the salaries of participants until their retirement or departure from the company. U.S. and European employees hired subsequent to the dates of the curtailment of the respective plans are not eligible for participation in the defined benefit plans. In 2010 we recorded a loss on the curtailment of the European plan of $0.7 million, which is reflected in the following disclosures.

Our funding policy for the defined benefit pension plans provides that contributions will be at least equal to the minimum amounts mandated by statutory requirements. Based on our known requirements for the U.S. and U.K. plans, as of September 30, 2012, we expect to make contributions of approximately $4.0 million in 2013. September 30 is used as the measurement date for these plans.

The unrecognized amounts recorded in accumulated other comprehensive income (loss) will be subsequently recognized as net periodic pension cost, consistent with our historical accounting policy for amortizing those amounts. We will recognize actuarial gains and losses that arise in future periods and are not recognized as net periodic pension cost in those periods as increases or decreases in other comprehensive income (loss), net of tax, in the period they arise. We adjust actuarial gains and losses recognized in other comprehensive income (loss) as they are subsequently recognized as a component of net periodic pension cost. The unrecognized actuarial gain or loss included in accumulated other comprehensive income (loss) at September 30, 2012 and expected to be recognized in net pension cost during fiscal 2013 is a gain of $0.6 million ($0.4 million net of income tax). No plan assets are expected to be returned to us in 2013.

The projected benefit obligation, accumulated benefit obligation (ABO) and fair value of plan assets for the defined benefit pension plans in which the ABO was in excess of the fair value of plan assets were as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Projected benefit obligation	$215,706	$185,485	$183,551	$166,170
Accumulated benefit obligation	209,135	180,156	178,658	149,545
Fair value of plan assets	169,323	144,319	143,696	132,408

The following table sets forth changes in the projected benefit obligation and fair value of plan assets and the funded status for these defined benefit plans (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Change in benefit obligations:
Net benefit obligation at the beginning of the year	$185,485	$183,551	$166,170	$146,725
Service cost	508	550	4,167	2,614
Interest cost	9,565	9,387	9,121	9,759
Actuarial loss (gain)	22,761	(1,327)	9,309	16,275
Plan amendments	57	(712)	214	—
Participant contributions	—	—	1,210	1,124
Gross benefits paid	(5,928)	(5,236)	(5,562)	(5,197)
Foreign currency exchange rate changes	3,258	(728)	(1,078)	(5,130)

Net benefit obligation at the end of the year	215,706	185,485	183,551	166,170

Change in plan assets:
Fair value of plan assets at the beginning of the year	144,319	143,696	132,408	128,989
Actual return on plan assets	24,769	1,501	13,614	3,200
Employer contributions	4,354	5,352	3,374	9,500
Participant contributions	—	—	1,210	1,123
Gross benefits paid	(5,928)	(5,236)	(5,562)	(5,196)
Administrative expenses	(657)	(470)	(555)	(701)
Foreign currency exchange rate changes	2,466	(524)	(793)	(4,507)

Fair value of plan assets at the end of the year	169,323	144,319	143,696	132,408

Unfunded status of the plans	(46,383)	(41,166)	(39,855)	(33,762)
Unrecognized net actuarial loss	52,911	45,112	39,527	35,604

Net amount recognized	$6,528	$3,946	$(328)	$1,842

Amounts recognized in Accumulated OCI
Liability adjustment to OCI	$(52,911)	$(45,112)	$(39,527)	$(35,604)
Deferred tax asset	17,440	15,226	12,926	11,716

Accumulated other comprehensive loss	$(35,471)	$(29,886)	$(26,601)	$(23,888)

The components of net periodic pension cost were as follows (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Service cost	$508	$550	$4,167	$2,614
Interest cost	9,565	9,387	9,121	9,759
Expected return on plan assets	(10,091)	(9,979)	(9,334)	(9,569)
Amortization of actuarial loss	1,593	985	917	—
Curtailment charge	—	—	693	—
Administrative expenses	82	85	92	100

Net pension cost	$1,657	$1,028	$5,656	$2,904

	Years ended September 30,
	2012	2011	2010	2009

Weighted-average assumptions used to determine benefit obligation at September 30:
Discount rate	4.3%	5.2%	5.2%	5.6%
Rate of compensation increase	3.8%	4.3%	4.3%	4.5%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended September 30:
Discount rate	5.2%	5.2%	5.6%	7.3%
Expected return on plan assets	7.0%	7.0%	7.2%	7.8%
Rate of compensation increase	4.3%	4.3%	4.5%	4.8%

The long-term rate of return assumption represents the expected average rate of earnings on the funds invested or to be invested to provide for the benefits included in the benefit obligations. That assumption is determined based on a number of factors, including historical market index returns, the anticipated long-term asset allocation of the plans, historical plan return data, plan expenses, and the potential to outperform market index returns.

We have the responsibility to formulate the investment policies and strategies for the plans' assets. Our overall policies and strategies include: maintain the highest possible return commensurate with the level of assumed risk, and preserve benefit security for the plans' participants.

We do not direct the day-to-day operations and selection process of individual securities and investments and, accordingly, we have retained the professional services of investment management organizations to fulfill those tasks. The investment management organizations have investment discretion over the assets placed under their management. We provide each investment manager with specific investment guidelines by asset class.

The target ranges for each major category of the plans' assets at September 30, 2012 are as follows:

Asset category	Allocation range

Equity securities	40% to 75%
Debt securities	25% to 60%
Real estate and cash	0% to 10%

Our defined benefit pension plans invest in cash and cash equivalents, equity securities, fixed income securities, pooled separate accounts and common collective trusts. The following tables present the fair value of the assets of our defined benefit pension plans by asset category and their level within the fair value hierarchy (in thousands). See Note 5 for a description of each level within the fair value hierarchy.

All assets classified as Level 2 or Level 3 in the table below are invested in pooled separate accounts or common collective trusts which do not have publicly quoted prices. The fair value of the pooled separate accounts and common collective trusts are determined based on the net asset value of the underlying investments. The fair value of the underlying investments held by the pooled separate accounts and common collective trusts, other than real estate investments, is generally based upon quoted prices in active markets. The fair value of the underlying investments comprised of real estate properties is determined through an appraisal process which uses valuation methodologies including comparisons to similar real estate and discounting of income streams. For investments in the pooled separate accounts and common collective trusts categorized as Level 2 below, there are no restrictions on the ability of our benefit plans to sell these investments. The investments in pooled separate accounts categorized as Level 3 below may be restricted as to the ability of our benefit plans to sell these investments based upon the availability of cash in the investment holdings at any point in time.

	September 30, 2012				September 30, 2011				September 30, 2010				September 30, 2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cash equivalents	$—	$3,991	$—	$3,991	$—	$2,344	$—	$2,344	$—	$2,579	$—	$2,579	$—	$3,678	$—	$3,678
Equity:
U.S. equity securities	—	47,242	—	47,242	—	39,412	—	39,412	—	41,756	—	41,756	—	40,529	—	40,529
U.K. equity securities	—	38,542	—	38,542	—	31,248	—	31,248	—	30,580	—	30,580	—	26,939	—	26,939
Other foreign equity securities	—	26,715	—	26,715	—	22,444	—	22,444	—	22,625	—	22,625	—	20,343	—	20,343
Fixed Income:
U.S. treasury securities	—	13,647	—	13,647	—	14,679	—	14,679	—	15,509	—	15,509	—	14,848	—	14,848
U.K. treasury securities	—	3,412	—	3,412	—	5,948	—	5,948	—	5,659	—	5,659	—	4,636	—	4,636
Corporate debt securities	—	29,591	569	30,160		22,832	386	23,218	—	20,917	552	21,469	—	18,110	386	18,496
Real Estate	—	—	5,614	5,614	—	—	5,026	5,026	—	—	3,519	3,519	—	—	2,939	2,939

Total	$—	$163,140	$6,183	$169,323	$—	$138,907	$5,412	$144,319	$—	$139,625	$4,071	$143,696	$—	$129,083	$3,325	$132,408

The following table presents the changes in the fair value of plan assets categorized as Level 3 in the preceding table (in thousands):

Pooled separate accounts

Balance as of October 1, 2008	$7,881
Realized and unrealized losses, net	(3,121)
Purchases, sales and settlements, net	(1,435)

Balance as of September 30, 2009	3,325
Realized and unrealized gains, net	47
Purchases, sales and settlements, net	699

Balance as of September 30, 2010	4,071
Realized and unrealized gains, net	633
Purchases, sales and settlements, net	708

Balance as of September 30, 2011	5,412
Realized and unrealized gains, net	381
Purchases, sales and settlements, net	390

Balance as of September 30, 2012	$6,183

The pension plans held no positions in Cubic Corporation common stock as of September 30, 2012, 2011, 2010 and 2009.

We expect to pay the following pension benefit payments, which reflect expected future service, as appropriate, (in thousands):

2013	$6,893
2014	7,295
2015	7,730
2016	8,028
2017	8,487
2018-2022	49,988

Stockholders' Equity	6 Months Ended
Mar. 31, 2013
Stockholders' Equity
Stockholders' Equity

Note 7 - Stockholders’ Equity

Long Term Equity Incentive Plan

On March 21, 2013, the Executive Compensation Committee of the Board of Directors approved a long-term equity incentive award program and awarded 264,549 RSUs with time-based vesting and 161,962 RSUs with performance-based vesting to certain officers, directors and management. Each RSU represents a contingent right to receive one share of our common stock. Dividend equivalent rights accrue with respect to the RSUs when and as dividends are paid on our common stock and vest proportionately with the RSUs to which they relate. Vested shares will be delivered to the recipient following each vesting date.

The RSUs with time-based vesting will vest in four equal installments on each of October 1, 2013, 2014, 2015 and 2016, subject to the recipient’s continued service through such date.

The performance period for the performance-based vesting RSUs granted on March 21, 2013 is the period from October 1, 2012 to September 30, 2015. Recipients of the performance-based vesting RSUs will be eligible to vest in the RSUs at the end of the three-year performance period based on Cubic’s achievement of performance goals established by the Executive Compensation Committee over the performance period, subject to the recipient’s continued service through September 30, 2015. The vesting of 50% of the performance-based RSUs is contingent upon Cubic meeting specified sales growth targets during the performance period and vesting of 50% of the performance based RSUs is contingent upon Cubic meeting return on equity targets for the performance period. Cubic’s sales growth achievement and/or return on equity achievement for the performance period will determine the percentage of the RSUs that will vest.

Through March 31, 2013, Cubic has granted 426,511 restricted stock units of which none have vested or been forfeited. The restricted stock units have a weighted-average grant date fair value of $43.76 per share, which represents the fair market value of one share of our common stock at the grant date. At March 31, 2013, the total number of RSUs that are ultimately expected to vest, after consideration of expected forfeitures and estimated vesting of performance-based RSUs is 227,177.

Stock-Based Compensation	6 Months Ended
Mar. 31, 2013
Stock-Based Compensation
Stock-Based Compensation

Note 8 - Stock-Based Compensation

Compensation expense related to stock-based awards was $0.1 million for the three-month period ended March 31, 2013.

As of March 31, 2013, there was $18.6 million of unrecognized compensation cost related to unvested RSUs. This amount is expected to be recognized over a weighted-average period of 1.6 years. Based upon the expected forfeitures and the expected vesting of performance based RSUs, the aggregate fair value of RSUs expected to ultimately vest is $9.9 million.

We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods on a cumulative basis in the period the estimated forfeiture rate changes for all stock-based awards when significant events occur. We consider our historical experience with employee turnover as the basis to arrive at our estimated forfeiture rate. The forfeiture rate was estimated to be 12% as of March 31, 2013. To the extent the actual forfeiture rate is different from what we have estimated, stock-based compensation related to these awards will be different from our expectations.

Income Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Income Taxes
Income Taxes

Note 9 — Income Taxes

Our effective tax rate for the six months ended March 31, 2013 is lower than the U.S. federal statutory tax rate primarily due to the amount of income earned in foreign tax jurisdictions that is taxed at lower rates than the U.S. federal statutory tax rate and reinstatement of the U.S. federal research and development tax credit included in the American Taxpayer Relief Act of 2012, which was signed into law on January 2, 2013.

Our effective tax rate for the six months ended March 31, 2013 was 24% as compared to 29% for the year ended September 30, 2012. The effective tax rate for the six months ended March 31, 2013 benefitted from the retroactive extension of the federal research and development tax credit.

The amount of unrecognized tax benefits was $8.9 million as of March 31, 2013 and $8.3 million as of September 30, 2012, exclusive of interest and penalties. At March 31, 2013, the amount of unrecognized tax benefits from permanent tax adjustments that, if recognized, would favorably impact the effective rate was $6.8 million. During the next 12 months, it is reasonably possible that resolution of reviews by taxing authorities, both domestic and international, could be reached with respect to approximately $4.8 million of the unrecognized tax benefits depending on the timing of examinations and expiration of statute of limitations, either because our tax positions are sustained or because we agree to their disallowance and pay the related income tax.

We are subject to ongoing audits from various taxing authorities in the jurisdictions in which we do business. As of March 31, 2013, the tax years open under the statute of limitations in significant jurisdictions include 2007-2011 in the U.K., 2007-2011 in New Zealand and 2008-2011 in the U.S. We have effectively settled all tax matters with the IRS for fiscal years prior to fiscal year 2011. We believe we have adequately provided for uncertain tax issues that have not yet resolved with federal, state and foreign tax authorities.

Note 12—Income taxes

Significant components of the provision for income taxes are as follows:

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Current:
Federal	$15,190	$(999)	$14,891	$9,006
State	1,927	810	4,392	3,207
Foreign	19,323	22,740	17,960	16,078

Total current	36,440	22,551	37,243	28,291

Deferred:
Federal	331	9,356	992	3,714
State	328	299	340	591
Foreign	1,085	167	(564)	420

Total deferred provision	1,743	9,822	768	4,725

Total income tax expense	$38,183	$32,373	$38,011	$33,016

We calculate deferred tax assets and liabilities based on differences between financial reporting and tax bases of assets and liabilities, and measure them using the enacted tax rates and laws that we expect will be in effect when the differences reverse.

Significant components of our deferred tax assets and liabilities are as follows:

	September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Deferred tax assets:
Accrued employee benefits	$9,153	$9,303	$9,112	$8,064
Long-term contracts and inventory valuation reductions	9,062	8,215	7,115	7,580
Allowances for loss contingencies	5,339	6,883	6,223	5,316
Deferred compensation	3,756	3,444	3,246	3,306
Book over tax depreciation	471	709	1,373	1,357
Adjustment to pension liability	17,886	15,226	12,925	11,716
California research and development credit carryforward	3,882	2,750	3,484	2,529
Net operating losses	10,909	2,424	1,457	638
Foreign currency mark-to-market	2,192	2,177	1,529	—
Other	395	2,199	513	5,419

Subtotal	63,045	53,330	46,977	45,925
Valuation allowance	(4,205)	(2,750)	(3,484)	(2,529)

Deferred tax assets	58,840	50,580	43,493	43,396

Deferred tax liabilities:
Amortization of goodwill and intangibles	8,608	12,344	1,964	4,839
Deferred revenue	25,277	14,408	1,761	414
Foreign currency mark-to-market	269	284	673	630
State taxes	146	—	3,421	60
Other	589	1,237	2,096	2,758

Deferred tax liabilities	34,889	28,273	9,915	8,701

Net deferred tax asset	$23,951	$22,307	$33,578	$34,695

As of September 30, 2012, we had $33.8 million of foreign operating loss carryforwards and $8.9 million of unused state tax credits that are not subject to expiration.

The reconciliation of income tax computed at the U.S. federal statutory tax rate to income tax expense is as follows:

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Tax at U.S. statutory rate	$45,601	$40,697	$38,536	$33,656
State income taxes, net of federal tax effect	1,364	1,297	3,042	2,672
Nondeductible expenses	286	893	1,366	107
Change in reserve for uncertain tax positions	(2,909)	1,504	(832)	430
Tax effect from foreign dividend	2,773	—	—	3,063
Foreign earnings taxed at less than statutory rate	(7,153)	(6,415)	(2,548)	(3,760)
R&D credits generated in the current year	(906)	(2,696)	(491)	(3,395)
Reinstatement of federal research and development credit	—	(1,406)	—	—
Other	(873)	(1,501)	(1,062)	243

	$38,183	$32,373	$38,011	$33,016

We are subject to ongoing audits from various taxing authorities in the jurisdictions in which we do business. As of September 30, 2012, the tax years open under the statute of limitations in significant jurisdictions include 2007-2011 in the U.K., 2006-2011 in New Zealand and 2008-2011 in the U.S. We have effectively settled all tax matters with the IRS for fiscal years prior to and including fiscal year 2010. We believe we have adequately provided for uncertain tax issues we have not yet resolved with federal, state and foreign tax authorities. Although not more likely than not, the most adverse resolution of these issues could result in additional charges to earnings in future periods. Based upon a consideration of all relevant facts and circumstances, we do not believe the ultimate resolution of uncertain tax issues for all open tax periods will have a material adverse effect upon our financial condition or results of operations.

We have recorded liabilities for unrecognized tax benefits related to permanent and temporary tax adjustments as set forth below. The net changes in the liability were as follows:

	Years ended September 30,
(in thousands)	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Balance at October 1	$10,715	$8,958	$9,958	$8,881
Decrease related to tax positions in prior years:
Recognition of benefits from expiration of statutes	(1,227)	(1,172)	(1,747)	(1,555)
Recognition of benefits from settlement with tax authorities	(1,257)	—	—	(259)
Other	(585)	—	—	—
Tax positions related to the current year	409	2,452	778	3,142
Tax positions related to current year acquisitions	—	484	—	—
Currency translation adjustment	212	(7)	(31)	(251)

Balance at September 30	$8,267	$10,715	$8,958	$9,958

At September 30, 2012, the amount of unrecognized tax benefits from permanent tax adjustments that, if recognized, would affect the effective tax rate was $6.3 million. During the next 12 months, it is reasonably possible that resolution of reviews by taxing authorities, both domestic and international, could be reached with respect to approximately $4.5 million of the unrecognized tax benefits depending on the timing of examinations, expiration of statute of limitations, either because the Company's tax positions are sustained or because the Company agrees to their disallowance and pays the related income tax. The amount of net interest and penalties recognized as a component of income tax expense during 2012, 2011, 2010 and 2009 was not material. Interest and penalties accrued at September 30, 2012, 2011, 2010 and 2009 amounted to $3.1 million, $3.0 million, $2.3 million and $2.0 million, respectively, bringing the total liability for uncertain tax issues to $11.3 million, $13.7 million, $11.2 million and $11.9 million, respectively, as of September 30, 2012, 2011, 2010 and 2009 respectively.

We made income tax payments, net of refunds, totaling $25.4 million, $42.1 million, $30.0 million and $28.8 million in 2012, 2011, 2010 and 2009, respectively.

Income before income taxes includes the following components (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
United States	$38,428	$33,955	$59,984	$38,729
Foreign	91,859	82,322	50,121	57,432

Total	$130,287	$116,277	$110,105	$96,161

We evaluate our capital requirements in our foreign subsidiaries on an annual basis to determine what level of capital is needed for the long-term operations of the businesses. We provide U.S. taxes on the amount of capital that is determined to be in excess of the long-term requirements of the business and is, therefore, available for distribution. During 2012, we determined that 40 million New Zealand was excess capital in New Zealand and paid a dividend of that amount in 2012 to the U.S. parent company. Additional U.S. taxes provided on this dividend amounted to approximately $2.8 million in 2012.

Undistributed earnings of all our foreign subsidiaries amounted to approximately $272.2 million at September 30, 2012. We consider those earnings to be indefinitely reinvested and, accordingly, we have not provided for U.S. federal and state income taxes thereon and have determined that no amounts of undistributed earnings are available for distribution. Upon distribution of those earnings in the form of dividends or otherwise, we would be subject to both U.S. income taxes and withholding taxes payable to the foreign countries, but would also be able to offset unrecognized foreign tax credit carryforwards. It is not practicable for us to determine the total amount of unrecognized deferred U.S. income tax liability because of the complexities associated with its hypothetical calculation.

Derivative Instruments and Hedging Activities	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

Note 10 — Derivative Instruments and Hedging Activities

In order to manage our exposure to fluctuations in interest and foreign currency exchange rates we utilize derivative financial instruments such as forward starting swaps and foreign currency forwards. We do not use any derivative financial instruments for trading or other speculative purposes.

All derivatives are recorded at fair value, however, the classification of gains and losses resulting from changes in the fair values of derivatives are dependent on the intended use of the derivative and its resulting designation. If a derivative is designated as a fair value hedge, then a change in the fair value of the derivative is offset against the change in the fair value of the underlying hedged item and only the ineffective portion of the hedge, if any, is recognized in earnings. If a derivative is designated as a cash flow hedge, then the effective portion of a change in the fair value of the derivative is recognized as a component of accumulated other comprehensive income until the underlying hedged item is recognized in earnings, or the forecasted transaction is no longer probable of occurring. If a derivative does not qualify as a highly effective hedge, any change in fair value is immediately recognized in earnings. We formally document all hedging relationships for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions. We classify the fair value of all derivative contracts as current or non-current assets or liabilities, depending on the realized and unrealized gain or loss position of the hedged contract at the balance sheet date, and the timing of future cash flows. The cash flows from derivatives treated as hedges are classified in the Condensed Consolidated Statements of Cash Flows in the same category as the item being hedged.

The following table shows the notional principal amounts of our outstanding derivative instruments as of March 31, 2013 and September 30, 2012 (in thousands):

	Notional Principal
	March 31, 2013	September 30, 2012
Instruments designated as accounting hedges:
Foreign currency forwards	$380,823	$382,500
Forward starting swap	58,415	58,415

Instruments not designated as accounting hedges:
Foreign currency forwards	7,430	5,945

The notional principal amounts for outstanding derivative instruments provide one measure of the transaction volume outstanding and do not represent the amount of our exposure to credit or market loss. Credit risk represents our gross exposure to potential accounting loss on derivative instruments that are outstanding or unsettled if all counterparties failed to perform according to the terms of the contract, based on then-current interest or currency exchange rates at each respective date. Our exposure to credit loss and market risk will vary over time as a function of interest and currency exchange rates. The amount of credit risk from derivative instruments and hedging activities was not material for the periods ended March 31, 2013 and September 30, 2012. Although the table above reflects the notional principal amounts of our forward starting swaps and foreign exchange instruments, it does not reflect the gains or losses associated with the exposures and transactions that the forward starting swaps and foreign exchange instruments are intended to hedge. The amounts ultimately realized upon settlement of these financial instruments, together with the gains and losses on the underlying exposures, will depend on actual market conditions during the remaining life of the instruments.

We generally enter into master netting arrangements, which reduce credit risk by permitting net settlement of transactions with the same counterparty. We present our derivative assets and derivative liabilities at their gross fair values. We did not have any derivative instruments with credit-risk related contingent features that would require it to post collateral as of March 31, 2013 or September 30, 2012.

The table below presents the fair value of our derivative financial instruments that qualify for hedge accounting as well as their classification in the Condensed Consolidated Balance Sheets as of March 31, 2013 and September 30, 2012 (in thousands):

		Fair Value
	Balance Sheet Location	March 31, 2013	September 30, 2012
Asset derivatives:
Foreign currency forwards	Other current assets	$2,827	$3,779
Foreign currency forwards	Other noncurrent assets	5,303	3,713
		$8,130	$7,492
Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,809	$6,839
Foreign currency forwards	Other noncurrent liabilities	7,006	6,407
Forward starting swap	Other noncurrent liabilities	164	91
Total		$13,979	$13,337

The tables below present gains and losses recognized in other comprehensive income (OCI) for the three and six months ended March 31, 2013 and 2012 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	Six Months Ended
	March 31, 2013		March 31, 2012
Derivative Type	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion
Foreign currency forwards	$(1,892)	$(2,052)	$(5,572)	$(8,846)
Forward starting swap	(164)	—	—	—

	Three Months Ended
	March 31, 2013		March 31, 2012
Derivative Type	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion
Foreign currency forwards	$(1,435)	$20	$(623)	$(5,681)
Forward starting swap	309	—	—	—

The amount of gains and losses from derivative instruments and hedging activities classified as not highly effective did not have a material impact on the results of operations for the three and six months ended March 31, 2013 and 2012. The amount of estimated unrealized net losses from cash flow hedges which are expected to be reclassified to earnings in the next twelve months is $2.6 million, net of income taxes.

Forward starting swap

In connection with a transportation systems contract that we entered in December 2011 with the Chicago Transit Authority, we will incur significant costs to develop the customer’s fare collection system before we begin receiving payments under the contract. In order to finance certain of these costs, we plan to issue approximately $83 million of 10-year fixed rate debt on or about January 1, 2014. We are concerned that market interest rates for the 10-year forward period of January 1, 2014 to January 1, 2024 will change through January 1, 2014, exposing the LIBOR benchmark component of each of the 20 projected semi-annual interest cash flows of that future 10-year period to risk of variability. Therefore, in July 2012 we entered into a forward-starting 10-year swap contract with a bank to reduce the interest rate variability exposure of the projected interest cash flows. The forward-starting swap has a notional amount of $58.4 million, a termination date of January 1, 2014 and a pay 1.698% fixed rate, receive 3-month LIBOR, with fixed rate payments due semi-annually on the first day each June and December commencing June 1, 2014 through December 2023, floating payments due quarterly on the first day of each quarter commencing March 1, 2014 through December 2023, and floating reset dates two days prior to the first day of each calculation period. The swap contracts accrual period, January 1, 2014 to December 1, 2023 is designed to match the tenor of the planned debt issuance.

Foreign currency forwards

In order to limit our exposure to foreign currency exchange rate risk we generally hedge those commitments greater than $50,000 by using foreign currency exchange forward and option contracts that are denominated in currencies other than the functional currency of the subsidiary responsible for the commitment, typically the British pound, Canadian dollar, Singapore dollar, euro, Swedish krona, New Zealand dollar and Australian dollar. These contracts are designed to be effective hedges regardless of the direction or magnitude of any foreign currency exchange rate change, because they result in an equal and opposite income or cost stream that offsets the change in the value of the underlying commitment.

Note 13—Derivative instruments and hedging activities

In order to manage our exposure to fluctuations in interest and foreign currency exchange rates we utilize derivative financial instruments such as forward starting swaps and foreign currency forwards. We do not use any derivative financial instruments for trading or other speculative purposes.

All derivatives are recorded at fair value, however, the classification of gains and losses resulting from changes in the fair values of derivatives are dependent on the intended use of the derivative and its resulting designation. If a derivative is designated as a fair value hedge, then a change in the fair value of the derivative is offset against the change in the fair value of the underlying hedged item and only the ineffective portion of the hedge, if any, is recognized in earnings. If a derivative is designated as a cash flow hedge, then the effective portion of a change in the fair value of the derivative is recognized as a component of accumulated other comprehensive income until the underlying hedged item is recognized in earnings, or the forecasted transaction is no longer probable of occurring. If a derivative does not qualify as a highly effective hedge, any change in fair value is immediately recognized in earnings. We formally document all hedging relationships for all derivative hedges and the underlying hedged items, as well as the risk management objectives and strategies for undertaking the hedge transactions. We classify the fair value of all derivative contracts as current or non-current assets or liabilities, depending on the realized and unrealized gain or loss position of the hedged contract at the balance sheet date, and the timing of future cash flows. The cash flows from derivatives treated as hedges are classified in the Consolidated Statements of Cash Flows in the same category as the item being hedged.

The following table shows the notional principal amounts of our outstanding derivative instruments as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

	September 30,
	2012	2011	2010	2009

Instruments designated as accounting hedges:
Foreign currency forwards	$382,500	$290,400	$232,500	$148,300
Forward starting swap	58,415	—	—	—
Instruments not designated as accounting hedges:
Foreign currency forwards	5,945	3,644	7,794	8,148

The notional principal amounts for outstanding derivative instruments provide one measure of the transaction volume outstanding and do not represent the amount of the Company's exposure to credit or market loss. Credit risk represents the Company's gross exposure to potential accounting loss on derivative instruments that are outstanding or unsettled if all counterparties failed to perform according to the terms of the contract, based on then-current interest or currency exchange rates at each respective date. The Company's exposure to credit loss and market risk will vary over time as a function of interest and currency exchange rates. The amount of credit risk from derivative instruments and hedging activities was not material for the years ended September 30, 2012, 2011, 2010 and 2009. Although the table above reflects the notional principal amounts of the Company's forward starting swaps and foreign exchange instruments, it does not reflect the gains or losses associated with the exposures and transactions that the forward starting swaps and foreign exchange instruments are intended to hedge. The amounts ultimately realized upon settlement of these financial instruments, together with the gains and losses on the underlying exposures, will depend on actual market conditions during the remaining life of the instruments.

The Company generally enters into master netting arrangements, which reduce credit risk by permitting net settlement of transactions with the same counterparty. The Company presents its derivative assets and derivative liabilities at their gross fair values. The Company did not have any derivative instruments with credit-risk related contingent features that would require it to post collateral as of September 30, 2012, 2011, 2010, or 2009.

The table below presents the fair value of the Company's derivative financial instruments that qualify for hedge accounting as well as their classification on the consolidated balance sheets as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

		Fair value
	Balance sheet location	September 30, 2012	September 30, 2011	September 30, 2010	September 30, 2009

Asset derivatives:
Foreign currency forwards	Other current assets	$3,779	$7,466	$11,428	$18,106
Foreign currency forwards	Other non-current assets	3,713	—	—	—

		$7,492	$7,466	$11,428	$18,106

Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,839	$7,522	$3,193	$17,933
Foreign currency forwards	Other non-current liabilities	6,407	6,164	4,748	—
Forward starting swap	Other non-current liabilities	91	—	—	—

Total		$13,337	$13,686	$7,941	$17,933

The tables below present gains and losses recognized in OCI for the years ended September 30, 2012, 2011, 2010 and 2009 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	September 30, 2012		September 30, 2011		September 30, 2010		September 30, 2009
Derivative type	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion

Forward currency forwards	$152	$(4,309)	$(5,618)	$3,420	$1,483	$1,838	$112	$53
Forward starting swap	91	—	—	—	—	—	—	—

The amount of gains and losses from derivative instruments and hedging activities classified as not highly effective did not have a material impact on the results of operations for the years ended September 30, 2012, 2011, 2010 and 2009. The amount of estimated unrealized net gains from cash flow hedges which are expected to be reclassified to earnings in the next twelve months is $2.0 million, net of income taxes.

Forward starting swap

In connection with a transportation systems contract that we entered in December 2011, we will incur significant costs to develop the customer's fare collection system before we begin receiving payments under the contract. In order to finance certain of these costs, we plan to issue approximately $83 million of 10-year fixed rate debt on or about January 1, 2014. We are concerned that market interest rates for the 10-year forward period of January 1, 2014 to January 1, 2024 will change through January 1, 2014, exposing the LIBOR benchmark component of each of the 20 projected semi-annual interest cash flows of that future 10-year period to risk of variability. Therefore, in July 2012 we entered a forward-starting 10-year swap contract with a bank to reduce the interest rate variability exposure of the projected interest cash flows. The forward-starting swap has a notional amount of $58.4 million, a termination date of January 1, 2014 and a pay 1.698% fixed rate, receive 3-month LIBOR, with fixed rate payments due semi-annually on the first day each June and December commencing June 1, 2014 through December 2023, floating payments due quarterly on the first day of each quarter commencing March 1, 2014 through December 2023, and floating reset dates 2 days prior to the first day of each calculation period. The swap contracts accrual period, January 1, 2014 to December 1, 2023 is designed to match the tenor of the planned debt issuance.

Foreign currency forwards

In order to limit our exposure to foreign currency exchange rate risk we generally hedge those commitments greater than $50,000 by using foreign currency exchange forward and option contracts that are denominated in currencies other than the functional currency of the subsidiary responsible for the commitment, typically the British pound, Canadian dollar, Singapore dollar, euro, Swedish krona, New Zealand dollar and Australian dollar. These contracts are designed to be effective hedges regardless of the direction or magnitude of any foreign currency exchange rate change, because they result in an equal and opposite income or cost stream that offsets the change in the value of the underlying commitment.

Segment Information	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Segment Information
Segment Information

Note 11 — Segment Information

Business segment financial data is as follows (in millions):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Sales:
Transportation Systems	$257.4	$257.5	$138.8	$131.7
Mission Support Services	235.6	234.4	122.2	126.9
Defense Systems	184.4	164.0	103.2	80.7
Other	0.3	0.5	0.1	0.3
Total sales	$677.7	$656.4	$364.3	$339.6

Operating income (loss):
Transportation Systems	$45.4	$41.3	$32.2	$23.4
Mission Support Services	7.8	9.1	3.6	4.6
Defense Systems	1.5	12.1	0.3	6.1
Unallocated corporate expenses and other	(1.8)	(2.2)	(1.5)	(1.6)
Total operating income	$52.9	$60.3	$34.6	$32.5

Depreciation and amortization:
Transportation Systems	$1.5	$1.7	$1.0	$0.8
Mission Support Services	6.5	6.5	3.4	3.0
Defense Systems	2.9	2.5	2.1	1.3
Other	0.7	0.6	0.4	0.4
Total depreciation and amortization	$11.6	$11.3	$6.9	$5.5

Changes in estimates on contracts for which revenue is recognized using the cost-to-cost-percentage-of-completion method increased operating profit by approximately $3.1 million and $7.1 million in the three months ended March 31, 2013 and March 31, 2012, respectively and increased operating profit by approximately $3.6 million and $7.8 million for the six months ended March 31, 2013 and March 31, 2012, respectively. These adjustments increased net income by approximately $2.5 million ($0.10 per share) and $4.9 million ($0.19 per share) in the three months ended March 31, 2013 and March 31, 2012, respectively, and increased net income by approximately $3.1 million ($0.12 per share) and $5.4 million ($0.20 per share) in the six months ended March 31, 2013 and March 31, 2012, respectively.

Certain of our transportation systems service contracts contain service level or system usage incentives, for which we recognize revenues when the incentive award is fixed or determinable. These contract incentives are generally based upon monthly service levels or monthly performance and become fixed or determinable on a monthly basis. However, one of our transportation systems service contracts contains annual system usage incentives which are based upon system usage compared to annual baseline amounts. For this contract the annual system usage incentives are not considered fixed or determinable until the end of the contract year for which the incentives are measured, which falls within the second quarter of our fiscal year. During the quarters ended March 31, 2013 and 2012 we recognized sales of $13.2 million and $12.2 million, respectively related to annual system usage incentives on this transportation contract which resulted in additional operating income of the same amounts in these respective periods.

In March 2013, our CDS business implemented a restructuring plan to reduce global employee headcount by approximately 150 in order to rebalance our resources with work levels that have declined due to recent delays in contract awards and contract funding. CDS incurred a resulting restructuring charge of $6.1 million in the second quarter of fiscal 2013. The total costs of the restructuring plan are not expected to be significantly greater than the charges incurred to date.

The following table presents a rollforward of our restructuring liability as of March 31, 2013, which is included within accrued compensation and other current liabilities within our Condensed Consolidated Balance Sheets (in millions):

Restructuring Liability
Employee Separation

Liability as of December 31, 2012	$—
Accrued costs	6.1
Cash payments	(0.5)
Liability as of March 31, 2013	$5.6

Certain restructuring costs are based upon estimates. Actual amounts paid may ultimately differ from these estimates. If additional costs are incurred or recognized amounts exceed costs, such changes in estimates will be recognized when incurred.

Note 17—Business segment information

We have three primary business segments: Cubic Transportation Systems (CTS), Cubic Defense Systems (CDS) and Mission Support Services (MSS). CTS designs, produces, installs and services electronic revenue collection systems for mass transit projects, including railways and buses. CDS performs work under U.S. and foreign government contracts relating to electronic defense systems and equipment. Products include customized military range instrumentation, laser based training systems, virtual simulation systems, communications products including datalinks, power amplifiers, avionics systems, multi-band communication tracking devices, and cross domain hardware solutions to address multi-level security requirements. MSS provides training, operations, intelligence, maintenance, technical and other services to the U.S. government and allied nations.

We evaluate performance and allocate resources based on total segment operating profit or loss. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Intersegment sales and transfers are immaterial and are eliminated in consolidation.

Our reportable segments are business units that offer different products and services and are each managed separately. Operating results for each segment are reported separately to senior corporate management to make decisions as to the allocation of corporate resources and to assess performance.

Business segment financial data is as follows (in millions):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Sales:
Transportation Systems	$513.6	$427.1	$383.0	$314.3
Defense Systems	375.4	390.7	368.2	287.5
Mission Support Services	491.4	476.5	444.9	420.6
Other	1.1	1.3	2.1	3.5

Total sales	$1,381.5	$1,295.6	$1,198.2	$1,025.9

Operating income:
Transportation Systems	$76.3	$66.9	$51.8	56.4
Defense Systems	34.6	29.8	31.6	19.9
Mission Support Services	21.9	23.9	27.9	25.9
Unallocated corporate expenses and other	(4.8)	(7.1)	(4.7)	(6.3)

Total operating income	$128.0	$113.5	$106.6	$95.9

Assets:
Transportation Systems	$269.9	$169.8	$163.1	$173.1
Defense Systems	122.5	144.0	161.7	162.7
Mission Support Services	212.8	213.0	124.1	141.2
Corporate and other	421.1	439.7	422.6	286.6

Total assets	$1,026.3	$966.5	$871.5	$763.6

Depreciation and amortization:
Transportation Systems	$3.7	$3.6	$3.5	$2.4
Defense Systems	5.5	5.4	4.8	6.0
Mission Support Services	12.5	12.3	5.2	6.2
Corporate and other	1.2	1.0	1.0	1.0

Total depreciation and amortization	$22.9	$22.3	$14.5	$15.6

Expenditures for long-lived assets:
Transportation Systems	$2.7	$2.2	$1.8	$1.2
Defense Systems	8.9	5.5	4.4	3.3
Mission Support Services	1.1	0.3	0.3	—
Corporate and other	1.5	0.7	0.4	0.8

Total expenditures for long-lived assets	$14.2	$8.7	$6.9	$5.3

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Geographic Information:
Sales(a):
United States	$729.5	$754.0	$790.9	$654.6
United Kingdom	273.1	244.0	200.3	196.9
Canada	54.9	27.5	9.4	18.7
Australia	182.5	101.1	56.3	41.3
Middle East	30.8	35.4	27.9	19.2
Far East	56.4	82.7	85.5	63.9
Other	47.1	50.9	27.9	31.3

Total sales	$1,381.5	$1,295.6	$1,198.2	$1,025.9
Long-lived assets, net:
United States	$42.4	$40.5	$41.3	$43.7
United Kingdom	9.5	9.1	9.5	10.2
Other foreign countries	6.1	2.9	2.2	2.0

Total long-lived assets, net	$58.0	$52.5	$53.0	$55.9

(a)   Sales are attributed to countries or regions based on the location of product or service delivery to customers.

MSS and CDS segment sales include $685.5 million, $728.2 million, $679.4 million and $608.4 million in 2012, 2011, 2010 and 2009, respectively, of sales to U.S. government agencies. CTS segment sales include $178.7 million, $170.2 million, $144.2 million and $115.2 million in 2012, 2011, 2010 and 2009, respectively, of sales under various contracts with our customer, TfL. No other customer accounts for 10% or more of our revenues for any periods presented.

Legal Matters	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Legal Matters
Legal Matters

Note 12 — Legal Matters

In 1997, the Ministry of Defense for the Armed Forces of the Islamic Republic of Iran obtained a U.S. District Court judgment enforcing an arbitration award in its favor against us of $2.8 million, plus arbitration costs and interest related to a contract awarded to us by Iran in 1977. Both parties appealed to the 9th Circuit Court of Appeals. In December 2011, a decision was handed down upholding the arbitration award and requiring the district court to resolve outstanding issues related to the amount of interest to be paid and whether the plaintiff should be awarded attorney’s fees. Under a 1979 Presidential executive order, all transactions by U.S. citizens with Iran are prohibited; however, in April 2012 we received a license from the U.S. Treasury Department allowing us to remit the arbitration award and related post-judgment interest owed totaling $8.8 million to the U.S. District Court on April 18, 2012. We had recorded a liability for the judgment amount in periods prior to 2012 and had accrued interest through the date of the payment, so there was no impact on 2012 earnings related to this matter other than interest accrued of $0.2 million. Through September 30, 2012 we did not accrue a liability for any additional pre-judgment interest, as we were unable to estimate a probability of loss for these amounts. In January 2013, the District Court decided in favor of the plaintiff for pre-judgment interest totaling $0.6 million. This amount was recognized as expense in the first quarter of fiscal 2013. On February 15, 2013, this remaining sum was paid to the U.S. District Court, which we believe concluded our involvement in this matter.

In November 2011, we received a claim from a public transit authority customer which alleges that the authority incurred a loss of transit revenue due to the inappropriate and illegal actions of one of our former employees, who has plead guilty to the charges. This individual was employed to work on a contract we acquired in a business combination in 2009 and had allegedly been committing these illegal acts from almost two years prior to our acquisition of the contract, until his arrest in May 2011. The transit system was designed and installed by a company unrelated to us. The claim currently seeks recoupment from us of a total amount of $3.9 million for alleged lost revenue, fees and damages. In March 2012, the county superior court entered a default judgment against our former employee and others for $2.9 million based upon the estimated loss of revenue by the public transit authority customer. In the quarter ended March 31, 2012, we recorded an accrued cost of $2.9 million within general and administrative expense in the transportation systems segment based upon the court’s assessment of these losses. We have not recorded expense for any amount in excess of the $2.9 million through March 31, 2013 as no other loss is deemed probable. Insurance may cover all, or a portion, of any losses we could ultimately incur for this matter. However, any potential insurance proceeds will not be recognized in the financial statements until receipt of any such proceeds is assured.

We are not a party to any other material pending proceedings and we consider all other matters to be ordinary proceedings incidental to the business. We believe the outcome of these other proceedings will not have a materially adverse effect on our financial position, results of operations, or cash flows.

Note 16—Legal matters

In 1997, the Ministry of Defense for the Armed Forces of the Islamic Republic of Iran obtained a U.S. District Court judgment enforcing an arbitration award in its favor against us of $2.8 million, plus arbitration costs and interest related to a contract awarded to us by Iran in 1977. Both parties appealed to the 9th Circuit Court of Appeals. In December 2011, a decision was handed down upholding the arbitration award and requiring the district court to resolve outstanding issues related to the amount of interest to be paid and whether the plaintiff should be awarded attorney's fees. Under a 1979 Presidential executive order, all transactions by United States citizens with Iran are prohibited; however, in April 2012 we received a license from the U.S. Treasury Department allowing us to remit the arbitration award and related post-judgment interest owed totaling $8.8 million to the U.S. District Court on April 18, 2012. We had recorded a liability for the judgment amount in periods prior to 2012 and had accrued interest through the date of the payment, so there was no impact on 2012 earnings related to this matter other than interest accrued of $0.2 million. We are unable to determine whether the U.S. District Court will award additional pre-judgment interest, which the plaintiff has asserted should be $1.4 million, or reimbursement to the plaintiff for attorney's fees amounting to $0.1 million, because these are discretionary with the court. Therefore, we have not recorded a liability for these amounts as of September 30, 2012. The District Court heard argument from both parties on September 24, 2012 and we are awaiting their decision.

In November 2011, we received a claim from a public transit authority customer which alleges that the authority incurred a loss of transit revenue due to the inappropriate and illegal actions of one of our former employees, who has plead guilty to the charges. This individual was employed to work on a contract we acquired in a business combination in 2009 and had allegedly been committing these illegal acts from almost two years prior to our acquisition of the contract, until his arrest in May 2011. The transit system was designed and installed by a company unrelated to us. The claim seeks recoupment from us of the alleged lost revenue and an unspecified amount of fees and damages. In March 2012, the county superior court entered a default judgment against our former employee and others for $2.9 million based upon the estimated loss of revenue by the public transit authority customer. In the quarter ended March 31, 2012, we recorded an accrued cost of $2.9 million within general and administrative expense in the transportation systems segment based upon the court's assessment of these losses. We are currently unable to estimate the amount of any other fees or damages related to this matter in excess of the amount that has been recorded through September 30, 2012. Insurance may cover all, or a portion, of any losses we could ultimately incur for this matter. However, any potential insurance proceeds are treated as a gain contingency and will not be recognized in the financial statements until receipt of any such proceeds is assured.

We are not a party to any other material pending proceedings and we consider all other matters to be ordinary proceedings incidental to the business. We believe the outcome of these other proceedings will not have a materially adverse effect on our financial position, results of operations, or cash flows.

Basis for Presentation (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Basis for Presentation
Revenue Recognition

Revenue recognition.

We generate revenue from the sale of products such as mass transit fare collection systems, air and ground combat training systems, and secure communications products. We provide services such as specialized military training exercises, including live, virtual and constructive training exercises and support, and we operate and maintain fare systems for mass transit customers. We classify sales as products or services in our Consolidated Statements of Income based on the attributes of the underlying contracts.

We recognize sales and profits under our long-term fixed-price contracts, which generally require a significant amount of development effort in relation to total contract value, using the cost-to-cost percentage-of-completion method of accounting. We record sales and profits based on the ratio of contract costs incurred to estimated total contract costs at completion. Contract costs include material, labor and subcontracting costs, as well as an allocation of indirect costs. For contracts with the U.S. federal government, general and administrative costs are included in contract costs; however, general and administrative costs are not considered contract costs for any other customers. Costs are recognized as incurred for contracts accounted for under the cost-to-cost percentage-of-completion method.

For certain other long-term, fixed price production contracts not requiring substantial development effort we use the units-of-delivery percentage-of-completion method as the basis to measure progress toward completing the contract and recognizing sales. The units-of delivery measure recognizes revenues as deliveries are made to the customer generally using unit sales values in accordance with the contract terms. Costs of sales are recorded as deliveries are made. We estimate profit as the difference between total estimated revenue and total estimated cost of a contract and recognize that profit over the life of the contract based on deliveries.

For long-term fixed price contracts, we only include amounts representing contract change orders, claims or other items in the contract value when they can be reliably estimated and we consider realization probable. Changes in estimates of sales, costs and profits are recognized using the cumulative catch-up method of accounting. This method recognizes in the current period the cumulative effect of the changes on current and prior periods. A significant change in one or more of these estimates could have a material effect on our consolidated financial position or results of operations.

We record sales under cost-reimbursement-type contracts as we incur the costs. The Federal Acquisition Regulations provide guidance on the types of costs that we will be reimbursed in establishing the contract price. We consider incentives or penalties and awards applicable to performance on contracts in estimating sales and profits, and record them when there is sufficient information to assess anticipated contract performance. We do not recognize incentive provisions that increase or decrease earnings based solely on a single significant event until the event occurs.

We occasionally enter into contracts that include multiple deliverables such as the construction or upgrade of a system and subsequent services to operate and maintain the delivered system. For multiple element contracts that were entered prior to October 1, 2009, a delivered item was considered a separate unit of accounting when it had value to the customer on a standalone basis and there was objective and reliable evidence of the fair value of the undelivered items. For contracts where we are unable to conclude there were separate units of accounting, we combine the deliverables and recognize revenue once the final item has been delivered or, if the final element is a service, over the period of performance.

We elected to adopt authoritative accounting guidance for multiple-element arrangements effective October 1, 2009 on a prospective basis. This guidance affected the accounting conclusion as to whether a deliverable under a contract is considered a separate unit of accounting, and also affected the method that is used to allocate arrangement consideration to each separate unit of accounting. The new guidance eliminates the requirement for objective and reliable evidence of fair value to exist for the undelivered items in order for a delivered item to be treated as a separate unit of accounting. The new guidance also requires arrangement consideration to be allocated at the inception of the arrangement to all deliverables using the relative-selling-price method and eliminates the use of the residual method of allocation. Under the relative-selling-price method, the selling price for each deliverable is determined using vendor specific objective evidence (VSOE) of selling price or third-party evidence of selling price if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists for a deliverable, which is typically the case for our contracts, the guidance requires us to determine the best estimate of the selling price, which is the price at which we would sell the deliverable if it were sold on a standalone basis. In estimating the selling price of the deliverable on a standalone basis, we consider our overall pricing models and objectives, including the factors we contemplate in negotiating our contracts with our customers. The pricing models and objectives that we use are generally based upon a cost-plus margin approach, with the estimated margin based in part on qualitative factors such as perceived customer pricing sensitivity and competitive pressures.

Once the contract value is allocated to the separate deliverables under a multiple-element arrangement, revenue recognition guidance relevant to each contractual element is followed. For example, for the long-term construction portion of a contract we use the percentage-of completion method and for the services portion we recognize the service revenues on a straight-line basis over the contractual service period or based on measurable units of work performed or incentives earned. Revenue under our service contracts with the U.S. government is recorded under the cost-to cost percentage-of-completion method. Award fees and incentives related to performance under these service contracts are accrued during the performance of the contract based on our historical experience and estimates of success with such awards.

Revenue under contracts for services other than those with the U.S. government and those associated with design, development, or production activities is recognized either as services are performed or when a contractually required event has occurred, depending on the contract. For such contracts that contain measurable units of work performed we recognize sales when the units of work are completed. Certain of our transportation systems service contracts contain service level or system usage incentives, for which we recognize revenues when the incentive award is fixed or determinable. These contract incentives are generally based upon monthly service levels or monthly performance and become fixed or determinable on a monthly basis. However, one of our transportation systems service contracts contains annual system usage incentives which are based upon system usage compared to annual baseline amounts. For this contract the annual system usage incentives are not considered fixed or determinable until the end of the contract year for which the incentives are measured, which falls within the second quarter of our fiscal year. Revenue under such contracts that do not contain measurable units of work performed, which is generally the case for our service contracts, is recognized on a straight-line basis over the contractual service period, unless evidence suggests that the revenue is earned, or obligations fulfilled, in a different manner. Costs incurred under these services contracts are expensed as incurred.

We make provisions in the current period to fully recognize any anticipated losses on contracts. If we receive cash on a contract prior to revenue recognition or in excess of inventoried costs, we classify it as a customer advance on the balance sheet.

Revenue recognition:    We generate revenue from the sale of products such as mass transit fare collection systems, air and ground combat training systems, and secure communications products. We provide services such as specialized military training exercises, including live, virtual and constructive training exercises and support, and we operate and maintain fare systems for mass transit customers. We classify sales as products or services in our Consolidated Statements of Income based on the attributes of the underlying contracts.

We recognize sales and profits under our long-term fixed-price contracts, which generally require a significant amount of development effort in relation to total contract value, using the cost-to-cost percentage-of-completion method of accounting. We record sales and profits based on the ratio of contract costs incurred to estimated total contract costs at completion. Contract costs include material, labor and subcontracting costs, as well as an allocation of indirect costs. For contracts with the U.S. federal government, general and administrative costs are included in contract costs; however, general and administrative costs are not considered contract costs for any other customers. Cost are recognized as incurred for contracts accounted for under the cost-to-cost percentage-of-completion method.

For certain other long-term, fixed price production contracts not requiring substantial development effort we use the units-of-delivery percentage-of-completion method as the basis to measure progress toward completing the contract and recognizing sales. The units-of-delivery measure recognizes revenues as deliveries are made to the customer generally using unit sales values in accordance with the contract terms. Costs of sales are recorded as deliveries are made. We estimate profit as the difference between total estimated revenue and total estimated cost of a contract and recognize that profit over the life of the contract based on deliveries.

For long-term fixed price contracts, we only include amounts representing contract change orders, claims or other items in the contract value when they can be reliably estimated and we consider realization probable. Changes in estimates of sales, costs and profits are recognized using the cumulative catch-up method of accounting. This method recognizes in the current period the cumulative effect of the changes on current and prior periods. A significant change in one or more of these estimates could have a material effect on our consolidated financial position or results of operations.

Changes in estimates on contracts for which revenue is recognized using the cost-to-cost percentage-of-completion method increased operating profit by approximately $17.5 million in 2012, $17.0 million in 2011, $8.8 million in 2010, and $3.6 million in 2009. These adjustments increased net income by approximately $12.0 million ($0.45 per share) in 2012, $11.5 million ($0.43 per share) in 2011, $5.8 million ($0.22 per share) in 2010, and $2.7 million ($0.10 per share) in 2009.

We record sales under cost-reimbursement-type contracts as we incur the costs. The Federal Acquisition Regulations provide guidance on the types of costs that we will be reimbursed in establishing the contract price. We consider incentives or penalties and awards applicable to performance on contracts in estimating sales and profits, and record them when there is sufficient information to assess anticipated contract performance. We do not recognize incentive provisions that increase or decrease earnings based solely on a single significant event until the event occurs.

We occasionally enter into contracts that include multiple deliverables such as the construction or upgrade of a system and subsequent services to operate and maintain the delivered system. For multiple element contracts that were entered prior to October 1, 2009, a delivered item was considered a separate unit of accounting when it had value to the customer on a stand-alone basis and there was objective and reliable evidence of the fair value of the undelivered items. For contracts where we are unable to conclude there were separate units of accounting, we combine the deliverables and recognize revenue once the final item has been delivered or, if the final element is a service, over the period of performance.

We elected to adopt authoritative accounting guidance for multiple-element arrangements effective October 1, 2009 on a prospective basis. This guidance affected the accounting conclusion as to whether a deliverable under a contract is considered a separate unit of accounting, and also affected the method that is used to allocate arrangement consideration to each separate unit of accounting. The new guidance eliminates the requirement for objective and reliable evidence of fair value to exist for the undelivered items in order for a delivered item to be treated as a separate unit of accounting. The new guidance also requires arrangement consideration to be allocated at the inception of the arrangement to all deliverables using the relative-selling-price method and eliminates the use of the residual method of allocation. Under the relative-selling-price method, the selling price for each deliverable is determined using vendor specific objective evidence (VSOE) of selling price or third-party evidence of selling price if VSOE does not exist. If neither VSOE nor third-party evidence of selling price exists for a deliverable, which is typically the case for our contracts, the guidance requires us to determine the best estimate of the selling price, which is the price at which we would sell the deliverable if it were sold on a standalone basis. In estimating the selling price of the deliverable on a standalone basis, we consider our overall pricing models and objectives, including the factors we contemplate in negotiating our contracts with our customers. The pricing models and objectives that we use are generally based upon a cost-plus margin approach, with the estimated margin based in part on qualitative factors such as perceived customer pricing sensitivity and competitive pressures.

Once the contract value is allocated to the separate deliverables under a multiple-element arrangement, revenue recognition guidance relevant to each contractual element is followed. For example, for the long-term construction portion of a contract we use the percentage-of-completion method and for the services portion we recognize the service revenues on a straight-line basis over the contractual service period or based on measurable units of work performed or incentives earned.

Revenue under our service contracts with the U. S. government is recorded under the cost-to-cost percentage-of-completion method. Award fees and incentives related to performance under these service contracts are accrued during the performance of the contract based on our historical experience and estimates of success with such awards.

Revenue under contracts for services other than those with the U. S. government and those associated with design, development, or production activities is recognized either as services are performed or when a contractually required event has occurred, depending on the contract. For such contracts that contain measurable units of work performed we recognize sales when the units of work are completed. Certain of our transportation systems service contracts contain service level or system usage incentives, for which we recognize revenues when the incentive award is fixed or determinable. These contract incentives are generally based upon monthly service levels or monthly performance and become fixed or determinable on a monthly basis. However, one of our transportation systems service contracts contains annual system usage incentives which are based upon system usage compared to annual baseline amounts. For this contract the annual system usage incentives are not considered fixed or determinable until the end of the contract year for which the incentives are measured, which falls within the second quarter of our fiscal year. Revenue under such contracts that do not contain measurable units of work performed, which is generally the case for our service contracts, is recognized on a straight-line basis over the contractual service period, unless evidence suggests that the revenue is earned, or obligations fulfilled, in a different manner. Costs incurred under these services contracts are expensed as incurred.

We make provisions in the current period to fully recognize any anticipated losses on contracts. If we receive cash on a contract prior to revenue recognition or in excess of inventoried costs, we classify it as a customer advance on the balance sheet.

Recognizing assets acquired and liabilities assumed in business combinations

Recognizing assets acquired and liabilities assumed in business combinations.

Acquired assets and assumed liabilities are recognized in a business combination on the basis of their fair values at the date of acquisition. We assess fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, using a variety of methods including income approaches such as present value techniques or cost approaches such as the estimation of current selling prices and replacement values. Fair value of the assets acquired and liabilities assumed, including intangible assets, and contingent payments, are measured based on the assumptions and estimations with regards to the variable factors such as the amount and timing of future cash flows for the asset or liability being measured, appropriate risk-adjusted discount rates, nonperformance risk, or other factors that market participants would consider. Upon acquisition, we determine the estimated economic lives of the acquired intangible assets for amortization purposes, which are based on the underlying expected cash flows of such assets. Adjustments to inventory are based on the fair market value of inventory and amortized into income based on the period in which the underlying inventory is sold. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Actual results may vary from projected results and assumptions used in the fair value assessments.

Stock-Based Compensation

Stock-Based Compensation

Restricted stock units awards (RSUs) are granted to eligible employees and directors and represent rights to receive shares of common stock at a future date if vesting occurs. RSUs granted to date have either time-based vesting or performance-based vesting. Compensation expense for all restricted stock unit awards is measured at fair value at the grant date and recognized based upon the number of RSUs that ultimately vest. We determine the fair value of RSUs based on the closing market price of our common stock on the grant date. The grant date of the performance-based RSUs takes place when the grant is authorized and the specific achievement goals are communicated.

Compensation expense for time-based vesting awards is recorded on a straight-line basis over the requisite service period, adjusted by estimated forfeiture rates. Vesting of performance-based RSUs is tied to achievement of specific company goals over the measurement period. For all performance-based RSUs granted to date, the measurement period is October 1, 2012 through September 30, 2015. For purposes of measuring compensation expense for performance-based RSUs, at each reporting date we estimate the number of shares for which vesting is deemed probable based on management’s expectations regarding achievement of the relevant performance criteria, adjusted by estimated forfeiture rates. Compensation expense for the number of shares ultimately expected to vest is recognized on a straight-line basis over the requisite service period for the performance-based RSUs. The recognition of compensation expense associated with performance-based RSUs requires judgment in assessing the probability of meeting the performance goals. For performance-based RSUs, there may be significant expense recognition or reversal of recognized expense in periods in which when there are changes in the assessed probability of meeting performance-based vesting criteria.

Net Income Per Share

Net Income Per Share

Basic net income per share (EPS) is computed by dividing the net income for the period by the weighted average number of common shares outstanding during the period, including vested RSUs.

Diluted EPS is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. Common equivalent shares consist of dilutive restricted stock units. Dilutive restricted stock units are calculated based on the average share price for each fiscal period using the treasury stock method. For RSUs with performance-based vesting, no common equivalent shares are included in the computation of diluted EPS until the related performance criteria have been met. For the quarter and six-month period ended March 31, 2013, none of the restricted stock units are dilutive based upon the treasury stock method calculations.

Earnings per share: We calculate per share amounts based upon the weighted average number of shares of common stock outstanding.

Acquisitions (Tables)	12 Months Ended	6 Months Ended
	Sep. 30, 2012	Mar. 31, 2013 NEK Special Programs Group LLC (NEK)	Mar. 31, 2013 Next Bus
Acquisitions
Schedule of estimated fair values of assets acquired and liabilities assumed as of acquisition date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$20.1
Backlog	11.5
Corporate trade names	5.7
Non-compete agreements	5.2
Recoverable income taxes	4.3
Deferred tax liabilities, net	(7.6)
Net tangible assets acquired	5.1

Net identifiable assets acquired	44.3
Goodwill	81.7

Net assets acquired	$126.0

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$13.3
Corporate trade names	4.9
Non-compete agreements	0.2
Accounts receivable -billed	3.1
Accounts receivable -unbilled	7.7
Accounts payable	(3.0)
Other net liabilities assumed	(0.4)
Net identifiable assets acquired	25.8
Goodwill	26.8
Net assets acquired	$52.6

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$8.8
Accounts receivable, net	2.2
Backlog	1.7
Acquired technology	1.3
Corporate trade names	1.0
Accounts payable and accrued expenses	(1.2)
Deferred tax liabilities, net	(4.7)
Other net liabilities assumed	(1.4)
Net identifiable assets acquired	7.7
Goodwill	12.3
Net assets acquired	$20.0

Schedule of estimated amortization expense related to acquisition

Based upon the preliminary estimate of the fair value of identifiable intangible assets, the estimated amortization expense related to the intangible assets recorded in connection with our acquisition of NEK for fiscal years 2013 through 2017 is as follows (in millions):

Year Ended September 30,
2013	$3.0
2014	3.4
2015	2.9
2016	2.4
2017	1.9

Based upon the preliminary estimate of the fair value of identifiable intangible assets, the estimated amortization expense related to the intangible assets recorded in connection with our acquisition of NextBus for fiscal years 2013 through 2017 is as follows (in millions):

Year Ended September 30,
2013	$1.2
2014	1.6
2015	1.5
2016	1.4
2017	1.3

Schedule of unaudited pro forma information

The following unaudited pro forma information presents our consolidated results of operations as if Abraxas had been included in our consolidated results since October 1, 2009 (in millions):

	Years ended September 30,
	2011	2010

Net sales	$1,309.0	$1,256.1
Net income attributable to Cubic	83.6	72.4

The following unaudited pro forma information presents our consolidated results of operations as if NextBus and NEK had been included in our consolidated results since October 1, 2011 (in millions):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Net sales	$691.0	$680.6	$364.7	$351.4

Net income attributable to Cubic	$40.3	$45.1	$26.9	$23.9

The following unaudited pro forma information presents our consolidated results of operations as if NextBus and NEK had been included in our consolidated results since October 1, 2011 (in millions):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Net sales	$691.0	$680.6	$364.7	$351.4

Net income attributable to Cubic	$40.3	$45.1	$26.9	$23.9

Balance Sheet Details (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Balance Sheet Details
Schedule of components of accounts receivable

The components of accounts receivable are as follows (in thousands):

	March 31,	September 30,
	2013	2012

Trade and other receivables	$21,060	$17,543
Long-term contracts:
Billed	108,774	91,132
Unbilled	305,713	264,555
Allowance for doubtful accounts	(651)	(463)
Total accounts receivable	434,896	372,767
Less estimated amounts not currently due	(20,830)	(22,070)
Current accounts receivable	$414,066	$350,697

The components of accounts receivable under long-term contracts are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
U.S. government contracts:
Amounts billed	$48,387	$64,672	$50,925	$62,093
Recoverable costs and accrued profits on progress completed—not billed	95,764	50,748	54,403	43,022

	144,151	115,420	105,328	105,115
Commercial customers:
Amounts billed	42,745	24,384	31,753	41,907
Recoverable costs and accrued profits on progress completed—not billed	168,791	91,322	92,897	89,087

	211,536	115,706	124,650	130,994

	355,687	231,126	229,978	236,109
Less unbilled amounts not currently due—commercial customers	(22,070)	(23,700)	(28,080)	(13,400)

	$333,617	$207,426	$201,898	$222,709

Components of inventories

Inventories consist of the following (in thousands):

	March 31,	September 30,
	2013	2012
Work in process and inventoried costs under long-term contracts	$71,885	$78,796
Customer advances	(21,601)	(27,288)
Raw material and purchased parts	708	858
Net inventories	$50,992	$52,366

Significant components of inventories are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Finished products	$—	$—	$—	$55
Work in process and inventoried costs under long-term contracts	78,796	71,855	79,529	105,460
Customer advances	(27,288)	(34,582)	(41,575)	(49,734)
Materials and purchased parts	858	1,086	2,699	1,824

	$52,366	$38,359	$40,653	$57,605

Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Fair Value of Financial Instruments
Summary of assets and liabilities measured and recorded at fair value on Balance Sheet on a recurring basis

	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$115,214	$—	$—	$115,214
Current derivative assets	—	2,827	—	2,827
Noncurrent derivative assets	—	5,303	—	5,303
Total assets measured at fair value	$115,214	$8,130	$—	$123,344
Liabilities
Current derivative liabilities	$—	$6,809	$—	$6,809
Noncurrent derivative liabilities	—	7,170	—	7,170
Contingent consideration to Seller of NEK	—	—	11,684	11,684
Total liabilities measured at fair value	$—	$13,979	$11,684	$25,663

	September 30, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$171,300	$—	$—	$171,300
Current derivative assets	—	3,779	—	3,779
Noncurrent derivative assets	—	3,713	—	3,713
Total assets measured at fair value	$171,300	$7,492	$—	$178,792
Liabilities
Current derivative liabilities	$—	$6,839	$—	$6,839
Noncurrent derivative liabilities	—	6,498	—	6,498
Total liabilities measured at fair value	$—	$13,337	$—	$13,337

The following table presents assets and liabilities measured and recorded at fair value on our balance sheets on a recurring basis (in thousands):

	September 30, 2012			September 30, 2011			September 30, 2010			September 30, 2009
	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2	Total

Assets
Cash equivalents	$171,300	$—	$171,300	$266,842	$—	$266,842	$129,756	$—	$129,756	$178,893	$—	$178,893
Short-term investments—U.S. government agency securities	—	—	—	—	—	—	—	36,000	36,000	—	8,127	8,127
Short-term investments—tax exempt bonds	—	—	—	—	25,829	25,829	—	48,081	48,081	—	—	—
Current derivative assets	—	3,779	3,779	—	7,466	7,466	—	11,428	11,428	—	18,106	18,106
Non-current derivative assets	—	3,713	3,713	—	—	—	—	—	—	—	—	—

Total assets measured at fair value	171,300	7,492	178,792	266,842	33,295	300,137	129,756	95,509	225,265	178,893	26,233	205,126

Liabilities
Current derivative liabilities	—	6,839	6,839	—	7,522	7,522	—	3,193	3,193	—	17,933	17,933
Non-current derivative liabilities	—	6,498	6,498	—	6,164	6,164	—	4,748	4,748	—	—	—

Total liabilities measured at fair value	$—	$13,337	$13,337	$—	$13,686	$13,686	$—	$7,941	$7,941	$—	$17,933	$17,933

Pension Plans (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Pension Plans
Components of net periodic pension cost (benefit)

The components of net periodic pension cost (benefit) are as follows (in thousands):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Service cost	$276	$254	$136	$127
Interest cost	4,461	4,782	2,217	2,391
Expected return on plan assets	(5,834)	(5,046)	(2,900)	(2,523)
Amortization of actuarial loss	907	796	450	398
Administrative expenses	38	42	19	21
Net pension cost (benefit)	$(152)	$828	$(78)	$414

The components of net periodic pension cost were as follows (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Service cost	$508	$550	$4,167	$2,614
Interest cost	9,565	9,387	9,121	9,759
Expected return on plan assets	(10,091)	(9,979)	(9,334)	(9,569)
Amortization of actuarial loss	1,593	985	917	—
Curtailment charge	—	—	693	—
Administrative expenses	82	85	92	100

Net pension cost	$1,657	$1,028	$5,656	$2,904

Derivative Instruments and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Derivative Instruments and Hedging Activities
Schedule of notional principal amounts of the outstanding derivative instruments and credit risk

The following table shows the notional principal amounts of our outstanding derivative instruments as of March 31, 2013 and September 30, 2012 (in thousands):

	Notional Principal
	March 31, 2013	September 30, 2012
Instruments designated as accounting hedges:
Foreign currency forwards	$380,823	$382,500
Forward starting swap	58,415	58,415

Instruments not designated as accounting hedges:
Foreign currency forwards	7,430	5,945

The following table shows the notional principal amounts of our outstanding derivative instruments as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

	September 30,
	2012	2011	2010	2009

Instruments designated as accounting hedges:
Foreign currency forwards	$382,500	$290,400	$232,500	$148,300
Forward starting swap	58,415	—	—	—
Instruments not designated as accounting hedges:
Foreign currency forwards	5,945	3,644	7,794	8,148

Schedule of fair value of derivative financial instruments

The table below presents the fair value of our derivative financial instruments that qualify for hedge accounting as well as their classification in the Condensed Consolidated Balance Sheets as of March 31, 2013 and September 30, 2012 (in thousands):

		Fair Value
	Balance Sheet Location	March 31, 2013	September 30, 2012
Asset derivatives:
Foreign currency forwards	Other current assets	$2,827	$3,779
Foreign currency forwards	Other noncurrent assets	5,303	3,713
		$8,130	$7,492
Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,809	$6,839
Foreign currency forwards	Other noncurrent liabilities	7,006	6,407
Forward starting swap	Other noncurrent liabilities	164	91
Total		$13,979	$13,337

The table below presents the fair value of the Company's derivative financial instruments that qualify for hedge accounting as well as their classification on the consolidated balance sheets as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

		Fair value
	Balance sheet location	September 30, 2012	September 30, 2011	September 30, 2010	September 30, 2009

Asset derivatives:
Foreign currency forwards	Other current assets	$3,779	$7,466	$11,428	$18,106
Foreign currency forwards	Other non-current assets	3,713	—	—	—

		$7,492	$7,466	$11,428	$18,106

Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,839	$7,522	$3,193	$17,933
Foreign currency forwards	Other non-current liabilities	6,407	6,164	4,748	—
Forward starting swap	Other non-current liabilities	91	—	—	—

Total		$13,337	$13,686	$7,941	$17,933

Schedule of gains and losses recognized in other comprehensive income (OCI) on derivative financial instruments designated as cash flow hedges

The tables below present gains and losses recognized in other comprehensive income (OCI) for the three and six months ended March 31, 2013 and 2012 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	Six Months Ended
	March 31, 2013		March 31, 2012
Derivative Type	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion
Foreign currency forwards	$(1,892)	$(2,052)	$(5,572)	$(8,846)
Forward starting swap	(164)	—	—	—

	Three Months Ended
	March 31, 2013		March 31, 2012
Derivative Type	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings - Effective Portion
Foreign currency forwards	$(1,435)	$20	$(623)	$(5,681)
Forward starting swap	309	—	—	—

The tables below present gains and losses recognized in OCI for the years ended September 30, 2012, 2011, 2010 and 2009 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	September 30, 2012		September 30, 2011		September 30, 2010		September 30, 2009
Derivative type	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion

Forward currency forwards	$152	$(4,309)	$(5,618)	$3,420	$1,483	$1,838	$112	$53
Forward starting swap	91	—	—	—	—	—	—	—

Segment Information (Tables)	6 Months Ended
Mar. 31, 2013
Segment Information
Schedule of business segment financial data

Business segment financial data is as follows (in millions):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Sales:
Transportation Systems	$257.4	$257.5	$138.8	$131.7
Mission Support Services	235.6	234.4	122.2	126.9
Defense Systems	184.4	164.0	103.2	80.7
Other	0.3	0.5	0.1	0.3
Total sales	$677.7	$656.4	$364.3	$339.6

Operating income (loss):
Transportation Systems	$45.4	$41.3	$32.2	$23.4
Mission Support Services	7.8	9.1	3.6	4.6
Defense Systems	1.5	12.1	0.3	6.1
Unallocated corporate expenses and other	(1.8)	(2.2)	(1.5)	(1.6)
Total operating income	$52.9	$60.3	$34.6	$32.5

Depreciation and amortization:
Transportation Systems	$1.5	$1.7	$1.0	$0.8
Mission Support Services	6.5	6.5	3.4	3.0
Defense Systems	2.9	2.5	2.1	1.3
Other	0.7	0.6	0.4	0.4
Total depreciation and amortization	$11.6	$11.3	$6.9	$5.5

Rollforward of restructuring liability

The following table presents a rollforward of our restructuring liability as of March 31, 2013, which is included within accrued compensation and other current liabilities within our Condensed Consolidated Balance Sheets (in millions):

Restructuring Liability
Employee Separation

Liability as of December 31, 2012	$—
Accrued costs	6.1
Cash payments	(0.5)
Liability as of March 31, 2013	$5.6

Basis for Presentation (Details)	3 Months Ended											6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 item	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue recognition
Number of estimates, a change in which could have material effect on financial position or results of operations												1
Number of transportation systems service contracts, which contain annual system usage incentives												1
Net Income Per Share
Dilutive shares (in shares)	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,731,000
Performance-based RSUs
Net Income Per Share
Dilutive shares (in shares)												0
Restricted stock units
Net Income Per Share
Dilutive shares (in shares)	0											0

Acquisitions (Details) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		0 Months Ended					0 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 14, 2012 NEK Special Programs Group LLC (NEK)	Dec. 31, 2012 NEK Special Programs Group LLC (NEK)	Mar. 31, 2013 NEK Special Programs Group LLC (NEK)	Mar. 31, 2012 NEK Special Programs Group LLC (NEK)	Mar. 31, 2013 NEK Special Programs Group LLC (NEK)	Mar. 31, 2012 NEK Special Programs Group LLC (NEK)	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Minimum item	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Maximum	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Customer relationships	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Corporate trade names	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Non-compete agreements	Jan. 24, 2013 Next Bus	Mar. 31, 2013 Next Bus	Mar. 31, 2012 Next Bus	Mar. 31, 2013 Next Bus	Mar. 31, 2012 Next Bus	Jan. 24, 2013 Next Bus Customer relationships	Jan. 24, 2013 Next Bus Corporate trade names	Jan. 24, 2013 Next Bus Acquired technology	Jan. 24, 2013 Next Bus Backlog
Acquisitions
Number of employees hired																													200
Net sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000		$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000			$ 9,100,000		$ 9,600,000								$ 1,500,000		$ 1,500,000
Net loss after taxes	27,210,000			23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	16,588,000	16,730,000	26,940,000	11,836,000	39,729,000	44,187,000	47,816,000	70,273,000	69,885,000	92,104,000	83,904,000	72,094,000	63,145,000			(300,000)		(300,000)								(300,000)		(300,000)
Transaction related costs																									400,000		400,000								200,000		200,000
Cost of acquisition net																							52,000,000											20,700,000
Fair value of consideration transferred																							52,600,000											20,000,000
Cash paid for acquisition																								33,100,000
Current asset recorded	704,850,000	712,726,000	694,630,000	687,141,000	649,874,000	676,106,000	635,962,000	615,953,000	557,093,000	680,224,000	631,063,000	650,378,000	57,030,000	704,850,000	687,141,000	615,953,000	694,630,000	635,962,000	712,726,000	676,106,000	680,224,000	591,187,000
Estimated current liability of additional cash consideration																								19,500,000
Additional cash consideration accelerated if certain event occurs																								7,800,000
Fair value of additional contingent cash consideration																								11,700,000
Period within which contingent consideration will be paid																													6 months	9 months
Purchase price allocation
Amortizable intangible assets																															13,300,000	4,900,000	200,000						8,800,000	1,000,000	1,300,000	1,700,000
Accounts receivable - billed																							3,100,000
Accounts receivable - unbilled																							7,700,000
Accounts receivable, net																																		2,200,000
Accounts payable and accrued expenses																							(3,000,000)											(1,200,000)
Deferred tax liabilities, net																																		(4,700,000)
Other net liabilities assumed																							(400,000)											(1,400,000)
Net identifiable assets acquired																							25,800,000											7,700,000
Goodwill																							26,800,000											12,300,000
Total																							52,600,000											20,000,000
Weighted average useful life of intangible assets																			6 years						4 years												5 years
Estimated amortization expense related to the intangible assets
2013		12,246,000																	12,246,000						3,000,000		3,000,000								1,200,000		1,200,000
2014		9,330,000																	9,330,000						3,400,000		3,400,000								1,600,000		1,600,000
2015		6,495,000																	6,495,000						2,900,000		2,900,000								1,500,000		1,500,000
2016		3,802,000																	3,802,000						2,400,000		2,400,000								1,400,000		1,400,000
2017		1,962,000																	1,962,000						1,900,000		1,900,000								1,300,000		1,300,000
Unaudited pro forma information
Net sales																									364,700,000	351,400,000	691,000,000	680,600,000							364,700,000	351,400,000	691,000,000	680,600,000
Net income attributable to Cubic																									$ 24,200,000	$ 23,900,000	$ 37,000,000	$ 45,100,000							$ 26,900,000	$ 23,900,000	$ 40,300,000	$ 45,100,000

Balance Sheet Details (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
Accounts receivable:
Trade and other receivables	$ 21,060,000	$ 17,543,000
Long-term contracts:
Billed	108,774,000	91,132,000
Unbilled	305,713,000	264,555,000
Allowance for doubtful accounts	(651,000)	(463,000)
Total accounts receivable	434,896,000	372,767,000
Less estimated amounts not currently due	(20,830,000)	(22,070,000)	(22,850,000)	(23,590,000)	(24,140,000)	(23,700,000)	(24,275,000)	(25,180,000)	(26,530,000)	(28,080,000)	(29,800,000)	(17,000,000)	(9,300,000)	(13,400,000)
Current accounts receivable	414,066,000	350,697,000	323,118,000	292,704,000	254,811,000	227,290,000	207,950,000	234,162,000	207,260,000	212,829,000	217,001,000	218,962,000	206,333,000	230,984,000
Period that receivables will not be collected within to be classified as not currently due	1 year	1 year
Inventories
Work in process and inventoried costs under long-term contracts	71,885,000	78,796,000				71,855,000				79,529,000				105,460,000
Customer advances	(21,601,000)	(27,288,000)				(34,582,000)				(41,575,000)				(49,734,000)
Raw materials and purchased parts	708,000	858,000				1,086,000				2,699,000				1,824,000
Net inventories	50,992,000	52,366,000	49,622,000	51,398,000	43,341,000	38,359,000	41,230,000	37,387,000	40,538,000	40,653,000	47,083,000	59,382,000	62,164,000	57,605,000
Costs incurred outside the scope of work or in advance of a contract award	$ 1,600,000	$ 1,900,000				$ 1,200,000				$ 100,000				$ 900,000

Fair Value of Financial Instruments (Details) (USD $)	6 Months Ended	12 Months Ended					0 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2012 NEK Special Programs Group LLC (NEK)	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Minimum	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Maximum	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Level 1	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Level 2	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Level 3	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Total
Fair Value of Financial Instruments
Change in the fair value of the contingent consideration		$ 0
Contingent consideration expense	0
Assets and liabilities measured at fair value on a recurring basis
Period within which contingent consideration will be paid							6 months	9 months
Assets
Cash equivalents									115,214,000	171,300,000	266,842,000	129,756,000	178,893,000							115,214,000	171,300,000	266,842,000	129,756,000	178,893,000
Current derivative assets														2,827,000	3,779,000	7,466,000	11,428,000	18,106,000		2,827,000	3,779,000	7,466,000	11,428,000	18,106,000
Non-current derivative assets														5,303,000	3,713,000					5,303,000	3,713,000
Total assets measured at fair value									115,214,000	171,300,000	266,842,000	129,756,000	178,893,000	8,130,000	7,492,000	33,295,000	95,509,000	26,233,000		123,344,000	178,792,000	300,137,000	225,265,000	205,126,000
Liabilities
Current derivative liabilities														6,809,000	6,839,000	7,522,000	3,193,000	17,933,000		6,809,000	6,839,000	7,522,000	3,193,000	17,933,000
Non-current derivative liabilities														7,170,000	6,498,000	6,164,000	4,748,000			7,170,000	6,498,000	6,164,000	4,748,000
Fair value of additional contingent cash consideration						11,700,000			0										11,684,000	11,684,000
Total liabilities measured at fair value														13,979,000	13,337,000	13,686,000	7,941,000	17,933,000	11,684,000	25,663,000	13,337,000	13,686,000	7,941,000	17,933,000
Debt instruments
Estimated fair value of long-term debt	53,800,000	12,500,000	17,500,000	21,600,000	25,100,000
Carrying value of long-term debt	$ 53,000,000	$ 11,500,000	$ 15,918,000	$ 20,494,000	$ 25,124,000

Financing Arrangements (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 Revolving credit agreement	Sep. 30, 2012 Revolving credit agreement	May 30, 2012 Revolving credit agreement	Mar. 31, 2013 Secured letter of credit agreement	Sep. 30, 2012 Secured letter of credit agreement	Mar. 31, 2013 Secured letter of credit agreement United Kingdom	Sep. 30, 2012 Secured letter of credit agreement United Kingdom	Mar. 31, 2013 Senior unsecured notes	Mar. 12, 2013 Senior unsecured notes	Sep. 30, 2012 Senior unsecured notes	Apr. 23, 2013 Senior unsecured notes Subsequent event	Mar. 31, 2013 Senior unsecured notes Maximum
Financial arrangement
Maximum borrowing capacity under revolving credit agreement	$ 200		$ 200	$ 62.6	$ 66.7
Borrowings outstanding	25
Interest rate at period end (as a percent)	1.60%
Letters of credit outstanding	43.6	23.5		60.5	64.3
Available amount under line of credit	131.4	176.5
Cash on deposit as collateral						68.8	68.7
Interest rate (as a percent)								3.35%		6.31%
Amount of debt instrument agreed to be issued									100
Principal amount of debt instrument									$ 50		$ 50	$ 25
Period for issuance of senior notes												3 years

Pension Plans (Details) (Defined Benefit Pension Plans, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Pension Plans
Components of net periodic pension cost (benefit)
Service cost	$ 136	$ 127	$ 276	$ 254	$ 508	$ 550	$ 4,167	$ 2,614
Interest cost	2,217	2,391	4,461	4,782	9,565	9,387	9,121	9,759
Expected return on plan assets	(2,900)	(2,523)	(5,834)	(5,046)	(10,091)	(9,979)	(9,334)	(9,569)
Amortization of actuarial loss	450	398	907	796	1,593	985	917
Administrative expenses	19	21	38	42	82	85	92	100
Net pension cost (benefit)	$ (78)	$ 414	$ (152)	$ 828	$ 1,657	$ 1,028	$ 5,656	$ 2,904

Stockholders' Equity (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended
	Mar. 21, 2013	Mar. 31, 2013	Mar. 31, 2013
Stockholders' Equity
Number of shares of common stock, the fair value of which is determined			1
RSUs
Stockholders' Equity
Number of units awarded (in shares)			426,511
Number of shares of common stock that each award holder has the contingent right to receive	1
Weighted-average grant date fair value (in dollars per share)		$ 43.76	$ 43.76
Awards vested (in shares)		0
Awards forfeited (in shares)		0
RSUs | Expected
Stockholders' Equity
Awards vested (in shares)		227,177
Service-based RSUs
Stockholders' Equity
Number of units awarded (in shares)	264,549
Number of equal installments for vesting of stock awards			4
Performance-based RSUs
Stockholders' Equity
Number of units awarded (in shares)	161,962
Vesting period			3 years
Percentage of sales growth achievement considered for vesting			50.00%
Percentage of return on equity achievement considered for vesting			50.00%

Stock-Based Compensation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Stock-Based Compensation
Compensation expense related to stock-based awards	$ 0.1
Estimated forfeiture rate (as a percent)		12.00%
RSUs
Stock-Based Compensation
Unrecognized compensation cost related to unvested awards	18.6	18.6
Weighted-average period of recognition		1 year 7 months 6 days
Aggregate fair value of awards		9.9

Income Taxes (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Income Taxes
Effective tax rate (as a percent)	24.00%	29.00%
Unrecognized tax benefits, exclusive of interest and penalties	$ 8,900,000	$ 8,300,000	$ 10,715,000	$ 8,958,000	$ 9,958,000	$ 8,881,000
Unrecognized tax benefits from permanent tax adjustments that, if recognized, would affect the effective rate	6,800,000	6,300,000
Estimated unrecognized tax benefits resulting from possible resolution of reviews by domestic and international taxing authorities	$ 4,800,000

Derivative Instruments and Hedging Activities (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012 Foreign currency forwards	Dec. 31, 2011 Foreign currency forwards	Sep. 30, 2011 Foreign currency forwards	Jun. 30, 2011 Foreign currency forwards	Mar. 31, 2011 Foreign currency forwards	Dec. 31, 2010 Foreign currency forwards	Sep. 30, 2010 Foreign currency forwards	Jun. 30, 2010 Foreign currency forwards	Mar. 31, 2010 Foreign currency forwards	Dec. 31, 2009 Foreign currency forwards	Mar. 31, 2013 Forward starting swap	Sep. 30, 2012 Forward starting swap	Mar. 31, 2013 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2012 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2011 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2010 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2009 Instruments designated as accounting hedges: Foreign currency forwards	Mar. 31, 2013 Instruments designated as accounting hedges: Forward starting swap	Sep. 30, 2012 Instruments designated as accounting hedges: Forward starting swap	Mar. 31, 2013 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2012 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2011 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2010 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2009 Instruments not designated as accounting hedges: Foreign currency forwards
Derivative instruments and hedging activities
Notional Principal outstanding derivative instruments			$ 370,100,000	$ 358,400,000	$ 290,400,000	$ 334,800,000	$ 352,700,000	$ 224,500,000	$ 232,500,000	$ 233,700,000	$ 178,600,000	$ 176,800,000	$ 58,400,000	$ 58,415,000	$ 380,823,000	$ 382,500,000	$ 290,400,000	$ 232,500,000	$ 148,300,000	$ 58,415,000	$ 58,415,000	$ 7,430,000	$ 5,945,000	$ 3,644,000	$ 7,794,000	$ 8,148,000
Estimated unrealized net gains (losses) from cash flow hedges which are expected to be reclassified into earnings in the next twelve months	$ 2,600,000	$ (2,000,000)

Derivative Instruments and Hedging Activities (Details 2) (Instruments designated as accounting hedges:, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Derivative instruments and hedging activities
Asset derivatives:	$ 8,130	$ 7,492	$ 7,466	$ 11,428	$ 18,106
Liability derivatives:	13,979	13,337	13,686	7,941	17,933
Foreign currency forwards | Other current assets
Derivative instruments and hedging activities
Asset derivatives:	2,827	3,779	7,466	11,428	18,106
Foreign currency forwards | Other noncurrent assets
Derivative instruments and hedging activities
Asset derivatives:	5,303	3,713
Foreign currency forwards | Other current liabilities
Derivative instruments and hedging activities
Liability derivatives:	6,809	6,839	7,522	3,193	17,933
Foreign currency forwards | Other noncurrent liabilities
Derivative instruments and hedging activities
Liability derivatives:	7,006	6,407	6,164	4,748
Forward starting swap | Other noncurrent liabilities
Derivative instruments and hedging activities
Liability derivatives:	$ 164	$ 91

Derivative Instruments and Hedging Activities (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2010	Sep. 30, 2009
Foreign currency forwards
Derivative instruments and hedging activities
Gains (losses) recognized in OCI	$ (1,435)	$ 152	$ (623)	$ (5,618)	$ (1,892)	$ (5,572)	$ 1,483	$ 112
Gains (losses) reclassified into earnings - Effective Portion	20	(4,309)	(5,681)	3,420	(2,052)	(8,846)	1,838	53
Forward starting swap
Derivative instruments and hedging activities
Gains (losses) recognized in OCI	$ 309	$ 91			$ (164)

Derivative Instruments and Hedging Activities (Details 4) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 30, 2012 Forward starting swap	Sep. 30, 2012 Forward starting swap item	Mar. 31, 2013 Forward starting swap item	Mar. 31, 2013 Foreign currency forwards	Sep. 30, 2012 Foreign currency forwards	Mar. 31, 2012 Foreign currency forwards	Dec. 31, 2011 Foreign currency forwards	Sep. 30, 2011 Foreign currency forwards	Jun. 30, 2011 Foreign currency forwards	Mar. 31, 2011 Foreign currency forwards	Dec. 31, 2010 Foreign currency forwards	Sep. 30, 2010 Foreign currency forwards	Jun. 30, 2010 Foreign currency forwards	Mar. 31, 2010 Foreign currency forwards	Dec. 31, 2009 Foreign currency forwards
Derivative instruments and hedging activities
Debt to be issued under derivative contacts		$ 83,000,000	$ 83,000,000
Term of debt to be issued		10 years	10 years
Term of derivative contract	10 years		10 years
Number of semi-annual interest cash flows		20	20
Notional Principal outstanding derivative instruments		58,415,000	58,400,000			370,100,000	358,400,000	290,400,000	334,800,000	352,700,000	224,500,000	232,500,000	233,700,000	178,600,000	176,800,000
Fixed rate (as a percent)		1.70%	1.70%
Variable rate basis			3-month LIBOR
Number of days prior to the first day of each calculation period		2 days	2 days
Minimum commitment amount for hedging				$ 50,000	$ 50,000

Segment Information (Details) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue recognition
Sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000		$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Operating income (loss)	34,648,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	52,890,000	60,294,000	67,224,000		94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Depreciation and amortization	6,879,000			5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000	11,597,000	11,297,000	10,086,000	17,140,000	16,246,000	22,857,000	22,341,000	14,469,000	15,586,000
Transportation Systems
Revenue recognition
Sales	138,800,000			131,700,000										257,400,000	257,500,000				513,500,000	427,100,000	383,000,000	314,300,000
Operating income (loss)	32,200,000			23,400,000										45,400,000	41,300,000				76,300,000	66,900,000	51,800,000	56,400,000
Depreciation and amortization	1,000,000			800,000										1,500,000	1,700,000				3,700,000	3,600,000	3,500,000	2,400,000
Mission Support Services
Revenue recognition
Sales	122,200,000			126,900,000										235,600,000	234,400,000				491,400,000	476,500,000	4,449,000	420,600,000
Operating income (loss)	3,600,000			4,600,000										7,800,000	9,100,000				21,900,000	23,900,000	27,900,000	25,900,000
Depreciation and amortization	3,400,000			3,000,000										6,500,000	6,500,000				12,500,000	12,300,000	5,200,000	6,200,000
Defense Systems
Revenue recognition
Sales	103,200,000			80,700,000										184,400,000	164,000,000				375,400,000	390,700,000	368,200,000	287,500,000
Operating income (loss)	300,000			6,100,000										1,500,000	12,100,000				34,600,000	29,800,000	31,600,000	19,900,000
Depreciation and amortization	2,100,000			1,300,000										2,900,000	2,500,000				5,500,000	5,400,000	4,800,000	6,000,000
Other
Revenue recognition
Sales	100,000			300,000										300,000	500,000				1,100,000	1,300,000	2,100,000	3,500,000
Depreciation and amortization	400,000			400,000										700,000	600,000
Unallocated corporate expenses and other
Revenue recognition
Operating income (loss)	$ (1,500,000)			$ (1,600,000)										$ (1,800,000)	$ (2,200,000)				$ (4,800,000)	$ (7,100,000)	$ (4,700,000)	$ (6,300,000)

Segment Information (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue recognition
Number of transportation systems service contracts contains annual system usage incentives			1
Sales related to annual system usage incentives	$ 13,200,000	$ 12,200,000
Restructuring costs primarily related to severance pay and related benefits	6,084,000		6,084,000
CDS
Revenue recognition
Restructuring costs primarily related to severance pay and related benefits	6,100,000
Change in estimated total costs
Revenue recognition
Increase (decrease) in operating profit	3,100,000	7,100,000	3,600,000	7,800,000	17,500,000	17,000,000	8,800,000	3,600,000
Increase (decrease) in net income	$ 2,500,000	$ 4,900,000	$ 3,100,000	$ 5,400,000
Increase (decrease) in net income per common share (in dollars per share)	$ 0.1	$ 0.19	$ 0.12	$ 0.2	$ 0.45	$ 0.43	$ 0.22	$ 0.1

Segment Information (Details 3) (USD $)	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2013 CDS	Mar. 31, 2013 CDS Employee Separation Expenses item	Dec. 31, 2012 CDS Employee Separation Expenses
Restructuring plan
Reduction in global employee headcount				150
Restructuring liability
Liability at the beginning of the period					$ 0
Accrued costs	6,084,000	6,084,000	6,100,000	6,100,000
Cash payments				(500,000)
Liability at the end of the period				$ 5,600,000	$ 0

Legal Matters (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 Contract awarded by Iran	Sep. 30, 2012 Contract awarded by Iran	Feb. 19, 2013 Claim from public transit authority customer	Nov. 30, 2011 Claim from public transit authority customer item	Nov. 30, 2011 Claim from public transit authority customer item	Mar. 31, 2013 Claim from public transit authority customer	Sep. 30, 2012 Claim from public transit authority customer	Mar. 31, 2013 Claim from public transit authority customer Maximum
Legal Matters
Arbitration award amount	$ 2.8	$ 2.8
Amount of accrued liability	8.8	8.8
Amount of accrued interest	0.2	0.2
Amount of attorney's fees	0.6	0.1
Period prior to acquisition of contract during which a former employee was committing illegal acts						2 years	2 years
Number of employees alleged for loss of revenue due to inappropriate and illegal actions				1	1
Amount of recoupment sought under claim for alleged lost revenue, fees and damages						3.9
Estimated loss of revenue						2.9	2.9
Increase in claim			$ 1					$ 2.9